OMB APPROVAL
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                                        UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                      Washington, DC 20549
                                        FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                                MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number        811-09885

                                   Janus Adviser Series
                  (Exact name of registrant as specified in charter)


                    151 Detroit Street, Denver, Colorado  80206
                (Address of principal executive offices) (Zip code)


     Stephanie Grauerholz-Lofton, 151 Detroit Street, Denver, Colorado 80206
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 303-333-3863


Date of fiscal year end: 7/31


Date of reporting period: 4/30/07


Item 1. Schedule of Investments.
--------------------------------

Janus Adviser Balanced Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 49.9%
Advertising Sales - 0.6%
            73,890    Lamar Advertising Co.*                                                                      $        4,458,523
Aerospace and Defense - 0.3%
           258,260    BAE Systems PLC**                                                                                    2,343,924
Agricultural Chemicals - 3.5%
            41,160    Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                                               7,389,043
            52,577    Syngenta A.G.                                                                                       10,458,027
           159,250    Syngenta A.G. (ADR)*                                                                                 6,322,225
                                                                                                                          24,169,295
Audio and Video Products - 0.4%
            51,875    Sony Corp. (ADR)**                                                                                   2,762,863
Automotive - Cars and Light Trucks - 0.5%
            54,814    BMW A.G.**,#                                                                                         3,395,276
Beverages - Non-Alcoholic - 0.6%
            62,760    PepsiCo, Inc.                                                                                        4,147,808
Brewery - 0.5%
            47,215    Interbrew S.A.**,#                                                                                   3,676,197
Building Products - Air and Heating - 0.3%
            57,030    Daikin Industries, Ltd.**                                                                            1,928,073
Casino Hotels - 0.3%
            22,285    Harrah's Entertainment, Inc.                                                                         1,900,911
Computers - 1.6%
            66,345    Apple, Inc.*                                                                                         6,621,231
           102,970    Hewlett-Packard Co.                                                                                  4,339,156
                                                                                                                          10,960,387
Computers - Memory Devices - 0.9%
           424,915    EMC Corp.*                                                                                           6,450,210
Cosmetics and Toiletries - 1.7%
            76,505    Avon Products, Inc.                                                                                  3,044,899
           135,875    Procter & Gamble Co.                                                                                 8,738,121
                                                                                                                          11,783,020
Diversified Operations - 2.0%
           333,176    General Electric Co.                                                                                12,280,867
           777,000    Melco International Development, Ltd.                                                                1,505,219
                                                                                                                          13,786,086
Electric Products - Miscellaneous - 0.2%
            27,275    Emerson Electric Co.                                                                                 1,281,652
Electronic Components - Semiconductors - 2.3%
            10,476    Samsung Electronics Company, Ltd.                                                                    6,414,932
           273,213    Texas Instruments, Inc.                                                                              9,390,330
                                                                                                                          15,805,262
Enterprise Software/Services - 0.8%
           310,570    Oracle Corp.*                                                                                        5,838,716
Finance - Consumer Loans - 1.2%
           155,565    SLM Corp.                                                                                            8,374,064
Finance - Credit Card - 1.1%
           129,260    American Express Co.                                                                                 7,842,204
Finance - Investment Bankers/Brokers - 5.7%
           293,100    JP Morgan Chase & Co.                                                                               15,270,510
           206,315    Merrill Lynch & Company, Inc.                                                                       18,615,801
            81,000    UBS A.G. (U.S. Shares)                                                                               5,256,900
                                                                                                                          39,143,211
Finance - Mortgage Loan Banker - 0.9%
           108,755    Fannie Mae                                                                                           6,407,845
Food - Diversified - 1.4%
           112,125    Kraft Foods, Inc. - Class A                                                                          3,752,824
            15,475    Nestle S.A.#                                                                                         6,130,860
                                                                                                                           9,883,684
Hotels and Motels - 1.7%
           112,690    Marriott International, Inc. - Class A                                                               5,094,715
           102,130    Starwood Hotels & Resorts Worldwide, Inc.                                                            6,844,753
                                                                                                                          11,939,468
Industrial Automation and Robotics - 0.4%
            40,990    Rockwell Automation, Inc.                                                                            2,440,545
Machinery - General Industrial - 0.2%
         3,099,095    Shanghai Electric Group Company, Ltd.                                                                1,321,501
Medical - Biomedical and Genetic - 0.7%
            35,835    Amgen, Inc.*                                                                                         2,298,457
            39,810    Celgene Corp.*                                                                                       2,434,780
                                                                                                                           4,733,237
Medical - Drugs - 4.3%
            51,665    Merck & Company, Inc.                                                                                2,657,648
            36,320    Novartis A.G. (ADR)                                                                                  2,109,829
            51,170    Pfizer, Inc.                                                                                         1,353,958
            92,435    Roche Holding A.G.#                                                                                 17,436,947
            64,457    Sanofi-Aventis**,#                                                                                   5,918,887
                                                                                                                          29,477,269
Medical Products - 0.3%
             5,220    Nobel Biocare Holding A.G.#                                                                          1,884,393
Multimedia - 0.8%
           132,805    News Corporation, Inc. - Class A                                                                     2,973,504
           156,915    Publishing & Broadcasting, Ltd.                                                                      2,657,273
                                                                                                                           5,630,777
Oil Companies - Exploration and Production - 1.2%
           160,640    EnCana Corp. (U.S. Shares)                                                                           8,425,568
Oil Companies - Integrated - 2.2%
           142,585    ConocoPhillips                                                                                       9,888,270
            17,920    Exxon Mobil Corp.                                                                                    1,422,490
            49,727    Suncor Energy, Inc.                                                                                  3,989,719
                                                                                                                          15,300,479
Optical Supplies - 0.2%
            10,845    Alcon, Inc. (U.S. Shares)                                                                            1,463,316
Real Estate Operating/Development - 0.3%
           929,230    Guangzhou R&F Properties Company, Ltd.                                                               2,229,827
Retail - Consumer Electronics - 0.4%
            27,890    Yamada Denki Company, Ltd.**                                                                         2,569,845
Retail - Drug Store - 0.8%
           159,805    CVS/Caremark Corp.                                                                                   5,791,333
Retail - Regional Department Stores - 1.0%
           151,085    Federated Department Stores, Inc.                                                                    6,635,653
Soap and Cleaning Preparations - 1.5%
           189,401    Reckitt Benckiser PLC**                                                                             10,378,447
Telecommunication Equipment - Fiber Optics - 0.6%
           169,460    Corning, Inc.*                                                                                       4,019,591
Therapeutics - 1.0%
            84,830    Gilead Sciences, Inc.*                                                                               6,932,308
Tobacco - 1.6%
           162,025    Altria Group, Inc.                                                                                  11,166,763
Transportation - Railroad - 1.9%
           179,999    Canadian National Railway Co. (U.S. Shares)                                                          9,043,150
            37,795    Union Pacific Corp.                                                                                  4,318,079
                                                                                                                          13,361,229
Transportation - Services - 0.3%
            19,275    FedEx Corp.                                                                                          2,032,356
Web Portals/Internet Service Providers - 1.2%
             3,320    Google, Inc. - Class A*                                                                              1,564,982
           247,600    Yahoo!, Inc.*                                                                                        6,942,704
                                                                                                                           8,507,686
Wireless Equipment - 0.6%
            87,525    QUALCOMM, Inc.                                                                                       3,833,595
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $249,133,775)                                                                                   346,414,397
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 6.2%
Automotive - Cars and Light Trucks - 0.1%
   $       645,000    General Motors Nova Financial Corp., 6.85%
                         company guaranteed notes, due 10/15/08                                                              640,969
Building - Residential and Commercial - 0%
           315,000    Beazer Homes USA, Inc., 6.875%
                         company guaranteed notes, due 7/15/15                                                               289,800
Cable Television - 0.7%
           855,000    Comcast Corp., 5.66%
                         company guaranteed notes, due 7/14/09***                                                            856,307
         1,025,000    Comcast Corp., 6.50%
                         company guaranteed notes, due 1/15/17                                                             1,088,485
         1,755,000    Comcast Corp., 6.45%
                         company guaranteed notes, due 3/15/37                                                             1,774,894
           283,243    CSC Holdings, Inc., 7.07%
                         bank loan, due 3/29/13***                                                                           284,217
           530,689    CSC Holdings, Inc., 7.07%
                         bank loan, due 3/29/13***                                                                           532,514
            68,462    CSC Holdings, Inc., 7.11%
                         bank loan, due 3/29/13***                                                                            68,697
           357,969    CSC Holdings, Inc., 7.11%
                         bank loan, due 3/29/13***                                                                           359,200
                                                                                                                           4,964,314
Commercial Banks - 0.2%
         1,195,000    US Bank, 5.70%
                         subordinated notes, due 12/15/08                                                                  1,205,475
Containers - Metal and Glass - 0.6%
         2,039,000    Owens-Brockway Glass Container, Inc., 8.875%
                         company guaranteed notes, due 2/15/09                                                             2,079,780
         1,800,000    Owens-Illinois, Inc., 7.35%
                         senior notes, due 5/15/08                                                                         1,818,000
                                                                                                                           3,897,780
Diversified Financial Services - 0.2%
           970,000    General Electric Capital Corp., 6.75%
                         notes, due 3/15/32                                                                                1,104,425
Electric - Integrated - 0.5%
           570,000    CMS Energy Corp., 7.50%
                         senior notes, due 1/15/09                                                                           586,388
         2,055,000    MidAmerican Energy Holdings Co., 3.50%
                         senior notes, due 5/15/08                                                                         2,018,266
           215,000    Pacific Gas and Electric Co., 3.60%
                         unsecured notes, due 3/1/09                                                                         209,432
           745,000    Pacific Gas and Electric Co., 4.20%
                         unsecured notes, due 3/1/11                                                                         722,761
                                                                                                                           3,536,847
Finance - Auto Loans - 0.7%
           960,000    Ford Motor Credit Co., 9.81%
                         notes, due 4/15/12***                                                                             1,026,041
         1,500,000    Ford Motor Credit Co., 8.00%
                         senior unsecured notes, due 12/15/16                                                              1,466,961
           905,000    General Motors Acceptance Corp., 4.375%
                         notes, due 12/10/07                                                                                 894,664
         1,335,000    General Motors Acceptance Corp., 7.25%
                         notes, due 3/2/11                                                                                 1,357,293
                                                                                                                           4,744,959
Finance - Consumer Loans - 0.3%
         2,010,000    Household Finance Corp., 4.75%
                         notes, due 5/15/09                                                                                1,995,618
Finance - Investment Bankers/Brokers - 0.8%
         2,434,000    Citigroup, Inc., 5.00%
                         subordinated notes, due 9/15/14                                                                   2,381,636
           965,000    Credit Suisse First Boston USA, Inc., 3.875%
                         notes, due 1/15/09                                                                                  947,175
         1,980,000    JP Morgan Chase & Co., 3.80%
                         senior unsecured notes, due 10/2/09                                                               1,923,388
                                                                                                                           5,252,199
Food - Diversified - 0.2%
         1,820,000    Kellogg Co., 2.875%
                         senior notes, due 6/1/08                                                                          1,772,367
Independent Power Producer - 0%
           290,000    NRG Energy, Inc., 7.375%
                         company guaranteed notes, due 1/15/17                                                               300,513
Medical - Hospitals - 0.2%
           653,363    HCA, Inc., 7.60%
                         bank loan, due 11/18/13***                                                                          660,190
           880,000    HCA, Inc., 9.25%
                         secured notes, due 11/15/16 (144A)                                                                  959,200
                                                                                                                           1,619,390
Non-Hazardous Waste Disposal - 0.1%
           129,539    Allied Waste Industries, Inc., 5.32%
                         bank loan, due 3/28/14***                                                                           130,349
           130,535    Allied Waste Industries, Inc., 7.06%
                         bank loan, due 3/28/14***                                                                           131,187
            47,863    Allied Waste Industries, Inc., 7.10%
                         bank loan, due 3/28/14***                                                                            48,102
            28,999    Allied Waste Industries, Inc., 7.11%
                         bank loan, due 3/28/14***                                                                            29,144
            60,916    Allied Waste Industries, Inc., 7.12%
                         bank loan, due 3/28/14***                                                                            61,221
            52,214    Allied Waste Industries, Inc., 7.15%
                         bank loan, due 3/28/14***                                                                            52,475
                                                                                                                             452,478
Office Supplies and Forms - 0.1%
           515,000    Acco Brands Corp., 7.625%
                         company guaranteed notes, due 8/15/15                                                               525,300
Oil Companies - Exploration and Production - 0.1%
           300,000    Sabine Pass LNG L.P., 7.25%
                         secured notes, due 11/30/13 (144A)                                                                  306,750
           300,000    Sabine Pass LNG L.P., 7.50%
                         secured notes, due 11/30/16 (144A)                                                                  307,500
                                                                                                                             614,250
Photo Equipment and Supplies - 0.1%
           256,772    Eastman Kodak Co., 7.57%
                         bank loan, due 10/18/12***                                                                          257,020
           251,655    Eastman Kodak Co., 7.57%
                         bank loan, due 10/18/12***                                                                          251,900
                                                                                                                             508,920
Pipelines - 0.1%
           255,000    Kinder Morgan Energy Partners L.P., 6.00%
                         senior unsecured notes, due 2/1/17                                                                  259,107
           155,000    Kinder Morgan Energy Partners L.P., 6.50%
                         senior unsecured notes, due 2/1/37                                                                  156,616
           205,000    Southern Natural Gas Co., 5.90%
                         notes, due 4/1/17 (144A)                                                                            206,210
                                                                                                                             621,933
Publishing - Periodicals - 0.1%
           683,288    Idearc, Inc., 7.35%
                         bank loan, due 11/17/14***                                                                          687,654
Rental Auto/Equipment - 0.1%
           734,041    Avis Budget Car Rental LLC, 6.61%
                         bank loan, due 4/19/12***                                                                           733,784
Retail - Building Products - 0.1%
           575,000    Home Depot, Inc., 5.875%
                         senior unsecured notes, due 12/16/36                                                                557,324
Retail - Major Department Stores - 0.1%
         1,030,000    May Department Stores Co., 4.80%
                         unsecured notes, due 7/15/09                                                                      1,020,342
Retail - Regional Department Stores - 0.1%
           402,848    Neiman Marcus Group, Inc., 7.34625%
                         bank loan, due 4/6/13***                                                                            406,123
             6,013    Neiman Marcus Group, Inc., 7.34625%
                         bank loan, due 4/6/13***                                                                              6,062
                                                                                                                             412,185
Specified Purpose Acquisition Company - 0.2%
         1,530,000    Duke Capital Corp., 6.75%
                         senior notes, due 2/15/32                                                                         1,573,539
Telecommunication Services - 0.3%
           615,000    Embarq Corp., 7.082%
                         senior unsecured notes, due 6/1/16                                                                  635,380
         1,800,000    Verizon Global Funding Corp., 4.00%
                         senior unsecured notes, due 1/15/08                                                               1,784,025
                                                                                                                           2,419,405
Transportation - Railroad - 0.2%
           515,000    Canadian National Railway Co., 4.25%
                         notes, due 8/1/09                                                                                   505,429
           860,000    Canadian National Railway Co., 6.25%
                         bonds, due 8/1/34                                                                                   894,011
                                                                                                                           1,399,440
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $42,679,936)                                                                                  42,851,210
------------------------------------------------------------------------------------------------------------------------------------
Mortgage Backed Securities - 1.1%
U.S. Government Agency - 1.1%
         2,963,599    Federal Home Loan Bank System, 5.27%
                         due 12/28/12                                                                                      2,982,863
         2,399,073    Freddie Mac, 5.75%
                         due 12/15/18                                                                                      2,420,042
         1,967,824    Freddie Mac, 5.50%
                         due 12/15/19                                                                                      1,975,561
------------------------------------------------------------------------------------------------------------------------------------
Total Mortgage Backed Securities (cost $7,344,820)                                                                         7,378,466
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0.1%
Metal - Diversified - 0.1%
             6,265    Freeport-McMoRan Copper & Gold, Inc.
                         convertible, 6.75% (cost $626,500)                                                                  680,003
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agencies - 1.1%
$        1,750,000    Fannie Mae, 5.25%, due 12/3/07                                                                       1,749,764
           585,000    Fannie Mae, 2.50%, due 6/15/08                                                                         568,910
         1,000,000    Fannie Mae, 5.25%, due 1/15/09#                                                                      1,005,791
           465,000    Fannie Mae, 6.375%, due 6/15/09#                                                                       479,343
         1,481,000    Fannie Mae, 5.375%, due 11/15/11#                                                                    1,514,999
         1,160,000    Freddie Mac, 5.75%, due 4/15/08#                                                                     1,166,718
           520,000    Freddie Mac, 5.75%, due 3/15/09#                                                                       528,038
           650,000    Freddie Mac, 7.00%, due 3/15/10                                                                        687,803
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agencies (cost $7,800,938)                                                                           7,701,366
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes/Bonds - 21.0%
         2,493,612    U.S. Treasury Notes, 3.625%, due 1/15/08+,#                                                          2,525,366
           969,000    U.S. Treasury Notes, 3.75%, due 5/15/08#                                                               957,682
            32,000    U.S. Treasury Notes, 5.625%, due 5/15/08#                                                               32,226
        11,639,000    U.S. Treasury Notes, 4.875%, due 5/31/08#                                                           11,637,184
         3,994,000    U.S. Treasury Notes, 4.375%, due 11/15/08#                                                           3,972,468
         1,476,000    U.S. Treasury Bonds, 4.75%, due 12/31/08#                                                            1,477,038
        10,618,000    U.S. Treasury Bonds, 4.875%, due 1/31/09#                                                           10,652,009
         5,470,000    U.S. Treasury Notes, 4.50%, due 2/15/09#                                                             5,454,186
         4,310,000    U.S. Treasury Notes, 3.125%, due 4/15/09#                                                            4,190,803
           528,000    U.S. Treasury Notes, 4.875%, due 5/15/09#                                                              530,764
         4,531,000    U.S. Treasury Notes, 6.00%, due 8/15/09#                                                             4,669,585
         2,986,000    U.S. Treasury Bonds, 4.625%, due 11/15/09#                                                           2,990,784
         5,632,000    U.S. Treasury Notes, 4.00%, due 4/15/10#                                                             5,550,820
         2,356,000    U.S. Treasury Notes, 3.625%, due 6/15/10#                                                            2,296,179
         1,123,000    U.S. Treasury Notes, 5.75%, due 8/15/10#                                                             1,165,639
           206,000    U.S. Treasury Notes, 4.25%, due 10/15/10#                                                              204,415
         6,063,000    U.S. Treasury Notes, 4.50%, due 11/15/10#                                                            6,064,655
         1,273,000    U.S. Treasury Notes, 4.375%, due 12/15/10#                                                           1,267,729
         4,126,000    U.S. Treasury Notes, 4.50%, due 2/28/11#                                                             4,125,195
         4,696,000    U.S. Treasury Notes, 4.875%, due 4/30/11#                                                            4,757,452
         2,210,000    U.S. Treasury Bonds, 4.875%, due 7/31/11#                                                            2,240,388
         4,428,000    U.S. Treasury Notes, 5.00%, due 8/15/11#                                                             4,515,869
         1,024,000    U.S. Treasury Bonds, 4.625%, due 8/31/11#                                                            1,028,760
         1,405,000    U.S. Treasury Notes, 4.50%, due 9/30/11#                                                             1,404,177
           311,000    U.S. Treasury Bonds, 4.50%, due 11/30/11#                                                              310,878
           370,000    U.S. Treasury Bonds, 4.625%, due 2/29/12#                                                              371,676
         2,994,000    U.S. Treasury Notes, 4.25%, due 8/15/14#                                                             2,933,303
         5,700,864    U.S. Treasury Notes, 1.875%, due 7/15/15+,#                                                          5,578,608
         4,747,000    U.S. Treasury Notes, 4.25%, due 8/15/15#                                                             4,629,806
         3,241,000    U.S. Treasury Notes, 4.50%, due 2/15/16#                                                             3,215,552
         7,674,000    U.S. Treasury Notes, 5.125%, due 5/15/16#                                                            7,953,679
         3,429,000    U.S. Treasury Bonds, 7.25%, due 5/15/16#                                                             4,084,261
         1,032,667    U.S. Treasury Notes, 2.50%, due 7/15/16+,#                                                           1,060,339
         5,763,000    U.S. Treasury Notes, 4.875%, due 8/15/16#                                                            5,868,803
         5,054,000    U.S. Treasury Bonds, 4.625%, due 11/15/16#                                                           5,050,841
         1,410,000    U.S. Treasury Notes, 4.625%, due 2/15/17#                                                            1,409,339
         1,202,000    U.S. Treasury Bonds, 7.875%, due 2/15/21#                                                            1,566,732
         2,739,000    U.S. Treasury Bonds, 7.25%, due 8/15/22#                                                             3,439,157
         3,242,000    U.S. Treasury Bonds, 6.00%, due 2/15/26#                                                             3,680,938
         1,180,658    U.S. Treasury Bonds, 3.375%, due 4/15/32+,#                                                          1,435,699
         9,695,000    U.S. Treasury Bonds, 4.50%, due 2/15/36#                                                             9,193,584
            50,000    U.S. Treasury Bonds, 4.75%, due 2/15/37                                                                 49,461
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Treasury Notes/Bonds (cost $144,953,102)                                                                      145,544,029
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 1.0%
         2,751,602    Janus Institutional Cash Management Fund - Institutional Shares, 5.32%                               2,751,602
         4,535,000    Janus Institutional Money Market Fund - Institutional Shares, 5.26%                                  4,535,000
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $7,286,602)                                                                                      7,286,602
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 19.6%
         2,682,600    Foreign Government Bonds++                                                                          2,682,600
       133,569,954    State Street Navigator Securities Lending
                      Prime Portfolio++                                                                                  133,569,954
------------------------------------------------------------------------------------------------------------------------------------
Total Other Securities (cost $136,252,554)                                                                               136,252,554
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $596,078,227) - 100%                                                                $      694,108,627
------------------------------------------------------------------------------------------------------------------------------------

               Geographic Summary of Investments- (Long Positions)
                           April 30, 2007 (unaudited)

                                                                 % of Investment
Country                                                 Value         Securities
--------------------------------------------------------------------------------
Australia                                 $         2,657,273               0.4%
Belgium                                             3,676,197               0.5%
Canada                                             30,887,889               4.5%
China                                               3,551,328               0.5%
France                                              5,918,887               0.9%
Germany                                             3,395,276               0.5%
Hong Kong                                           1,505,219               0.2%
Japan                                               7,260,781               1.0%
South Korea                                         6,414,932               0.9%
Switzerland                                        51,062,497               7.4%
United Kingdom                                     12,722,371               1.8%
United States@@                                   565,055,977              81.4%
--------------------------------------------------------------------------------
Total                                     $       694,108,627             100.0%
                                          ===================             =====

@@ Includes Short-Term Securities and Other Securities (60.8% excluding Short-Term and Other Securities).


Forward Currency Contracts, Open
as of April 30, 2007 (unaudited)

Currency Sold and                 Currency           Currency         Unrealized
Settlement Date                 Units Sold     Value in U.S.$        Gain/(Loss)
--------------------------------------------------------------------------------
British Pound 6/8/07             1,275,000        $ 2,548,761           (75,771)
British Pound 8/15/07              300,000            599,275           (21,311)
British Pound 10/17/07           1,065,000          2,125,466           (70,016)
Euro 6/8/07                      2,360,000          3,225,344          (138,275)
Japanese Yen 8/15/07           108,000,000            916,721            21,708
--------------------------------------------------------------------------------
Total                                             $ 9,415,567      $   (283,665)

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

ADR               American Depositary Receipt

PLC               Public Limited Company


U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*                 Non-income-producing security.
**                A portion of this security has been segregated by the
                  custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option
                  contracts, short sales and/or securities with extended
                  settlement dates.
***               Rate is subject to change.  Rate shown reflects current rate.
+                 Security is a U.S. Treasury Inflation-Protected Security
                  (TIPS).
#                 Loaned security; a portion or all of the security is on loan as of April 30, 2007.
++                The security is purchased with the cash collateral received from securities on loan.

The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of April 30, 2007.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of April 30, 2007 are noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Adviser Balanced Fund                                      $    22,709,947

Janus Adviser Contrarian Fund

Schedule of Investments (unaudited)

Shares/Principal/Contract Amount                                                                                             Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 86.8%
Airport Development - Maintenance - 1.2%
           304,466    Macquarie Airports**                                                                        $        1,001,667
Automotive - Cars and Light Trucks - 0.2%
             9,528    Tata Motors, Ltd. (ADR)**                                                                              174,172
Broadcast Services and Programming - 4.7%
            81,530    Liberty Global, Inc. - Class A*                                                                      2,926,111
             9,950    Liberty Global, Inc. - Class C*                                                                        332,430
             7,430    Liberty Media Corp. - Capital*                                                                         839,366
                                                                                                                           4,097,907
Building and Construction Products - Miscellaneous - 0.9%
            16,895    USG Corp.*                                                                                             779,704
Building Products - Cement and Aggregate - 2.8%
            35,550    Cemex S.A. de C.V. (ADR)*                                                                            1,155,375
           439,580    Gujarat Ambuja Cements, Ltd.**                                                                       1,258,763
                                                                                                                           2,414,138
Building Products - Wood - 0.9%
            27,625    Masco Corp.                                                                                            751,676
Casino Hotels - 1.6%
             6,300    Harrah's Entertainment, Inc.                                                                           537,390
             9,545    Station Casinos, Inc.                                                                                  830,415
                                                                                                                           1,367,805
Commercial Banks - 4.0%
            37,430    ICICI Bank, Ltd. (ADR)**                                                                             1,531,636
               115    Mitsubishi UFJ Financial Group, Inc.                                                                 1,202,283
               127    Mizuho Financial Group, Inc.                                                                           765,213
                                                                                                                           3,499,132
Computer Services - 3.8%
            96,505    Ceridian Corp.*                                                                                      3,258,009
Containers - Metal and Glass - 4.4%
           126,505    Owens-Illinois, Inc.*                                                                                3,806,535
Diversified Minerals - 0.9%
            19,485    Companhia Vale do Rio Doce (ADR)**                                                                     791,286
Diversified Operations - 0.3%
             8,809    Tyco International, Ltd. (U.S. Shares)                                                                 287,438
Electric - Generation - 1.9%
           723,725    Datang International Power Generation Company, Ltd.                                                    825,889
           210,328    National Thermal Power Corporation, Ltd.**                                                             809,905
                                                                                                                           1,635,794
Electric - Integrated - 3.0%
           790,720    Tenaga Nasional Berhad                                                                               2,618,612
Engineering - Research and Development Services - 0.8%
            15,840    Larsen & Toubro, Ltd.**                                                                                649,598
Enterprise Software/Services - 0.7%
            23,000    CA, Inc.                                                                                               626,980
Finance - Consumer Loans - 2.0%
            31,350    SLM Corp.**                                                                                          1,687,571
Finance - Investment Bankers/Brokers - 2.4%
             7,795    E*TRADE Financial Corp.*                                                                               172,114
            17,864    JP Morgan Chase & Co.                                                                                  930,714
            10,555    Merrill Lynch & Company, Inc.                                                                          952,378
                                                                                                                           2,055,206
Financial Guarantee Insurance - 0.7%
             8,650    MBIA, Inc.**                                                                                           601,694
Food - Diversified - 0.9%
            60,011    Cadbury Schweppes PLC**                                                                                791,692
Forestry - 4.1%
            29,630    Plum Creek Timber Company, Inc.                                                                      1,176,311
            29,612    Weyerhaeuser Co.**                                                                                   2,345,863
                                                                                                                           3,522,174
Hotels and Motels - 0.2%
             6,105    Home Inns & Hotels Management, Inc. (ADR)*                                                             209,218
Independent Power Producer - 2.5%
            26,840    NRG Energy, Inc.*                                                                                    2,119,286
Investment Companies - 0.8%
           216,914    Macquarie Infrastructure Group**                                                                       679,232
Leisure and Recreation Products - 0.3%
            58,351    EMI Group PLC**                                                                                        271,324
Machinery - Pumps - 0.1%
             1,925    Graco, Inc.                                                                                             76,038
Medical - Biomedical and Genetic - 1.0%
            13,420    Amgen, Inc.*                                                                                           860,759
Medical - HMO - 4.2%
            63,365    Coventry Health Care, Inc.*                                                                          3,664,398
Medical - Nursing Homes - 1.2%
            15,930    Manor Care, Inc.                                                                                     1,033,698
Metal - Copper - 1.0%
            71,355    Ivanhoe Mines, Ltd. (U.S. Shares)*                                                                     886,943
Metal Processors and Fabricators - 0.8%
            92,758    Bharat Forge, Ltd.**                                                                                   723,579
Multimedia - 3.4%
            66,960    News Corporation, Inc. - Class A                                                                     1,499,234
            24,920    News Corporation, Inc. - Class B                                                                       598,080
            47,311    Publishing & Broadcasting, Ltd.**                                                                      801,187
                                                                                                                           2,898,501
Oil Companies - Exploration and Production - 3.0%
             8,965    Chesapeake Energy Corp.                                                                                302,569
            33,139    Forest Oil Corp.*                                                                                    1,167,818
            51,487    Mariner Energy, Inc.*                                                                                1,161,032
                                                                                                                           2,631,419
Oil Companies - Integrated - 0.1%
               860    Suncor Energy, Inc. (U.S. Shares)                                                                       69,230
Oil Refining and Marketing - 1.5%
             9,430    Reliance Industries, Ltd. (GDR)**                                                                      710,682
             5,245    SK Corp.**                                                                                             570,442
                                                                                                                           1,281,124
Paper and Related Products - 0.8%
           149,088    Ballarpur Industries, Ltd.**                                                                           419,090
            24,482    Domtar Corp. (U.S. Shares)*                                                                            238,700
                                                                                                                             657,790
Pipelines - 2.2%
            27,420    Enbridge, Inc.                                                                                         904,200
            19,216    Kinder Morgan Management LLC*                                                                        1,021,139
                                                                                                                           1,925,339
Public Thoroughfares - 0.1%
            35,035    Sydney Roads Group**                                                                                    41,541
Publishing - Periodicals - 0.1%
            12,235    Playboy Enterprises, Inc. - Class B*                                                                   119,781
Real Estate Management/Services - 2.2%
            62,000    Mitsubishi Estate Company, Ltd.                                                                      1,919,348
Real Estate Operating/Development - 8.2%
           379,000    CapitaLand, Ltd.**                                                                                   2,090,685
           655,000    New World Development Company, Ltd.                                                                  1,538,927
            60,530    St. Joe Co.**                                                                                        3,427,813
                                                                                                                           7,057,425
Recreational Vehicles - 0.1%
             2,160    Polaris Industries, Inc.                                                                               109,145
Reinsurance - 0.7%
               175    Berkshire Hathaway, Inc. - Class B*                                                                    634,900
REIT - Diversified - 1.8%
            13,330    Vornado Realty Trust                                                                                 1,581,338
REIT - Office Property - 0.2%
            16,690    American Financial Realty Trust                                                                        176,914
REIT - Warehouse and Industrial - 1.5%
            20,310    ProLogis                                                                                             1,316,088
Retail - Consumer Electronics - 1.7%
            15,950    Yamada Denki Company, Ltd.                                                                           1,469,667
Retail - Major Department Stores - 1.0%
            93,299    Pantaloon Retail India, Ltd.**                                                                         897,043
Semiconductor Components/Integrated Circuits - 0.8%
            31,670    Cypress Semiconductor Corp.*                                                                           722,709
Soap and Cleaning Preparations - 0.8%
            13,224    Reckitt Benckiser PLC**                                                                                724,624
Television - 2.0%
           148,051    British Sky Broadcasting Group PLC**                                                                 1,695,484
Transportation - Railroad - 0.3%
             3,100    All America Latina Logistica (GDR)                                                                      36,605
            16,197    All America Latina Logistica (GDR)                                                                     189,155
                                                                                                                             225,760
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $67,109,634)                                                                                     75,098,435
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 13.0%
         4,531,000    Janus Institutional Cash Management Fund - Institutional Shares, 5.32%                               4,531,000
         6,669,800    Janus Institutional Money Market Fund - Institutional Shares, 5.26%                                  6,669,800
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $11,200,800)                                                                                    11,200,800
------------------------------------------------------------------------------------------------------------------------------------
Purchased Options - Calls - 0.1%
               148    Weyerhaeuser Co., expires January 2008
                           exercise price $85.00                                                                              74,000
                68    St. Joe Co., expires January 2008
                           exercise price $60.00                                                                              33,320
------------------------------------------------------------------------------------------------------------------------------------
Total Purchased Options - Calls (premiums paid $80,713)                                                                      107,320
------------------------------------------------------------------------------------------------------------------------------------
Purchased Options - Puts - 0.1%
                87    ICICI Bank, Ltd. (ADR), expires May 2007
                         exercise price $40.00                                                                                 7,395
                77    S&P 500(R) Depository Receipt, expires June 2007**
                         exercise price $17.40                                                                               104,720
------------------------------------------------------------------------------------------------------------------------------------
Total Purchased Options - Puts (premiums paid $138,723)                                                                      112,115
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $78,529,870) - 100%                                                                        $86,518,670
------------------------------------------------------------------------------------------------------------------------------------

               Geographic Summary of Investments- (Long Positions)
                           April 30, 2007 (unaudited)

                                                                 % of Investment
Country                                             Value             Securities
--------------------------------------------------------------------------------
Australia                               $       2,523,627                   2.9%
Bermuda                                           287,438                   0.3%
Brazil                                          1,017,046                   1.2%
Canada                                          2,099,073                   2.4%
Cayman Islands                                    209,218                   0.2%
China                                             825,889                   1.0%
Hong Kong                                       1,538,927                   1.8%
India                                           7,174,468                   8.3%
Japan                                           5,356,511                   6.1%
Malaysia                                        2,618,612                   3.0%
Mexico                                          1,155,375                   1.3%
Singapore                                       2,090,685                   2.4%
South Korea                                       570,442                   0.7%
United Kingdom                                  3,483,124                   4.0%
United States++                                55,568,235                  64.4%
--------------------------------------------------------------------------------
Total                                   $      86,518,670                 100.0%
                                        =================                 =====

++    Includes Short-Term Securities (51.3% excluding Short-Term Securities).


Forward Currency Contracts, Open
as of April 30, 2007 (unaudited)
Currency Sold and                                               Currency                   Currency                  Unrealized
Settlement Date                                               Units Sold             Value in U.S.$                   Gain/(Loss)
------------------------------------------------------------------------------------------------------------------------------------
Australian Dollar 10/18/07                                     1,800,000          $       1,486,978               $        2,396
British Pound 10/17/07                                           454,500                    907,065                      (29,880)
Indian Rupee 10/18/07                                            140,000                      3,303                          (36)
South Korean Won 10/17/07                                     75,277,000                     81,287                       (1,523)
Singapore Dollar 10/18/07                                      2,500,000                  1,667,011                        4,357
------------------------------------------------------------------------------------------------------------------------------------
Total                                                                             $       4,145,644               $      (24,686)

                                                                        Value
--------------------------------------------------------------------------------
Schedule of Written Options - Calls
                  Companhia Vale do Rio Doce (ADR)
                     expires May 2007
                     45 contracts
                     exercise price $42.50                      $     (2,475)
                  ICICI Bank, Ltd. (ADR)
                     expires May 2007
                     173 contracts
                     exercise price $45.00                            (3,460)
                  MBIA, Inc.
                     expires January 2008
                     55 contracts
                     exercise price $80.00                           (12,650)
                  SLM Corp.
                     expires June 2007
                     54 contracts
                     exercise price $55.00                            (4,320)
                  St. Joe Co.
                     expires January 2008
                     68 contracts
                     exercise price $70.00                           (12,580)
                  Weyerhaeuser Co.
                     expires January 2008
                     296 contracts
                     exercise price $95.00                           (59,200)
--------------------------------------------------------------------------------
Total Written Options - Calls
                  (Premiums received $87,613)                   $    (94,685)
--------------------------------------------------------------------------------

                                                                        Value
--------------------------------------------------------------------------------
Schedule of Written Options - Puts
                  S&P 500(R) Depository Receipt
                     expires June 2007
                     77 contracts
                     exercise price $4.50                       $    (27,720)
                  St. Joe Co.
                     expires September 2007
                     68 contracts
                     exercise price $50.00                           (10,880)
                  Weyerhaeuser Co.
                     expires January 2008
                     148 contracts
                     exercise price $60.00                           (17,020)
--------------------------------------------------------------------------------
Total Written Options - Puts
                  (Premiums received $73,245)                   $    (55,620)
--------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

GDR               Global Depositary Receipt

PLC               Public Limited Company

REIT              Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*                 Non-income-producing security.
** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of April 30, 2007 are noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Adviser Contrarian Fund                                   $     21,488,721

Janus Adviser Flexible Bond Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 22.6%
Aerospace and Defense - 0.1%
$            5,851    Hawker Beechcraft, Inc., 5.25%, bank loan, due 3/26/14 ***                                  $            5,873
            69,149    Hawker Beechcraft, Inc., 7.32%, bank loan, due 3/26/14 ***                                              69,430
                                                                                                                              75,303
Agricultural Operations - 0.1%
            80,000    Bunge Limited Finance Corp., 4.375%, company guaranteed notes, due 12/15/08                             78,780
Applications Software - 0.1%
            65,000    Intuit, Inc., 5.75%, senior unsecured notes, due 3/15/17                                                64,368
Auction House - Art Dealer - 0.1%
            61,348    Adesa, Inc., 0%, bank loan, due 9/23/13 ***                                                             61,712
Automotive - Cars and Light Trucks - 0.3%
           110,000    Ford Motor Company, 8.36%, bank loan, due 12/16/13 ***                                                 110,619
            49,875    General Motors Corp., 7.725%, bank loan, due 11/29/13 ***                                               50,218
                                                                                                                             160,837
Automotive - Medium and Heavy Duty Trucks - 0.2%
             2,200    Navistar International Corp., 8.47%, bank loan, 1/19/12 ***                                              2,227
            27,133    Navistar International Corp., 8.60988%, bank loan, due 1/19/12 ***                                      27,467
            80,667    Navistar International Corp., 8.60988%, bank loan, due 1/19/12 ***                                      81,675
                                                                                                                             111,369
Automotive - Truck Parts and Equipment - Original - 0%
            15,000    American Axle & Manufacturing, Inc., 7.875%, company guaranteed notes, due 3/1/17                       15,038
Building and Construction Products - Miscellaneous - 0.2%
           125,000    CRH America, Inc., 6.00%, company guaranteed notes, due 9/30/16                                        127,785
Building Products - Cement and Aggregate - 0.2%
            50,000    Lafarge S.A., 6.50%, senior notes, due 7/15/16**                                                        52,864
            50,000    Lafarge S.A., 7.125%, senior unsecured notes, due 7/15/36**                                             54,659
                                                                                                                             107,523
Cable Television - 1.8%
           110,000    Charter Communications Operating LLC, 7.35%, bank loan, due 3/5/14 ***                                 109,657
           170,000    Comcast Corp., 5.85%, company guaranteed notes, due 1/15/10                                            173,103
           210,000    Comcast Corp., 6.50%, company guaranteed notes, due 1/15/17                                            223,007
           250,000    Cox Communications, Inc., 4.625%, senior unsecured notes, due 1/15/10                                  246,554
            40,997    CSC Holdings, Inc., 7.07%, bank loan, due 3/29/13 ***                                                   41,138
            76,813    CSC Holdings, Inc., 7.07%, bank loan, due 3/29/13 ***                                                   77,077
            51,813    CSC Holdings, Inc., 7.11%, bank loan, due 3/29/13 ***                                                   51,991
             9,909    CSC Holdings, Inc., 7.11%, bank loan, due 3/29/13 ***                                                    9,943
                                                                                                                             932,470
Casino Hotels - 0.3%
            48,182    Green Valley Ranch Gaming, 7.36%, bank loan, due 2/16/14 ***                                            48,383
            75,000    Majestic Star Casino LLC, 9.75%, senior unsecured notes, due 1/15/11                                    72,000
            30,000    Seminole Hard Rock Entertainment, 7.8475%, secured notes, due 3/15/14 (144A) ***                        30,750
                                                                                                                             151,133
Cellular Telecommunications - 0.5%
           125,000    Nextel Communications, Inc., 6.875%, company guaranteed notes, due 10/31/13                            128,460
           135,000    Rogers Wireless Communications, Inc., 8.47988%, company guaranteed notes, due 12/15/10 ***             137,700
                                                                                                                             266,160
Commercial Banks - 0.5%
            95,000    ICICI Bank, Ltd., 7.25%, bonds, due 10/31/16 (144A) ***                                                 98,699
            74,000    Shinsei Bank, Ltd., 6.418%, junior subordinated notes, due 7/20/16 (144A) ***                           74,839
            70,000    Standard Chartered PLC, 6.409%, subordinated notes, due 12/29/49 (144A) ***                             69,690
                                                                                                                             243,228
Commercial Services - 0.3%
           180,000    Iron Mountain, Inc., 8.625%, company guaranteed notes, due 4/1/13                                      185,400
Computer Services - 0.2%
            80,000    SunGard Data Systems, Inc., 9.125%, company guaranteed notes, due 8/15/13                               85,800
Containers - Metal and Glass - 0.4%
           136,000    Owens-Brockway Glass Container, Inc., 8.875%, company guaranteed notes, due 2/15/09                    138,720
           100,000    Owens-Illinois, Inc., 7.35%, senior notes, due 5/15/08                                                 101,000
                                                                                                                             239,720
Diversified Financial Services - 0.9%
           310,000    General Electric Capital Corp., 4.875%, notes, due 10/21/10                                            308,664
           165,000    General Electric Capital Corp., 4.375%, unsecured notes, due 11/21/11                                  160,488
                                                                                                                             469,152
Diversified Operations - 0.4%
            25,000    3M Co., 5.125%, notes, due 11/6/09                                                                      25,155
           175,000    Textron, Inc., 6.375%, notes, due 11/15/08                                                             178,184
                                                                                                                             203,339
Diversified Operations - Commercial Services - 0.1%
             2,304    Aramark Corp., 5.20%, bank loan, due 1/26/14 ***                                                         2,315
            32,246    Aramark Corp., 7.475%, bank loan, due 1/26/14 ***                                                       32,402
            40,000    Aramark Corp., 8.50%, senior notes, due 2/1/15 (144A)                                                   41,851
                                                                                                                              76,568
Drug Delivery Systems - 0.1%
            50,000    Hospira, Inc., 6.05%, senior notes, due 3/30/17                                                         50,515
Electric - Integrated - 2.0%
            75,000    Consolidated Edison, Inc., 5.50%, debentures, due 9/15/16                                               75,650
           130,000    MidAmerican Energy Holdings Co., 3.50%, senior notes, due 5/15/08                                      127,676
           250,000    Monongahela Power Co., 6.70%, first mortgage notes, due 6/15/14                                        266,241
           135,000    Pacific Gas and Electric Co., 4.80%, unsecured notes, due 3/1/14                                       131,090
           270,000    Southern California Edison Co., 7.625%, unsecured notes, due 1/15/10                                   287,075
           110,000    TXU Corp., 4.80%, senior notes, due 11/15/09                                                           108,241
                                                                                                                             995,973
Electronic Components - Semiconductors - 0.1%
            45,000    Spansion LLC, 8.36%, bank loan, due 11/1/12 ***                                                         45,225
Energy - Alternate Sources - 0.1%
            55,000    Huish Detergent Corp., 0%, bank loan, due 4/26/14 ***                                                   55,069
Finance - Auto Loans - 0.7%
            50,000    Ford Motor Credit Co., 9.75%, senior unsecured notes, due 9/15/10                                       52,909
           145,000    Ford Motor Credit Co., 9.80563%, notes, due 4/15/12 ***                                                154,975
           120,000    General Motors Acceptance Corp., 6.125%, notes, due 8/28/07                                            119,848
            55,000    General Motors Acceptance Corp., 6.75%, notes, due 12/1/14                                              54,238
                                                                                                                             381,970
Finance - Consumer Loans - 0.2%
            95,000    John Deere Capital Corp., 4.875%, notes, due 10/15/10                                                   94,429
Finance - Investment Bankers/Brokers - 0.7%
            45,000    E*TRADE Financial Corp., 8.005%, senior unsecured notes, due 6/15/11                                    47,306
           130,000    E*TRADE Financial Corp., 7.375%, senior unsecured notes, due 9/15/13                                   135,688
            50,000    Jefferies Group, Inc., 5.50%, senior unsecured notes, due 3/15/16                                       49,069
           135,000    Jefferies Group, Inc., 6.25%, senior unsecured notes, due 1/15/36                                      130,961
                                                                                                                             363,024
Finance - Leasing Companies - 0.2%
            90,000    Orix Corp., 5.48%, unsubordinated notes, due 11/22/11                                                   90,515
Finance - Other Services - 0.3%
           110,000    Pinnacle Foods Finance LLC, 0%, bank loan, due 4/2/14 ***                                              110,687
            35,000    Pinnacle Foods Finance LLC, 9.25%, senior notes, due 4/1/15 (144A)                                      35,000
                                                                                                                             145,687
Food - Retail - 0.3%
            60,000    Stater Brothers Holdings, Inc., 8.125%, senior notes, due 6/15/12                                       61,800
           105,000    Stater Brothers Holdings, 7.75%, senior notes, due 4/15/15 (144A)                                      107,888
                                                                                                                             169,688
Foreign Government - 0.4%
           185,000    Quebec Province, 6.125%, unsecured notes, due 1/22/11                                                  192,502
Gas - Distribution - 0.1%
            60,000    Southern Star Central Corp., 6.00%, notes, due 6/1/16 (144A)                                            60,825
Independent Power Producer - 0.3%
            13,203    NRG Energy, Inc., 7.35%, bank loan, due 2/1/13 ***                                                      13,292
           157,233    NRG Energy, Inc., 7.35%, bank loan, due 2/1/13 ***                                                     158,445
                                                                                                                             171,737
Investment Management and Advisory Services - 0.7%
           110,000    Ameriprise Financial, Inc., 7.5185%, junior subordinated notes, due 6/1/66 ***                         119,385
           120,000    Nuveen Investments, 5.00%, senior unsecured notes, due 9/15/10                                         118,969
           150,000    Nuveen Investments, 5.50%, senior unsecured notes, due 9/15/15                                         147,721
                                                                                                                             386,075
Life and Health Insurance - 0.5%
            80,000    Americo Life, Inc., 7.875%, notes, due 5/1/13 (144A) ss.                                                82,333
           160,000    StanCorp Financial Group, Inc., 6.875%, senior notes, due 10/1/12                                      169,746
                                                                                                                             252,079
Machinery - Electrical - 0.1%
            52,249    Baldor Electric Co., 7.125%, bank loan, due 1/31/14 ***                                                 52,433
Medical - HMO - 0.2%
           105,000    Coventry Health Care, Inc., 5.95%, senior unsecured notes, due 3/15/17                                 104,296
Medical - Hospitals - 0.4%
            55,000    HCA, Inc., 0%, bank loan, due 11/18/13 ***                                                              55,575
           155,000    HCA, Inc., 9.25%, secured notes, due 11/15/16 (144A)                                                   168,950
                                                                                                                             224,525
Metal - Diversified - 0.3%
            28,468    Freeport-McMoRan Copper & Gold, Inc., 0%, bank loan, due 3/19/14 ***                                    28,553
           120,000    Freeport-McMoRan Copper & Gold, Inc., 8.375%, senior unsecured notes, due 4/1/17                       131,250
                                                                                                                             159,803
Multi-Line Insurance - 0.5%
            75,000    AXA S.A., 6.378%, subordinated notes, due 12/14/36 (144A) **,***                                        73,000
           100,000    Catlin Insurance Co., Ltd., 7.249%, notes, due 1/19/17 (144A) ***                                      100,813
            80,000    Metlife, Inc., 6.40%, junior subordinated notes, due 12/15/36                                           79,845
                                                                                                                             253,658
Multimedia - 0.4%
            65,000    Time Warner, Inc., 6.50%, company guaranteed notes, due 11/15/36                                        65,049
            50,000    Viacom, Inc., 6.25%, senior notes, due 4/30/16                                                          50,720
           110,000    VNU, Inc., 0%, bank loan, due 5/31/14 ***                                                              110,952
                                                                                                                             226,721
Mutual Insurance - 0.3%
           120,000    Liberty Mutual Group, 7.00% bonds, due 3/15/34 (144A) ss.                                              124,292
            35,000    Liberty Mutual Group, 7.50%, bonds, due 8/15/36 (144A) ss.                                              37,948
                                                                                                                             162,240
Non-Hazardous Waste Disposal - 0.6%
           170,000    Allied Waste Industries, Inc., 6.50%, secured notes, due 11/15/10                                      171,488
           155,000    Waste Management, Inc., 7.375%, senior unsubordinated notes, due 8/1/10                                164,477
                                                                                                                             335,965
Office Automation and Equipment - 0.4%
           190,000    Xerox Corp., 6.75%, senior unsecured notes, due 2/1/17                                                 200,333
Oil Companies - Exploration and Production - 0.8%
           125,000    Kerr-McGee Corp., 6.875%, company guaranteed notes, due 9/15/11                                        132,475
            47,000    Magnum Hunter Resources, Inc., 9.60%, company guaranteed notes, due 3/15/12                             49,256
            35,000    Pemex Project Funding Master Trust, 5.75%, company guaranteed notes, due 2/1/22                         35,543
            45,000    Pemex Project Funding Master Trust, 8.625%, company guaranteed notes, due 2/1/22 ***                    56,745
           100,000    Sabine Pass LNG L.P., 7.50%, secured notes, due 11/30/16 (144A)                                        102,500
            75,000    XTO Energy, Inc., 6.10%, senior unsecured notes, due 4/1/36                                             73,794
                                                                                                                             450,313
Paper and Related Products - 0.2%
             5,728    Georgia Pacific Corporation, Inc., 7.09%, bank loan, due 12/20/12 ***                                    5,753
            91,646    Georgia Pacific Corporation, Inc., 7.09%, bank loan, due 12/20/12 ***                                   92,055
            11,456    Georgia Pacific Corporation, Inc., 7.09%, bank loan, due 12/20/12 ***                                   11,507
             9,952    Georgia Pacific Corporation, Inc., 7.10%, bank loan, due 12/20/12 ***                                    9,997
                                                                                                                             119,312
Photo Equipment and Supplies - 0.1%
            36,467    Eastman Kodak Co., 7.57%, bank loan, due 10/18/12 ***                                                   36,502
            35,921    Eastman Kodak Co., 7.57%, bank loan, due 10/18/12 ***                                                   35,956
                                                                                                                              72,458
Pipelines - 0.1%
            50,000    Kinder Morgan Finance Co., 5.70%, company guaranteed notes, due 1/5/16                                  47,885
Property and Casualty Insurance - 0.6%
            40,000    Chubb Corp., 6.375%, junior subordinated notes, due 3/29/67 ***                                         40,482
           215,000    Kingsway America, Inc., 7.50%, senior notes, due 2/1/14                                                222,481
            55,000    Markel Corp., 7.35%, unsubordinated notes, due 8/15/34                                                  59,197
                                                                                                                             322,160
Publishing - Periodicals - 0.3%
            45,000    Dex Media East LLC, 12.125%, company guaranteed notes, due 11/15/12                                     49,050
            60,000    Idearc, Inc., 7.35%, bank loan, due 11/17/14 ***                                                        60,383
            50,000    Idearc, Inc., 8.00%, senior notes, due 11/15/16 (144A) ss.                                              52,125
                                                                                                                             161,558
Real Estate Management/Services - 0.3%
            28,636    Realogy Corp., 8.32%, bank loan, due 10/10/13 ***                                                       28,735
           106,364    Realogy Corp., 8.35%, bank loan, due 10/10/13 ***                                                      106,880
                                                                                                                             135,615
Reinsurance - 0.2%
           100,000    Berkshire Hathaway, Inc., 4.625%, company guaranteed notes, due 10/15/13                                96,946
Retail - Building Products - 0.1%
            45,000    Home Depot, Inc., 5.25%, senior unsecured notes, due 12/16/13                                           44,696
Retail - Pet Food and Supplies - 0%
             7,500    Petco Animal Supplies, Inc., 7.85%, bank loan, due 10/28/13 ***                                          7,559
             7,500    Petco Animal Supplies, Inc., 7.855%, bank loan, due 10/28/13 ***                                         7,558
                                                                                                                              15,117
Retail - Regional Department Stores - 0%
            19,506    Neiman Marcus Group, Inc., 7.34625%, bank loan, due 4/6/13 ***                                          19,664
               291    Neiman Marcus Group, Inc., 7.34625%, bank loan, due 4/6/13 ***                                             294
                                                                                                                              19,958
Satellite Telecommunications - 0.2%
            80,000    INTELSAT Bermuda, Ltd., 7.86%, bank loan, due 2/1/14 ***                                                80,240
Savings/Loan/Thrifts - 0.1%
            35,000    Sovereign Bancorp, Inc., 4.80%, senior notes, due 9/1/10 ***                                            34,453
Schools - 0.1%
            36,822    Education Management LLC, 7.375%, bank loan, due 6/1/13 ***                                             36,960
Special Purpose Entity - 0.9%
            43,000    JPMorgan Chase Capital XX, 6.55%, junior subordinated notes, due 9/29/36                                43,938
             5,000    KAR Holdings, Inc., 8.75%, senior notes, due 5/1/14 (144A)                                               5,138
            20,000    KAR Holdings, Inc., 10.00%, senior subordinated notes, due 5/1/15 (144A)                                20,725
           210,000    OneAmerica Financial Partners, 7.00%, bonds, due 10/15/33 (144A)                                       218,280
            60,000    Petroplus Finance, Ltd., 7.00%, company guaranteed notes, due 5/1/17 (144A)                             60,525
            55,000    Resona Preferred Securities, Ltd., 7.191%, bonds, due 12/29/49 (144A) ***                               58,139
            90,000    Source Gas LLC., 5.90%, senior notes, due 4/1/17 (144A) ss.                                             90,132
                                                                                                                             496,877
Specified Purpose Acquisition Company - 0.2%
           110,000    Duke Capital Corp., 6.75%, senior notes, due 2/15/32                                                   113,130
            14,963    Solar Capital Corp., 7.36%, bank loan, due 2/28/14 ***                                                  15,073
                                                                                                                             128,203
Telecommunication Services - 0.2%
            65,000    Embarq Corp., 7.082%, senior unsecured notes, due 6/1/16                                                67,154
            45,000    Qwest Corp., 8.60488%, senior notes, due 6/15/13 ***                                                    49,219
                                                                                                                             116,373
Telephone - Integrated - 0.7%
           190,000    BellSouth Corp., 4.75%, senior unsecured notes, due 11/15/12                                           185,521
           110,000    Level 3 Communications, Inc., 0%, bank loan, due 12/2/11 ***                                           110,504
            75,000    Telefonica Emisiones S.A.U., 5.984%, company guaranteed notes, due 6/20/11**                            77,026
                                                                                                                             373,051
Television - 0.2%
           110,000    Univision Communications, 0%, bank loan, due 9/29/14 ***                                               108,763
Transportation - Railroad - 0.6%
            55,000    Burlington Northern Santa Fe Corporation, 5.65%, unsecured notes, due 5/1/17                            55,246
            80,000    Burlington Northern Santa Fe Corporation, 6.15%, unsecured notes, due 5/1/37                            80,650
           155,000    Kansas City Southern, 7.50%, company guaranteed notes, due 6/15/09                                     158,487
                                                                                                                             294,383
Transportation - Services - 0.1%
            75,000    Fedex Corp., 5.50%, company guaranteed notes, due 8/15/09                                               75,575
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $11,925,082)                                                                                  12,061,868
------------------------------------------------------------------------------------------------------------------------------------
Foreign Bonds - 0.2%
Cable Television - 0.2%
EUR         82,170    Telenet Communications N.V., 9.00%, senior notes, due 12/15/13 ** (cost $104,478)                      122,646
------------------------------------------------------------------------------------------------------------------------------------
Mortgage Backed Securities - 34.9%
                      Fannie Mae:
$          181,332     7.00%, due 9/1/14                                                                                     187,094
            46,257     6.50%, due 11/1/17                                                                                     47,402
           137,010     5.00%, due 11/1/18                                                                                    135,411
           258,944     4.50%, due 5/1/19                                                                                     251,127
           246,159     4.50%, due 5/1/19                                                                                     238,727
           111,763     4.50%, due 5/1/19                                                                                     108,389
           245,531     5.00%, due 8/1/19                                                                                     242,411
            52,501     5.50%, due 8/1/19                                                                                      52,643
            28,563     5.50%, due 9/1/19                                                                                      28,659
            30,145     4.50%, due 4/1/20                                                                                      29,193
            29,774     4.50%, due 9/1/20                                                                                      28,833
           148,934     6.00%, due 10/1/21                                                                                    151,371
           150,454     5.50%, due 9/1/24                                                                                     149,860
           188,193     5.00%, due 5/1/25                                                                                     183,500
            43,292     7.00%, due 11/1/28                                                                                     45,254
            55,884     6.50%, due 2/1/31                                                                                      57,700
           120,758     7.00%, due 2/1/32                                                                                     126,233
           113,392     6.50%, due 5/1/32                                                                                     117,103
            49,304     6.50%, due 7/1/32                                                                                      50,808
           347,436     6.00%, due 10/1/32                                                                                    352,091
           441,141     5.035%, due 1/1/33                                                                                    442,236
           500,787     5.50%, due 2/1/33                                                                                     496,532
            81,814     6.50%, due 3/1/33                                                                                      84,311
           188,545     4.566%, due 4/1/33                                                                                    187,044
           259,229     5.00%, due 11/1/33                                                                                    251,071
           199,682     5.50%, due 11/1/33                                                                                    197,992
           618,006     5.00%, due 3/1/34                                                                                     598,557
           240,951     5.00%, due 4/1/34                                                                                     233,232
            94,086     5.00%, due 4/1/34                                                                                      91,125
            86,287     5.00%, due 7/1/34                                                                                      83,523
           382,883     6.00%, due 7/1/34                                                                                     387,828
           132,811     6.50%, due 8/1/34                                                                                     136,948
            27,121     6.50%, due 9/1/34                                                                                      28,049
           339,569     5.50%, due 11/1/34                                                                                    336,476
           141,219     4.605%, due 12/1/34                                                                                   140,281
           250,412     6.00%, due 1/1/35                                                                                     252,996
           121,129     5.50%, due 3/1/35                                                                                     119,940
           309,947     5.00%, due 5/1/35                                                                                     299,746
           182,355     4.50%, due 6/1/35                                                                                     171,449
            72,023     5.00%, due 7/1/35                                                                                      69,653
           238,697     5.50%, due 7/1/35                                                                                     236,354
           394,628     5.50%, due 9/1/35                                                                                     390,755
           198,038     6.00%, due 9/1/35                                                                                     200,007
           233,427     5.50%, due 12/1/35                                                                                    231,136
            53,475     6.00%, due 12/1/35                                                                                     53,926
           130,497     5.50%, due 1/1/36                                                                                     129,216
            99,357     6.50%, due 1/1/36                                                                                     101,452
           233,268     5.50%, due 2/1/36                                                                                     230,978
           177,503     5.50%, due 3/1/36                                                                                     175,761
            29,687     5.00%, due 4/1/36                                                                                      28,690
           327,151     5.50%, due 4/1/36                                                                                     323,940
           100,417     5.50%, due 7/1/36                                                                                      99,333
            70,951     6.50%, due 7/1/36                                                                                      72,447
           205,542     6.50%, due 8/1/36                                                                                     209,877
            72,133     6.00%, due 8/1/36                                                                                      72,695
            77,491     6.00%, due 8/1/36                                                                                      78,095
           197,643     6.00%, due 8/1/36                                                                                     199,182
           115,961     6.50%, due 8/1/36                                                                                     118,407
            15,397     6.50%, due 8/1/36                                                                                      15,722
            45,836     6.50%, due 9/1/36                                                                                      46,803
           143,192     6.00%, due 10/1/36                                                                                    144,307
           381,204     5.585%, due 11/1/36                                                                                   384,169
           316,124     6.00%, due 11/1/36                                                                                    318,585
           206,427     6.00%, due 1/1/37                                                                                     208,035
           100,955     6.00%, due 1/1/37                                                                                     101,741
           375,510     6.50%, due 4/1/37                                                                                     383,424
                      Federal Home Loan Bank System:
           234,409     5.27%, due 12/28/12                                                                                   235,933
           166,374     5.50%, due 12/1/34                                                                                    164,866
           200,438     5.50%, due 12/1/34                                                                                    198,622
           143,831     6.00%, due 12/1/36                                                                                    145,041
           104,975     5.713%, due 3/1/37                                                                                    105,880
                      Freddie Mac:
            66,347     5.50%, due 1/1/16                                                                                      66,643
           103,777     5.50%, due 1/1/18                                                                                     104,191
           271,349     4.50%, due 2/1/18                                                                                     263,682
           204,371     5.00%, due 9/1/18                                                                                     201,991
           368,729     5.75%, due 12/15/18                                                                                   371,952
            39,058     4.00%, due 5/1/19                                                                                      36,967
           434,151     5.50%, due 12/15/19                                                                                   435,858
           166,661     5.00%, due 2/1/20                                                                                     164,390
            85,385     5.50%, due 2/1/21                                                                                      85,503
            23,083     5.00%, due 3/1/21                                                                                      22,756
           100,998     6.00%, due 11/1/33                                                                                    102,287
           124,039     5.50%, due 11/1/33                                                                                    122,984
           191,932     6.00%, due 2/1/34                                                                                     194,442
            83,053     5.00%, due 5/1/34                                                                                      80,416
           122,800     5.00%, due 5/1/34                                                                                     118,980
           262,582     3.756%, due 7/1/34                                                                                    255,678
            46,461     6.50%, due 7/1/34                                                                                      47,910
            21,145     6.50%, due 7/1/34                                                                                      21,805
           362,700     5.50%, due 6/1/35                                                                                     359,414
            22,166     6.50%, due 6/1/35                                                                                      22,767
           445,974     5.00%, due 7/1/35                                                                                     431,422
           312,686     5.00%, due 9/1/35                                                                                     302,484
           203,849     5.50%, due 9/1/35                                                                                     201,840
            73,498     5.50%, due 9/1/35                                                                                      72,773
            69,439     5.50%, due 10/1/35                                                                                     68,888
           163,061     5.00%, due 6/1/36                                                                                     157,740
            46,463     5.00%, due 6/1/36                                                                                      44,917
            99,657     5.50%, due 8/1/36                                                                                      98,582
            81,717     6.50%, due 8/1/36                                                                                      83,466
           155,046     5.00%, due 10/1/36                                                                                    149,884
                      Ginnie Mae:
            81,261     6.00%, due 2/15/33                                                                                     82,550
           288,425     6.00%, due 10/20/34                                                                                   292,433
            99,531     6.50%, due 2/20/35                                                                                    102,213
           320,922     5.50%, due 3/20/35                                                                                    318,792
           221,293     5.50%, due 5/20/35                                                                                    219,824
           393,461     5.00%, due 10/15/35                                                                                   382,951
------------------------------------------------------------------------------------------------------------------------------------
Total Mortgage Backed Securities (cost $18,845,531)                                                                       18,689,552
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0.9%
Finance - Other Services - 0.2%
             2,225    Chevy Chase Preferred Capital Corp., Series A, convertible, 10.375%                                    118,348
REIT - Diversified - 0.4%
             6,075    iStar Financial, Inc., 7.875%                                                                          154,061
             3,100    Lexington Realty Trust, Series D, 7.55%                                                                 79,360
                                                                                                                             233,421
Savings/Loan/Thrifts - 0.3%
             5,455    Chevy Chase Bank FSB, 8.00%                                                                            144,176
------------------------------------------------------------------------------------------------------------------------------------
Total Preferred Stock (cost $502,213)                                                                                        495,945
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agencies - 12.7%
                      Fannie Mae:
$        1,895,000     5.50%, due 3/15/11#                                                                                 1,938,740
         1,155,000     5.25%, due 8/1/12#                                                                                  1,169,418
           405,000     5.25%, due 9/15/16#                                                                                   413,001
           695,000     6.625%, due 11/15/30                                                                                  822,776
                      Federal Home Loan Bank System:
           255,000     5.00%, due 2/20/09                                                                                    255,501
           875,000     5.625%, due 6/13/16                                                                                   901,359
                      Freddie Mac:
           988,000     5.25%, due 5/21/09#                                                                                   995,681
           275,000     5.25%, due 7/18/11#                                                                                   279,313
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agencies (cost $6,695,397)                                                                           6,775,789
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes/Bonds - 11.1%
                      U.S. Treasury Notes/Bonds:
            35,000     4.75%, due 2/28/09#                                                                                    35,052
            55,000     4.75%, due 2/15/10#                                                                                    55,305
           520,000     5.125%, due 6/30/11#                                                                                  532,005
            80,000     4.75%, due 1/31/12#                                                                                    80,778
         1,025,000     4.625%, due 2/29/12#                                                                                1,029,644
           130,000     4.50%, due 3/31/12#                                                                                   129,893
            95,000     4.625%, due 4/30/12                                                                                    94,955
           425,000     4.625%, due 11/15/16#                                                                                 424,734
           525,000     4.625%, due 2/15/17**,#                                                                               524,754
           185,000     8.875%, due 8/15/17                                                                                   247,698
           400,000     8.875%, due 2/15/19#                                                                                  547,500
           521,000     7.25%, due 8/15/22#                                                                                   654,181
         1,189,000     6.25%, due 8/15/23#                                                                                 1,370,973
           210,000     4.75%, due 2/15/37#                                                                                   207,736
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Treasury Notes/Bonds (cost $5,935,011)                                                                          5,935,208
------------------------------------------------------------------------------------------------------------------------------------
Commercial Paper - 1.9%
         1,000,000    Ford Motor Credit Co., 5.77%, 5/3/07 (cost $999,679)                                                   999,679
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 2.7%
           108,200    Janus Institutional Cash Management Fund - Institutional Shares, 5.32%                                 108,200
         1,320,800    Janus Institutional Money Market Fund - Institutional Shares, 5.26%                                  1,320,800
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $1,429,000)                                                                                      1,429,000
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 13.0%
         6,970,693    State Street Navigator Securities Lending
                      Prime Portfolio + (cost $6,970,693)                                                                  6,970,693

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $53,407,084) - 100%                                                                 $       53,480,380
------------------------------------------------------------------------------------------------------------------------------------

              Geographic Summary of Investments - (Long Positions)
                           April 30, 2007 (unaudited)

Country                                                 Value    % of Investment
                                                                      Securities
--------------------------------------------------------------------------------
Belgium                                    $          122,646               0.2%
Canada                                                378,087               0.8%
Cayman Islands                                        132,978               0.2%
China                                                  60,525               0.1%
France                                                180,523               0.3%
India                                                  98,699               0.3%
Japan                                                  90,515               0.2%
Spain                                                  77,026               0.1%
United Kingdom                                         69,690               0.1%
United States++                                    52,269,691              97.7%
--------------------------------------------------------------------------------
Total                                      $       53,480,380             100.0%
                                           ==================             =====

++ Includes Short-Term Securities and Other Securities (80.1% excluding Short-Term Securities and Other Securities).

Forward Currency Contracts, Open
as of April 30, 2007 (unaudited)

Currency Sold and                 Currency            Currency        Unrealized
Settlement Date                 Units Sold      Value in U.S.$       Gain/(Loss)
--------------------------------------------------------------------------------
Euro 6/8/07                         87,000 $          118,900   $        (5,097)
--------------------------------------------------------------------------------
Total                                      $          118,900   $        (5,097)

Schedule of Futures Contracts
As of April 30, 2007 (unaudited)
--------------------------------------------------------------------------------
Financial Futures - Long
9 Contracts               U.S. Treasury Note 2 Year
                              expires June 2007, principal
                              amount $1,846,122, value $1,842,469
                              cumulative depreciation.....................$3,653
--------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

PLC               Public Limited Company

REIT              Real Estate Investment Trust


** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, short sales, option contracts, and/or securities with extended settlement dates.

***               Rate is subject to change.  Rate shown reflects current rate.

# Loaned security; a portion or all of the security is on loan as of April 30, 2007.

+ The security is purchased with the cash collateral received from securities on loan.

ss. Schedule of Restricted and Illiquid Securities (as of April 30, 2007)

--------------------------------------------------------------------------------
                                                                        Value as
                                                                          a % of
                                     Acquisition Acquisition          Investment
                                         Date       Cost       Value  Securities
Americo Life, Inc., 7.875%
   notes, due 5/1/13 (144A)             5/21/03   $ 81,929    $ 82,333      0.2%
Idearc, Inc., 8.00%
   senior notes, due 11/15/16 (144A)    11/1/06     50,000      52,125      0.1%
Liberty Mutual Group, 7.00%
   bonds, due 3/15/34 (144A)             3/7/07    125,856     124,292      0.2%
Liberty Mutual Group, 7.50%
   bonds, due 8/15/36 (144A)             2/7/07     38,537      37,948      0.1%
Source Gas LLC., 5.90%
   senior notes, due 4/1/17 (144A)      4/11/07     89,717      90,132      0.2%
--------------------------------------------------------------------------------
                                                  $386,039    $386,830      0.8%
--------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of April 30, 2007. The issuer incurs all registration costs.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales and/or securities with extended settlement dates as of April 30, 2007 are noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Adviser Flexible Bond Fund                                  $     390,190
--------------------------------------------------------------------------------

Janus Adviser Forty Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 95.3%
Aerospace and Defense - 1.7%
         5,337,756    BAE Systems PLC                                                                             $       48,444,562
Agricultural Chemicals - 9.8%
           703,935    Monsanto Co.                                                                                        41,525,126
           754,090    Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                                             135,374,236
           551,388    Syngenta A.G.                                                                                      109,675,927
                                                                                                                         286,575,289
Agricultural Operations - 1.7%
           664,130    Bunge, Ltd.                                                                                         50,314,489
Audio and Video Products - 2.7%
         1,467,540    Sony Corp. (ADR)                                                                                    78,161,180
Casino Hotels - 8.7%
         1,187,250    Harrah's Entertainment, Inc.                                                                       101,272,425
         1,770,175    Las Vegas Sands Corp.*,#                                                                           150,801,208
                                                                                                                         252,073,633
Computers - 6.0%
           697,295    Apple, Inc.*                                                                                        69,590,041
           791,740    Research In Motion, Ltd. (U.S. Shares)*                                                            104,177,149
                                                                                                                         173,767,190
Cosmetics and Toiletries - 3.1%
         1,396,070    Procter & Gamble Co.                                                                                89,781,262
Diversified Minerals - 2.1%
         1,513,650    Companhia Vale do Rio Doce (ADR)                                                                    61,469,327
Entertainment Software - 0.9%
           513,000    Electronic Arts, Inc.*                                                                              25,860,330
Finance - Investment Bankers/Brokers - 11.5%
           479,715    Bear Stearns Companies, Inc.#                                                                       74,691,626
           518,885    Goldman Sachs Group, Inc.#                                                                         113,433,449
           838,935    Lehman Brothers Holdings, Inc.#                                                                     63,155,027
           931,040    Merrill Lynch & Company, Inc.                                                                       84,007,738
                                                                                                                         335,287,840
Medical - Biomedical and Genetic - 6.3%
         2,120,520    Celgene Corp.*                                                                                     129,691,003
           657,610    Genentech, Inc.*                                                                                    52,602,224
                                                                                                                         182,293,227
Medical - Drugs - 2.6%
           405,258    Roche Holding A.G.                                                                                  76,447,912
Medical Instruments - 3.2%
           718,645    Intuitive Surgical, Inc.*                                                                           93,179,511
Medical Products - 1.5%
           123,370    Nobel Biocare Holding A.G.                                                                          44,535,932
Multimedia - 1.4%
         2,430,989    Publishing & Broadcasting, Ltd.                                                                     41,167,516
Oil Companies - Exploration and Production - 2.1%
           407,785    Apache Corp.                                                                                        29,564,413
           424,758    EOG Resources, Inc.#                                                                                31,194,227
                                                                                                                          60,758,640
Oil Companies - Integrated - 6.7%
         1,075,585    ConocoPhillips                                                                                      74,591,820
         1,075,055    Hess Corp.#                                                                                         61,009,371
         1,163,600    Occidental Petroleum Corp.                                                                          58,994,520
                                                                                                                         194,595,711
Oil Refining and Marketing - 1.2%
           500,090    Valero Energy Corp.                                                                                 35,121,321
Optical Supplies - 2.5%
           539,990    Alcon, Inc. (U.S. Shares)                                                                           72,860,851
Retail - Apparel and Shoe - 1.9%
           415,675    Industria de Diseno Textil S.A.                                                                     25,480,904
           606,210    Under Armour, Inc. - Class A*,#                                                                     30,613,605
                                                                                                                          56,094,509
Soap and Cleaning Preparations - 1.5%
           774,940    Reckitt Benckiser PLC                                                                               42,463,736
Super-Regional Banks - 4.2%
         3,428,070    Wells Fargo & Co.                                                                                  123,033,432
Therapeutics - 3.6%
           320,474    Amylin Pharmaceuticals, Inc.*,#                                                                     13,245,190
         1,135,090    Gilead Sciences, Inc.*                                                                              92,759,555
                                                                                                                         106,004,745
Web Portals/Internet Service Providers - 6.9%
           424,445    Google, Inc. - Class A*                                                                            200,074,884
Wireless Equipment - 1.5%
           987,180    QUALCOMM, Inc.                                                                                      43,238,484
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $2,107,380,206)                                                                               2,773,605,513
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 2.9%
        64,247,577    Janus Institutional Cash Management Fund - Institutional Shares, 5.32%                              64,247,577
        20,051,000    Janus Institutional Money Market Fund - Institutional Shares, 5.26%                                 20,051,000
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $84,298,577)                                                                                    84,298,577
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 1.8%
        52,591,144    State Street Navigator Securities Lending
                      Prime Portfolio + (cost $52,591,144)                                                                52,591,144

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $2,244,269,927) - 100%                                                              $    2,910,495,234
------------------------------------------------------------------------------------------------------------------------------------

              Geographic Summary of Investments - (Long Positions)
                           April 30, 2007 (unaudited)

Country                                                  Value   % of Investment
                                                                      Securities
--------------------------------------------------------------------------------
Australia                                   $       41,167,516              1.4%
Bermuda                                             50,314,489              1.7%
Brazil                                              61,469,327              2.1%
Canada                                             239,551,385              8.2%
Japan                                               78,161,180              2.7%
Spain                                               25,480,904              0.9%
Switzerland                                        303,520,622             10.4%
United Kingdom                                      90,908,298              3.2%
United States++                                  2,019,921,513             69.4%
--------------------------------------------------------------------------------
Total                                       $    2,910,495,234            100.0%
                                            ==================            =====

++ Includes Short-Term Securities and Other Securities (64.7% excluding Short-Term Securities and Other Securities).

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*                 Non-income-producing security.

# Loaned security; a portion or all of the security is on loan as of April 30, 2007.

+ The security is purchased with the cash collateral received from securities on loan.

Janus Adviser Fundamental Equity Fund

Schedule of Investments (unaudited)

Shares/Principal/Contract Amount                                                                                               Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 97.9%
Advertising Sales - 1.6%
            50,945    Clear Channel Outdoor Holdings, Inc.*                                                       $        1,454,480
Aerospace and Defense - 3.0%
            19,495    Boeing Co.                                                                                           1,813,035
            20,770    Embraer-Empresa Brasileira de Aeronautica S.A. (ADR)                                                   974,321
                                                                                                                           2,787,356
Agricultural Operations - 0.8%
            19,790    Archer-Daniels-Midland Co.                                                                             765,873
Coal - 1.0%
            18,650    Peabody Energy Corp.                                                                                   894,827
Commercial Banks - 1.8%
            50,195    Commerce Bancorp, Inc.                                                                               1,678,521
Commercial Services - Finance - 0.8%
            37,410    Western Union Co.                                                                                      787,481
Computers - 2.1%
            12,880    Apple, Inc.*, **                                                                                     1,285,424
            27,205    Dell, Inc.*                                                                                            685,838
                                                                                                                           1,971,262
Computers - Memory Devices - 2.6%
           159,875    EMC Corp.*                                                                                           2,426,903
Cosmetics and Toiletries - 2.0%
            29,095    Procter & Gamble Co.                                                                                 1,871,099
Diversified Operations - 3.7%
            93,064    General Electric Co.                                                                                 3,430,339
Electronic Components - Semiconductors - 5.5%
            80,230    Advanced Micro Devices, Inc.*                                                                        1,108,779
            18,080    NVIDIA Corp.*                                                                                          594,651
             1,303    Samsung Electronics Company, Ltd.                                                                      797,886
            79,500    Spansion, Inc. - Class A*                                                                              780,690
            53,400    Texas Instruments, Inc.                                                                              1,835,358
                                                                                                                           5,117,364
Electronic Forms - 1.8%
            41,310    Adobe Systems, Inc.*                                                                                 1,716,844
Energy - Alternate Sources - 0.8%
             6,930    First Solar, Inc.*                                                                                     415,731
             9,330    Suntech Power Holdings Company, Ltd. (ADR)*, **                                                        338,492
                                                                                                                             754,223
Enterprise Software/Services - 2.5%
            81,110    Oracle Corp.*                                                                                        1,524,868
            16,180    SAP A.G. (ADR) **                                                                                      776,640
                                                                                                                           2,301,508
Entertainment Software - 1.0%
            18,180    Electronic Arts, Inc.*                                                                                 916,454
Finance - Credit Card - 1.1%
            16,500    American Express Co.                                                                                 1,001,055
Finance - Investment Bankers/Brokers - 10.6%
            56,341    Citigroup, Inc.                                                                                      3,021,004
            69,475    JP Morgan Chase & Co.                                                                                3,619,647
            35,555    Merrill Lynch & Company, Inc.                                                                        3,208,128
                                                                                                                           9,848,779
Finance - Mortgage Loan Banker - 2.2%
            34,195    Fannie Mae                                                                                           2,014,769
Finance - Other Services - 0.8%
             5,675    Nymex Holdings, Inc.*                                                                                  736,104
Food - Canned - 0.6%
            17,080    TreeHouse Foods, Inc.*                                                                                 514,791
Food - Retail - 0.7%
            13,685    Whole Foods Market, Inc.                                                                               640,321
Forestry - 1.3%
            15,060    Weyerhaeuser Co.                                                                                     1,193,053
Gold Mining - 0.4%
            13,515    Barrick Gold Corp. (U.S. Shares)                                                                       379,907
Industrial Automation and Robotics - 1.0%
            16,375    Rockwell Automation, Inc.                                                                              974,968
Machinery - Construction and Mining - 0.9%
            11,200    Caterpillar, Inc.                                                                                      813,344
Medical - Biomedical and Genetic - 1.7%
            25,565    Celgene Corp.*                                                                                       1,563,555
Medical - Drugs - 6.5%
            53,620    Merck & Company, Inc.                                                                                2,758,213
            13,103    Roche Holding A.G.                                                                                   2,471,751
             8,598    Sanofi-Aventis **                                                                                      789,528
                                                                                                                           6,019,492
Medical - HMO - 2.3%
            36,755    Coventry Health Care, Inc.*                                                                          2,125,542
Medical Products - 0.4%
             1,120    Nobel Biocare Holding A.G.                                                                             404,314
Multi-Line Insurance - 1.1%
            14,625    American International Group, Inc.                                                                   1,022,434
Multimedia - 0.9%
            34,180    News Corporation, Inc. - Class B                                                                       820,320
Non-Hazardous Waste Disposal - 0.4%
             9,335    Waste Management, Inc.                                                                                 349,222
Oil - Field Services - 0.7%
            21,115    Halliburton Co.                                                                                        670,824
Oil and Gas Drilling - 0.6%
             6,585    Transocean, Inc. (U.S. Shares)*                                                                        567,627
Oil Companies - Exploration and Production - 3.3%
            14,175    Apache Corp.                                                                                         1,027,688
            23,935    EnCana Corp. (U.S. Shares)                                                                           1,255,391
            10,560    EOG Resources, Inc.                                                                                    775,526
                                                                                                                           3,058,605
Oil Companies - Integrated - 8.4%
            11,265    ConocoPhillips                                                                                         781,228
            22,765    Exxon Mobil Corp.                                                                                    1,807,086
            41,580    Hess Corp.                                                                                           2,359,664
             9,950    Marathon Oil Corp.                                                                                   1,010,423
            24,226    Suncor Energy, Inc.                                                                                  1,943,711
                                                                                                                           7,902,112
Oil Refining and Marketing - 2.5%
            33,658    Valero Energy Corp.                                                                                  2,363,801
Pharmacy Services - 1.3%
            13,075    Express Scripts, Inc. - Class A*                                                                     1,249,316
Retail - Apparel and Shoe - 1.6%
            27,830    Nordstrom, Inc.                                                                                      1,528,424
Retail - Consumer Electronics - 1.0%
            19,230    Best Buy Company, Inc.                                                                                 897,080
Retail - Drug Store - 2.5%
            63,150    CVS/Caremark Corp.                                                                                   2,288,556
Retail - Jewelry - 1.4%
            27,695    Tiffany & Co.                                                                                        1,320,775
Retail - Major Department Stores - 1.3%
            14,960    J.C. Penney Company, Inc.                                                                            1,183,186
Steel - Producers - 1.4%
           102,286    Tata Steel, Ltd.                                                                                     1,349,824
Telecommunication Equipment - Fiber Optics - 1.7%
            65,320    Corning, Inc.*, **                                                                                   1,549,390
Therapeutics - 0.7%
             7,575    Gilead Sciences, Inc.*                                                                                 619,029
Transportation - Railroad - 2.4%
            21,485    Canadian National Railway Co. (U.S. Shares)                                                          1,079,406
            10,515    Union Pacific Corp.                                                                                  1,201,339
                                                                                                                           2,280,745
Web Portals/Internet Service Providers - 2.5%
            82,010    Yahoo!, Inc.*                                                                                        2,299,560
Wireless Equipment - 0.7%
             3,740    American Tower Corp. - Class A*                                                                        142,120
            18,985    Nokia Oyj (ADR) **                                                                                     479,371
                                                                                                                             621,491
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $76,833,328)                                                                                     91,046,849
------------------------------------------------------------------------------------------------------------------------------------
Purchased Options - Calls - 0.3%
               175    ConocoPhillips, expires January 2009
                         exercise price $70.00                                                                               189,000
                66    Proctor & Gamble Co., expires January 2008
                         exercise price $70.00                                                                                10,560
               150    Proctor & Gamble Co., expires January 2009
                         exercise price $65.00                                                                               100,500
------------------------------------------------------------------------------------------------------------------------------------
Total Purchased Options - Calls (premiums paid $290,558)                                                                     300,060
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 1.8%
         1,658,000    Janus Institutional Money Market Fund - Institutional Shares, 5.26% (cost $1,658,000)                1,658,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $78,781,886) - 100%                                                                 $       93,004,909
------------------------------------------------------------------------------------------------------------------------------------

              Geographic Summary of Investments - (Long Positions)
                           April 30, 2007 (unaudited)

Country                                                  Value   % of Investment
                                                                      Securities
--------------------------------------------------------------------------------
Brazil                                           $     974,321              1.0%
Canada                                               4,658,415              5.0%
Cayman Islands                                         906,119              1.0%
Finland                                                479,371              0.5%
France                                                 789,528              0.8%
Germany                                                776,640              0.8%
India                                                1,349,824              1.5%
South Korea                                            797,886              0.9%
Switzerland                                          2,876,065              3.1%
United States ++                                    79,396,740             85.4%
--------------------------------------------------------------------------------
Total                                            $  93,004,909            100.0%
                                                 =============            =====

++    Includes Short-Term Securities (83.6% excluding Short-Term Securities).

Forward Currency Contracts, Open
as of April 30, 2007 (unaudited)

Currency Sold and              Currency            Currency           Unrealized
Settlement Date              Units Sold      Value in U.S.$          Gain/(Loss)
--------------------------------------------------------------------------------
Euro 6/8/07                     355,000          $  485,168          $  (20,800)
--------------------------------------------------------------------------------
Total                                            $  485,168          $  (20,800)

--------------------------------------------------------------------------------
Schedule of Written Options - Calls
       Apple, Inc., expires June 2007
          120 contracts, exercise price $115.00                        $ (3,600)
       Corning, Inc., expires August 2007
          600 contracts, exercise price $30.00                          (12,000)
       Suntech Power Holdings, Ltd. (ADR), expires June 2007
          900 contracts, exercise price $45.00                          (18,000)
--------------------------------------------------------------------------------
Total Written Options - Calls
                                  (premiums paid $50,970)              $(33,600)
--------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*                 Non-income-producing security.

** A portion of this holding has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales, and/or securities with extended settlement dates.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of April 30, 2007 are noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Adviser Fundamental Equity Fund                                $ 4,996,487

Janus Adviser Growth and Income Fund

Schedule of Investments (unaudited)

Shares/Principal/Contract Amount                                                                                               Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 82.9%
Advertising Sales - 0.9%
            41,120    Lamar Advertising Co.*                                                                      $        2,481,181
Aerospace and Defense - 2.4%
            41,470    Boeing Co.                                                                                           3,856,710
            57,800    Embraer-Empresa Brasileira de Aeronautica S.A. (ADR)                                                 2,711,398
                                                                                                                           6,568,108
Applications Software - 1.1%
            39,228    Infosys Technologies, Ltd.                                                                           1,946,191
            91,824    Satyam Computer Services, Ltd.                                                                       1,049,174
                                                                                                                           2,995,365
Automotive - Cars and Light Trucks - 0.5%
            68,565    Tata Motors, Ltd.                                                                                    1,243,847
Building - Residential and Commercial - 0.5%
             1,805    NVR, Inc.*,#                                                                                         1,487,320
Coal - 1.0%
            55,979    Peabody Energy Corp.#                                                                                2,685,872
Commercial Banks - 0.9%
            72,135    Commerce Bancorp, Inc.                                                                               2,412,194
Commercial Services - Finance - 0.7%
            88,280    Western Union Co.                                                                                    1,858,294
Computers - 1.4%
             5,030    Apple, Inc.*,**                                                                                        501,994
           131,020    Dell, Inc.*                                                                                          3,303,014
                                                                                                                           3,805,008
Computers - Memory Devices - 2.3%
           425,125    EMC Corp.*                                                                                           6,453,398
Cosmetics and Toiletries - 2.1%
            92,245    Procter & Gamble Co.                                                                                 5,932,276
Dental Supplies and Equipment - 0.8%
            98,930    Align Technology, Inc.*,#                                                                            2,241,754
Diversified Operations - 3.5%
           218,372    General Electric Co.                                                                                 8,049,192
           765,000    Melco International Development, Ltd.                                                                1,481,972
                                                                                                                           9,531,164
Electronic Components - Semiconductors - 7.3%
           377,480    Advanced Micro Devices, Inc.*                                                                        5,216,773
            84,689    NVIDIA Corp.*                                                                                        2,785,421
             3,610    Samsung Electronics Company, Ltd.                                                                    2,210,568
            12,876    Samsung Electronics Company, Ltd. (GDR)                                                              3,933,977
           238,705    Spansion, Inc. - Class A*                                                                            2,344,083
           109,870    Texas Instruments, Inc.                                                                              3,776,232
                                                                                                                          20,267,054
Energy - Alternate Sources - 0.5%
            34,675    Suntech Power Holdings Company, Ltd. (ADR)*,**,#                                                     1,258,009
Entertainment Software - 1.0%
            54,400    Electronic Arts, Inc.*                                                                               2,742,304
Finance - Investment Bankers/Brokers - 4.9%
           107,170    Citigroup, Inc.                                                                                      5,746,455
            17,675    E*TRADE Financial Corp.*                                                                               390,264
            96,910    JP Morgan Chase & Co.                                                                                5,049,011
            37,065    UBS A.G. (U.S. Shares)**                                                                             2,405,519
                                                                                                                          13,591,249
Finance - Mortgage Loan Banker - 1.7%
            81,465    Fannie Mae                                                                                           4,799,918
Food - Canned - 0.4%
            33,398    TreeHouse Foods, Inc.*                                                                               1,006,616
Forestry - 0.9%
            32,900    Weyerhaeuser Co.                                                                                     2,606,338
Gold Mining - 0.4%
            38,815    Barrick Gold Corp. (U.S. Shares)                                                                     1,091,090
Industrial Automation and Robotics - 1.2%
            55,760    Rockwell Automation, Inc.                                                                            3,319,950
Investment Companies - 0.9%
            99,667    KKR Private Equity Investors L.P. (U.S. Shares) (144A)**                                             2,427,989
Machinery - Construction and Mining - 0.6%
            21,185    Caterpillar, Inc.                                                                                    1,538,455
Machinery - General Industrial - 0.4%
         2,823,635    Shanghai Electric Group Company, Ltd.                                                                1,204,041
Medical - Drugs - 4.2%
            51,045    Merck & Company, Inc.                                                                                2,625,755
            31,024    Roche Holding A.G.**                                                                                 5,852,371
            33,664    Sanofi-Aventis**,#                                                                                   3,091,261
                                                                                                                          11,569,387
Medical - HMO - 1.2%
            57,570    Coventry Health Care, Inc.*                                                                          3,329,273
Medical Products - 0.5%
             4,025    Nobel Biocare Holding A.G.**,#                                                                       1,453,004
Multi-Line Insurance - 0.7%
            26,485    American International Group, Inc.                                                                   1,851,566
Multimedia - 0.8%
            91,715    News Corporation, Inc. - Class B#                                                                    2,201,160
Non-Hazardous Waste Disposal - 0.3%
            19,405    Waste Management, Inc.                                                                                 725,941
Oil - Field Services - 1.0%
            91,225    Halliburton Co.#                                                                                     2,898,218
Oil Companies - Exploration and Production - 3.2%
            16,285    Apache Corp.                                                                                         1,180,663
           112,504    EnCana Corp. (U.S. Shares)                                                                           5,900,835
            24,580    EOG Resources, Inc.#                                                                                 1,805,155
                                                                                                                           8,886,653
Oil Companies - Integrated - 7.1%
            73,205    Exxon Mobil Corp.                                                                                    5,811,013
           107,122    Hess Corp.                                                                                           6,079,174
            48,444    Petro-Canada                                                                                         2,153,988
            70,096    Suncor Energy, Inc.                                                                                  5,623,974
                                                                                                                          19,668,149
Oil Refining and Marketing - 2.2%
            86,225    Valero Energy Corp.                                                                                  6,055,582
Optical Supplies - 0.3%
             6,825    Alcon, Inc. (U.S. Shares)**                                                                            920,897
Pharmacy Services - 1.3%
            37,070    Express Scripts, Inc. - Class A*                                                                     3,542,039
Radio - 0.3%
            64,540    XM Satellite Radio Holdings, Inc. - Class A*,#                                                         755,118
Retail - Apparel and Shoe - 1.2%
            62,120    Nordstrom, Inc.                                                                                      3,411,630
Retail - Consumer Electronics - 0.9%
            51,730    Best Buy Company, Inc.                                                                               2,413,205
Retail - Drug Store - 2.5%
           190,710    CVS/Caremark Corp.                                                                                   6,911,330
Retail - Jewelry - 1.1%
            64,790    Tiffany & Co.#                                                                                       3,089,835
Retail - Major Department Stores - 0.5%
            17,675    J.C. Penney Company, Inc.                                                                            1,397,916
Retail - Pet Food and Supplies - 1.0%
            81,430    PETsMART, Inc.                                                                                       2,702,662
Shipbuilding - 1.0%
            68,035    Daewoo Shipbuilding & Marine Engineering Company, Ltd.                                               2,750,791
Steel - Producers - 1.4%
           286,627    Tata Steel, Ltd.                                                                                     3,782,492
Super-Regional Banks - 1.3%
           101,832    U.S. Bancorp                                                                                         3,497,929
Telecommunication Equipment - Fiber Optics - 0.4%
            47,030    Corning, Inc.*                                                                                       1,115,552
Telecommunication Services - 1.6%
           225,124    Bharti Tele-Ventures, Ltd.*                                                                          4,406,302
Television - 1.6%
           385,099    British Sky Broadcasting Group PLC                                                                   4,410,165
Therapeutics - 0.8%
            35,375    Amylin Pharmaceuticals, Inc.*,#                                                                      1,462,049
            50,575    Neurocrine Biosciences, Inc.*,#                                                                        643,820
                                                                                                                           2,105,869
Tobacco - 0.6%
            25,910    Altria Group, Inc.                                                                                   1,785,717
Toys - 1.2%
           115,520    Marvel Entertainment, Inc.*                                                                          3,411,306
Transportation - Services - 0.7%
            27,015    United Parcel Service, Inc. - Class B                                                                1,902,666
Web Portals/Internet Service Providers - 2.1%
           205,975    Yahoo!, Inc.*                                                                                        5,775,539
Wireless Equipment - 1.6%
            17,660    American Tower Corp. - Class A*                                                                        671,080
            96,985    Nokia Oyj (ADR)**                                                                                    2,448,871
            30,105    QUALCOMM, Inc.                                                                                       1,318,599
                                                                                                                           4,438,550
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $185,950,855)                                                                                   228,715,237
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0.5%
Metal - Diversified - 0.5%
            12,490    Freeport-McMoRan Copper & Gold, Inc., convertible, 6.75% (cost $1,249,000)                           1,355,665
------------------------------------------------------------------------------------------------------------------------------------
Equity-Linked Structured Notes - 9.8%
Finance - Investment Bankers/Brokers - 7.1%
            24,391    Goldman Sachs Group, Inc., convertible, (EOG Resources, Inc., Nordstrom, Inc.,
                      Rockwell Automation, Inc.), 30.20% a                                                                 2,399,928
         2,446,000    Lehman Brothers Holdings, Inc., convertible, (Advanced Micro Devices, Inc.,
                      Archer-Daniels-Midland Co., Valero Energy Corp.), 36.01% (144A)ss.                                   2,451,626
         2,415,000    Lehman Brothers Holdings, Inc., convertible, (Lennar Corp., QUALCOMM, Inc.,
                      Suntech Power Holdings Company, Ltd. (ADR)), 41.26% (144A)ss.                                        2,100,809
            41,935    Merrill Lynch & Company, Inc., convertible, (Celgene Corp.), 6.97% (144A)ss.                         2,477,939
            55,621    Merrill Lynch & Company, Inc., convertible, (Peabody Energy Corp.), 10.50%
                      (144A)ss.                                                                                            2,524,081
            68,377    Morgan Stanley Co., convertible, (Archer-Daniels-Midland Co.), 8.07% (144A)ss.                       2,525,162
             4,862    Morgan Stanley Co., convertible, (Google, Inc. - Class A), 7.15% (144A)ss.                           2,316,549
            66,032    Morgan Stanley Co., convertible, (QUALCOMM, Inc.), 10.01% (144A)ss.                                  2,830,131
                                                                                                                          22,112,012
Special Purpose Entity - 2.7%
            29,299    Allegro Investment Corporation S.A., convertible, (Apple, Inc.), 9.08% (144A)**,ss.                  2,816,841
           106,820    Allegro Investment Corporation S.A., convertible, (Corning, Inc.), 10.40%, (144A)**,ss.              2,485,787
            27,754    Allegro Investment Corporation S.A., convertible, (Suncor Energy, Inc. (U.S.
                      Shares)), 8.40% (144A)**,ss.                                                                         2,176,233
                                                                                                                           7,478,861
------------------------------------------------------------------------------------------------------------------------------------
Total Equity-Linked Structured Notes (cost $26,006,627)                                                                   27,105,086
------------------------------------------------------------------------------------------------------------------------------------
Purchased Options - Calls - 0.4%
               563    ConocoPhillips, expires January 2009
                         exercise price $70.00                                                                               608,040
               403    Procter & Gamble Co., expires January 2008
                         exercise price $70.00                                                                                64,480
               431    Procter & Gamble Co., expires January 2009
                         exercise price $65.00                                                                               288,770
------------------------------------------------------------------------------------------------------------------------------------
Total Purchased Options - Calls (premiums paid $937,774)                                                                     961,290
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 6.4%
        17,690,159    State Street Navigator Securities Lending
                      Prime Portfolio + (cost $17,690,159)                                                                17,690,159
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $231,834,415) - 100%                                                                $      275,827,437
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                           April 30, 2007 (unaudited)

                                                                 % of Investment
Country                                              Value            Securities
--------------------------------------------------------------------------------
Brazil                                   $        2,711,398                1.0 %
Canada                                           14,769,887                5.4 %
Cayman Islands                                    1,258,009                0.5 %
China                                             1,204,041                0.4 %
Finland                                           2,448,871                0.9 %
France                                            3,091,261                1.1 %
Hong Kong                                         1,481,972                0.5 %
India                                            12,428,006                4.5 %
Luxembourg                                        7,478,861                2.7 %
Netherlands                                       2,427,989                0.9 %
South Korea                                       8,895,336                3.2 %
Switzerland                                      10,631,791                3.9 %
United Kingdom                                    4,410,165                1.6 %
United States++                                 202,589,850               73.4 %
--------------------------------------------------------------------------------
Total                                    $      275,827,437              100.0 %
                                         ==================              =====

++    Includes Other Securities (67.0% excluding Other Securities).

Forward Currency Contracts
Open as of April 30, 2007 (unaudited)

                                   Currency Units      Currency       Unrealized
Currency Sold and Settlement Date       Sold       Value in U.S. $   Gain/(Loss)
--------------------------------------------------------------------------------
Euro 6/8/07                           1,175,000     $ 1,605,839      $  (68,845)
Euro 10/17/07                           200,000         274,469          (8,136)
Swiss Franc  6/8/07                   1,060,000         880,970         (17,074)
Swiss Franc  8/15/07                  1,325,000       1,107,198         (13,955)
--------------------------------------------------------------------------------
Total                                               $ 3,868,476      $ (108,010)

Schedule of Written Options - Calls
       Apple, Inc.
          expires June 2007
          50 contracts
       exercise price $115.00............................              $ (1,500)

       Suntech Power Holdings Co., Ltd. (ADR)
          expires June 2007
          350 contracts
       exercise price $45.00.............................                (7,000)

Total Written Options - Calls
          (Premiums received $15,299)....................              $ (8,500)
--------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

ADR               American Depositary Receipt

GDR               Global Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*                 Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, short sales, option contracts, and/or securities with extended settlement dates.

# Loaned security; a portion or all of the security is on loan as of April 30, 2007.

***               Security is illiquid.

+ The security is purchased with the cash collateral received from securities on loan.

ss. Schedule of Restricted and Illiquid Securities (as of April 30, 2007)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value as
                                                                                                                              a % of
                                                                             Acquisition     Acquisition                  Investment
                                                                                 Date            Cost              Value  Securities
Allegro Investment Corporation S.A.
   convertible, (Apple, Inc.), 9.08% (144A)                                    11/7/06      $  2,364,410      $  2,816,841     1.0%
Allegro Investment Corporation S.A.
   convertible, (Corning, Inc.), 10.40% (144A)                                 2/6/07          2,372,472         2,485,787     0.9%
Allegro Investment Corporation S.A.
   convertible, (Suncor Energy, Inc. (U.S. Shares)), 8.40% (144A)              2/21/07         2,037,976         2,176,233     0.8%
Merrill Lynch & Company, Inc.
   convertible, (Celgene Corp.), 6.97% (144A)                                  2/26/07         2,372,263         2,477,939     0.9%
Merrill Lynch & Company, Inc.
   convertible, (Peabody Energy Corp.), 10.50% (144A)                          2/26/07         2,372,236         2,524,081     0.9%
Lehman Brothers Holdings, Inc.
   convertible, (Advanced Micro Devices, Inc., Archer-Daniels-Midland Co.
   Valero Energy Corp.), 36.01% (144A)                                         2/20/07         2,446,000         2,451,626     0.9%
Lehman Brothers Holdings, Inc.
   convertible, (Lennar Corp., QUALCOMM, Inc.
   Suntech Power Holdings Co., Ltd.), 41.26% (144A)                            12/8/06         2,415,000         2,100,809     0.8%
Morgan Stanley Co.
   convertible, (Archer-Daniels-Midland Co.), 8.07% (144A)                     2/14/07         2,371,807         2,525,162     0.9%
Morgan Stanley Co.
   convertible, (Google, Inc. - Class A), 7.15% (144A)                          2/1/07         2,371,519         2,316,549     0.9%
Morgan Stanley Co.
   convertible, (QUALCOMM, Inc.), 10.01% (144A)                               11/14/06         2,443,844         2,830,131     1.0%
------------------------------------------------------------------------ -------------------------------- ----------------- --------
                                                                                            $ 23,567,527      $ 24,705,158     9.0%

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of April 30, 2007 are noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Adviser Growth and Income Fund                                 $23,551,108

Janus Adviser High-Yield Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 75.5%
Advanced Materials/Products - 0.1%
          $  2,000    Foamex L.P., 10.10563%, bank loan, due 1/1/15 ***                                            $           2,025
Advertising Services - 0.8%
               194    Penton Media, Inc., 7.60%, bank loan, due 2/1/13 ***                                                       194
             5,806    Penton Media Inc., 7.605%, bank loan, due 2/1/13 ***                                                     5,829
             6,000    Penton Media Inc., 10.355%, bank loan, due 2/1/14 ***                                                    6,049
             8,000    R.H. Donnelley Corp., 6.875%, senior discount notes, due 1/15/13                                         7,930
            13,000    R.H. Donnelley Corp., 6.875%, senior discount notes, due 1/15/13                                        12,887
                                                                                                                              32,889
Aerospace and Defense - Equipment - 0.2%
             7,000    DRS Technologies, Inc., 6.875%, company guaranteed notes, due 11/1/13                                    7,070
Agricultural Chemicals - 0.3%
            13,000    Mosaic Global Holdings, Inc., 7.625%, senior notes, due 12/1/16 (144A)                                  13,878
Airlines - 0.4%
            12,000    Continental Airlines, Inc., 8.75%, unsubordinated notes, due 12/1/11 #                                  11,850
             3,000    Delta Air Lines, Inc., 0%, bank loan, due 4/24/14 ***                                                    3,038
             3,000    US Airways Group, Inc., 0%, bank loan, due 3/21/14 ***                                                   3,015
                                                                                                                              17,903
Apparel Manufacturers - 1.8%
            24,000    Hanesbrands, Inc., 8.735%, senior notes, due 12/15/14 (144A) **, ***                                    24,659
            14,000    Levi Strauss & Co., 9.75%, senior unsubordinated notes, due 1/15/15 #                                   15,365
            19,000    Levi Strauss & Co., 8.875%, senior unsecured notes, due 4/1/16 #                                        20,401
            16,000    Quiksilver, Inc., 6.875%, company guaranteed notes, due 4/15/15                                         15,600
                                                                                                                              76,025
Athletic Equipment - 0.1%
             5,000    Easton-Bell Sports, Inc., 8.375%, company guaranteed notes, due 10/1/12                                  4,975
Automotive - Cars and Light Trucks - 2.6%
             6,000    Ford Motor Co., 8.36%, bank loan, due 12/16/13 ***                                                       6,034
            36,000    Ford Motor Co., 7.45%, unsecured notes, due 7/16/31 #                                                   28,485
             7,000    Ford Motor Co., 4.25%, senior notes, due 12/15/36                                                        7,875
            32,000    General Motors Corp., 7.125%, senior notes, due 7/15/13 #                                               29,560
             3,990    General Motors Corp., 7.725%, bank loan, due 11/29/13 ***                                                4,017
            35,000    General Motors Corp., 8.375%, senior unsubordinated notes, due 7/15/33 #                                31,630
                                                                                                                             107,601
Automotive - Truck Parts and Equipment - Original - 2.3%
            13,000    Accuride Corp., 8.50%, company guaranteed notes, due 2/1/15                                             13,423
             9,000    American Axle & Manufacturing, Inc., 7.875%, company guaranteed notes, due 3/1/17                        9,023
            10,000    TRW Automotive, Inc., 7.00%, company guaranteed notes, due 3/15/14 (144A) #                              9,900
            23,000    TRW Automotive, Inc., 7.25%, company guaranteed notes, due 3/15/17 (144A)                               22,827
            41,000    Visteon Corp., 8.25%, senior unsecured notes, due 8/1/10 #                                              41,819
                                                                                                                              96,992
Building - Heavy Construction - 0.3%
            12,000    Ahern Rentals, Inc., 9.25%, secured notes, due 8/15/13                                                  12,510
Building - Residential and Commercial - 0.8%
             6,000    Beazer Homes USA, Inc., 8.625%, company guaranteed notes, due 5/15/11                                    6,023
             4,000    Beazer Homes USA, Inc., 6.875%, company guaranteed notes, due 7/15/15 #                                  3,680
             9,000    K. Hovnanian Enterprises, Inc., 6.25%, company guaranteed notes, due 1/15/14 #                           8,167
             6,000    K. Hovnanian Enterprises, Inc., 6.50%, company guaranteed notes, due 1/15/15                             5,520
             3,000    K. Hovnanian Enterprises, Inc., 7.50%, company guaranteed notes, due 5/15/16 #                           2,880
             8,000    K. Hovnanian Enterprises, Inc., 8.625%, senior notes, due 1/15/17 #                                      8,040
                                                                                                                              34,310
Building and Construction Products - Miscellaneous - 1.0%
             5,990    Building Materials Corporation of America, 8.1875%, bank loan, due 2/22/14 ***                           5,943
            16,000    Building Materials Corporation of America, 7.75%, company guaranteed notes, due 8/1/14 #                15,839
             2,000    Building Materials Corporation of America, 11.125%, bank loan, due 9/9/14 ***                            1,968
             6,000    Nortek, Inc., 8.50%, senior subordinated notes, due 9/1/14                                               5,925
            12,000    Ply Gem Industries, Inc., 9.00%, company guaranteed notes, due 2/15/12 #                                10,830
                                                                                                                              40,505
Cable Television - 1.1%
            15,000    CCH I LLC, 11.00%, secured notes, due 10/1/15                                                           15,938
            25,000    Charter Communications Operating LLC, 8.00%, senior notes, due 4/30/12 (144A)                           26,187
             6,000    CSC Holdings, Inc., 7.25%, senior notes, due 4/15/12 (144A) ***                                          5,993
                                                                                                                              48,118
Casino Hotels - 2.4%
             3,854    Green Valley Ranch Gaming, 7.36%, bank loan, due 2/16/14 ***                                             3,870
            10,000    Green Valley Ranch Gaming, 8.61%, bank loan, due 8/16/14 ***                                            10,092
             2,000    Majestic Star Casino LLC, 9.50%, company guaranteed notes, due 10/15/10                                  2,105
            17,000    Majestic Star Casino LLC, 9.75%, senior unsecured notes, due 1/15/11 #                                  16,320
             4,000    Mandalay Resort Group, 10.25%, senior subordinated notes, due 8/1/07                                     4,040
             6,000    MGM Mirage, Inc., 9.75%, company guaranteed notes, due 6/1/07                                            6,023
             7,000    MTR Gaming Group, Inc., 9.75%, company guaranteed notes, due 4/1/10                                      7,350
             2,000    Poster Financial Group, Inc., 8.75%, secured notes, due 12/1/11                                          2,080
             3,000    Seminole Hard Rock Entertainment, 7.8475%, secured notes, due 3/15/14 (144A) ***                         3,075
            45,000    Trump Entertainment Resorts, Inc., 8.50%, secured notes, due 6/1/15 #                                   45,280
                                                                                                                             100,235
Casino Services - 0.8%
            22,000    Virgin River Casino Corp., 9.00%, company guaranteed notes, due 1/15/12 ***, #                          22,990
            14,000    Virgin River Casino Corp., 0%, senior subordinated notes, due 1/15/13 ***                               10,780
                                                                                                                              33,770
Cellular Telecommunications - 1.8%
             7,000    Centennial Communications Corp., 10.00%, senior notes, due 1/1/13 #                                      7,578
            10,000    Centennial Communications Corp., 10.125%, company guaranteed notes, due 6/15/13                         10,800
            20,000    Cricket Communications, Inc., 9.375%, senior notes, due 11/1/14 (144A) #                                21,349
             4,000    Dobson Cellular Systems, Inc., 9.875%, secured notes, due 11/1/12 #                                      4,370
             6,000    Dobson Communications Corp., 9.60563%, senior notes, due 10/15/12 ***                                    6,180
             8,000    Dobson Communications Corp., 8.875%, senior notes, due 10/1/13 #                                         8,250
             9,000    Rogers Wireless Communications, Inc., 8.47988%, company guaranteed notes, due 12/15/10 ***               9,180
             8,000    Suncom Wireless Holdings, Inc., 8.50%, company guaranteed notes, due 6/1/13 #                            8,350
                                                                                                                              76,057
Chemicals - Diversified - 1.2%
             9,000    Innophos Holdings, Inc., 9.50%, senior unsecured notes, due 4/15/12 (144A) ss.                           9,135
            25,000    Lyondell Chemical Co., 11.125%, company guaranteed notes, due 7/15/12 #                                 26,625
             6,000    Lyondell Chemical Co., 8.00%, company guaranteed notes, due 9/15/14                                      6,285
             8,000    Lyondell Chemical Co., 8.25%, company guaranteed notes, due 9/15/16                                      8,560
                                                                                                                              50,605
Chemicals - Other - 0.3%
            12,000    Innophos, Inc., 8.875%, company guaranteed note, due 8/15/14 ***                                        12,570
Chemicals - Specialty - 1.1%
             9,000    Macdermid, Inc., 9.50%, senior subordinated notes, due 4/15/17 (144A)                                    9,338
            29,000    Momentive Performance, 9.75%, senior notes, due 12/1/14 (144A)                                          30,667
             7,000    Nalco Co., 7.75%, senior unsecured notes, due 11/15/11                                                   7,210
                                                                                                                              47,215
Coal - 0.1%
             2,000    Arch West Finance, 6.75%, company guaranteed notes, due 7/1/13 ***                                       1,985
             4,000    Peabody Energy Corp., 5.875%, company guaranteed notes, due 4/15/16                                      3,830
                                                                                                                               5,815
Commercial Services - Finance - 0.3%
            11,000    Ipayment, Inc., 9.75%, company guaranteed notes, due 5/15/14                                            11,454
Computer Services - 0.6%
             3,000    SunGard Data Systems, Inc., 9.125%, company guaranteed notes, due 8/15/13                                3,218
            20,000    SunGard Data Systems, Inc., 10.25%, company guaranteed notes, due 8/15/15 #                             22,000
                                                                                                                              25,218
Computers - Memory Devices - 0.3%
            13,000    EMC Corp., 1.75%, convertible senior unsecured notes, due 12/1/11 (144A)                                14,544
Consumer Products - Miscellaneous - 1.0%
             7,000    Amscan Holdings, Inc., 8.75%, senior subordinated notes, due 5/1/14                                      7,053
             5,000    Jarden Corp., 7.50%, company guaranteed notes, due 5/1/17                                                5,119
            27,000    Visant Holding Corp., 8.75%, senior notes, due 12/1/13 #                                                28,417
                                                                                                                              40,589
Containers - Metal and Glass - 1.0%
             8,000    Greif, Inc., 6.75%, senior notes, due 2/1/17 (144A) #                                                    8,140
            17,000    Owens-Brockway Glass Container, Inc., 8.875%, company guaranteed notes, due 2/15/09                     17,340
             5,000    Owens-Brockway Glass Container, Inc., 8.25%, company guaranteed notes, due 5/15/13                       5,275
            11,000    Owens-Illinois, Inc., 8.10%, senior notes, due 5/15/07                                                  11,000
                                                                                                                              41,755
Containers - Paper and Plastic - 2.2%
            10,000    Graham Packaging Co., 8.50%, company guaranteed notes, due 10/15/12                                     10,200
            23,000    Graham Packaging Co., 9.875%, company guaranteed notes, due 10/15/14 #                                  23,805
            44,000    Smurfit-Stone Container Corp., 7.375%, company guaranteed notes, due 7/15/14 #                          43,229
            14,000    Smurfit-Stone Container Corp., 8.00%, senior notes, due 3/15/17 (144A)                                  13,930
                                                                                                                              91,164
Cosmetics and Toiletries - 0.2%
             8,000    Chattem, Inc., 7.00%, senior subordinated notes, due 3/1/14 #                                            8,000
Direct Marketing - 0.5%
            18,000    Affinion Group, Inc., 11.50%, company guaranteed notes, due 10/15/15                                    19,800
Distribution/Wholesale - 0.3%
            13,000    Nebraska Book Company, Inc., 8.625%, company guaranteed notes, due 3/15/12                              13,098
Diversified Operations - 1.0%
             2,000    Clarke American Corp., 9.50%, senior notes, due 5/15/15 (144A)                                           2,018
             3,000    Clarke American Corp., 10.10625%, senior notes, due 5/15/15 (144A)                                       3,000
             7,000    Covalence Specialty Materials Corp., 10.25%, senior subordinated notes, due 3/1/16 (144A) #              7,157
                81    Jacuzzi Brands, Inc., 5.25%, bank loan, due 2/7/14 ***                                                      81
               649    Jacuzzi Brands, Inc., 7.59788%, bank loan, due 2/7/14 ***                                                  647
               135    Jacuzzi Brands, Inc., 7.61%, bank loan, due 2/7/14 ***                                                     135
               135    Jacuzzi Brands, Inc., 7.62875%, bank loan, due 2/7/14 ***                                                  135
             2,667    Jacuzzi Brands, Inc., 11.34788%, bank loan, due 8/7/14 ***                                               2,647
               667    Jacuzzi Brands, Inc., 11.36%, bank loan, due 8/7/14 ***                                                    662
               667    Jacuzzi Brands, Inc., 11.37875%, bank loan, due 8/7/14 ***                                                 662
             9,000    Park-Ohio Industries, Inc., 8.375%, company guaranteed notes, due 11/15/14 #                             8,909
            15,000    Travelport Holdings, Ltd., 12.35%, bank loan, due 3/27/12 ***                                           14,738
                                                                                                                              40,791
Diversified Operations - Commercial Services - 0.9%
            23,000    Aramark Corp., 8.50%, senior notes, due 2/1/15 (144A) #                                                 24,063
            15,000    Aramark Corp., 8.85625%, senior notes, due 2/1/15 (144A) ***                                            15,413
                                                                                                                              39,476
Educational Software - 0.2%
             6,982    Riverdeep Interactive Learning, 8.10%, bank loan, due 12/20/13 ***                                       7,014
Electric - Integrated - 1.0%
            13,000    CMS Energy Corp., 7.50%, senior notes, due 1/15/09                                                      13,374
            22,000    Mission Energy Holding, Inc., 13.50%, secured notes, due 7/15/08                                        24,035
             5,000    Nevada Power Co., 5.875%, general refunding mortgage, due 1/15/15                                        5,038
                                                                                                                              42,447
Electronic Components - Miscellaneous - 0.4%
             3,000    NXP BV, 7.875%, secured notes, due 10/15/14 (144A)                                                       3,120
            11,000    NXP BV, 9.50%, senior notes, due 10/15/15 (144A) #                                                      11,550
                                                                                                                              14,670
Electronic Components - Semiconductors - 0.9%
             7,000    Spansion LLC, 8.36%, bank loan, due 11/1/12 ***                                                          7,035
            21,000    Spansion LLC, 11.25%, senior notes, due 1/15/16 (144A) #                                                21,735
            10,000    Spansion LLC, 2.25%, senior subordinate notes, due 6/15/16 (144A) #                                      8,075
                                                                                                                              36,845
Energy - Alternate Sources - 0.3%
            11,000    Huish Detergent Corp., 0%, bank loan, due 10/26/14 ***                                                  11,179
             1,000    Sandridge Energy, Inc., 8.975%, bank loan, due 4/1/14 ***                                                1,025
             1,000    Sandridge Energy, Inc., 8.625%, bank loan, due 4/1/15 ***                                                1,030
                                                                                                                              13,234
Finance - Auto Loans - 3.7%
            23,000    Ford Motor Credit Co., 6.625%, senior unsecured notes, due 6/16/08                                      22,987
            16,000    Ford Motor Credit Co., 7.375%, unsecured notes, due 10/28/09                                            16,012
             7,000    Ford Motor Credit Co., 9.75%, senior unsecured notes, due 9/15/10 #                                      7,407
            22,000    Ford Motor Credit Co., 9.80563%, notes, due 4/15/12 ***, #                                              23,513
             8,000    Ford Motor Credit Co., 7.00%, notes, due 10/1/13 #                                                       7,565
             7,000    General Motors Acceptance Corp., 5.85%, senior unsubordinated notes, due 1/14/09                         6,922
            27,000    General Motors Acceptance Corp., 7.75%, unsubordinated notes, due 1/19/10 #                             27,693
            10,000    General Motors Acceptance Corp., 7.25%, notes, due 3/2/11                                               10,167
             8,000    General Motors Acceptance Corp., 6.75%, notes, due 12/1/14                                               7,889
            24,000    General Motors Acceptance Corp., 8.00%, bonds, due 11/1/31 #                                            25,760
                                                                                                                             155,915
Finance - Other Services - 0.6%
            15,000    Pinnacle Foods Finance LLC, 0%, bank loan, due 4/2/14 ***                                               15,094
             8,000    Pinnacle Foods Finance LLC, 10.625%, senior subordinate notes, due 4/1/17 (144A) #                       8,020
                                                                                                                              23,114
Food - Diversified - 1.3%
            16,000    Del Monte Corp., 6.75%, company guaranteed notes, due 2/15/15                                           16,040
             6,000    Dole Food Company, Inc., 8.625%, senior notes, due 5/1/09 ***, #                                         6,090
            33,000    Dole Food Company, Inc., 8.75%, debentures, due 7/15/13 ***, #                                          32,835
                                                                                                                              54,965
Food - Meat Products - 0.4%
             8,000    National Beef Packing Company LLC, 10.50%, senior unsecured notes, due 8/1/11 ***                        8,420
             9,000    Pierre Foods, Inc., 9.875%, senior subordinated notes, due 7/15/12                                       9,338
                                                                                                                              17,758
Food - Retail - 0.2%
             9,000    Stater Brothers Holdings, 7.75%, senior notes, due 4/15/15 (144A)                                        9,248
Food - Wholesale/Distribution - 0.4%
            16,000    Supervalu, Inc., 7.50%, senior unsecured notes, due 11/15/14                                            16,720
Gambling - Non-Hotel - 1.3%
            14,000    Jacobs Entertainment, Inc., 9.75%, company guaranteed notes, due 6/15/14                                14,770
             8,000    Mohegan Tribal Gaming Authority, 8.00%, senior subordinated notes, due 4/1/12                            8,280
            13,000    Pinnacle Entertainment, Inc., 8.25%, senior subordinated notes, due 3/15/12                             13,358
             4,000    Pokagon Gaming Authority, 10.375%, senior notes, due 6/15/14 (144A)                                      4,480
            12,000    River Rock Entertainment Authority, 9.75%, secured notes, due 11/1/11                                   12,705
                                                                                                                              53,593
Housewares - 0.2%
             8,000    Libbey Glass, Inc., 12.34813%, secured notes, due 6/1/11                                                 8,800
Independent Power Producer - 1.4%
            10,000    AES China Generating Company, Ltd., 8.25%, bonds, due 6/26/10                                            9,986
             2,000    Calpine Corp., 7.59%, bank loan, due 3/29/09 ***                                                         2,011
             1,176    NRG Energy, Inc., 7.35%, bank loan, due 2/1/13 ***                                                       1,184
             4,529    NRG Energy, Inc., 7.35%, bank loan, due 2/1/13 ***                                                       4,564
            36,000    NRG Energy, Inc., 7.375%, company guaranteed notes, due 2/1/16                                          37,394
             3,000    Reliant Energy, Inc., 9.25%, secured notes, due 7/15/10                                                  3,146
                                                                                                                              58,285
Machinery - Electrical - 0.1%
             4,725    Baldor Electric Co., 7.125%, bank loan, due 1/31/14 ***                                                  4,742
Medical - Hospitals - 2.7%
             7,980    HCA, Inc., 7.60%, bank loan, due 11/18/13 ***                                                            8,063
             7,000    HCA, Inc., 6.50%, senior unsecured notes, due 2/15/16 #                                                  6,099
            55,000    HCA, Inc., 9.25%, secured notes, due 11/15/16 (144A) **                                                 59,949
            35,000    Tenet Healthcare Corp., 9.25%, senior unsecured notes, due 2/1/15 ***, #                                35,000
             3,000    Triad Hospitals, Inc., 7.00%, senior notes, due 5/15/12                                                  3,120
             3,000    United Surgical Partners, 8.875%, senior subordinated notes, due 5/1/17 (144A)                           3,086
                                                                                                                             115,317
Medical - Nursing Homes - 0.1%
             4,000    Manor Care, Inc., 2.00%, senior notes, due 6/1/36                                                        5,350
Medical - Outpatient and Home Medical Care - 0.5%
             7,000    CRC Health Corp., 10.75%, company guaranteed notes, due 2/1/16 #                                         7,666
               339    National Mentor Holdings, Inc., 5.32%, bank loan, due 6/29/13 ***                                          339
                 2    National Mentor Holdings, Inc., 7.35%, bank loan, due 6/29/13 ***                                            2
             3,689    National Mentor Holdings, Inc., 7.35%, bank loan, due 6/29/13 ***                                        3,693
             1,908    National Mentor Holdings, Inc., 7.36%, bank loan, due 6/29/13 ***                                        1,910
             5,000    National Mentor Holdings, Inc., 11.25%, company guaranteed notes, due 7/1/14                             5,500
                                                                                                                              19,110
Medical Imaging Systems - 0%
             1,000    Carestream Health, Inc., 0%, bank loan, due 10/30/13 ***                                                 1,010
Medical Products - 0%
             1,000    Encore Medical Finance, 11.75%, senior subordinated notes, due 11/15/14 (144A)                           1,048

Metal - Diversified - 1.0%
             2,070    Freeport-McMoRan Copper & Gold, Inc., 0%, bank loan, due 3/19/14 ***                                     2,077
             7,000    Freeport-McMoRan Copper & Gold, Inc., 8.25%, senior unsecured notes, due  4/1/15                         7,569
            15,000    Freeport-McMoRan Copper & Gold, Inc., 8.56438%, senior unsecured notes, due  4/1/15 ***                 15,824
            14,000    Freeport-McMoRan Copper & Gold, Inc., 8.375%, senior unsecured notes, due 4/1/17                        15,313

                                                                                                                              40,783
Metal Products - Fasteners - 0.5%
            21,000    FastenTech, Inc., 12.50%, company guaranteed notes, due 5/1/11 ***                                      22,286
Miscellaneous Manufacturing - 0.4%
            15,000    Nutro Products, Inc., 10.75%, senior subordinated notes, due 4/15/14 (144A) #                           15,900
Motion Pictures and Services - 0.1%
             6,000    Metro-Goldwyn-Mayer, Inc., 0%, bank loan, due 4/8/12 ***                                                 6,000
Multimedia - 0.3%
            12,000    LBI Media, Inc., 10.125%, company guaranteed notes, due 7/15/12                                         12,630
Music - 0.4%
            17,000    Steinway Musical Instruments, Inc., 7.00%, senior notes, due 3/1/14 (144A) ss.                          16,830
Non-Hazardous Waste Disposal - 0.6%
             9,000    Allied Waste Industries, Inc., 6.375%, secured notes, due 4/15/11#                                       9,023
             6,000    Allied Waste Industries, Inc., 7.875%, senior notes, due 4/15/13                                         6,270
            10,000    Allied Waste Industries, Inc., 7.25%, company guaranteed notes, due 3/15/15                             10,275
                                                                                                                              25,568
Office Automation and Equipment - 0.3%
             7,000    Xerox Corp., 6.875%, senior unsecured notes, due 8/15/11 #                                               7,333
             3,000    Xerox Corp., 6.40%, company guaranteed notes, due 3/15/16 #                                              3,091
                                                                                                                              10,424
Office Supplies and Forms - 1.0%
            42,000    Acco Brands Corp., 7.625%, company guaranteed notes, due 8/15/15                                        42,840
Oil - Field Services - 0.2%
             4,000    Hornbeck Offshore Services, Inc., 6.125%, company guaranteed notes, due 12/1/14                          3,850
             6,000    Titan Petrochemicals Group, Ltd., 8.50%, company guaranteed notes, due 3/18/12 (144A) ss.                5,805
                                                                                                                               9,655
Oil Companies - Exploration and Production - 3.8%
            18,000    Chaparral Energy, Inc., 8.875%, senior notes, due 2/1/17 (144A)                                         18,449
             4,000    Cimarex Energy Co., 7.125%, senior notes, due 5/1/17                                                     4,040
            17,000    Encore Acquisition Co., 6.25%, company guaranteed notes, due 4/15/14                                    15,853
             8,000    Encore Acquisition Co., 7.25%, company guaranteed notes, due 12/1/17 #                                   7,740
            14,000    Forest Oil Corp., 8.00%, senior unsecured notes, due 6/15/08                                            14,315
            17,000    Hilcorp Energy Finance, 7.75%, senior unsecured notes, due 11/1/15 (144A)                               17,085
             4,000    Hilcorp Energy I, 9.00%, senior notes, due 6/1/16 (144A)                                                 4,280
             4,000    Magnum Hunter Resources, Inc., 9.60%, company guaranteed notes, due 3/15/12                              4,192
            14,000    Petrohawk Energy Corp., 9.125%, company guaranteed note, due 7/15/13 #                                  14,998
            12,000    Plains Exploration & Production Co., 7.00%, company guaranteed notes, due 3/15/17                       12,015
            20,000    Quicksilver Resources, Inc., 7.125%, company guaranteed notes, due 4/1/16                               19,899
            15,000    Stone Energy Corp., 8.25%, senior subordinated notes, due 12/15/11 #                                    14,925
             4,000    Swift Energy Co., 9.375%, senior unsecured notes, due 5/1/12 #                                           4,180
             7,000    Venoco, Inc., 8.75%, senior unsecured notes, due 12/15/11                                                7,140
                                                                                                                             159,111
Oil Field Machinery and Equipment - 0.2%
             7,000    Dresser-Rand Group, Inc., 7.625%, company guaranteed notes, due 11/1/14 ***                              7,140
Paper and Related Products - 1.5%
            20,000    Boise Cascade LLC, 7.125%, company guaranteed notes, due 10/15/14 #                                     19,899
               541    Georgia Pacific Corporation, Inc., 7.09%, bank loan, due 12/20/12 ***                                      543
             1,082    Georgia Pacific Corporation, Inc., 7.09%, bank loan, due 12/20/12 ***                                    1,086
             8,653    Georgia Pacific Corporation, Inc., 7.09%, bank loan, due 12/20/12 ***                                    8,691
               940    Georgia Pacific Corporation, Inc., 7.10%, bank loan, due 12/20/12 ***                                      944
             9,000    Georgia Pacific Corporation, Inc., 7.125%, company guaranteed notes, due 1/15/17 (144A)                  9,045
            15,000    NewPage Corp., 12.00%, company guaranteed notes, due 5/1/13 #                                           16,669
             4,000    Verso Paper Holdings LLC, 9.10625%, secured notes, due 8/1/14 (144A) ***                                 4,120
             3,000    Verso Paper Holdings LLC, 11.375%, senior subordinated notes, due 8/1/16 (144A) #                        3,210
                                                                                                                              64,207
Photo Equipment and Supplies - 0.2%
             2,788    Eastman Kodak Co., 7.57%, bank loan, due 10/18/12 ***                                                    2,791
             2,836    Eastman Kodak Co., 7.57%, bank loan, due 10/18/12 ***                                                    2,839
             3,919    Eastman Kodak Co., 7.57%, bank loan, due 10/18/12 ***                                                    3,923
               401    Eastman Kodak Co., 9.50%, bank loan, due 10/18/12 ***                                                      401
                                                                                                                               9,954
Physical Therapy and Rehabilitation Centers - 0.4%
            14,000    HEALTHSOUTH Corp., 10.75%, senior notes, due 6/15/16 (144A)                                             15,260
Pipelines - 0.3%
            14,000    Holly Energy Partners L.P., 6.25%, company guaranteed notes, due 3/1/15                                 13,440
Poultry - 0.9%
            37,000    Pilgrims Pride Corp., 8.375%, senior subordinated notes, due 5/1/17 #                                   37,463
Private Corrections - 0.3%
             7,000    Corrections Corporation of America, 7.50%, senior notes, due 5/1/11                                      7,263
             4,000    Corrections Corporation of America, 6.25%, company guaranteed notes, due 3/15/13                         4,000
                                                                                                                              11,263
Publishing - Newspapers - 0.5%
            20,000    Block Communications, Inc., 8.25%, senior notes, due 12/15/15 (144A)                                    20,502
Publishing - Periodicals - 1.5%
             4,000    CBD Media, Inc., 8.625%, company guaranteed notes, due 6/1/11                                            4,205
             6,000    CBD Media, Inc., 9.25%, senior subordinated notes, due 7/15/12                                           6,300
            10,000    Medimedia USA, Inc., 11.375%, senior subordinated notes, due 11/15/14 (144A)                            10,650
            10,000    PRIMEDIA, Inc., 10.735%, senior notes, due 5/15/10 ***, #                                               10,338
            17,000    PRIMEDIA, Inc., 8.875%, company guaranteed notes, due 5/15/11                                           17,509
            13,000    PRIMEDIA, Inc., 8.00%, company guaranteed notes, due 5/15/13 ***                                        13,520
                                                                                                                              62,522
Racetracks - 0.1%
             6,000    Penn National Gaming, Inc., 6.75%, senior subordinated notes, due 3/1/15 #                               5,955
Real Estate Management/Services - 0.3%
            12,000    Realogy  Corp., 12.375%, senior notes, due 4/15/15 (144A) #                                             12,000
Real Estate Operating/Development - 0.2%
             8,000    Kimball Hill, Inc., 10.50%, company guaranteed notes, due 12/15/12                                       7,800
REIT - Health Care - 0.3%
            12,000    Senior Housing Properties Trust, 8.625%, senior unsecured notes, due 1/15/12                            13,110
REIT - Hotels - 0.3%
            13,000    Host Marriott L.P., 6.375%, company guaranteed notes, due 3/15/15 #                                     13,049
Rental Auto/Equipment - 0.4%
            16,000    Hertz Corp., 8.875%, company guaranteed notes, due 1/1/14                                               17,240
Retail - Apparel and Shoe - 0.1%
             6,000    Burlington Coat Factory, 0%, bank loan, due 5/28/13 ***                                                  5,959
Retail - Arts and Crafts - 0.4%
             5,985    Michaels Stores, Inc., 8.125%, bank loan, due 10/31/13 ***                                               6,023
             9,000    Michaels Stores, Inc., 11.375%, senior subordinated notes, due 11/1/16 (144A) #                          9,900
                                                                                                                              15,923
Retail - Building Products - 0.1%
             5,000    Home Depot, Inc., 5.875%, senior unsecured notes, due 12/16/36 #                                         4,846
Retail - Computer Equipment - 0.3%
            10,000    GameStop Corp., 8.00%, company guaranteed notes, due 10/1/12 #                                          10,663
Retail - Drug Store - 0.2%
            10,000    Rite Aid Corp., 7.50%, company guaranteed notes, due 1/15/15                                            10,200
Retail - Miscellaneous/Diversified - 0.4%
             5,000    Eye Care Centers of America, Inc., 10.75%, company guaranteed notes, due 2/15/15                         5,575
             4,000    Harry & David Holdings, Inc., 10.36%, company guaranteed notes, due 3/1/12 ***                           4,070
             7,000    Harry & David Holdings, Inc., 9.00%, company guaranteed notes, due 3/1/13                                7,315
                                                                                                                              16,960
Retail - Propane Distribution - 0.7%
             4,000    Amerigas Partners L.P., 7.25%, senior unsecured notes, due 5/20/15                                       4,070
            13,000    Ferrellgas Partners L.P., 8.75%, senior notes, due 6/15/12                                              13,520
            12,000    Ferrellgas Partners L.P., 6.75%, senior unsecured notes, due 5/1/14                                     11,910
                                                                                                                              29,500
Retail - Restaurants - 1.1%
               583    Buffets, Inc., 5.25%, bank loan, due 5/1/13 ***                                                            586
             4,417    Buffets, Inc., 8.36%, bank loan, due 11/1/13 ***                                                         4,441
            16,000    Friendly Ice Cream Corp., 8.375%, senior notes, due 6/15/12 #                                           15,839
            14,000    Outback Steakhouse, Inc., 9.625%, senior notes, due 5/15/15 (144A)                                      14,403
             5,000    Restaurant Co., 10.00%, company guaranteed notes, due 10/1/13                                            4,913
             8,000    VICORP Restaurants, Inc., 10.50%, company guaranteed notes, due 4/15/11                                  7,280
                                                                                                                              47,462
Retail - Vitamins/Nutritional Supplement - 0.2%
            10,000    General Nutrition Center, 9.79625%, senior notes, due 3/15/14 (144A) ***                                 9,788
Rubber - Tires - 0.8%
             8,000    Goodyear Tire & Rubber Co., 9.14%, senior notes, due 12/1/09 (144A) ***                                  8,080
             6,000    Goodyear Tire & Rubber Co., 8.625%, senior notes, due 12/1/11 (144A)                                     6,480
            16,000    Goodyear Tire & Rubber Co., 9.00%, senior notes, due 7/1/15                                             17,640
                                                                                                                              32,200
Satellite Telecommunications - 1.1%
            15,000    Inmarsat Finance PLC, 7.625%, company guaranteed notes, due 6/30/12                                     15,675
             4,000    INTELSAT Bermuda, Ltd., 8.25%, senior notes, due 1/15/13 ***                                             4,160
            11,000    INTELSAT Bermuda, Ltd., 7.86%, bank loan, due 2/1/14 ***                                                11,033
             2,000    INTELSAT Bermuda, Ltd., 9.25%, company guaranteed notes, due 6/15/16                                     2,200
             4,000    INTELSAT Corporation, 9.00%, company guaranteed notes, due 8/15/14                                       4,320
             2,000    INTELSAT Corporation, 9.00%, company guaranteed notes, due 6/15/16                                       2,193
             8,000    INTELSAT Subsidiary Holding Company, Ltd., 8.625%, company guaranteed notes, due 1/15/15 ***, #          8,550
                                                                                                                              48,131
Schools - 0.5%
             2,879    Education Management LLC, 7.375%, bank loan, due 6/1/13 ***                                              2,890
            15,000    Education Management LLC, 8.75%, company guaranteed notes, due 6/1/14                                   15,863
                                                                                                                              18,753
Seismic Data Collection - 0.2%
             7,000    Compagnie Generale de Geophysique-Veritas, 7.75%, company guaranteed notes, due 5/15/17                  7,403
Semiconductor Equipment - 0.3%
            14,000    Sensata Technologies B.V., 8.00%, company guaranteed notes, due 5/1/14 #                                14,035
Special Purpose Entity - 4.4%
            20,000    Affinion Holding Co., 11.65963%, bank loan, due 10/17/12 ***                                            20,142
               780    CCM Merger, Inc., 7.33%, bank loan, due 4/25/12 ***                                                        784
             7,237    CCM Merger, Inc., 7.35%, bank loan, due 4/25/12 ***                                                      7,273
             1,950    CCM Merger, Inc., 7.36%, bank loan, due 4/25/12 ***                                                      1,960
            24,000    CCM Merger, Inc., 8.00%, notes, due 8/1/13 (144A)                                                       24,300
             2,000    Hawker Beechcraft Acquisition Co., 8.50%, senior notes, due 4/1/15 (144A)                                2,110
             2,000    Hawker Beechcraft Acquisition Co., 9.75%, senior subordinated notes, due 4/1/17 (144A)                   2,145
            23,000    KAR Holdings, Inc., 8.75%, senior notes, due 5/1/14 (144A)                                              23,633
            31,000    KAR Holdings, Inc., 10.00%, senior subordinated notes, due 5/1/15 (144A) #                              32,123
            14,000    NSG Holdings LLC, 7.75%, secured notes, due 12/15/25 (144A)                                             14,735
            18,000    Petroplus Finance, Ltd., 7.00%, company guaranteed notes, due 5/1/17 (144A)                             18,158
             2,000    PGS Solutions, Inc., 9.625%, senior subordinated notes, due 2/15/15 (144A)                               2,032
             3,601    Vanguard Health Holding Company II LLC, 7.60%, bank loan, due 9/23/11 ***                                3,623
            31,000    Wimar Opco, LLC, 9.625%, senior subordinated notes, due 12/15/14 (144A)                                 31,464
                                                                                                                             184,482
Telecommunication Services - 1.6%
             8,000    Embarq Corp., 7.082%, senior unsecured notes, due 6/1/16 #                                               8,265
             9,000    Eschelon Operating Co., 8.375%, secured notes, due 3/15/10                                               8,696
             4,000    Qwest Corp., 5.625%, notes, due 11/15/08                                                                 4,000
            17,000    Qwest Corp., 7.875%, senior notes, due 9/1/11                                                           18,105
            24,000    Qwest Corp., 8.875%, notes, due 3/15/12 ***                                                             26,519
                                                                                                                              65,585
Telephone - Integrated - 1.2%
            15,000    Cincinnati Bell, Inc., 8.375%, company guaranteed notes, due 1/15/14 #                                  15,356
             6,984    Hawaiian Telecom Communications, 7.60%, bank loan, due 10/31/12 ***                                      6,988
            12,000    Level 3 Communications, Inc., 3.50%, senior notes, due 6/15/12                                          14,820
             4,000    Level 3 Financing, Inc., 9.15%, senior notes, due 2/15/15 (144A) ***                                     4,050
             7,000    Qwest Communications International, Inc., 7.50%, company guaranteed notes, due 2/15/14 #                 7,228
                                                                                                                              48,442
Television - 0.3%
            12,000    Umbrella Acquisition, 9.75%, senior notes, due 3/15/15 (144A) #                                         12,045
Theaters - 0.3%
             8,000    AMC Entertainment, Inc., 8.00%, senior subordinated notes, due 3/1/14                                    8,180
             5,000    AMC Entertainment, Inc., 11.00%, company guaranteed notes, due 2/1/16 #                                  5,738
                                                                                                                              13,918
Transactional Software - 0.1%
             2,000    Open Solutions, Inc., 9.75%, senior subordinated notes, due 2/1/15 (144A)                                2,065
Transportation - Marine - 0.9%
             3,000    H-Lines Finance Holding Corp., 0%, senior unsecured notes, due 4/1/13 ***                                2,828
            17,000    Horizon Lines LLC, 9.00%, company guaranteed notes, due 11/1/12 **                                      17,892
            16,000    Ship Finance International, Ltd., 8.50%, company guaranteed notes, due 12/15/13                         16,480
                                                                                                                              37,200
Transportation - Railroad - 0.4%
             6,000    Grupo Transportacion Ferroviaria Mexicana, S.A. de C.V., 9.375%, senior notes, due 5/1/12                6,480
             5,000    Grupo Transportacion Ferroviaria Mexicana, S.A. de C.V., 7.625%, senior notes, due 12/1/13 (144A)        5,088
             6,000    Kansas City Southern, 7.50%, company guaranteed notes, due 6/15/09                                       6,135
                                                                                                                              17,703
Travel Services - 0.1%
             4,000    Worldspan L.P., 12.35%, bank loan, due 12/7/14 ***                                                       4,018
Wire and Cable Products - 0.3%
             8,000    Belden CDT, Inc., 7.00%, senior subordinated notes, due 3/15/17 (144A)                                   8,182
             5,000    General Cable Corp., 7.125%, senior notes, due 4/1/17 (144A)                                             5,075
                                                                                                                              13,257
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $3,095,517)                                                                                    3,169,612
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0.8%
Automotive - Cars and Light Trucks - 0.2%
               355    General Motors Corp., convertible, 6.25% #                                                               8,161
Containers - Metal and Glass - 0.1%
                90    Owens-Illinois, Inc., convertible, 4.75%                                                                 3,555
Metal - Diversified - 0.2%
                70    Freeport-McMoRan Copper & Gold, Inc., convertible, 6.75%                                                 7,598
Non-Hazardous Waste Disposal - 0.2%
                25    Allied Waste Industries, Inc., convertible, 6.25%                                                        8,862
Oil Companies - Exploration and Production - 0.1%
                35    Chesapeake Energy Corp., convertible, 5.00%                                                              5,058
------------------------------------------------------------------------------------------------------------------------------------
Total Preferred Stock (cost $31,573)                                                                                          33,234
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 4.1%
           114,249    Janus Institutional Cash Management Fund-Institutional Shares, 5.32%                                   114,250
            59,000    Janus Institutional Money Market Fund-Institutional Shares, 5.26%                                       59,000
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $173,250)                                                                                          173,250
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 19.6%
           823,351    State Street Navigator Securities Lending Prime Portfolio +  (cost $823,351)                           823,351
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $4,123,691) - 100%                                                                   $       4,199,447
------------------------------------------------------------------------------------------------------------------------------------

              Geographic Summary of Investments - (Long Positions)
                           April 30, 2007 (unaudited)

                                                         Value   % of Investment
Country                                                               Securities
--------------------------------------------------------------------------------
Bermuda                                     $           47,181              1.1%
Canada                                                  52,409              1.2%
China                                                   18,158              0.4%
Mexico                                                   6,480              0.2%
Netherlands                                             28,705              0.6%
United Kingdom                                          15,675              0.4%
United States ++                                     4,030,839             96.1%
--------------------------------------------------------------------------------
Total                                       $        4,199,447            100.0%
                                            ==================            =====

++ Includes Short-Term Securities and Other Securities (72.4% excluding Short-Term Securities and Other Securities).


Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, and are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

PLC               Public Limited Company


REIT              Real Estate Investment Trust


**                A portion of this security has been segregated by the
                  custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option
                  contracts, short sales and/or securities with extended
                  settlement dates.
***               Rate is subject to change.  Rate shown reflects current rate.
#                 Loaned security; a portion or all of the security is on loan as of April 30, 2007.
+                 The security is purchased with the cash collateral received from securities on loan.

ss. Schedule of Restricted and Illiquid Securities (as of April 30, 2007)

                                                                                                             Value as a %
                                                      Acquisition         Acquisition                       of Investment
                                                          Date               Cost              Value          Securities
-------------------------------------------------------------------------------------------------------------------------
Innophos Holdings, Inc., 9.50%
   senior unsecured notes, due 4/15/12 (144A)           4/11/07         $    9,000          $    9,135             0.2%
Steinway Musical Instruments, Inc., 7.00%
   senior notes, due 3/1/14 (144A)                 9/13/06 - 11/14/06       16,734              16,830             0.4%
Titan Petrochemicals Group, Ltd., 8.50%
   company guaranteed notes, due 3/18/12 (144A)         2/13/06              5,655               5,805             0.1%
-------------------------------------------------------------------------------------------------------------------------
                                                                        $   31,389          $   31,770             0.7%
-------------------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of April 30, 2007. The issuer incurs all registration costs.

The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of April 30, 2007.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of April 30, 2007 are noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Adviser High-Yield Fund                                    $        25,544

Janus Adviser INTECH Risk-Managed Core Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 99.5%
Advertising Agencies - 0.8%
            26,500    Interpublic Group of Companies, Inc.*                                                        $         336,020
            11,400    Omnicom Group, Inc.                                                                                  1,193,694
                                                                                                                           1,529,714
Aerospace and Defense - 3.9%
            15,800    Boeing Co.                                                                                           1,469,400
            21,900    General Dynamics Corp.                                                                               1,719,150
            28,900    Lockheed Martin Corp.                                                                                2,778,446
             1,400    Northrop Grumman Corp.                                                                                 103,096
            21,300    Raytheon Co.                                                                                         1,140,402
             5,100    Rockwell Collins, Inc.                                                                                 334,917
                                                                                                                           7,545,411
Agricultural Chemicals - 0.2%
             7,400    Monsanto Co.                                                                                           436,526
Agricultural Operations - 0.5%
            26,100    Archer-Daniels-Midland Co.                                                                           1,010,070
Apparel Manufacturers - 1.1%
            11,100    Coach, Inc.*                                                                                           542,013
             1,000    Jones Apparel Group, Inc.                                                                               33,390
             5,200    Polo Ralph Lauren Corp.                                                                                478,972
            12,700    VF Corp.                                                                                             1,115,187
                                                                                                                           2,169,562
Applications Software - 0.3%
            16,900    Intuit, Inc.*                                                                                          480,805
             5,100    Microsoft Corp.                                                                                        152,694
                                                                                                                             633,499
Athletic Footwear - 0.2%
             7,300    NIKE, Inc. - Class B                                                                                   393,178
Automotive - Cars and Light Trucks - 0.8%
            51,900    General Motors Corp.                                                                                 1,620,837
Automotive - Medium and Heavy Duty Trucks - 0.8%
            17,200    PACCAR, Inc.                                                                                         1,444,456
Automotive - Truck Parts and Equipment - Original - 0.5%
             9,700    Johnson Controls, Inc.                                                                                 992,601
Beverages - Non-Alcoholic - 1.0%
             4,200    Coca-Cola Co.                                                                                          219,198
             1,600    Pepsi Bottling Group, Inc.                                                                              52,496
            26,400    PepsiCo, Inc.                                                                                        1,744,776
                                                                                                                           2,016,470
Brewery - 0.5%
             8,500    Anheuser-Busch Companies, Inc.                                                                         418,115
             5,900    Molson Coors Brewing Co. - Class B                                                                     556,252
                                                                                                                             974,367
Broadcast Services and Programming - 0.2%
            12,300    Clear Channel Communications, Inc.                                                                     435,789
Cable Television - 2.4%
            96,400    Comcast Corp. - Class A*                                                                             2,570,024
            87,800    DIRECTV Group, Inc.*                                                                                 2,093,152
                                                                                                                           4,663,176
Casino Services - 1.0%
            49,500    International Game Technology                                                                        1,887,930
Chemicals - Diversified - 0%
               700    E.I. du Pont de Nemours and Co.                                                                         34,419
Chemicals - Specialty - 1.2%
               900    Ashland, Inc.                                                                                           53,955
            23,600    Ecolab, Inc.                                                                                         1,014,564
            16,800    Hercules, Inc.*                                                                                        316,512
            11,700    International Flavors & Fragrances, Inc.                                                               569,439
             6,500    Sigma-Aldrich Corp.                                                                                    273,520
                                                                                                                           2,227,990
Coatings and Paint Products - 0.5%
            14,500    Sherwin-Williams Co.                                                                                   924,665
Commercial Banks - 0.7%
             3,900    BB&T Corp.                                                                                             162,318
            14,100    Compass Bancshares, Inc.                                                                               961,338
               400    M&T Bank Corp.                                                                                          44,536
             2,971    Regions Financial Corp.                                                                                104,252
             1,200    Synovus Financial Corp.                                                                                 37,872
                                                                                                                           1,310,316
Commercial Services - 0.3%
            19,600    Convergys Corp.*                                                                                       495,096
Commercial Services - Finance - 0%
               100    Moody's Corp.                                                                                            6,612
Computer Services - 0.6%
            13,200    Cognizant Technology Solutions Corp.*                                                                1,180,080
Computers - 1.4%
             6,900    Apple, Inc.*                                                                                           688,620
            48,400    Hewlett-Packard Co.                                                                                  2,039,576
                                                                                                                           2,728,196
Computers - Memory Devices - 0%
             2,100    Network Appliance, Inc.*                                                                                78,141
Computers - Peripheral Equipment - 0.4%
            14,900    Lexmark International Group, Inc. - Class A*                                                           812,050
Consumer Products - Miscellaneous - 0.3%
             2,900    Clorox Co.                                                                                             194,532
             5,800    Kimberly-Clark Corp.                                                                                   412,786
                                                                                                                             607,318
Containers - Paper and Plastic - 0.4%
               200    Bemis Company, Inc.                                                                                      6,644
            19,700    Pactiv Corp.*                                                                                          681,226
                                                                                                                             687,870
Cosmetics and Toiletries - 3.2%
             9,800    Avon Products, Inc.                                                                                    390,040
            40,400    Colgate-Palmolive Co.                                                                                2,736,696
             2,600    Estee Lauder Companies, Inc. - Class A                                                                 133,692
            43,388    Procter & Gamble Co.                                                                                 2,790,282
                                                                                                                           6,050,710
Data Processing and Management - 0.3%
             7,100    Automatic Data Processing, Inc.                                                                        317,796
             5,600    Fiserv, Inc.*                                                                                          297,752
                                                                                                                             615,548
Disposable Medical Products - 0.2%
             5,100    C.R. Bard, Inc.                                                                                        423,963
Diversified Operations - 0.6%
             1,600    Cooper Industries, Ltd. - Class A                                                                       79,616
            30,000    General Electric Co.                                                                                 1,105,800
                                                                                                                           1,185,416
E-Commerce/Products - 0.1%
             1,900    Amazon.com, Inc.*                                                                                      116,527
E-Commerce/Services - 0.4%
            19,300    IAC/InterActiveCorp*                                                                                   735,716
Electric - Generation - 0.9%
            75,200    AES Corp.*                                                                                           1,653,648
Electric - Integrated - 8.6%
            22,800    Allegheny Energy, Inc.*                                                                              1,218,888
            20,300    American Electric Power Company, Inc.                                                                1,019,466
            44,500    CenterPoint Energy, Inc.                                                                               837,935
            23,300    CMS Energy Corp.                                                                                       431,516
             4,300    Consolidated Edison, Inc.                                                                              220,418
            10,200    Constellation Energy Group, Inc.                                                                       909,024
             2,500    Dominion Resources, Inc.                                                                               228,000
             3,200    DTE Energy Co.                                                                                         161,888
             2,600    Duke Energy Corp.                                                                                       53,352
             2,900    Edison International                                                                                   151,815
            14,000    Entergy Corp.                                                                                        1,583,960
             6,200    Exelon Corp.                                                                                           467,542
            31,000    FirstEnergy Corp.                                                                                    2,121,641
            31,300    FPL Group, Inc.                                                                                      2,014,781
             3,277    Integrys Energy Group, Inc.                                                                            183,840
            29,800    PG&E Corp.                                                                                           1,507,880
            13,500    Pinnacle West Capital Corp.                                                                            651,915
            11,900    PPL Corp.                                                                                              518,959
               800    Progress Energy, Inc.                                                                                   40,440
               500    Public Service Enterprise Group, Inc.                                                                   43,225
             4,100    Southern Co.                                                                                           154,939
            11,000    TXU Corp.                                                                                              721,380
            49,700    Xcel Energy, Inc.                                                                                    1,197,273
                                                                                                                          16,440,077
Electric Products - Miscellaneous - 0%
               300    Emerson Electric Co.                                                                                    14,097
Electronic Components - Semiconductors - 0.4%
            22,600    NVIDIA Corp.*                                                                                          743,314
Electronic Forms - 0%
             2,300    Adobe Systems, Inc.*                                                                                    95,588
Engines - Internal Combustion - 0.3%
             7,200    Cummins, Inc.                                                                                          663,552
Enterprise Software/Services - 1.5%
            32,600    BMC Software, Inc.*                                                                                  1,055,262
            95,435    Oracle Corp.*                                                                                        1,794,178
                                                                                                                           2,849,440
Fiduciary Banks - 0.7%
             3,300    Bank of New York Company, Inc.                                                                         133,584
            20,400    Mellon Financial Corp.                                                                                 875,772
             2,900    Northern Trust Corp.                                                                                   182,555
             1,100    State Street Corp.                                                                                      75,757
                                                                                                                           1,267,668
Filtration and Separations Products - 0.1%
             2,600    Pall Corp.                                                                                             109,070
Finance - Investment Bankers/Brokers - 3.1%
             1,300    Bear Stearns Companies, Inc.                                                                           202,410
            16,700    Citigroup, Inc.                                                                                        895,454
            10,600    Goldman Sachs Group, Inc.                                                                            2,317,266
            17,600    JP Morgan Chase & Co.                                                                                  916,960
               900    Lehman Brothers Holdings, Inc.                                                                          67,752
             5,400    Merrill Lynch & Company, Inc.                                                                          487,242
            12,400    Morgan Stanley Co.                                                                                   1,041,724
                                                                                                                           5,928,808
Finance - Mortgage Loan Banker - 0%
             1,000    Countrywide Financial Corp.                                                                             37,080
Finance - Other Services - 0.5%
             1,800    Chicago Mercantile Exchange Holdings, Inc.                                                             930,150
Financial Guarantee Insurance - 0.2%
             2,900    Ambac Financial Group, Inc.                                                                            266,220
             1,200    MBIA, Inc.                                                                                              83,472
                                                                                                                             349,692
Food - Confectionary - 0%
             1,300    Wm. Wrigley Jr. Co.                                                                                     76,544
Food - Dairy Products - 0.1%
             4,600    Dean Foods Co.*                                                                                        167,578
Food - Diversified - 3.5%
            33,100    Campbell Soup Co.                                                                                    1,294,210
            43,200    ConAgra Foods, Inc.                                                                                  1,061,856
            19,000    General Mills, Inc.                                                                                  1,138,100
            36,100    H.J. Heinz Co.                                                                                       1,700,671
             9,500    Kellogg Co.                                                                                            502,645
            10,841    Kraft Foods, Inc. - Class A                                                                            362,848
            16,900    McCormick & Company, Inc.                                                                              627,328
                                                                                                                           6,687,658
Food - Meat Products - 0.3%
            25,600    Tyson Foods, Inc. - Class A                                                                            536,576
Food - Retail - 2.1%
            58,200    Kroger Co.                                                                                           1,717,482
            63,700    Safeway, Inc.                                                                                        2,312,310
                                                                                                                           4,029,792
Food - Wholesale/Distribution - 0.4%
            11,200    Supervalu, Inc.                                                                                        514,080
             6,300    Sysco Corp.                                                                                            206,262
                                                                                                                             720,342
Gas - Distribution - 0.7%
            12,200    KeySpan Corp.                                                                                          505,202
             3,100    Nicor, Inc.                                                                                            158,844
             6,800    NiSource, Inc.                                                                                         167,212
             7,900    Sempra Energy Co.                                                                                      501,492
                                                                                                                           1,332,750
Home Decoration Products - 0.4%
            23,600    Newell Rubbermaid, Inc.                                                                                723,812
Hotels and Motels - 0.9%
            26,400    Hilton Hotels Corp.                                                                                    897,600
            19,700    Marriott International, Inc. - Class A                                                                 890,637
                                                                                                                           1,788,237
Independent Power Producer - 0%
             4,200    Dynegy, Inc.*                                                                                           39,522
Instruments - Scientific - 1.6%
            23,000    Applera Corp. - Applied Biosystems Group                                                               718,520
            38,500    Thermo Electron Corp.*                                                                               2,004,310
             4,400    Waters Corp.*                                                                                          261,492
                                                                                                                           2,984,322
Internet Security - 0.1%
            13,400    Symantec Corp.*                                                                                        235,840
Investment Management and Advisory Services - 0.6%
             9,200    Ameriprise Financial, Inc.                                                                             547,124
             3,300    Franklin Resources, Inc.                                                                               433,323
             5,300    T. Rowe Price Group, Inc.                                                                              263,304
                                                                                                                           1,243,751
Life and Health Insurance - 1.3%
             2,900    CIGNA Corp.                                                                                            451,211
             8,116    Lincoln National Corp.                                                                                 577,453
            14,200    Principal Financial Group, Inc.                                                                        901,558
             1,200    Prudential Financial, Inc.                                                                             114,000
             6,100    Torchmark Corp.                                                                                        416,630
             1,800    UnumProvident Corp.                                                                                     44,784
                                                                                                                           2,505,636
Machinery - Construction and Mining - 0.4%
             9,500    Terex Corp.*                                                                                           739,575
Machinery - Farm - 0.3%
             4,400    Deere & Co.                                                                                            481,360
Medical - Biomedical and Genetic - 0.8%
            24,800    Celgene Corp.*                                                                                       1,516,768
Medical - Drugs - 4.0%
            10,700    Abbott Laboratories                                                                                    605,834
             8,900    Allergan, Inc.                                                                                       1,078,680
             5,400    Bristol-Myers Squibb Co.                                                                               155,844
            15,200    Forest Laboratories, Inc.*                                                                             808,792
            83,100    Merck & Company, Inc.                                                                                4,274,664
             1,200    Pfizer, Inc.                                                                                            31,752
            15,900    Schering-Plough Corp.                                                                                  504,507
             4,000    Wyeth                                                                                                  222,000
                                                                                                                           7,682,073
Medical - HMO - 0.5%
            13,000    Humana, Inc.*                                                                                          822,120
             1,000    UnitedHealth Group, Inc.                                                                                53,060
                                                                                                                             875,180
Medical - Nursing Homes - 0.3%
             8,300    Manor Care, Inc.                                                                                       538,587
Medical - Wholesale Drug Distributors - 0.2%
             8,400    AmerisourceBergen Corp.                                                                                419,916
Medical Information Systems - 0%
             1,600    IMS Health, Inc.                                                                                        46,928
Medical Labs and Testing Services - 0.7%
            17,800    Laboratory Corporation of America Holdings*                                                          1,405,132
Medical Products - 2.0%
            21,300    Baxter International, Inc.                                                                           1,206,219
             3,800    Becton, Dickinson and Co.                                                                              299,022
             1,100    Biomet, Inc.                                                                                            47,520
            15,200    Johnson & Johnson                                                                                      976,144
            12,300    Stryker Corp.                                                                                          798,762
               800    Varian Medical Systems, Inc.*                                                                           33,768
             4,800    Zimmer Holdings, Inc.*                                                                                 434,304
                                                                                                                           3,795,739
Metal - Diversified - 0.3%
             9,821    Freeport-McMoRan Copper & Gold, Inc. - Class B                                                         659,578
Motorcycle and Motor Scooter Manufacturing - 0.8%
            24,700    Harley-Davidson, Inc.                                                                                1,564,004
Multi-Line Insurance - 1.9%
             4,100    Allstate Corp.                                                                                         255,512
             1,200    Assurant, Inc.                                                                                          69,036
             1,400    Genworth Financial, Inc. - Class A                                                                      51,086
            58,000    Loews Corp.                                                                                          2,744,560
             8,300    MetLife, Inc.                                                                                          545,310
                                                                                                                           3,665,504
Multimedia - 2.8%
            14,600    McGraw-Hill Companies, Inc.                                                                            956,738
           104,400    News Corporation, Inc. - Class A                                                                     2,337,516
            22,000    Time Warner, Inc.                                                                                      453,860
            45,300    Walt Disney Co.                                                                                      1,584,594
                                                                                                                           5,332,708
Networking Products - 0.8%
            57,100    Cisco Systems, Inc.*                                                                                 1,526,854
Non-Hazardous Waste Disposal - 0.2%
             1,300    Allied Waste Industries, Inc.*                                                                          17,381
             7,800    Waste Management, Inc.                                                                                 291,798
                                                                                                                             309,179
Oil - Field Services - 0 %
             1,300    Schlumberger, Ltd. (U.S. Shares)                                                                        95,979
Oil Companies - Exploration and Production - 0%
             1,500    XTO Energy, Inc.                                                                                        81,405
Oil Companies - Integrated - 2.0%
             6,697    Chevron Corp.                                                                                          520,960
            29,200    Exxon Mobil Corp.                                                                                    2,317,895
             9,170    Marathon Oil Corp.                                                                                     931,214
                                                                                                                           3,770,069
Paper and Related Products - 0.1%
             3,000    Temple-Inland, Inc.                                                                                    177,720
Pharmacy Services - 0.3%
             8,313    Medco Health Solutions, Inc.*                                                                          648,580
Pipelines - 0.3%
             3,700    Kinder Morgan, Inc.                                                                                    394,272
               500    Questar Corp.                                                                                           48,565
             1,800    Spectra Energy Corp.                                                                                    46,980
             3,300    Williams Companies, Inc.                                                                                97,350
                                                                                                                             587,167
Property and Casualty Insurance - 0.7%
             3,300    Chubb Corp.                                                                                            177,639
             8,600    SAFECO Corp.                                                                                           573,964
            10,300    Travelers Companies, Inc.                                                                              557,230
                                                                                                                           1,308,833
Quarrying - 0.1%
             1,600    Vulcan Materials Co.                                                                                   197,872
Real Estate Management/Services - 0.2%
            11,800    CB Richard Ellis Group, Inc.*                                                                          399,430
REIT - Apartments - 1.7%
            14,800    Apartment Investment & Management Co. - Class A                                                        818,440
            20,200    Archstone-Smith Trust, Inc.                                                                          1,052,622
             2,800    Avalonbay Communities, Inc.                                                                            342,328
            21,600    Equity Residential Properties Trust                                                                  1,002,888
                                                                                                                           3,216,278
REIT - Diversified - 0.9%
            14,500    Vornado Realty Trust                                                                                 1,720,135
REIT - Hotels - 0.1%
            10,700    Host Marriott Corp.                                                                                    274,348
REIT - Office Property - 1.1%
            17,800    Boston Properties, Inc.                                                                              2,092,568
REIT - Regional Malls - 0.2%
             3,900    Simon Property Group, Inc.                                                                             449,592
REIT - Shopping Centers - 0.6%
             1,700    Developers Diversified Realty Corp.                                                                    110,670
            23,400    Kimco Realty Corp.                                                                                   1,124,838
                                                                                                                           1,235,508
REIT - Storage - 0.4%
             7,400    Public Storage, Inc.                                                                                   690,568
REIT - Warehouse and Industrial - 0.3%
             7,600    ProLogis                                                                                               492,480
Retail - Apparel and Shoe - 0.5%
             1,900    Abercrombie & Fitch Co. - Class A                                                                      155,154
            11,800    Limited, Inc.                                                                                          325,326
             7,900    Nordstrom, Inc.                                                                                        433,868
                                                                                                                             914,348
Retail - Auto Parts - 0.3%
             4,700    AutoZone, Inc.*                                                                                        625,288
Retail - Consumer Electronics - 0.2%
            13,300    RadioShack Corp.                                                                                       386,631
Retail - Discount - 0.7%
            14,800    Big Lots, Inc.*                                                                                        476,560
             1,200    Costco Wholesale Corp.                                                                                  64,284
             7,400    Dollar General Corp.                                                                                   157,990
             3,600    Family Dollar Stores, Inc.                                                                             114,624
            19,600    TJX Companies, Inc.                                                                                    546,644
                                                                                                                           1,360,102
Retail - Drug Store - 0.2%
            10,854    CVS/Caremark Corp.                                                                                     393,349
Retail - Jewelry - 0.1%
             2,300    Tiffany & Co.                                                                                          109,687
Retail - Major Department Stores - 1.7%
            23,600    J.C. Penney Company, Inc.                                                                            1,866,524
             7,700    Sears Holdings Corp.*                                                                                1,470,007
                                                                                                                           3,336,531
Retail - Office Supplies - 0.4%
            10,000    Office Depot, Inc.*                                                                                    336,200
            10,700    OfficeMax, Inc.                                                                                        526,654
                                                                                                                             862,854
Retail - Regional Department Stores - 1.4%
             8,200    Dillard's, Inc. - Class A                                                                              283,966
               888    Federated Department Stores, Inc.                                                                       39,001
            30,900    Kohl's Corp.*                                                                                        2,287,836
                                                                                                                           2,610,803
Retail - Restaurants - 0.8%
            24,200    McDonald's Corp.                                                                                     1,168,376
             2,000    Starbucks Corp.*                                                                                        62,040
             4,600    Wendy's International, Inc.                                                                            173,420
             2,200    Yum! Brands, Inc.                                                                                      136,092
                                                                                                                           1,539,928
Rubber - Tires - 0.4%
            22,900    Goodyear Tire & Rubber Co.*                                                                            761,654
Savings/Loan/Thrifts - 0.1%
             2,400    Hudson City Bancorp, Inc.                                                                               31,968
            10,500    Sovereign Bancorp, Inc.                                                                                254,835
                                                                                                                             286,803
Semiconductor Equipment - 0.2%
            11,200    Novellus Systems, Inc.*                                                                                362,544
Steel - Producers - 0.9%
            23,600    Nucor Corp.                                                                                          1,497,656
             1,900    United States Steel Corp.                                                                              192,926
                                                                                                                           1,690,582
Steel - Specialty - 0.8%
            13,600    Allegheny Technologies, Inc.                                                                         1,490,288
Super-Regional Banks - 2.5%
            50,454    Bank of America Corp.                                                                                2,568,109
               900    National City Corp.                                                                                     32,895
            10,200    PNC Bank Corp.                                                                                         755,820
             1,400    SunTrust Banks, Inc.                                                                                   118,188
            18,000    U.S. Bancorp                                                                                           618,300
            17,300    Wells Fargo & Co.                                                                                      620,897
                                                                                                                           4,714,209
Telecommunication Equipment - 0.1%
             8,700    Avaya, Inc.*                                                                                           112,404
Telecommunication Services - 0.1%
             2,900    Embarq Corp.                                                                                           174,116
Telephone - Integrated - 4.7%
           180,805    AT&T, Inc.                                                                                           7,000,770
            15,100    CenturyTel, Inc.                                                                                       695,355
             7,600    Citizens Communications Co.                                                                            118,332
             8,100    Verizon Communications, Inc.                                                                           309,258
            63,771    Windstream Corp.                                                                                       932,332
                                                                                                                           9,056,047
Television - 0.3%
            16,000    CBS Corp. - Class B                                                                                    508,320
Therapeutics - 0.3%
             7,100    Gilead Sciences, Inc.*                                                                                 580,212
Tobacco - 2.1%
            18,000    Altria Group, Inc.                                                                                   1,240,560
            23,600    Reynolds American, Inc.                                                                              1,516,536
            23,400    UST, Inc.                                                                                            1,326,312
                                                                                                                           4,083,408
Tools - Hand Held - 0.2%
             6,100    Snap-On, Inc.                                                                                          332,450
Toys - 1.2%
            23,400    Hasbro, Inc.                                                                                           739,674
            56,400    Mattel, Inc.                                                                                         1,596,120
                                                                                                                           2,335,794
Transportation - Railroad - 0.5%
            18,500    CSX Corp.                                                                                              798,645
             1,900    Union Pacific Corp.                                                                                    217,075
                                                                                                                           1,015,720
Transportation - Services - 0.1%
             1,300    C.H. Robinson Worldwide, Inc.                                                                           69,498
               400    FedEx Corp.                                                                                             42,176
             1,200    Ryder System, Inc.                                                                                      63,168
                                                                                                                             174,842
Web Portals/Internet Service Providers - 0.6%
             2,300    Google, Inc. - Class A*                                                                              1,084,174
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $171,620,995)                                                                                   191,029,468
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 0.5%
           957,778    Janus Institutional Cash Management Fund-Institutional Shares, 5.32% (cost $957,778)                   957,778
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $172,578,773) - 100%                                                                 $     191,987,246
------------------------------------------------------------------------------------------------------------------------------------

              Geographic Summary of Investments - (Long Positions)
                           April 30, 2007 (unaudited)

Country                                                  Value   % of Investment
                                                                      Securities
--------------------------------------------------------------------------------
Bermuda                                     $           79,616              0.0%
Netherlands                                             95,979              0.0%
United States ***                                  191,811,651            100.0%
--------------------------------------------------------------------------------
Total                                       $      191,987,246            100.0%
                                            ==================            =====

***   Includes Short-Term Securities (99.5% excluding Short-Term Securities).


Notes to Schedule of Investments (unaudited)


REIT              Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*                 Non-income-producing security.

Janus Adviser INTECH Risk-Managed Growth Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 97.7%
Advertising Agencies - 0.7%
           148,100    Interpublic Group of Companies, Inc.*                                                        $       1,877,908
            73,700    Omnicom Group, Inc.                                                                                  7,717,127
                                                                                                                           9,595,035
Advertising Sales - 0.3%
            61,500    Lamar Advertising Co.*                                                                               3,710,910
Aerospace and Defense - 1.8%
            74,200    Boeing Co.                                                                                           6,900,600
           132,900    Lockheed Martin Corp.                                                                               12,777,006
             4,700    Northrop Grumman Corp.                                                                                 346,108
            77,700    Raytheon Co.                                                                                         4,160,058
            12,100    Rockwell Collins, Inc.                                                                                 794,607
             7,100    Spirit Aerosystems Holdings, Inc.*                                                                     224,573
                                                                                                                          25,202,952
Aerospace and Defense - Equipment - 0.1%
            12,600    United Technologies Corp.                                                                              845,838
Agricultural Chemicals - 0%
               400    Monsanto Co.                                                                                            23,596
Airlines - 0.8%
           100,000    AMR Corp.*                                                                                           2,609,000
           166,200    Continental Airlines, Inc. - Class B*                                                                6,076,272
            28,500    Southwest Airlines Co.                                                                                 408,975
            57,000    US Airways Group, Inc.*                                                                              2,105,580
                                                                                                                          11,199,827
Apparel Manufacturers - 0.8%
            93,500    Coach, Inc.*                                                                                         4,565,605
            70,200    Hanesbrands, Inc.*                                                                                   1,866,618
            56,900    Polo Ralph Lauren Corp.                                                                              5,241,059
                                                                                                                          11,673,282
Applications Software - 2.3%
           165,700    Intuit, Inc.*                                                                                        4,714,165
           825,000    Microsoft Corp.                                                                                     24,700,500
            71,900    Salesforce.com, Inc.*                                                                                3,019,800
                                                                                                                          32,434,465
Athletic Footwear - 0.3%
            80,000    NIKE, Inc. - Class B                                                                                 4,308,800
Audio and Video Products - 0%
             3,900    Harman International Industries, Inc.                                                                  475,371
Automotive - Medium and Heavy Duty Trucks - 0.8%
           130,200    PACCAR, Inc.                                                                                        10,934,196
Automotive - Truck Parts and Equipment - Original - 0.2%
            27,500    Johnson Controls, Inc.                                                                               2,814,075
Batteries and Battery Systems - 0.5%
            80,600    Energizer Holdings, Inc.*                                                                            7,832,708
Beverages - Non-Alcoholic - 1.8%
           139,700    Coca-Cola Co.                                                                                        7,290,943
            29,900    Hansen Natural Corp.*                                                                                1,142,180
            45,100    Pepsi Bottling Group, Inc.                                                                           1,479,731
           236,300    PepsiCo, Inc.                                                                                       15,617,067
                                                                                                                          25,529,921
Beverages - Wine and Spirits - 0.1%
            22,100    Brown-Forman Corp. - Class B                                                                         1,412,853
Brewery - 0.7%
           192,400    Anheuser-Busch Companies, Inc.                                                                       9,464,156
Broadcast Services and Programming - 0.8%
             9,400    Discovery Holding Co. - Class A*                                                                       204,450
           237,400    Liberty Global, Inc. - Class A*                                                                      8,520,286
           100,000    Liberty Media Corp. - Interactive*                                                                   2,503,000
                                                                                                                          11,227,736
Building Products - Air and Heating - 0%
             8,600    American Standard Companies, Inc.                                                                      473,516
Cable Television - 3.5%
           189,200    Cablevision Systems New York Group - Class A*                                                        6,201,976
           582,500    Comcast Corp. - Class A*                                                                            15,529,450
           922,200    DIRECTV Group, Inc.*                                                                                21,985,248
           130,800    EchoStar Communications Corp. - Class A*                                                             6,086,124
                                                                                                                          49,802,798
Casino Hotels - 1.1%
            58,700    Las Vegas Sands Corp.*                                                                               5,000,653
            97,200    MGM Mirage*                                                                                          6,536,700
            37,900    Wynn Resorts, Ltd.*                                                                                  3,873,759
                                                                                                                          15,411,112
Casino Services - 1.0%
           357,000    International Game Technology                                                                       13,615,980
Cellular Telecommunications - 0.2%
            34,100    Leap Wireless International, Inc.*                                                                   2,602,853
             1,800    N.I.I. Holdings, Inc.*                                                                                 138,150
                                                                                                                           2,741,003
Chemicals - Diversified - 0.3%
            69,600    Celanese Corp. - Class A                                                                             2,308,632
            41,400    E.I. du Pont de Nemours and Co.                                                                      2,035,638
             5,500    PPG Industries, Inc.                                                                                   404,690
                                                                                                                           4,748,960
Chemicals - Specialty - 1.4%
            33,300    Cabot Corp.                                                                                          1,508,490
           223,100    Ecolab, Inc.                                                                                         9,591,069
           117,900    International Flavors & Fragrances, Inc.                                                             5,738,193
            75,900    Sigma-Aldrich Corp.                                                                                  3,193,872
                                                                                                                          20,031,624
Coatings and Paint Products - 0.5%
           103,400    Sherwin-Williams Co.                                                                                 6,593,818
Commercial Banks - 0.3%
           110,800    Synovus Financial Corp.                                                                              3,496,848
            31,200    TCF Financial Corp.                                                                                    844,896
                                                                                                                           4,341,744
Commercial Services - 0.9%
           140,600    Alliance Data Systems Corp.*                                                                         8,950,596
            10,800    Convergys Corp.*                                                                                       272,808
            72,300    Iron Mountain, Inc.*                                                                                 2,031,630
            50,600    Quanta Services, Inc.*                                                                               1,390,994
            46,600    ServiceMaster Co.                                                                                      717,174
                                                                                                                          13,363,202
Commercial Services - Finance - 0.3%
            55,900    Moody's Corp.                                                                                        3,696,108
            60,500    Western Union Co.                                                                                    1,273,525
                                                                                                                           4,969,633
Computer Services - 1.2%
            31,300    Ceridian Corp.*                                                                                      1,056,688
            93,300    Cognizant Technology Solutions Corp.*                                                                8,341,020
            49,200    DST Systems, Inc.*                                                                                   3,840,060
            74,300    FactSet Research Systems, Inc.                                                                       4,570,193
                                                                                                                          17,807,961
Computers - 1.5%
            53,900    Apple, Inc.*                                                                                         5,379,220
           300,300    Hewlett-Packard Co.                                                                                 12,654,642
            36,300    IBM Corp.                                                                                            3,710,223
                                                                                                                          21,744,085
Computers - Integrated Systems - 0.1%
            16,100    Diebold, Inc.                                                                                          767,487
Computers - Memory Devices - 0%
            16,400    Network Appliance, Inc.*                                                                               610,244
Computers - Peripheral Equipment - 0.5%
           134,600    Lexmark International Group, Inc. - Class A*                                                         7,335,700
Consulting Services - 0%
             9,000    Corporate Executive Board Co.                                                                          572,760
Consumer Products - Miscellaneous - 0.6%
            11,300    Jarden Corp.*                                                                                          476,182
           119,500    Kimberly-Clark Corp.                                                                                 8,504,815
                                                                                                                           8,980,997
Containers - Metal and Glass - 0.4%
           105,800    Crown Holdings, Inc.*                                                                                2,557,186
           113,800    Owens-Illinois, Inc.*                                                                                3,424,242
                                                                                                                           5,981,428
Containers - Paper and Plastic - 0.6%
           243,800    Pactiv Corp.*                                                                                        8,430,604
Cosmetics and Toiletries - 3.8%
            19,900    Alberto-Culver Co.                                                                                     483,371
            85,700    Avon Products, Inc.                                                                                  3,410,860
           263,900    Colgate-Palmolive Co.                                                                               17,876,586
            28,800    Estee Lauder Companies, Inc. - Class A                                                               1,480,896
           484,134    Procter & Gamble Co.                                                                                31,134,658
                                                                                                                          54,386,371
Data Processing and Management - 1.4%
            86,300    Automatic Data Processing, Inc.                                                                      3,862,788
             4,600    Dun & Bradstreet Corp.                                                                                 415,380
             5,000    Fidelity National Information Services, Inc.                                                           252,650
            14,000    First Data Corp.                                                                                       453,600
            93,800    Fiserv, Inc.*                                                                                        4,987,346
            19,600    MasterCard, Inc. - Class A                                                                           2,188,928
            35,900    Paychex, Inc.                                                                                        1,331,890
           112,000    SEI Investments Co.                                                                                  6,835,360
                                                                                                                          20,327,942
Dental Supplies and Equipment - 0.1%
            63,700    Dentsply International, Inc.                                                                         2,128,217
Diagnostic Equipment - 0%
            15,300    Cytyc Corp.*                                                                                           539,019
Diagnostic Kits - 0.1%
            11,800    IDEXX Laboratories, Inc.*                                                                            1,064,006
Disposable Medical Products - 0.3%
            45,300    C.R. Bard, Inc.                                                                                      3,765,789
Distribution/Wholesale - 0.1%
            17,500    CDW Corp.                                                                                            1,260,175
Diversified Operations - 2.6%
            33,600    Brink's Co.                                                                                          2,133,600
            19,800    Carlisle Companies, Inc.                                                                               815,364
            24,500    Danaher Corp.                                                                                        1,744,155
            22,000    Dover Corp.                                                                                          1,058,640
           858,700    General Electric Co.                                                                                31,651,682
             2,600    Parker Hannifin Corp.                                                                                  239,564
                                                                                                                          37,643,005
E-Commerce/Products - 0.3%
            48,100    Amazon.com, Inc.*                                                                                    2,949,973
            16,400    Nutri/System, Inc.*                                                                                  1,016,800
                                                                                                                           3,966,773
E-Commerce/Services - 0.6%
            30,300    eBay, Inc.*                                                                                          1,028,382
           186,100    Emdeon Corp.*                                                                                        3,003,654
            26,300    Expedia, Inc.*                                                                                         621,206
            93,300    IAC/InterActiveCorp*                                                                                 3,556,596
                                                                                                                           8,209,838
Electric - Generation - 0.5%
           293,100    AES Corp.*                                                                                           6,445,269
Electric - Integrated - 1.7%
           172,200    Allegheny Energy, Inc.*                                                                              9,205,812
            33,300    Constellation Energy Group, Inc.                                                                     2,967,696
           100,200    Exelon Corp.                                                                                         7,556,082
            72,900    TXU Corp.                                                                                            4,780,782
                                                                                                                          24,510,372
Electric Products - Miscellaneous - 0.3%
            90,600    Emerson Electric Co.                                                                                 4,257,294
            16,600    Molex, Inc.                                                                                            496,008
                                                                                                                           4,753,302
Electronic Components - Miscellaneous - 0%
            21,600    Gentex Corp.                                                                                           384,480
Electronic Components - Semiconductors - 0.6%
           108,800    Intel Corp.                                                                                          2,339,200
           348,580    LSI Corp.*                                                                                           2,962,930
            16,700    MEMC Electronic Materials, Inc.*                                                                       916,496
            54,500    NVIDIA Corp.*                                                                                        1,792,505
            20,300    QLogic Corp.*                                                                                          362,964
                                                                                                                           8,374,095
Electronic Connectors - 0.2%
            61,800    Amphenol Corp. - Class A                                                                             2,169,798
Electronic Forms - 0%
             9,978    Adobe Systems, Inc.*                                                                                   414,686
Electronic Measuring Instruments - 0.1%
            35,900    Trimble Navigation, Ltd.*                                                                            1,029,612
Electronic Parts Distributors - 0.2%
            64,600    Avnet, Inc.*                                                                                         2,642,140
Energy - Alternate Sources - 0.2%
           114,800    Covanta Holding Corp.*                                                                               2,817,192
Engines - Internal Combustion - 0.3%
            52,400    Cummins, Inc.                                                                                        4,829,184
Enterprise Software/Services - 1.7%
           130,100    BEA Systems, Inc.*                                                                                   1,533,879
           353,900    BMC Software, Inc.*                                                                                 11,455,743
           578,044    Oracle Corp.*                                                                                       10,867,227
                                                                                                                          23,856,849
Entertainment Software - 0.2%
            98,100    Activision, Inc.*                                                                                    1,962,000
             5,800    Electronic Arts, Inc.*                                                                                 292,378
                                                                                                                           2,254,378
Fiduciary Banks - 0.5%
            12,800    Mellon Financial Corp.                                                                                 549,504
            61,800    Northern Trust Corp.                                                                                 3,890,310
            34,600    State Street Corp.                                                                                   2,382,902
                                                                                                                           6,822,716
Filtration and Separations Products - 0%
             7,600    Pall Corp.                                                                                             318,820
Finance - Consumer Loans - 0.2%
            81,600    First Marblehead Corp.                                                                               2,958,000
Finance - Credit Card - 0%
             8,300    American Express Co.                                                                                   503,561
Finance - Investment Bankers/Brokers - 1.7%
            65,400    Goldman Sachs Group, Inc.                                                                           14,297,094
            23,300    Merrill Lynch & Company, Inc.                                                                        2,102,359
            86,300    Morgan Stanley Co.                                                                                   7,250,063
                                                                                                                          23,649,516
Finance - Mortgage Loan Banker - 0.2%
            38,600    Freddie Mac                                                                                          2,500,508
Finance - Other Services - 2.3%
            25,025    Broadridge Financial Solutions, Inc.*                                                                  501,501
            33,600    CBOT Holdings, Inc. - Class A*                                                                       6,339,312
            26,900    Chicago Mercantile Exchange Holdings, Inc.                                                          13,900,575
            88,700    IntercontinentalExchange, Inc.*                                                                     11,264,900
            11,300    NYSE Euronext*                                                                                         952,929
                                                                                                                          32,959,217
Financial Guarantee Insurance - 0%
             1,100    Ambac Financial Group, Inc.                                                                            100,980
Food - Confectionary - 0.3%
            68,600    Wm. Wrigley Jr. Co.                                                                                  4,039,168
Food - Diversified - 2.7%
           219,100    Campbell Soup Co.                                                                                    8,566,810
            71,800    General Mills, Inc.                                                                                  4,300,820
           211,300    H.J. Heinz Co.                                                                                       9,954,343
           183,000    Kellogg Co.                                                                                          9,682,530
           168,400    McCormick & Company, Inc.                                                                            6,251,008
                                                                                                                          38,755,511
Food - Retail - 0.3%
           125,500    Kroger Co.                                                                                           3,703,505
Food - Wholesale/Distribution - 0.3%
           128,300    Sysco Corp.                                                                                          4,200,542
Hazardous Waste Disposal - 0.2%
            34,400    Stericycle, Inc.*                                                                                    2,997,616
Health Care Cost Containment - 0.1%
            30,100    McKesson Corp.                                                                                       1,770,783
Home Decoration Products - 0.2%
            75,000    Newell Rubbermaid, Inc.                                                                              2,300,250
Hospital Beds and Equipment - 0.4%
            31,300    Hillenbrand Industries, Inc.                                                                         1,913,995
            81,000    Kinetic Concepts, Inc.*                                                                              4,050,000
                                                                                                                           5,963,995
Hotels and Motels - 0.5%
           100,500    Hilton Hotels Corp.                                                                                  3,417,000
            82,000    Marriott International, Inc. - Class A                                                               3,707,220
                                                                                                                           7,124,220
Human Resources - 0.5%
            85,200    Manpower, Inc.                                                                                       6,837,300
Independent Power Producer - 0.3%
            47,200    NRG Energy, Inc.*                                                                                    3,726,912
Industrial Gases - 0%
             1,200    Air Products and Chemicals, Inc.                                                                        91,800
Instruments - Controls - 0.4%
            51,600    Mettler-Toledo International, Inc.*                                                                  5,037,192
Instruments - Scientific - 1.0%
           193,900    Applera Corp. - Applied Biosystems Group                                                             6,057,436
           143,400    Thermo Electron Corp.*                                                                               7,465,404
            19,500    Waters Corp.*                                                                                        1,158,885
                                                                                                                          14,681,725
Insurance Brokers - 0%
             2,600    Brown & Brown, Inc.                                                                                     66,950
Internet Infrastructure Software - 0.9%
           295,300    Akamai Technologies, Inc.*                                                                          13,016,824
Internet Security - 0.7%
           127,600    McAfee, Inc.*                                                                                        4,145,724
           370,100    Symantec Corp.*                                                                                      6,513,760
                                                                                                                          10,659,484
Investment Management and Advisory Services - 0.7%
             6,400    BlackRock, Inc.                                                                                        958,080
            17,400    Eaton Vance Corp.                                                                                      665,028
            35,300    Franklin Resources, Inc.                                                                             4,635,243
            13,900    Nuveen Investments - Class A                                                                           740,870
            55,200    T. Rowe Price Group, Inc.                                                                            2,742,336
                                                                                                                           9,741,557
Life and Health Insurance - 0.2%
            39,300    AFLAC, Inc.                                                                                          2,017,662
            19,000    Principal Financial Group, Inc.                                                                      1,206,310
                                                                                                                           3,223,972
Machine Tools and Related Products - 0.1%
            29,200    Lincoln Electric Holdings, Inc.                                                                      1,860,916
Machinery - Construction and Mining - 0.3%
            59,500    Terex Corp.*                                                                                         4,632,075
Machinery - Farm - 0%
             6,400    AGCO Corp.*                                                                                            267,072
Machinery - General Industrial - 0.2%
             3,800    Gardner Denver Machinery, Inc.*                                                                        143,640
            31,100    Manitowoc Company, Inc.                                                                              2,121,953
                                                                                                                           2,265,593
Medical - Biomedical and Genetic - 1.0%
             3,976    Amgen, Inc.*                                                                                           255,021
           194,100    Celgene Corp.*                                                                                      11,871,156
             6,000    Genentech, Inc.*                                                                                       479,940
             4,800    Genzyme Corp.*                                                                                         313,488
           116,200    Millennium Pharmaceuticals, Inc.*                                                                    1,287,496
                                                                                                                          14,207,101
Medical - Drugs - 4.7%
           119,600    Abbott Laboratories                                                                                  6,771,752
           113,433    Allergan, Inc.                                                                                      13,748,080
            33,400    Bristol-Myers Squibb Co.                                                                               963,924
             4,600    Cephalon, Inc.*                                                                                        366,206
             2,900    Eli Lilly and Co.                                                                                      171,477
           129,500    Forest Laboratories, Inc.*                                                                           6,890,695
           480,200    Merck & Company, Inc.                                                                               24,701,487
           292,900    Schering-Plough Corp.                                                                                9,293,717
             6,000    Sepracor, Inc.*                                                                                        322,080
            53,800    Wyeth                                                                                                2,985,900
                                                                                                                          66,215,318
Medical - HMO - 0.9%
            25,000    Health Net, Inc.*                                                                                    1,351,500
            69,400    Humana, Inc.*                                                                                        4,388,856
            30,160    UnitedHealth Group, Inc.                                                                             1,600,290
            56,500    WellCare Health Plans, Inc.*                                                                         4,553,334
             7,416    WellPoint, Inc.*                                                                                       585,642
                                                                                                                          12,479,622
Medical - Hospitals - 0.2%
            33,700    LifePoint Hospitals, Inc.*                                                                           1,230,387
            11,500    Triad Hospitals, Inc.*                                                                                 611,110
            12,300    Universal Health Services, Inc. - Class B                                                              746,856
                                                                                                                           2,588,353
Medical - Nursing Homes - 0.5%
           103,000    Manor Care, Inc.                                                                                     6,683,670
Medical - Wholesale Drug Distributors - 0.1%
            16,100    Cardinal Health, Inc.                                                                                1,126,195
Medical Information Systems - 0.2%
            31,400    Cerner Corp.*                                                                                        1,671,736
            35,100    IMS Health, Inc.                                                                                     1,029,483
                                                                                                                           2,701,219
Medical Instruments - 0.2%
            25,000    Edwards Lifesciences Corp.*                                                                          1,225,000
            22,600    Medtronic, Inc.                                                                                      1,196,218
                                                                                                                           2,421,218
Medical Labs and Testing Services - 1.0%
            23,400    Covance, Inc.*                                                                                       1,415,700
           169,300    Laboratory Corporation of America Holdings*                                                         13,364,542
             1,500    Quest Diagnostics, Inc.                                                                                 73,335
                                                                                                                          14,853,577
Medical Products - 3.3%
           209,400    Baxter International, Inc.                                                                          11,858,322
            54,700    Becton, Dickinson and Co.                                                                            4,304,343
            24,800    Biomet, Inc.                                                                                         1,071,360
            21,900    Henry Schein, Inc.*                                                                                  1,141,647
           243,600    Johnson & Johnson                                                                                   15,643,992
           121,900    Stryker Corp.                                                                                        7,916,186
            49,300    Zimmer Holdings, Inc.*                                                                               4,460,664
                                                                                                                          46,396,514
Metal Processors and Fabricators - 0.4%
            60,600    Precision Castparts Corp.                                                                            6,309,066
Motorcycle and Motor Scooter Manufacturing - 1.0%
           218,400    Harley-Davidson, Inc.                                                                               13,829,088
Multi-Line Insurance - 0.3%
            51,800    American International Group, Inc.                                                                   3,621,338
Multimedia - 2.8%
            45,700    E.W. Scripps Co. - Class A                                                                           1,978,810
           128,000    McGraw-Hill Companies, Inc.                                                                          8,387,840
            21,100    Meredith Corp.                                                                                       1,222,112
           648,100    News Corporation, Inc. - Class A                                                                    14,510,959
           261,300    Time Warner, Inc.                                                                                    5,390,619
           259,490    Walt Disney Co.                                                                                      9,076,960
                                                                                                                          40,567,300
Music - 0%
             7,300    Warner Music Group Corp.                                                                               125,560
Networking Products - 0.6%
           323,600    Cisco Systems, Inc.*                                                                                 8,653,064
            22,900    Juniper Networks, Inc.*                                                                                512,044
                                                                                                                           9,165,108
Non-Ferrous Metals - 0%
            15,700    Titanium Metals Corp.*                                                                                 542,121
Non-Hazardous Waste Disposal - 0.2%
            10,500    Republic Services, Inc.                                                                                293,265
            74,300    Waste Management, Inc.                                                                               2,779,563
                                                                                                                           3,072,828
Office Automation and Equipment - 0.2%
            66,600    Pitney Bowes, Inc.                                                                                   3,196,800
Oil - Field Services - 0.3%
             6,300    Baker Hughes, Inc.                                                                                     506,457
            71,000    Oceaneering International, Inc.*                                                                     3,375,340
                                                                                                                           3,881,797
Oil Companies - Exploration and Production - 0.3%
            25,300    Plains Exploration & Production Co.*                                                                 1,188,847
             9,400    Range Resources Corp.                                                                                  343,570
            34,200    Southwestern Energy Co.*                                                                             1,436,400
            12,800    XTO Energy, Inc.                                                                                       694,656
                                                                                                                           3,663,473
Oil Companies - Integrated - 0.5%
            83,300    Exxon Mobil Corp.                                                                                    6,612,354
Oil Field Machinery and Equipment - 0.3%
            31,900    Cameron International Corp.*                                                                         2,059,783
            26,700    FMC Technologies, Inc.*                                                                              1,892,496
                                                                                                                           3,952,279
Oil Refining and Marketing - 0.4%
             7,500    Frontier Oil Corp.                                                                                     264,975
            79,000    Holly Corp.                                                                                          5,024,400
                                                                                                                           5,289,375
Optical Supplies - 0%
             6,100    Bausch & Lomb, Inc.                                                                                    358,863
Pharmacy Services - 0.4%
               600    Express Scripts, Inc. - Class A*                                                                        57,330
            70,783    Medco Health Solutions, Inc.*                                                                        5,522,490
                                                                                                                           5,579,820
Pipelines - 1.3%
            13,600    El Paso Corp.                                                                                          204,000
           133,500    Equitable Resources, Inc.                                                                            6,943,335
            52,600    Kinder Morgan, Inc.                                                                                  5,605,056
            32,400    Questar Corp.                                                                                        3,147,012
            85,200    Williams Companies, Inc.                                                                             2,513,400
                                                                                                                          18,412,803
Private Corrections - 0.3%
            73,050    Corrections Corporation of America*                                                                  4,149,240
Property and Casualty Insurance - 0.4%
             3,200    Markel Corp.*                                                                                        1,468,512
            78,400    Philadelphia Consolidated Holding Corp.*                                                             3,402,560
            10,100    Progressive Corp.                                                                                      233,007
                                                                                                                           5,104,079
Publishing - Books - 0.1%
            32,700    John Wiley & Sons, Inc. - Class A                                                                    1,224,615
Real Estate Management/Services - 0.4%
            86,300    CB Richard Ellis Group, Inc.*                                                                        2,921,255
            30,000    Jones Lang LaSalle, Inc.                                                                             3,224,700
                                                                                                                           6,145,955
Real Estate Operating/Development - 0.6%
           127,800    Forest City Enterprises, Inc. - Class A                                                              8,538,318
REIT - Apartments - 0.4%
            20,700    Essex Property Trust, Inc.                                                                           2,667,402
            96,700    UDR, Inc.                                                                                            2,904,868
                                                                                                                           5,572,270
REIT - Health Care - 0.3%
           116,400    Ventas, Inc.                                                                                         4,907,424
REIT - Mortgages - 0.1%
            31,400    CapitalSource, Inc.                                                                                    809,178
REIT - Office Property - 0.9%
             4,400    Kilroy Realty Corp.                                                                                    334,092
            87,300    SL Green Realty Corp.                                                                               12,300,570
                                                                                                                          12,634,662
REIT - Regional Malls - 0.7%
            28,600    General Growth Properties, Inc.                                                                      1,826,110
            25,000    Macerich Co.                                                                                         2,378,000
            29,100    Simon Property Group, Inc.                                                                           3,354,648
            45,500    Taubman Centers, Inc.                                                                                2,550,275
                                                                                                                          10,109,033
REIT - Shopping Centers - 0.4%
            45,400    Developers Diversified Realty Corp.                                                                  2,955,540
            21,400    Federal Realty Investment Trust                                                                      1,929,638
            28,500    Weingarten Realty Investors                                                                          1,364,010
                                                                                                                           6,249,188
REIT - Storage - 0.2%
            25,658    Public Storage, Inc.                                                                                 2,394,405
Rental Auto/Equipment - 0%
             9,500    Hertz Global Holdings, Inc.*                                                                           189,050
Research and Development - 0%
            10,000    Pharmaceutical Product Development, Inc.                                                               360,700
Respiratory Products - 0.2%
            11,200    ResMed, Inc.*                                                                                          473,312
            43,700    Respironics, Inc.*                                                                                   1,781,212
                                                                                                                           2,254,524
Retail - Apparel and Shoe - 1.3%
            27,100    Abercrombie & Fitch Co. - Class A                                                                    2,212,986
           329,900    American Eagle Outfitters, Inc.                                                                      9,722,153
             3,700    AnnTaylor Stores Corp.*                                                                                142,376
             9,900    Gap, Inc.                                                                                              177,705
            74,300    Limited, Inc.                                                                                        2,048,451
            42,400    Nordstrom, Inc.                                                                                      2,328,608
            12,500    Ross Stores, Inc.                                                                                      414,375
            59,900    Urban Outfitters, Inc.*                                                                              1,543,024
                                                                                                                          18,589,678
Retail - Auto Parts - 0.3%
            27,000    AutoZone, Inc.*                                                                                      3,592,080
Retail - Automobile - 0.6%
           344,700    CarMax, Inc.*                                                                                        8,589,924
            11,500    Copart, Inc.*                                                                                          333,270
                                                                                                                           8,923,194
Retail - Bedding - 0.1%
            31,600    Bed Bath & Beyond, Inc.*                                                                             1,287,384
Retail - Computer Equipment - 0.2%
            98,200    GameStop Corp. - Class A*                                                                            3,257,294
Retail - Consumer Electronics - 0.3%
            11,400    Circuit City Stores, Inc.                                                                              198,930
           128,500    RadioShack Corp.                                                                                     3,735,495
                                                                                                                           3,934,425
Retail - Discount - 0.8%
            12,500    Costco Wholesale Corp.                                                                                 669,625
            28,800    Dollar General Corp.                                                                                   614,880
             9,900    Dollar Tree Stores, Inc.*                                                                              389,268
            45,300    Family Dollar Stores, Inc.                                                                           1,442,352
            65,700    Target Corp.                                                                                         3,900,609
           151,400    TJX Companies, Inc.                                                                                  4,222,546
                                                                                                                          11,239,280
Retail - Drug Store - 0.3%
           106,246    CVS/Caremark Corp.                                                                                   3,850,355
             3,200    Walgreen Co.                                                                                           140,480
                                                                                                                           3,990,835
Retail - Jewelry - 0.1%
            18,600    Tiffany & Co.                                                                                          887,034
Retail - Major Department Stores - 0.4%
            73,100    J.C. Penney Company, Inc.                                                                            5,781,479
Retail - Office Supplies - 0.1%
            22,500    Office Depot, Inc.*                                                                                    756,450
Retail - Regional Department Stores - 1.0%
            16,600    Federated Department Stores, Inc.                                                                      729,072
           192,200    Kohl's Corp.*                                                                                       14,230,488
                                                                                                                          14,959,560
Retail - Restaurants - 0.5%
            66,000    Brinker International, Inc.                                                                          2,052,600
            25,000    Starbucks Corp.*                                                                                       775,500
            41,059    Tim Hortons, Inc.                                                                                    1,294,590
            32,700    Wendy's International, Inc.                                                                          1,232,790
            19,000    Yum! Brands, Inc.                                                                                    1,175,340
                                                                                                                           6,530,820
Retail - Sporting Goods - 0.2%
            56,600    Dick's Sporting Goods, Inc.*                                                                         3,174,694
Rubber - Tires - 0.6%
           250,700    Goodyear Tire & Rubber Co.*                                                                          8,338,282
Savings/Loan/Thrifts - 0.6%
           266,200    Hudson City Bancorp, Inc.                                                                            3,545,784
           238,140    People's United Financial, Inc.                                                                      4,741,367
                                                                                                                           8,287,151
Schools - 0.4%
            45,900    ITT Educational Services, Inc.*                                                                      4,461,939
            11,400    Laureate Education, Inc.*                                                                              673,170
                                                                                                                           5,135,109
Semiconductor Components/Integrated Circuits - 0%
            29,400    Integrated Device Technology, Inc.*                                                                    440,412
Semiconductor Equipment - 0.2%
             7,000    Lam Research Corp.*                                                                                    376,460
            75,500    Novellus Systems, Inc.*                                                                              2,443,935
                                                                                                                           2,820,395
Soap and Cleaning Preparations - 0.3%
            77,700    Church & Dwight Company, Inc.                                                                        3,941,721
Steel - Specialty - 0.5%
            62,600    Allegheny Technologies, Inc.                                                                         6,859,708
Super-Regional Banks - 0.4%
           160,500    Wells Fargo & Co.                                                                                    5,760,345
Telecommunication Equipment - 0%
            30,300    Avaya, Inc.*                                                                                           391,476
Telephone - Integrated - 0.6%
           188,300    Citizens Communications Co.                                                                          2,931,831
           110,900    Telephone and Data Systems, Inc.                                                                     6,315,755
                                                                                                                           9,247,586
Therapeutics - 0.4%
            67,300    Gilead Sciences, Inc.*                                                                               5,499,756
Tobacco - 1.5%
           164,000    Altria Group, Inc.                                                                                  11,302,880
           165,800    UST, Inc.                                                                                            9,397,544
                                                                                                                          20,700,424
Tools - Hand Held - 0%
            13,700    Snap-On, Inc.                                                                                          746,650
Transactional Software - 0.1%
            60,000    VeriFone Holdings, Inc.*                                                                             2,117,400
Transportation - Railroad - 0.2%
            46,800    CSX Corp.                                                                                            2,020,356
            16,100    Kansas City Southern*                                                                                  598,115
             1,700    Norfolk Southern Corp.                                                                                  90,508
             7,700    Union Pacific Corp.                                                                                    879,725
                                                                                                                           3,588,704
Transportation - Services - 0.5%
            42,100    C.H. Robinson Worldwide, Inc.                                                                        2,250,666
            34,100    Expeditors International of Washington, Inc.                                                         1,425,380
            16,000    FedEx Corp.                                                                                          1,687,040
            24,900    United Parcel Service, Inc. - Class B                                                                1,753,707
                                                                                                                           7,116,793
Veterinary Diagnostics - 0.4%
           145,200    VCA Antech, Inc.*                                                                                    5,725,236
Water Treatment Services - 0.1%
            52,300    Nalco Holding Co.                                                                                    1,390,134
Web Portals/Internet Service Providers - 1.0%
            31,300    Google, Inc. - Class A*                                                                             14,754,194
Wireless Equipment - 0.7%
           128,429    American Tower Corp. - Class A*                                                                      4,880,302
           143,600    Crown Castle International Corp.*                                                                    4,931,224
            11,500    SBA Communications Corp. - Class A*                                                                    338,330
                                                                                                                          10,149,856
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $1,255,796,853)                                                                               1,389,972,089
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 2.2%
        29,947,233    Janus Institutional Cash Management Fund - Institutional Shares, 5.32%                              29,947,233
           764,100    Janus Institutional Money Market Fund - Institutional Shares, 5.26%                                    764,100
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $30,711,333)                                                                                    30,711,333
------------------------------------------------------------------------------------------------------------------------------------
Short-Term U.S. Treasury Bill - 0.1%
         2,000,000    U.S. Treasury Bill, 0%, 6/21/07 **
                         (amortized cost $1,986,046)                                                                       1,986,046

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $1,288,494,232) - 100%                                                               $   1,422,669,468
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                           April 30, 2007 (unaudited)

Country                                                Value    % of Investment
                                                                     Securities
--------------------------------------------------------------------------------
United States***                          $    1,422,669,468             100.0%
--------------------------------------------------------------------------------
Total                                     $    1,422,669,468             100.0%
                                          ==================             =====

*** Includes Short-Term Securities and Other Securities (97.7% excluding Short-Term Securities and Other Securities).


Schedule of Futures Contracts
As of April 30, 2007 (unaudited)

Financial Futures - Long
--------------------------------------------------------------------------------
288 Contracts  S&P 500(R) (E-mini)
                  expires June 2007, principal
                  amount $20,879,858, value $21,432,960
                  cumulative appreciation  .............................$553,102
--------------------------------------------------------------------------------


Notes to Schedule of Investments (unaudited)

REIT              Real Estate Investment Trust


*                 Non-income-producing security.

** A portion of this holding has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, short sales, option contracts, and/or securities with extended settlement dates.


Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of April 30, 2007 are noted below.

Fund                                                            Aggregate Value
--------------------------------------------------------------------------------
Janus Adviser INTECH Risk-Managed Growth Fund                   $     1,986,046

Janus Adviser INTECH Risk-Managed Value Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                    Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 98.1%
Aerospace and Defense - 1.0%
             2,400    General Dynamics Corp.                                                                      $          188,400
               700    Northrop Grumman Corp.                                                                                  51,548
             3,400    Raytheon Co.                                                                                           182,036
                                                                                                                             421,984
Aerospace and Defense - Equipment - 0.1%
               400    United Technologies Corp.                                                                               26,852
Agricultural Chemicals - 0.2%
             3,400    Mosaic Co.*                                                                                            100,300
Agricultural Operations - 0.6%
             6,300    Archer-Daniels-Midland Co.                                                                             243,810
Airlines - 0.1%
             1,600    AMR Corp.*                                                                                              41,744
               400    UAL Corp.*                                                                                              13,360
                                                                                                                              55,104
Apparel Manufacturers - 0.8%
               800    Jones Apparel Group, Inc.                                                                               26,712
               200    Liz Claiborne, Inc.                                                                                      8,944
             3,500    VF Corp.                                                                                               307,335
                                                                                                                             342,991
Automotive - Cars and Light Trucks - 0.4%
             6,000    General Motors Corp.                                                                                   187,380
Automotive - Medium and Heavy Duty Trucks - 0.3%
             1,700    PACCAR, Inc.                                                                                           142,766
Automotive - Truck Parts and Equipment - Original - 0.7%
             1,600    Autoliv, Inc.                                                                                           93,040
             2,000    Johnson Controls, Inc.                                                                                 204,660
                                                                                                                             297,700
Batteries and Battery Systems - 0.1%
               500    Energizer Holdings, Inc.*                                                                               48,590
Beverages - Non-Alcoholic - 0.6%
             2,900    Coca-Cola Co.                                                                                          151,351
             2,300    Coca-Cola Enterprises, Inc.                                                                             50,462
             1,900    Pepsi Bottling Group, Inc.                                                                              62,339
                                                                                                                             264,152
Brewery - 0.4%
             2,400    Anheuser-Busch Companies, Inc.                                                                         118,056
               500    Molson Coors Brewing Co. - Class B                                                                      47,140
                                                                                                                             165,196
Broadcast Services and Programming - 1.3%
               600    Clear Channel Communications, Inc.                                                                      21,258
             4,600    Liberty Global, Inc. - Class A*                                                                        165,094
             3,100    Liberty Media Corp. - Capital*                                                                         350,207
                                                                                                                             536,559
Cable Television - 1.2%
             4,800    Cablevision Systems New York Group - Class A*                                                          157,344
            13,250    Comcast Corp. - Class A*                                                                               353,245
                                                                                                                             510,589
Casino Hotels - 0%
               100    Harrah's Entertainment, Inc.                                                                             8,530
Cellular Telecommunications - 0.2%
             1,200    Leap Wireless International, Inc.*                                                                      91,596
Chemicals - Diversified - 0.5%
             1,100    Celanese Corp. - Class A                                                                                36,487
               900    E.I. du Pont de Nemours and Co.                                                                         44,253
               700    FMC Corp.                                                                                               53,851
             1,800    Lyondell Chemical Co.                                                                                   56,016
               300    PPG Industries, Inc.                                                                                    22,074
                                                                                                                             212,681
Chemicals - Specialty - 0.8%
             3,400    Albemarle Corp.                                                                                        144,330
               500    Ashland, Inc.                                                                                           29,975
               700    Cabot Corp.                                                                                             31,710
               200    Cytec Industries, Inc.                                                                                  10,980
               100    Eastman Chemical Co.                                                                                     6,770
             1,300    International Flavors & Fragrances, Inc.                                                                63,271
               200    Lubrizol Corp.                                                                                          11,988
             1,300    Sigma-Aldrich Corp.                                                                                     54,704
                                                                                                                             353,728
Coatings and Paint Products - 0.3%
               300    RPM International, Inc.                                                                                  6,381
             1,600    Sherwin-Williams Co.                                                                                   102,032
                                                                                                                             108,413
Commercial Banks - 1.7%
               400    BancorpSouth, Inc.                                                                                       9,828
             3,300    BB&T Corp.                                                                                             137,345
               600    Colonial BancGroup, Inc.                                                                                14,436
             1,900    Compass Bancshares, Inc.                                                                               129,542
               100    Cullen/Frost Bankers, Inc.                                                                               5,117
             1,200    M&T Bank Corp.                                                                                         133,608
               200    Marshall & Ilsley Corp.                                                                                  9,604
             3,597    Regions Financial Corp.                                                                                126,219
             4,110    Valley National Bancorp                                                                                104,271
               600    Whitney Holding Corp.                                                                                   18,462
               400    Zions Bancorporation                                                                                    32,720
                                                                                                                             721,152
Commercial Services - 0.5%
             6,000    Convergys Corp.*                                                                                       151,560
             1,500    Quanta Services, Inc.*                                                                                  41,235
                                                                                                                             192,795
Computers - 0.8%
             7,600    Hewlett-Packard Co.                                                                                    320,264
               200    IBM Corp.                                                                                               20,442
                                                                                                                             340,706
Computers - Integrated Systems - 0%
               100    Diebold, Inc.                                                                                            4,767
               200    NCR Corp.*                                                                                              10,080
                                                                                                                              14,847
Computers - Peripheral Equipment - 0.2%
             1,200    Lexmark International Group, Inc. - Class A*                                                            65,400
Consumer Products - Miscellaneous - 0.5%
               900    Clorox Co.                                                                                              60,372
               700    Jarden Corp.*                                                                                           29,498
             1,700    Kimberly-Clark Corp.                                                                                   120,989
                                                                                                                             210,859
Containers - Paper and Plastic - 0.6%
             2,900    Bemis Company, Inc.                                                                                     96,338
             3,500    Sonoco Products Co.                                                                                    149,240
                                                                                                                             245,578
Cosmetics and Toiletries - 2.7%
             2,500    Alberto-Culver Co.                                                                                      60,725
             2,300    Colgate-Palmolive Co.                                                                                  155,802
            14,100    Procter & Gamble Co.                                                                                   906,771
                                                                                                                           1,123,298
Data Processing and Management - 0%
               159    Fidelity National Information Services, Inc.                                                             8,034
Distribution/Wholesale - 0.1%
               700    Genuine Parts Co.                                                                                       34,587
Diversified Operations - 3.6%
               100    Brink's Co.                                                                                              6,350
               100    Eaton Corp.                                                                                              8,921
            37,900    General Electric Co.                                                                                 1,396,994
               100    Honeywell International, Inc.                                                                            5,418
               200    Leggett & Platt, Inc.                                                                                    4,704
               600    Leucadia National Corp.                                                                                 18,084
               900    SPX Corp.                                                                                               63,792
                                                                                                                           1,504,263
E-Commerce/Services - 0.3%
               400    Expedia, Inc.*                                                                                           9,448
             1,400    IAC/InterActiveCorp*                                                                                    53,368
             2,400    Liberty Media Corp. - Interactive*                                                                      60,072
                                                                                                                             122,888
Electric - Integrated - 7.0%
             3,900    Alliant Energy Corp.                                                                                   170,820
               200    Ameren Corp.                                                                                            10,514
             1,900    American Electric Power Company, Inc.                                                                   95,418
             7,900    CenterPoint Energy, Inc.                                                                               148,757
             1,500    CMS Energy Corp.                                                                                        27,780
               700    Consolidated Edison, Inc.                                                                               35,882
               500    Constellation Energy Group, Inc.                                                                        44,560
               700    Dominion Resources, Inc.                                                                                63,840
               300    DPL, Inc.                                                                                                9,405
               600    DTE Energy Co.                                                                                          30,354
             1,224    Duke Energy Corp.                                                                                       25,116
               200    Edison International                                                                                    10,470
             1,400    Entergy Corp.                                                                                          158,396
             2,500    Exelon Corp.                                                                                           188,525
             3,800    FirstEnergy Corp.                                                                                      260,073
             2,900    FPL Group, Inc.                                                                                        186,673
             1,800    Great Plains Energy, Inc.                                                                               58,752
             1,500    MDU Resources Group, Inc.                                                                               45,450
             6,700    Northeast Utilities Co.                                                                                215,539
             3,700    NSTAR                                                                                                  132,830
             4,400    OGE Energy Corp.                                                                                       169,136
               400    Pepco Holdings, Inc.                                                                                    11,808
             3,900    PG&E Corp.                                                                                             197,340
             3,600    Pinnacle West Capital Corp.                                                                            173,844
             1,300    PPL Corp.                                                                                               56,693
               700    Public Service Enterprise Group, Inc.                                                                   60,515
             3,200    Puget Energy, Inc.                                                                                      82,624
               300    SCANA Corp.                                                                                             13,059
             1,200    Sierra Pacific Resources*                                                                               21,912
             1,100    Southern Co.                                                                                            41,569
               300    Wisconsin Energy Corp.                                                                                  14,637
             7,800    Xcel Energy, Inc.                                                                                      187,902
                                                                                                                           2,950,193
Electronic Design Automation - 0.1%
               900    Synopsys, Inc.*                                                                                         24,894
Electronic Parts Distributors - 0%
               400    Avnet, Inc.*                                                                                            16,360
Engines - Internal Combustion - 0.1%
               600    Cummins, Inc.                                                                                           55,296
Fiduciary Banks - 0.3%
             2,000    Bank of New York Company, Inc.                                                                          80,960
               500    Mellon Financial Corp.                                                                                  21,465
               400    Wilmington Trust Corp.                                                                                  16,184
                                                                                                                             118,609
Filtration and Separations Products - 0%
               200    Pall Corp.                                                                                               8,390
Finance - Investment Bankers/Brokers - 7.4%
             2,200    A.G. Edwards, Inc.                                                                                     159,390
             1,000    Bear Stearns Companies, Inc.                                                                           155,700
            19,900    Citigroup, Inc.                                                                                      1,067,039
             1,900    Goldman Sachs Group, Inc.                                                                              415,359
               100    Jefferies Group, Inc.                                                                                    3,170
            13,800    JP Morgan Chase & Co.                                                                                  718,980
             2,000    Lehman Brothers Holdings, Inc.                                                                         150,560
             2,200    Merrill Lynch & Company, Inc.                                                                          198,506
             3,200    Morgan Stanley Co.                                                                                     268,832
                                                                                                                           3,137,536
Finance - Mortgage Loan Banker - 0.4%
               300    Countrywide Financial Corp.                                                                             11,124
             2,500    Fannie Mae                                                                                             147,300
               100    Freddie Mac                                                                                              6,478
               300    IndyMac Bancorp, Inc.                                                                                    9,072
                                                                                                                             173,974
Finance - Other Services - 0.1%
               600    NYSE Euronext*                                                                                          50,598
Financial Guarantee Insurance - 0.5%
             1,600    Ambac Financial Group, Inc.                                                                            146,880
               100    MBIA, Inc.                                                                                               6,956
               500    PMI Group, Inc.                                                                                         24,235
               300    Radian Group, Inc.                                                                                      17,433
                                                                                                                             195,504
Food - Canned - 0%
             1,300    Del Monte Foods Co.                                                                                     15,080
Food - Confectionary - 0.3%
             2,000    J.M. Smucker Co.                                                                                       111,640
Food - Dairy Products - 0.1%
               800    Dean Foods Co.*                                                                                         29,144
Food - Diversified - 2.9%
             4,500    Campbell Soup Co.                                                                                      175,950
             7,000    ConAgra Foods, Inc.                                                                                    172,060
             3,000    Corn Products International, Inc.                                                                      119,460
             2,900    General Mills, Inc.                                                                                    173,710
             5,600    H.J. Heinz Co.                                                                                         263,816
             2,200    Kellogg Co.                                                                                            116,402
             5,252    Kraft Foods, Inc. - Class A                                                                            175,784
             1,000    McCormick & Company, Inc.                                                                               37,120
                                                                                                                           1,234,302
Food - Meat Products - 0.3%
             2,000    Hormel Foods Corp.                                                                                      76,180
             2,700    Tyson Foods, Inc. - Class A                                                                             56,592
                                                                                                                             132,772
Food - Retail - 1.1%
             5,900    Kroger Co.                                                                                             174,109
             8,100    Safeway, Inc.                                                                                          294,030
                                                                                                                             468,139
Food - Wholesale/Distribution - 0%
               273    Supervalu, Inc.                                                                                         12,531
Funeral Services and Related Items - 0%
             1,500    Service Corporation International                                                                       18,225
Gas - Distribution - 1.7%
               100    AGL Resources, Inc.                                                                                      4,354
             3,500    Atmos Energy Corp.                                                                                     111,020
             2,000    Energen Corp.                                                                                          112,100
             3,700    KeySpan Corp.                                                                                          153,217
             3,700    NiSource, Inc.                                                                                          90,983
             1,300    Sempra Energy Co.                                                                                       82,524
             5,000    UGI Corp.                                                                                              141,800
                                                                                                                             695,998
Health Care Cost Containment - 0.1%
               400    McKesson Corp.                                                                                          23,532
Home Decoration Products - 0.3%
             4,200    Newell Rubbermaid, Inc.                                                                                128,814
Hospital Beds and Equipment - 0.2%
             1,100    Hillenbrand Industries, Inc.                                                                            67,265
Human Resources - 0.1%
               500    Manpower, Inc.                                                                                          40,125
Independent Power Producer - 0.9%
               800    Dynegy, Inc.*                                                                                            7,528
             1,700    Mirant Corp.*                                                                                           76,279
             1,700    NRG Energy, Inc.*                                                                                      134,232
             7,000    Reliant Energy, Inc.*                                                                                  155,890
                                                                                                                             373,929
Industrial Gases - 0%
               100    Air Products and Chemicals, Inc.                                                                         7,650
Instruments - Scientific - 0.8%
             1,700    Applera Corp. - Applied Biosystems Group                                                                53,108
             5,400    Thermo Electron Corp.*                                                                                 281,124
                                                                                                                             334,232
Insurance Brokers - 0.3%
             2,300    Aon Corp.                                                                                               89,125
               100    Erie Indemnity Co. - Class A                                                                             5,255
             1,000    Marsh & McLennan Companies, Inc.                                                                        31,760
                                                                                                                             126,140
Internet Security - 0.1%
               200    McAfee, Inc.*                                                                                            6,498
             2,800    Symantec Corp.*                                                                                         49,280
                                                                                                                              55,778
Investment Companies - 0.6%
             3,100    Allied Capital Corp.                                                                                    89,590
             3,000    American Capital Strategies, Ltd.                                                                      146,040
                                                                                                                             235,630
Investment Management and Advisory Services - 0.1%
               700    Ameriprise Financial, Inc.                                                                              41,629
Life and Health Insurance - 1.5%
               100    CIGNA Corp.                                                                                             15,559
             1,579    Lincoln National Corp.                                                                                 112,346
             2,200    Nationwide Financial Services, Inc. - Class A                                                          125,686
             2,500    Principal Financial Group, Inc.                                                                        158,725
               700    Prudential Financial, Inc.                                                                              66,500
             1,100    Reinsurance Group of America, Inc.                                                                      68,541
             1,000    Torchmark Corp.                                                                                         68,300
                                                                                                                             615,657
Machinery - Construction and Mining - 0.4%
             2,100    Terex Corp.*                                                                                           163,485
Machinery - Farm - 0.7%
             3,700    AGCO Corp.*                                                                                            154,401
             1,100    Deere & Co.                                                                                            120,340
                                                                                                                             274,741
Medical - Drugs - 4.8%
             1,400    Abbott Laboratories                                                                                     79,268
             3,700    Bristol-Myers Squibb Co.                                                                               106,782
               300    Eli Lilly and Co.                                                                                       17,739
               300    King Pharmaceuticals, Inc.*                                                                              6,135
            10,900    Merck & Company, Inc.                                                                                  560,696
            44,400    Pfizer, Inc.                                                                                         1,174,824
             1,400    Wyeth                                                                                                   77,700
                                                                                                                           2,023,144
Medical - HMO - 0%
               200    WellPoint, Inc.*                                                                                        15,794
Medical - Hospitals - 0.2%
               200    LifePoint Hospitals, Inc.*                                                                               7,302
             1,100    Universal Health Services, Inc. - Class B                                                               66,792
                                                                                                                              74,094
Medical - Wholesale Drug Distributors - 0.2%
             2,000    AmerisourceBergen Corp.                                                                                 99,980
Medical Information Systems - 0.1%
               900    IMS Health, Inc.                                                                                        26,397
Medical Products - 0.5%
             3,000    Johnson & Johnson                                                                                      192,660
Metal - Diversified - 0.2%
             1,005    Freeport-McMoRan Copper & Gold, Inc. - Class B                                                          67,496
Multi-Line Insurance - 3.1%
             1,700    Allstate Corp.                                                                                         105,944
             4,050    American Financial Group, Inc.                                                                         142,844
             1,000    American International Group, Inc.                                                                      69,910
             3,600    Assurant, Inc.                                                                                         207,108
               400    Cincinnati Financial Corp.                                                                              18,096
               600    Genworth Financial, Inc. - Class A                                                                      21,894
               100    Hartford Financial Services Group, Inc.                                                                 10,120
            12,300    Loews Corp.                                                                                            582,035
             1,900    MetLife, Inc.                                                                                          124,830
             1,625    Old Republic International Corp.                                                                        34,564
                                                                                                                           1,317,345
Multimedia - 1.6%
            16,100    News Corporation, Inc. - Class A                                                                       360,479
             3,800    Time Warner, Inc.                                                                                       78,394
             6,500    Walt Disney Co.                                                                                        227,370
                                                                                                                             666,243
Music - 0%
               200    Warner Music Group Corp.                                                                                 3,440
Networking Products - 0%
               400    Juniper Networks, Inc.*                                                                                  8,944
Non-Hazardous Waste Disposal - 0.2%
             5,600    Allied Waste Industries, Inc.*                                                                          74,872
               800    Waste Management, Inc.                                                                                  29,928
                                                                                                                             104,800
Oil - Field Services - 0.1%
               500    SEACOR Holdings, Inc.*                                                                                  47,640
Oil Companies - Exploration and Production - 0.3%
             1,700    Cabot Oil & Gas Corp.                                                                                   61,914
               100    Devon Energy Corp.                                                                                       7,287
               100    EOG Resources, Inc.                                                                                      7,344
               700    Noble Energy, Inc.                                                                                      41,167
                                                                                                                             117,712
Oil Companies - Integrated - 6.9%
             7,300    Chevron Corp.                                                                                          567,867
             3,093    ConocoPhillips                                                                                         214,500
            22,300    Exxon Mobil Corp.                                                                                    1,770,174
               600    Hess Corp.                                                                                              34,050
             2,400    Marathon Oil Corp.                                                                                     243,720
             1,652    Occidental Petroleum Corp.                                                                              83,756
                                                                                                                           2,914,067
Oil Refining and Marketing - 0.2%
             1,300    Frontier Oil Corp.                                                                                      45,929
               200    Tesoro Corp.                                                                                            24,240
               200    Valero Energy Corp.                                                                                     14,046
                                                                                                                              84,215
Paper and Related Products - 0%
               200    International Paper Co.                                                                                  7,544
Pharmacy Services - 0%
               200    Medco Health Solutions, Inc.*                                                                           15,604
Pipelines - 1.1%
               400    Equitable Resources, Inc.                                                                               20,804
             2,400    National Fuel Gas Co.                                                                                  112,824
             4,900    ONEOK, Inc.                                                                                            237,209
               300    Questar Corp.                                                                                           29,139
               562    Spectra Energy Corp.                                                                                    14,668
             1,200    Williams Companies, Inc.                                                                                35,400
                                                                                                                             450,044
Printing - Commercial - 0%
               400    R.R. Donnelley & Sons Co.                                                                               16,080
Private Corrections - 0.1%
               850    Corrections Corporation of America*                                                                     48,280
Property and Casualty Insurance - 1.5%
               204    Alleghany Corp.*                                                                                        72,991
             1,300    Chubb Corp.                                                                                             69,979
                76    Fidelity National Title Group, Inc. - Class A                                                            1,937
               300    Markel Corp.*                                                                                          137,673
               400    Philadelphia Consolidated Holding Corp.*                                                                17,360
             1,900    SAFECO Corp.                                                                                           126,806
             3,500    Travelers Companies, Inc.                                                                              189,350
                                                                                                                             616,096
Publishing - Newspapers - 0.1%
             1,300    Tribune Co.                                                                                             42,640
Publishing - Periodicals - 0.2%
             2,617    Idearc, Inc.                                                                                            90,941
REIT - Apartments - 2.3%
             2,600    Apartment Investment & Management Co. - Class A                                                        143,780
             2,200    Archstone-Smith Trust, Inc.                                                                            114,642
             2,000    Avalonbay Communities, Inc.                                                                            244,520
             2,300    BRE Properties, Inc. - Class A                                                                         138,092
             1,400    Camden Property Trust, Inc.                                                                             97,510
             3,200    Equity Residential Properties Trust                                                                    148,576
               600    Essex Property Trust, Inc.                                                                              77,316
                                                                                                                             964,436
REIT - Diversified - 0.9%
             1,500    Duke Realty Corp.                                                                                       64,665
             3,100    iStar Financial, Inc.                                                                                  148,552
             1,600    Vornado Realty Trust                                                                                   189,808
                                                                                                                             403,025
REIT - Health Care - 0.5%
             2,900    Health Care Property Investors, Inc.                                                                   102,631
               800    Heath Care REIT, Inc.                                                                                   36,192
             1,900    Ventas, Inc.                                                                                            80,104
                                                                                                                             218,927
REIT - Hotels - 0.4%
               200    Hospitality Properties Trust                                                                             9,106
             5,467    Host Marriott Corp.                                                                                    140,174
                                                                                                                             149,280
REIT - Mortgages - 0.3%
             6,200    Annaly Mortgage Management, Inc.                                                                        98,642
               900    CapitalSource, Inc.                                                                                     23,193
                                                                                                                             121,835
REIT - Office Property - 0.8%
             1,800    Boston Properties, Inc.                                                                                211,608
               200    Douglas Emmett, Inc.                                                                                     5,210
             2,900    HRPT Properties Trust                                                                                   35,496
               800    Mack-Cali Realty Corp.                                                                                  39,176
               366    SL Green Realty Corp.                                                                                   51,569
                                                                                                                             343,059
REIT - Regional Malls - 0.2%
               200    Simon Property Group, Inc.                                                                              23,056
               900    Taubman Centers, Inc.                                                                                   50,445
                                                                                                                              73,501
REIT - Shopping Centers - 0.5%
               800    Developers Diversified Realty Corp.                                                                     52,080
               500    Federal Realty Investment Trust                                                                         45,085
             1,722    Kimco Realty Corp.                                                                                      82,777
               300    Regency Centers Corp.                                                                                   24,720
               200    Weingarten Realty Investors                                                                              9,572
                                                                                                                             214,234
REIT - Storage - 0.1%
               400    Public Storage, Inc.                                                                                    37,328
REIT - Warehouse and Industrial - 0.2%
               300    AMB Property Corp.                                                                                      18,273
             1,200    ProLogis                                                                                                77,760
                                                                                                                              96,033
Retail - Apparel and Shoe - 0.1%
             1,200    Foot Locker, Inc.                                                                                       28,548
               400    Gap, Inc.                                                                                                7,180
                                                                                                                              35,728
Retail - Consumer Electronics - 0%
               600    RadioShack Corp.                                                                                        17,442
Retail - Discount - 0.4%
               700    Costco Wholesale Corp.                                                                                  37,499
             2,100    Dollar Tree Stores, Inc.*                                                                               82,572
             1,500    Family Dollar Stores, Inc.                                                                              47,760
                                                                                                                             167,831
Retail - Drug Store - 0.1%
             1,001    CVS/Caremark Corp.                                                                                      36,276
Retail - Major Department Stores - 0.6%
             5,700    Saks, Inc.*                                                                                            119,358
               700    Sears Holdings Corp.*                                                                                  133,637
                                                                                                                             252,995
Retail - Office Supplies - 0.4%
             3,100    OfficeMax, Inc.                                                                                        152,582
Retail - Regional Department Stores - 0.3%
             2,800    Dillard's, Inc. - Class A                                                                               96,964
               500    Federated Department Stores, Inc.                                                                       21,960
                                                                                                                             118,924
Retail - Restaurants - 0.5%
             2,800    McDonald's Corp.                                                                                       135,184
             2,200    Wendy's International, Inc.                                                                             82,940
                                                                                                                             218,124
Savings/Loan/Thrifts - 0.2%
               200    Astoria Financial Corp.                                                                                  5,312
             1,700    Hudson City Bancorp, Inc.                                                                               22,644
             1,000    New York Community Bancorp, Inc.                                                                        17,460
             1,500    Sovereign Bancorp, Inc.                                                                                 36,405
               500    Washington Mutual, Inc.                                                                                 20,990
                                                                                                                             102,811
Semiconductor Components/Integrated Circuits - 0%
             1,100    Integrated Device Technology, Inc.*                                                                     16,478
Semiconductor Equipment - 0.1%
             1,500    Novellus Systems, Inc.*                                                                                 48,555
Steel - Producers - 0.8%
             2,900    Nucor Corp.                                                                                            184,034
             2,500    Steel Dynamics, Inc.                                                                                   110,775
               500    United States Steel Corp.                                                                               50,770
                                                                                                                             345,579
Super-Regional Banks - 6.9%
            24,000    Bank of America Corp.                                                                                1,221,600
               200    Comerica, Inc.                                                                                          12,382
             1,500    KeyCorp                                                                                                 53,520
             1,500    National City Corp.                                                                                     54,825
             2,283    PNC Bank Corp.                                                                                         169,170
             1,300    SunTrust Banks, Inc.                                                                                   109,746
            11,500    U.S. Bancorp                                                                                           395,025
             6,694    Wachovia Corp.                                                                                         371,785
            14,700    Wells Fargo & Co.                                                                                      527,583
                                                                                                                           2,915,636
Telecommunication Equipment - 0%
               400    Avaya, Inc.*                                                                                             5,168
Telecommunication Services - 0%
               125    Embarq Corp.                                                                                             7,505
Telephone - Integrated - 5.9%
            36,110    AT&T, Inc.                                                                                           1,398,179
             3,200    CenturyTel, Inc.                                                                                       147,360
             6,100    Citizens Communications Co.                                                                             94,977
             2,300    Telephone and Data Systems, Inc.                                                                       130,985
            15,844    Verizon Communications, Inc.                                                                           604,924
             9,137    Windstream Corp.                                                                                       133,583
                                                                                                                           2,510,008
Television - 0.1%
             1,600    CBS Corp. - Class B                                                                                     50,832
Tobacco - 2.7%
             3,800    Altria Group, Inc.                                                                                     261,896
             3,900    Loews Corp. - Carolina Group                                                                           298,467
             6,100    Reynolds American, Inc.                                                                                391,986
             3,200    UST, Inc.                                                                                              181,376
                                                                                                                           1,133,725
Tools - Hand Held - 0.3%
             2,200    Snap-On, Inc.                                                                                          119,900
Toys - 0.8%
             3,200    Hasbro, Inc.                                                                                           101,152
             7,600    Mattel, Inc.                                                                                           215,080
                                                                                                                             316,232
Transportation - Marine - 0.2%
             1,000    Overseas Shipholding Group, Inc.                                                                        70,800
Transportation - Railroad - 0.8%
             3,900    CSX Corp.                                                                                              168,363
               200    Kansas City Southern*                                                                                    7,430
               100    Norfolk Southern Corp.                                                                                   5,324
             1,400    Union Pacific Corp.                                                                                    159,950
                                                                                                                             341,067
Transportation - Services - 0.3%
               100    Laidlaw International, Inc.                                                                              3,425
             2,400    Ryder System, Inc.                                                                                     126,336
                                                                                                                             129,761
Wireless Equipment - 0%
               300    Crown Castle International Corp.*                                                                       10,302
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $37,057,622)                                                                                     41,438,239
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 1.9%
           562,877    Janus Institutional Cash Management Fund - Institutional Shares, 5.32%                                 562,877
           222,350    Janus Institutional Money Market Fund - Institutional Shares, 5.26%                                    222,350
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $785,227)                                                                                          785,227
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $37,842,849) - 100%                                                                 $       42,223,466
------------------------------------------------------------------------------------------------------------------------------------

              Geographic Summary of Investments - (Long Positions)
                           April 30, 2007 (unaudited)

Country                                            Value         % of Investment
                                                                      Securities
--------------------------------------------------------------------------------
United States ++                         $    42,223,466                 100.0%
--------------------------------------------------------------------------------
Total                                    $    42,223,466                 100.0%
                                         ===============                 =====

++    Includes Short-Term Securities (98.1% excluding Short-Term Securities).

Notes to Schedule of Investments (unaudited)

REIT              Real Estate Investment Trust

*                 Non-income-producing security.

Janus Adviser International Equity Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                  Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 94.2%
Aerospace and Defense - 2.6%
            12,930    BAE Systems PLC                                                                              $         117,350
Agricultural Chemicals - 5.8%
               635    Potash Corporation of Saskatchewan, Inc.                                                               113,738
            56,000    Sinochem Hong Kong Holdings, Ltd.                                                                       28,358
               570    Syngenta A.G.                                                                                          113,378
                                                                                                                             255,474
Agricultural Operations - 2.9%
               995    Bunge, Ltd.                                                                                             75,381
            68,000    Chaoda Modern Agriculture Holdings, Ltd.                                                                55,999
                                                                                                                             131,380
Automotive - Cars and Light Trucks - 4.9%
             1,293    BMW A.G.                                                                                                80,090
             7,900    Nissan Motor Company, Ltd.                                                                              79,705
             3,195    Tata Motors, Ltd. (ADR)                                                                                 58,405
                                                                                                                             218,200
Beverages - Wine and Spirits - 1.4%
             3,802    C&C Group PLC                                                                                           63,838
Brewery - 2.7%
             1,556    Interbrew S.A.                                                                                         121,151
Building Products - Air and Heating - 1.4%
             1,800    Daikin Industries, Ltd.                                                                                 60,854
Commercial Banks - 10.8%
             2,415    Anglo Irish Bank Corporation PLC                                                                        54,265
             2,270    Banco Popolare di Verona e Novara Scrl                                                                  75,659
               820    Commerzbank A.G.                                                                                        41,008
               685    Erste Bank der Oesterreichischen Sparkassen A.G.                                                        54,938
             8,000    Fukuoka Financial Group, Inc.*                                                                          60,928
             1,180    Julius Baer Holding, Ltd.                                                                               82,206
             2,175    Standard Chartered PLC                                                                                  67,425
             4,475    UniCredito Italiano S.p.A.                                                                              45,870
                                                                                                                             482,299
Computers - Peripheral Equipment - 1.7%
             2,895    Logitech International S.A.*                                                                            78,192
Cosmetics and Toiletries - 1.7%
               567    LG Household & Health Care, Ltd.                                                                        75,161
Dialysis Centers - 0.9%
               281    Fresenius Medical Care A.G. & Co.                                                                       42,358
Distribution/Wholesale - 3.9%
            11,000    Esprit Holdings, Ltd.                                                                                  133,123
            14,000    Li & Fung, Ltd.                                                                                         43,099
                                                                                                                             176,222
Diversified Minerals - 0.9%
             1,040    Companhia Vale do Rio Doce (ADR)                                                                        42,234
Diversified Operations - 1.1%
             2,190    Smiths Group PLC                                                                                        47,327
Electric - Distribution - 1.3%
             6,200    Equatorial Energia S.A.                                                                                 60,135
Electric - Integrated - 1.0%
               540    Electricite de France                                                                                   46,802
Electronic Components - Semiconductors - 2.3%
            19,320    ARM Holdings PLC                                                                                        51,425
                85    Samsung Electronics Company, Ltd.                                                                       52,049
                                                                                                                             103,474
Electronic Measuring Instruments - 2.0%
               400    Keyence Corp.                                                                                           89,025
Enterprise Software/Services - 1.4%
             1,265    SAP A.G.                                                                                                60,883
Finance - Investment Bankers/Brokers - 1.8%
             1,241    UBS A.G.                                                                                                80,432
Food - Diversified - 1.0%
               110    Nestle S.A.                                                                                             43,580
Food - Retail - 3.9%
             1,150    Metro A.G.                                                                                              89,060
             9,239    Tesco PLC                                                                                               84,900
                                                                                                                             173,960
Gambling - Non-Hotel - 1.8%
             2,175    OPAP S.A.                                                                                               82,150
Internet Gambling - 1.2%
             8,995    IG Group Holdings PLC                                                                                   54,646
Investment Companies - 1.0%
            14,404    Macquarie Infrastructure Group                                                                          45,104
Medical - Drugs - 4.3%
               810    Novartis A.G.                                                                                           47,154
               785    Roche Holding A.G.                                                                                     148,082
                                                                                                                             195,236
Medical Products - 1.0%
               125    Nobel Biocare Holding A.G.                                                                              45,124
Multimedia - 0.8%
             2,235    Publishing & Broadcasting, Ltd.                                                                         37,849
Oil Companies - Exploration and Production - 1.0%
               555    Niko Resources, Ltd.                                                                                    44,254
Oil Field Machinery and Equipment - 1.1%
             6,295    Wellstream Holdings PLC*                                                                                47,834
Petrochemicals - 1.3%
             1,680    LG Petrochemical Company, Ltd.                                                                          56,441
Property and Casualty Insurance - 0.8%
             1,000    Millea Holdings, Inc.                                                                                   37,029
Real Estate Management/Services - 4.6%
             3,100    AEON Mall Company, Ltd.                                                                                103,761
               900    Daito Trust Construction Company, Ltd.                                                                  41,359
             2,000    Mitsubishi Estate Company, Ltd.                                                                         61,914
                                                                                                                             207,034
Real Estate Operating/Development - 3.8%
            22,000    CapitaLand, Ltd.                                                                                       121,359
             4,945    LPS Brasil - Consultoria de Imoveis S.A.                                                                50,884
                                                                                                                             172,243
Research and Development - 1.3%
            15,705    Qinetiq PLC                                                                                             59,734
Retail - Apparel and Shoe - 2.7%
             1,958    Industria de Diseno Textil S.A.                                                                        120,026
Retail - Consumer Electronics - 2.5%
             1,200    Yamada Denki Company, Ltd.                                                                             110,571
Retail - Major Department Stores - 1.5%
             1,749    KarstadtQuelle A.G.*                                                                                    67,746
Semiconductor Components/Integrated Circuits - 0.8%
             2,135    Marvell Technology Group, Ltd.*                                                                         34,438
Soap and Cleaning Preparations - 2.8%
             2,308    Reckitt Benckiser PLC                                                                                  126,470
Telecommunication Equipment - 1.4%
            16,800    Telefonaktiebolaget L.M. Ericsson - Class B                                                             64,046
Telecommunication Services - 1.1%
             1,395    Amdocs, Ltd. (U.S. Shares)*                                                                             51,266
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $3,839,403)                                                                                       4,229,572
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 5.8%
             2,500    Janus Institutional Cash Management Fund - Institutional Shares, 5.32%                                   2,500
           257,500    Janus Institutional Money Market Fund - Institutional Shares, 5.26%                                   257,500
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $260,000)                                                                                          260,000

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $4,099,403) - 100%                                                                   $       4,489,572
------------------------------------------------------------------------------------------------------------------------------------

              Geographic Summary of Investments - (Long Positions)
                           April 30, 2007 (unaudited)

Country                                              Value       % of Investment
                                                                      Securities
--------------------------------------------------------------------------------
Australia                                           82,953                  1.8%
Austria                                             54,938                  1.2%
Belgium                                            121,151                  2.7%
Bermuda                                            314,399                  7.0%
Brazil                                             153,253                  3.3%
Canada                                             157,992                  3.6%
Cayman Islands                                      55,999                  1.2%
France                                              46,802                  1.0%
Germany                                            381,145                  8.5%
Greece                                              82,150                  1.8%
India                                               58,405                  1.3%
Ireland                                            118,103                  2.6%
Italy                                              121,529                  2.8%
Japan                                              645,146                 14.5%
Singapore                                          121,359                  2.7%
South Korea                                        183,651                  4.2%
Spain                                              120,026                  2.7%
Sweden                                              64,046                  1.4%
Switzerland                                        638,148                 14.2%
United Kingdom                                     708,377                 15.7%
United States**                                    260,000                  5.8%
--------------------------------------------------------------------------------
Total                                   $        4,489,572                100.0%
                                        ==================                =====

**    Includes Short-Term Securities (0% excluding Short-Term Securities).


Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.


*                 Non-income-producing security.

Janus Adviser International Growth Fund

Schedule of Investments (unaudited)

Shares/Principal/Contract Amount                                                                                           Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 90.3%
Aerospace and Defense - 2.7%
         2,150,742    BAE Systems PLC                                                                             $       19,519,767
           457,595    Embraer-Empresa Brasileira de Aeronautica S.A. (ADR)                                                21,465,781
                                                                                                                          40,985,548
Agricultural Chemicals - 2.6%
           219,207    Potash Corporation of Saskatchewan, Inc.                                                            39,263,313
Agricultural Operations - 5.0%
             5,000    BrasilAgro - Companhia Brasileira de Propriedades Agricolas*                                         3,197,775
           716,540    Bunge, Ltd.                                                                                         54,285,070
        20,518,022    Chaoda Modern Agriculture Holdings, Ltd.                                                            16,896,814
                                                                                                                          74,379,659
Audio and Video Products - 4.3%
         1,195,700    Sony Corp.#                                                                                         63,688,597
Automotive - Cars and Light Trucks - 0.5%
           420,369    Tata Motors, Ltd.                                                                                    7,625,972
Batteries and Battery Systems - 0%
            87,000    BYD Bompany, Ltd.#                                                                                     534,485
Broadcast Services and Programming - 0.4%
           206,336    Grupo Televisa S.A. (ADR)                                                                            5,787,725
Building - Residential and Commercial - 2.6%
         2,666,055    Cyrela Brazil Realty S.A.                                                                           27,958,727
           492,875    Gafisa S.A.                                                                                          6,945,046
           288,635    Rossi Residencial S.A.                                                                               3,937,805
                                                                                                                          38,841,578
Casino Hotels - 0.6%
           516,990    Melco PBL Entertainment (Macau), Ltd. (ADR)*,#                                                       9,005,966
Commercial Banks - 2.5%
           237,302    Anglo Irish Bank Corporation PLC                                                                     5,332,171
           353,920    Banca Generali S.P.A. (144A)                                                                         4,936,408
         3,587,800    Banco De Oro                                                                                         4,446,646
            68,210    Banco De Oro (GDR) (144A)                                                                            1,690,711
           198,315    Banco Macro Bansud S.A. (ADR)                                                                        7,179,003
           137,340    Julius Baer Holding, Ltd.#                                                                           9,568,007
           389,460    Punjab National Bank, Ltd.                                                                           4,666,594
                                                                                                                          37,819,540
Commercial Services - 0.8%
           963,400    Park24 Company, Ltd.                                                                                11,952,979
Computers - Peripheral Equipment - 0.7%
           361,733    Logitech International S.A.*                                                                         9,770,165
Cosmetics and Toiletries - 0.8%
            93,400    LG Household & Health Care, Ltd.                                                                    12,381,060
Dental Supplies and Equipment - 0.2%
            78,996    Osstem Implant Co., Ltd.*                                                                            3,683,330
Distribution/Wholesale - 6.1%
         2,987,700    Esprit Holdings, Ltd.                                                                               36,157,321
        17,885,980    Li & Fung, Ltd.                                                                                     55,061,993
                                                                                                                          91,219,314
Diversified Financial Services - 0.1%
            88,618    Reliance Capital, Ltd.                                                                               1,524,822
Diversified Minerals - 2.5%
           932,845    Companhia Vale do Rio Doce (ADR)                                                                    37,882,835
Diversified Operations - 2.1%
           316,915    Bradespar S.A.                                                                                      10,610,123
         8,379,000    Melco International Development, Ltd.                                                               16,231,957
        12,613,062    Polytec Asset Holdings, Ltd.@@                                                                       3,868,808
                                                                                                                          30,710,888
Electric - Distribution - 0.3%
           498,705    Equatorial Energia S.A.                                                                              4,837,028
Electric Products - Miscellaneous - 2.5%
         2,063,000    Sharp Corp.                                                                                         37,760,429
Electronic Components - Semiconductors - 6.7%
        13,071,024    ARM Holdings PLC                                                                                    34,791,817
            76,264    Samsung Electronics Company, Ltd.                                                                   46,699,925
           823,249    Silicon-On-Insulator Technologies (SOITEC)*                                                         19,259,804
                                                                                                                         100,751,546
Energy - Alternate Sources - 1.5%
           161,970    SunPower Corp. - Class A*                                                                            9,828,340
           337,555    Suntech Power Holdings Company, Ltd. (ADR)*,#                                                       12,246,495
                                                                                                                          22,074,835
Enterprise Software/Services - 0.8%
           260,202    SAP A.G.#                                                                                           12,523,195
Finance - Commercial - 0.1%
           222,910    Banco Compartamos S.A.*                                                                              1,124,940
Finance - Mortgage Loan Banker - 0.8%
           290,502    Housing Development Finance Corporation, Ltd.                                                       11,631,235
Food - Diversified - 0.3%
         1,254,900    FU JI Food & Catering Services#                                                                      3,813,928
Gambling - Non-Hotel - 0.2%
           216,295    Great Canadian Gaming Corp.*                                                                         2,576,286
Hotels and Motels - 0.3%
           534,300    Kingdom Hotel Investments (ADR)*                                                                     4,907,991
Insurance Brokers - 0.2%
           216,702    Eurodekania, Ltd.*,***,@@                                                                           2,957,218
Internet Connectivity Services - 0.5%
           145,795    NDS Group PLC (ADR)*                                                                                 7,518,648
Internet Gambling - 1.1%
         2,602,829    IG Group Holdings PLC                                                                               15,812,461
Investment Companies - 0.7%
         1,360,271    SM Investments Corp.                                                                                10,091,523
Investment Management and Advisory Services - 0.2%
           394,180    Bluebay Asset Management*                                                                            3,598,791
Medical - Biomedical and Genetic - 1.6%
           388,865    Celgene Corp.*                                                                                      23,782,983
Medical - Drugs - 1.3%
           101,944    Roche Holding A.G.#                                                                                 19,230,727
Multimedia - 2.0%
         1,782,895    Publishing & Broadcasting, Ltd.                                                                     30,192,386
Non-Hazardous Waste Disposal - 0.4%
         9,895,155    China Water Affairs Group, Ltd.*,#                                                                   5,274,310
Oil and Gas Drilling - 2.5%
         1,185,775    Nabors Industries, Ltd.*                                                                            38,087,093
Oil Companies - Exploration and Production - 1.6%
           290,556    Niko Resources, Ltd.                                                                                23,168,039
Oil Companies - Integrated - 1.1%
            93,045    Lukoil (ADR)                                                                                         7,173,206
            96,260    Petroleo Brasileiro S.A. (ADR)                                                                       9,744,400
                                                                                                                          16,917,606
Oil Field Machinery and Equipment - 0.4%
           867,981    Wellstream Holdings PLC*                                                                             6,595,600
Oil Refining and Marketing - 5.4%
           187,560    Petroplus Holdings A.G.*                                                                            15,341,686
         1,749,702    Reliance Industries, Ltd.                                                                           65,595,905
                                                                                                                          80,937,591
Petrochemicals - 0.2%
            89,510    LG Petrochemical Company, Ltd.                                                                       3,007,173
Public Thoroughfares - 2.5%
         2,002,298    Companhia de Concessoes Rodoviarias                                                                 31,319,486
           404,400    Obrascon Huarte Lain Brasil S.A.*                                                                    6,221,998
                                                                                                                          37,541,484
Real Estate Management/Services - 0.7%
           148,300    Daito Trust Construction Company, Ltd.                                                               6,815,041
           475,450    Sao Carlos Empreendimentos e Participacoes S.A.                                                      3,768,768
                                                                                                                          10,583,809
Real Estate Operating/Development - 4.7%
           580,155    Ablon Group*                                                                                         3,723,731
        15,541,400    Ayala Land, Inc.                                                                                     5,648,129
           761,795    Brascan Residential Properties S.A.*                                                                 5,791,007
         1,646,000    CapitaLand, Ltd.                                                                                     9,079,862
        30,842,000    China Overseas Land & Investment, Ltd.                                                              37,530,384
           153,580    Iguatemi Empresa de Shopping Centers S.A.*                                                           2,424,191
           536,735    PDG Realty S.A. Empreendimentos e Participacoes*                                                     3,726,042
           250,345    Rodobens Negocios Imobiliarios S.A.*                                                                 2,451,559
                                                                                                                          70,374,905
Recreational Centers - 0.5%
           970,647    Orascom Hotels & Development*                                                                        7,879,195
Retail - Consumer Electronics - 0.8%
           133,610    Yamada Denki Company, Ltd.#                                                                         12,311,114
Retail - Major Department Stores - 1.5%
           571,662    KarstadtQuelle A.G.*                                                                                22,142,877
Semiconductor Components/Integrated Circuits - 4.9%
           875,125    Actions Semiconductor Company, Ltd. (ADR)*                                                           6,318,403
           907,440    Marvell Technology Group, Ltd.*,#                                                                   14,637,007
        24,481,741    Taiwan Semiconductor Manufacturing Company, Ltd.                                                    49,974,949
           283,800    Vimicro International Corp. (ADR)*                                                                   1,572,252
                                                                                                                          72,502,611
Semiconductor Equipment - 1.3%
           743,327    ASML Holding N.V.*                                                                                  20,057,716
Sugar - 1.4%
           855,654    Bajaj Hindusthan, Ltd.                                                                               3,325,072
           139,900    Bajaj Hindusthan, Ltd. (GDR) (144A)                                                                    543,583
         1,843,537    Balrampur Chini Mills, Ltd.                                                                          2,733,235
           687,000    Cosan S.A. Industria e Comercio*                                                                    13,225,198
            63,958    Shree Renuka Sugars, Ltd.                                                                              674,387
                                                                                                                          20,501,475
Telecommunication Equipment - Fiber Optics - 1.0%
           606,005    Corning, Inc.*                                                                                      14,374,439
Telecommunication Services - 3.5%
         1,062,725    Amdocs, Ltd. (U.S. Shares)*                                                                         39,055,144
         1,132,453    Reliance Communications, Ltd.*                                                                      13,083,310
                                                                                                                          52,138,454
Telephone - Integrated - 0.2%
           189,525    GVT Holdings S.A.*                                                                                   2,398,106
Transportation - Marine - 0.1%
            75,735    Star Asia Financial, Ltd. (144A)*,***,@@                                                               757,350
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $1,046,873,608)                                                                               1,349,794,873
------------------------------------------------------------------------------------------------------------------------------------
Purchased Options - Puts - 0.1%
             2,581    Brazil Bovespa Stock Index, expires August 2007
                           exercise price $197.81
                           (premiums paid $1,940,112)                                                                        652,238
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 4.4%
        66,114,820    Janus Institutional Cash Management Fund - Institutional Shares, 5.32%
                         (cost $66,114,820)                                                                               66,114,820
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 5.2%
        77,623,151    State Street Navigator Securities Lending
                      Prime Portfolio+ (cost $77,623,151)                                                                 77,623,151
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $1,192,551,691) - 100%                                                              $    1,494,185,082
------------------------------------------------------------------------------------------------------------------------------------

               Geographic Summary of Investments- (Long Positions)
                           April 30, 2007 (unaudited)

                                                                 % of Investment
Country                                                Value          Securities
--------------------------------------------------------------------------------
Argentina                                $         7,179,003                0.5%
Australia                                         30,192,386                2.0%
Bermuda                                          198,228,484               13.3%
Brazil                                           198,558,113               13.3%
Canada                                            65,007,638                4.3%
Cayman Islands                                    49,624,691                3.3%
China                                                534,485                0.0%
Egypt                                              7,879,195                0.5%
France                                            19,259,804                1.3%
Germany                                           34,666,072                2.3%
Hong Kong                                         68,042,617                4.6%
Hungary                                            3,723,731                0.2%
India                                            111,404,115                7.5%
Ireland                                            5,332,171                0.4%
Italy                                              4,936,408                0.3%
Japan                                            132,528,160                8.9%
Mexico                                             6,912,665                0.5%
Netherlands                                       20,057,716                1.3%
Philippines                                       21,877,009                1.5%
Russia                                             7,173,206                0.5%
Singapore                                          9,079,862                0.6%
South Korea                                       65,771,488                4.4%
Switzerland                                       53,910,585                3.6%
Taiwan                                            49,974,949                3.3%
United Kingdom                                   129,849,446                8.7%
United States++                                  192,481,083               12.9%
--------------------------------------------------------------------------------
Total                                    $     1,494,185,082              100.0%
                                         ===================              =====

++ Includes Short-Term and Other Securities (3.3% excluding Short-Term and Other Securities).

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

ADR               American Depositary Receipt

GDR               Global Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*                 Non-income-producing security.
**                A portion of this security has been segregated by the
                  custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option
                  contracts, short sales and/or securities with extended
                  settlement dates.
***               Security is fair valued.
#                 Loaned security; a portion or all of the security is on loan as of April 30, 2007.
+                 The security is purchased with the cash collateral received from securities on loan.

##  Schedule of Fair Valued Securities (as of April 30, 2007)

                                                                    Value as a %
                                                          Value    of Net Assets
--------------------------------------------------------------------------------
Eurodekania, Ltd.                                  $  2,957,218             0.2%
Star Asia Financial, Ltd. (144A)                        757,350             0.1%
--------------------------------------------------------------------------------
                                                   $  3,714,568             0.3%

Securities are valued at "fair value" pusuant to procedures adopted by the Fund's Trustees. The Schedule of Fair Valued Securities does not include international activities fair valued pursuant to a systematic fair valuation model.

ss. Schedule of Restricted and Illiquid Securities
(as of April 30, 2007)

                                                                                                            Value as
                                                                                                              a % of
                                           Acquisition          Acquisition                               Investment
                                              Date                  Cost                 Value            Securities
---------------------------------------------------------------------------------------------------------------------
Eurodekania, Ltd.8                           3/8/07          $     2,841,329      $       2,957,218         0.2%
Polytec Asset Holdings, Ltd.                 5/5/06                3,254,984              3,868,808         0.3%
Star Asia Financial, Ltd. (144A)***          2/22/07                 757,350                757,350         0.1%
---------------------------------------------------------------------------------------------------------------------
                                                             $     6,853,663      $       7,583,376         0.6%

The Fund has registration rights for certain restricted securities held as of April 30, 2007. The issuer incurs all registration costs.

Janus Adviser Large Cap Growth Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                  Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 90.2%
Aerospace and Defense - 4.4%
           116,280    BAE Systems PLC**                                                                            $       1,055,337
            59,910    Boeing Co.**                                                                                         5,571,631
            16,845    Lockheed Martin Corp.**                                                                              1,619,478
                                                                                                                           8,246,446
Agricultural Chemicals - 2.8%
            44,045    Monsanto Co.                                                                                         2,598,215
            12,868    Syngenta A.G.                                                                                        2,559,558
                                                                                                                           5,157,773
Agricultural Operations - 0.6%
            28,060    Archer-Daniels-Midland Co.                                                                           1,085,922
Audio and Video Products - 0.6%
            20,700    Sony Corp.**                                                                                         1,102,579
Automotive - Cars and Light Trucks - 0.9%
            28,384    BMW A.G.**,#                                                                                         1,758,155
Beverages - Non-Alcoholic - 0.4%
            14,085    Coca-Cola Co.                                                                                          735,096
Building - Residential and Commercial - 0.4%
               960    NVR, Inc.*                                                                                             791,040
Casino Hotels - 0.8%
            16,620    Station Casinos, Inc.                                                                                1,445,940
Cellular Telecommunications - 0.9%
            31,535    America Movil S.A. de C.V. - Series L (ADR)                                                          1,656,534
Chemicals - Diversified - 0.6%
            17,300    Shin-Etsu Chemical Company, Ltd.**                                                                   1,119,502
Commercial Services - Finance - 0.8%
            11,945    Moody's Corp.                                                                                          789,803
            37,010    Western Union Co.                                                                                      779,061
                                                                                                                           1,568,864
Computers - 3.0%
            28,705    Apple, Inc.*,**                                                                                      2,864,760
            44,465    Hewlett-Packard Co.                                                                                  1,873,755
             6,180    Research In Motion, Ltd. (U.S. Shares)*                                                                813,164
                                                                                                                           5,551,679
Computers - Memory Devices - 1.6%
           198,315    EMC Corp.*                                                                                           3,010,422
Consumer Products - Miscellaneous - 0.9%
            23,610    Kimberly-Clark Corp.                                                                                 1,680,324
Containers - Metal and Glass - 0.8%
            27,905    Ball Corp.                                                                                           1,414,504
Cosmetics and Toiletries - 3.7%
            39,610    Avon Products, Inc.                                                                                  1,576,478
            81,854    Procter & Gamble Co.                                                                                 5,264,031
                                                                                                                           6,840,509
Data Processing and Management - 0.7%
            34,715    Paychex, Inc.                                                                                        1,287,927
Distribution/Wholesale - 0.7%
           107,000    Esprit Holdings, Ltd.                                                                                1,294,920
Diversified Operations - 2.5%
           127,870    General Electric Co.                                                                                 4,713,288
E-Commerce/Services - 0.8%
            32,917    eBay, Inc.*                                                                                          1,117,203
             8,020    IAC/InterActiveCorp*,#                                                                                 305,722
                                                                                                                           1,422,925
Electric - Integrated - 1.4%
            40,500    TXU Corp.                                                                                            2,655,990
Electric Products - Miscellaneous - 0.5%
            19,700    Emerson Electric Co.                                                                                   925,703
Electronic Components - Semiconductors - 2.1%
           114,760    Texas Instruments, Inc.                                                                              3,944,301
Electronic Forms - 0.7%
            30,425    Adobe Systems, Inc.*                                                                                 1,264,463
Enterprise Software/Services - 1.5%
            88,575    Oracle Corp.*                                                                                        1,665,210
            23,485    SAP A.G. (ADR) **,#                                                                                  1,127,280
                                                                                                                           2,792,490
Entertainment Software - 1.2%
            44,985    Electronic Arts, Inc.*,**                                                                            2,267,694
Finance - Consumer Loans - 0.8%
            27,060    SLM Corp.                                                                                            1,456,640
Finance - Credit Card - 1.2%
            38,205    American Express Co.                                                                                 2,317,897
Finance - Investment Bankers/Brokers - 6.7%
           113,165    JP Morgan Chase & Co.                                                                                5,895,896
            28,575    Merrill Lynch & Company, Inc.                                                                        2,578,322
            35,136    UBS A.G.#                                                                                            2,277,233
            27,540    UBS A.G. (U.S. Shares)                                                                               1,787,346
                                                                                                                          12,538,797
Finance - Mortgage Loan Banker - 1.2%
            38,465    Fannie Mae                                                                                           2,266,358
Finance - Other Services - 0.6%
             2,285    Chicago Mercantile Exchange Holdings, Inc.#                                                          1,180,774
Food - Retail - 0.5%
            18,450    Whole Foods Market, Inc.#                                                                              863,276
Food - Wholesale/Distribution - 0.4%
            20,510    Sysco Corp.                                                                                            671,497
Independent Power Producer - 2.4%
            55,835    NRG Energy, Inc.*,#                                                                                  4,408,732
Internet Infrastructure Software - 0.4%
            18,300    Akamai Technologies, Inc.*,#                                                                           806,664
Investment Management and Advisory Services - 0.3%
            11,025    T. Rowe Price Group, Inc.                                                                              547,722
Medical - Biomedical and Genetic - 1.7%
            40,545    Celgene Corp.*                                                                                       2,479,732
             9,905    Genentech, Inc.*                                                                                       792,301
                                                                                                                           3,272,033
Medical - Drugs - 4.3%
            56,060    Merck & Company, Inc.                                                                                2,883,726
            26,969    Roche Holding A.G.#                                                                                  5,087,435
                                                                                                                           7,971,161
Medical - HMO - 1.8%
            59,312    Coventry Health Care, Inc.*                                                                          3,430,013
Medical - Wholesale Drug Distributors - 0.8%
            22,585    Cardinal Health, Inc.                                                                                1,579,821
Medical Instruments - 0.2%
             3,425    Intuitive Surgical, Inc.*                                                                              444,086
Medical Products - 0.4%
            16,080    Varian Medical Systems, Inc.*                                                                          678,737
Metal Processors and Fabricators - 1.7%
            30,330    Precision Castparts Corp.#                                                                           3,157,656
Multi-Line Insurance - 0.9%
            24,025    American International Group, Inc.                                                                   1,679,588
Multimedia - 1.2%
            61,940    News Corporation, Inc. - Class A                                                                     1,386,837
            49,062    Publishing & Broadcasting, Ltd.                                                                        830,839
                                                                                                                           2,217,676
Networking Products - 0.5%
            34,164    Cisco Systems, Inc.*                                                                                   913,545
Oil and Gas Drilling - 0.6%
            35,775    Nabors Industries, Ltd.*                                                                             1,149,093
Oil Companies - Exploration and Production - 1.0%
            11,020    Apache Corp.                                                                                           798,950
            19,160    EnCana Corp. (U.S. Shares)                                                                           1,004,942
                                                                                                                           1,803,892
Oil Companies - Integrated - 3.2%
            63,465    Exxon Mobil Corp.                                                                                    5,037,852
            15,060    Hess Corp.                                                                                             854,655
                                                                                                                           5,892,507
Oil Refining and Marketing - 0.8%
            20,530    Valero Energy Corp.                                                                                  1,441,822
Reinsurance - 0.9%
               449    Berkshire Hathaway, Inc. - Class B*                                                                  1,628,972
Retail - Apparel and Shoe - 2.5%
            29,846    Industria de Diseno Textil S.A.**                                                                    1,829,562
            50,120    Nordstrom, Inc.                                                                                      2,752,590
                                                                                                                           4,582,152
Retail - Consumer Electronics - 0.7%
            28,795    Best Buy Company, Inc.                                                                               1,343,287
Retail - Drug Store - 1.7%
            85,317    CVS/Caremark Corp.                                                                                   3,091,888
Retail - Office Supplies - 1.1%
            80,730    Staples, Inc.                                                                                        2,002,104
Savings/Loan/Thrifts - 0.8%
            57,110    Hudson City Bancorp, Inc. #                                                                            760,705
            44,720    NewAlliance Bancshares, Inc. #                                                                         698,079
                                                                                                                           1,458,784
Semiconductor Components/Integrated Circuits - 0.3%
            32,200    Marvell Technology Group, Ltd.*                                                                        519,386
Soap and Cleaning Preparations - 1.3%
            44,759    Reckitt Benckiser PLC **                                                                             2,452,621
Telecommunication Equipment - Fiber Optics - 0.7%
            56,195    Corning, Inc.*                                                                                       1,332,945
Telecommunication Services - 0.5%
            35,320    NeuStar, Inc. - Class A*                                                                             1,015,803
Telephone - Integrated - 0.5%
           159,200    Level 3 Communications, Inc.*,**,#                                                                     885,152
Therapeutics - 1.6%
            26,525    Amylin Pharmaceuticals, Inc.*,#                                                                      1,096,278
            23,445    Gilead Sciences, Inc.*                                                                               1,915,926
                                                                                                                           3,012,204
Tobacco - 0.4%
            11,060    Altria Group, Inc.                                                                                     762,255
Transportation - Railroad - 1.4%
            31,880    Canadian National Railway Co. (U.S. Shares)                                                          1,601,651
             9,000    Union Pacific Corp.                                                                                  1,028,250
                                                                                                                           2,629,901
Transportation - Services - 1.2%
            40,460    C.H. Robinson Worldwide, Inc.                                                                        2,162,992
Web Portals/Internet Service Providers - 3.0%
             4,585    Google, Inc. - Class A*                                                                              2,161,277
           122,365    Yahoo!, Inc.*                                                                                        3,431,115
                                                                                                                           5,592,392
Wireless Equipment - 2.7%
            45,340    Crown Castle International Corp.*                                                                    1,556,976
            40,755    Nokia Oyj (ADR) **                                                                                   1,029,064
            56,865    QUALCOMM, Inc.                                                                                       2,490,686
                                                                                                                           5,076,726
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $121,835,938)                                                                                   167,974,541
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 2.1%
           417,305    Janus Institutional Cash Management Fund - Institutional Shares, 5.32%                                 417,305
         3,439,251    Janus Institutional Money Market Fund - Institutional Shares, 5.26%                                  3,439,251
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $3,856,556)                                                                                      3,856,556
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 7.7%
         1,389,100    Foreign Government Bonds+                                                                            1,389,100
        12,988,203    State Street Navigator Securities Lending
                      Prime Portfolio +                                                                                   12,988,203
------------------------------------------------------------------------------------------------------------------------------------
Total Other Securities (cost $14,377,303)                                                                                 14,377,303
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $140,069,797) - 100%                                                                 $     186,208,400
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                           April 30, 2007 (unaudited)

Country                                                  Value   % of Investment
                                                                      Securities
--------------------------------------------------------------------------------
Australia                                   $          830,839              0.4%
Bermuda                                              2,963,399              1.6%
Canada                                               3,419,757              1.8%
Finland                                              1,029,064              0.6%
Germany                                              2,885,435              1.5%
Japan                                                2,222,081              1.2%
Mexico                                               1,656,534              0.9%
Spain                                                1,829,562              1.0%
Switzerland                                         11,711,572              6.3%
United Kingdom                                       3,507,958              1.9%
United States ***                                  154,152,199             82.8%
--------------------------------------------------------------------------------
Total                                       $      186,208,400            100.0%
                                                   ===========            ======

*** Includes Short-Term Securities and Other Securities (73.0% excluding Short-Term Securities and Other Securities).


Forward Currency Contracts, Open
as of April 30, 2007 (unaudited)

                                                       Currency             Currency          Unrealized
Currency Sold and Settlement Date                     Units Sold        Value in U.S. $      Gain/(Loss)
------------------------------------------------------------------------------------------------------------
British Pound 10/17/07                                    320,000        $        638,638   $      (21,038)

Euro 6/8/07                                             1,110,000               1,517,005          (65,036)

Euro 10/18/07                                             175,000                 240,168           (1,646)

Japanese Yen 10/18/07                                  48,000,000                 410,735             (738)
------------------------------------------------------------------------------------------------------------
Total                                                                    $      2,806,546   $      (88,458)

Schedule of Written Options - Calls
       Apple, Inc.
          expires May 2007
          14 contracts
          exercise price $110.00................................        $  (140)

       Apple, Inc.
          expires May 2007
          23 contracts
          exercise price $115.00................................           (115)

       Boeing Co.
         expires May 2007
         23 contracts
          exercise price $100.00................................           (161)

       Electronic Arts, Inc
          expires May 2007
          5 contracts
          exercise price $55.00................................            (175)

       Electronic Arts, Inc.
          expires May 2007
          11 contracts
          exercise price $60.00................................             (55)

       Level 3 Communications, Inc.
          expires May 2007
          57 contracts
          exercise price $7.50................................             (285)

       Lockheed Martin Corp.
          expires May 2007
          11 contracts
          exercise price $105.00..............................             (110)

Total Written Options - Calls
          (Premiums received $3,235)....................                $(1,041)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Schedule of Written Options - Puts
       Best Buy Company, Inc.
          expires May 2007
          23 contracts
          exercise price $45.00................................         $  (713)

Total Written Options - Puts
          (Premiums received $437)....................                  $  (713)
--------------------------------------------------------------------------------


Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.


*                 Non-income-producing security.
** A portion of this holding has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales, and/or securities with extended settlement dates.
# Loaned security; a portion or all of the security is on loan as of April 30, 2007.
+ The security is purchased with the cash collateral received from securities on loan.


Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of April 30, 2007 are noted below.

Fund                                                            Aggregate Value
--------------------------------------------------------------------------------
Janus Adviser Large Cap Growth Fund                             $     10,137,280

Janus Adviser Long/Short Fund

Schedule of Investments (unaudited)

Shares/Principal/Contract Amount                                                                                           Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 146.4%
Aerospace and Defense - 2.9%
            35,305    BAE Systems PLC                                                                              $         320,422
            22,015    Embraer-Empresa Brasileira de Aeronautica S.A. (ADR)**                                               1,032,724
                                                                                                                           1,353,146
Agricultural Operations - 0.2%
           120,000    Chaoda Modern Agriculture Holdings, Ltd.                                                                98,821
Airport Development - Maintenance - 0.5%
            65,087    Macquarie Airports**                                                                                   214,131
Apparel Manufacturers - 0.3%
             1,840    VF Corp.                                                                                               161,570
Audio and Video Products - 1.1%
             9,965    Sony Corp. (ADR)                                                                                       530,736
Automotive - Cars and Light Trucks - 2.2%
             8,596    BMW A.G.                                                                                               532,452
            26,122    Tata Motors, Ltd. (ADR)                                                                                477,510
                                                                                                                           1,009,962
Automotive - Truck Parts and Equipment - Original - 0.8%
            11,775    Tenneco, Inc.*                                                                                         352,661
Batteries and Battery Systems - 0%
             2,000    BYD Bompany, Ltd.                                                                                       12,287
Beverages - Wine and Spirits - 1.0%
            21,412    Diageo PLC                                                                                             451,574
Brewery - 4.2%
             7,895    Companhia de Bebidas das Americas (PR ADR)                                                             461,226
            13,141    Interbrew S.A.**                                                                                     1,023,168
            20,628    SABMiller PLC**                                                                                        487,496
                                                                                                                           1,971,890
Broadcast Services and Programming - 4.5%
            34,084    Liberty Global, Inc. - Class A*,**                                                                   1,223,275
             7,740    Liberty Media Corp. - Capital*,**                                                                      874,388
                                                                                                                           2,097,663
Building - Mobile Home and Manufactured Homes - 1.5%
            17,105    Thor Industries, Inc.**                                                                                681,292
Building and Construction Products - Miscellaneous - 3.8%
            38,845    USG Corp.*                                                                                           1,792,697
Building Products - Cement and Aggregate - 3.5%
            24,448    Cemex S.A. de C.V. (ADR)*,**                                                                           794,560
           298,758    Gujarat Ambuja Cements, Ltd.                                                                           855,511
                                                                                                                           1,650,071
Building Products - Wood - 0.6%
            10,900    Masco Corp.**                                                                                          296,589
Casino Hotels - 0.1%
               800    Station Casinos, Inc.                                                                                   69,600
Casino Services - 0.9%
            11,050    International Game Technology                                                                          421,447
Commercial Banks - 4.5%
             3,637    Deutsche Postbank AG**                                                                                 356,712
            14,477    ICICI Bank, Ltd. (ADR)**                                                                               592,399
                68    Mitsubishi UFJ Financial Group, Inc.                                                                   710,916
                74    Mizuho Financial Group, Inc.                                                                           445,872
                                                                                                                           2,105,899
Commercial Services - Finance - 0.6%
            13,315    Western Union Co.**                                                                                    280,281
Computer Services - 2.4%
            33,575    Ceridian Corp.*,**                                                                                   1,133,492
Containers - Metal and Glass - 6.4%
             8,145    Ball Corp.**                                                                                           412,870
            84,277    Owens-Illinois, Inc.*,**                                                                             2,535,895
                                                                                                                           2,948,765
Data Processing and Management - 0.2%
             1,180    Dun & Bradstreet Corp.                                                                                 106,554
Dental Supplies and Equipment - 1.0%
            13,701    Sirona Dental Systems, Inc.*,**                                                                        452,270
Diagnostic Kits - 0.9%
             8,410    Dade Behring Holdings, Inc.**                                                                          413,015
Distribution/Wholesale - 0.4%
            66,000    Li & Fung, Ltd.                                                                                        203,181
Diversified Minerals - 0.4%
             4,115    Companhia Vale do Rio Doce (ADR)**                                                                     167,110
Diversified Operations - 2.1%
            12,380    Barloworld, Ltd.                                                                                       343,747
            12,865    Illinois Tool Works, Inc.**                                                                            660,103
                                                                                                                           1,003,850
Electric - Generation - 2.2%
           308,000    Datang International Power Generation Company, Ltd.**                                                  351,479
           175,063    National Thermal Power Corporation, Ltd.                                                               674,110
                                                                                                                           1,025,589
Electric - Integrated - 3.6%
           502,600    Tenaga Nasional Berhad                                                                               1,664,450
Electronic Components - Miscellaneous - 0.7%
            10,700    Hoya Corp.                                                                                             328,442
Electronic Components - Semiconductors - 0.1%
             5,210    Spansion, Inc. - Class A*,**                                                                            51,162
Energy - Alternate Sources - 0.7%
            13,400    JA Solar Holdings Company, Ltd. (ADR)*,**                                                              326,826
Enterprise Software/Services - 1.7%
            28,905    CA, Inc.**                                                                                             787,950
Finance - Consumer Loans - 2.5%
            21,691    SLM Corp.                                                                                            1,167,627
Finance - Investment Bankers/Brokers - 2.8%
            11,665    E*TRADE Financial Corp.*,**                                                                            257,563
             6,340    Merrill Lynch & Company, Inc.**                                                                        572,058
             7,120    UBS A.G. (U.S. Shares)**                                                                               462,088
                                                                                                                           1,291,709
Firearms and Ammunition - 2.7%
            99,495    Sturm Ruger and Company, Inc.*,**                                                                    1,284,480
Food - Canned - 1.0%
            16,280    TreeHouse Foods, Inc.*,**                                                                              490,679
Food - Diversified - 2.0%
            71,789    Cadbury Schweppes PLC**                                                                                947,073
Food - Retail - 0.2%
               977    Metro A.G.                                                                                              75,662
Forestry - 5.8%
            18,247    Plum Creek Timber Company, Inc.**                                                                      724,406
            24,284    Weyerhaeuser Co.**                                                                                   1,923,778
                                                                                                                           2,648,184
Hotels and Motels - 0.1%
             1,905    Home Inns & Hotels Management, Inc. (ADR)*                                                              65,284
Independent Power Producer - 1.2%
             7,365    NRG Energy, Inc.*,**                                                                                   581,540
Insurance Brokers - 0.1%
             1,695    Willis Group Holdings, Ltd.**                                                                           69,529
Investment Companies - 1.5%
            82,072    Macquarie Infrastructure Group**                                                                       256,995
             7,220    streetTracks Gold Trust*,**                                                                            484,390
                                                                                                                             741,385
Machinery - Construction and Mining - 1.3%
             8,470    Caterpillar, Inc.**                                                                                    615,091
Machinery - Farm - 2.3%
             9,870    Deere & Co.**                                                                                        1,079,778
Machinery - General Industrial - 0.3%
           380,000    Shanghai Electric Group Company, Ltd.                                                                  162,038
Medical - Biomedical and Genetic - 2.6%
            18,970    Amgen, Inc.*                                                                                         1,216,736
Medical - HMO - 4.5%
            36,373    Coventry Health Care, Inc.*,**                                                                       2,103,451
Medical - Nursing Homes - 1.8%
            13,310    Manor Care, Inc.**                                                                                     863,686
Medical Products - 1.5%
             3,950    Phonak Holding A.G.                                                                                    349,443
             8,600    Varian Medical Systems, Inc.*,**                                                                       363,006
                                                                                                                             712,449
Metal - Diversified - 2.0%
            75,120    Ivanhoe Mines, Ltd. (U.S. Shares)*,**                                                                  933,742
Metal Processors and Fabricators - 1.6%
            95,377    Bharat Forge, Ltd.                                                                                     744,009
Multimedia - 5.3%
            72,070    News Corporation, Inc. - Class A**                                                                   1,613,648
            49,560    Publishing & Broadcasting, Ltd.                                                                        839,272
                                                                                                                           2,452,920
Oil and Gas Drilling - 0.9%
             2,415    Helmerich & Payne, Inc.**                                                                               77,980
            10,115    Nabors Industries, Ltd.*                                                                               324,894
                                                                                                                             402,874
Oil Companies - Exploration and Production - 4.5%
             8,115    Chesapeake Energy Corp.**                                                                              273,881
             4,060    EOG Resources, Inc.**                                                                                  298,166
            27,630    Forest Oil Corp.*,**                                                                                   973,682
            25,620    Mariner Energy, Inc.*,**                                                                               577,731
                                                                                                                           2,123,460
Oil Refining and Marketing - 0.5%
             5,388    Reliance Industries, Ltd.                                                                              201,995
               174    SK Corp.                                                                                                18,924
                                                                                                                             220,919
Paper and Related Products - 0.7%
            34,892    Domtar Corp. (U.S.Shares)*                                                                             340,197
Pipelines - 1.3%
            12,970    Enbridge, Inc.**                                                                                       427,698
             3,310    Kinder Morgan Management LLC*,**                                                                       175,893
                                                                                                                             603,591
Public Thoroughfares - 0.3%
            99,330    Sydney Roads Group                                                                                     117,775
Publishing - Periodicals - 0.3%
            13,115    Playboy Enterprises, Inc. - Class B*,**                                                                128,396
Real Estate Management/Services - 2.6%
            40,000    Mitsubishi Estate Company, Ltd.**                                                                    1,238,289
Real Estate Operating/Development - 5.9%
            77,000    CapitaLand, Ltd.**                                                                                     424,757
            59,000    Hang Lung Properties, Ltd.                                                                             175,344
           186,000    New World Development Company, Ltd.**                                                                  437,008
            29,915    St. Joe Co.**                                                                                        1,694,086
                                                                                                                           2,731,195
Reinsurance - 1.7%
               219    Berkshire Hathaway, Inc. - Class B*                                                                    794,532
REIT - Diversified - 2.0%
             8,085    Vornado Realty Trust**                                                                                 959,124
REIT - Office Property - 0.3%
            13,165    American Financial Realty Trust**                                                                      139,549
REIT - Warehouse and Industrial - 2.7%
            19,555    ProLogis**                                                                                           1,267,164
Respiratory Products - 0.9%
            10,865    Respironics, Inc.*,**                                                                                  442,857
Retail - Apparel and Shoe - 1.8%
             6,172    Industria de Diseno Textil S.A.                                                                        382,603
            16,718    Limited, Inc.                                                                                          460,915
                                                                                                                             843,518
Retail - Consumer Electronics - 2.5%
            12,670    Yamada Denki Company, Ltd.**                                                                         1,167,441
Retail - Home Furnishings - 0.7%
             6,950    Nitori Company, Ltd.                                                                                   332,280
Retail - Hypermarkets - 0.1%
            32,000    Wumart Stores, Inc. ***,oo                                                                              26,738
Retail - Major Department Stores - 3.3%
             8,384    KarstadtQuelle A.G.*                                                                                   324,748
            78,183    Pantaloon Retail India, Ltd.                                                                           751,707
             2,365    Sears Holdings Corp.*,**                                                                               451,502
                                                                                                                           1,527,957
Retail - Miscellaneous/Diversified - 0.7%
            19,100    AEON Company, Ltd.                                                                                     349,703
Retail - Regional Department Stores - 4.8%
           107,865    Retail Ventures, Inc.*,**                                                                            2,198,289
Semiconductor Components/Integrated Circuits - 4.4%
            70,145    Cypress Semiconductor Corp.*,**                                                                      1,600,710
            18,395    Marvell Technology Group, Ltd.*,**                                                                     296,711
            30,060    Vimicro International Corp. (ADR)*,**                                                                  166,532
                                                                                                                           2,063,953
Television - 0.8%
            34,565    British Sky Broadcasting Group PLC                                                                     395,839
Transportation - Equipment and Leasing - 0.3%
             3,205    GATX Corp.**                                                                                           157,077
Transportation - Services - 3.0%
           492,000    Integrated Distribution Services Group, Ltd.**                                                       1,383,892
Transportation - Truck - 0.3%
             2,730    Con-Way, Inc.                                                                                          149,140
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $64,180,526)                                                                                     68,517,774
------------------------------------------------------------------------------------------------------------------------------------
Purchased Options - Calls - 1.6%
               181    AGCO Corp., expires May 2007
                           exercise price $45.00                                                                              11,765
               500    Coca Cola Co., expires January 2009
                           exercise price $50.00                                                                             315,000
                65    McDonalds Corp., expires January 2009
                           exercise price $50.00                                                                              33,150
                46    St. Joe Co., expires January 2008
                           exercise price $60.00                                                                              22,540
               250    Sturm Ruger and Company, Inc., expires October 2007
                           exercise price $10.00                                                                              92,500
                53    USG Corp., expires January 2008
                           exercise price $25.00                                                                             118,720
                38    Weyerhaeuser Co., expires January 2008
                           exercise price $50.00                                                                             118,180
               105    Weyerhaeuser Co., expires January 2008
                           exercise price $85.00                                                                              52,500
------------------------------------------------------------------------------------------------------------------------------------
Total Purchased Options - Calls (Premiums paid $700,757)                                                                     764,355
------------------------------------------------------------------------------------------------------------------------------------

Purchased Options - Puts - 0.2%
                33    Buffalo Wild Wings, Inc., expires May 2007
                           exercise price $60.00                                                                               4,290
                74    Dean Foods Co., expires September 2007
                           exercise price $40.00                                                                              30,340
                22    ICICI Bank, Ltd. (ADR), expires May 2007
                           exercise price $40.00                                                                               1,870
                41    S&P 500(R) Depositary Receipt, expires June 2007
                           exercise price $17.40                                                                              55,760
                67    Wendy's International, Inc., expires September 2007
                           exercise price $35.00                                                                               6,700
------------------------------------------------------------------------------------------------------------------------------------
Total Purchased Options - Puts (Premiums paid $133,255)                                                                       98,960
------------------------------------------------------------------------------------------------------------------------------------
Short-Term U.S. Government Agencies - 24.3%
   $    11,400,000    Federal Home Loan Bank System, 5.06%, 5/1/07 (amortized cost $11,400,000)                           11,400,000
------------------------------------------------------------------------------------------------------------------------------------
Securities Sold Short - (72.5)%

Common Stock - (72.5)%
Airlines - (1.9)%
           442,000    Air China, Ltd. (U.S. Shares)                                                                        (298,455)
            59,670    ExpressJet Holdings, Inc.*                                                                           (356,230)
            22,685    JetBlue Airways Corp.*                                                                               (224,808)
                                                                                                                           (879,493)
Automotive - Truck Parts and Equipment - Original - (2.1)%
            46,930    ArvinMeritor, Inc.                                                                                   (969,104)
Beverages - Non-Alcoholic - (2.7)%
             5,376    Cott Corp. (U.S. Shares)*                                                                             (87,038)
            48,480    Jones Soda Co.*                                                                                    (1,192,123)
                                                                                                                         (1,279,161)
Brewery - (0.6)%
             5,740    Anheuser-Busch Companies, Inc.                                                                       (282,351)
Building - Mobile Home and Manufactured Homes - (2.0)%
            60,500    Monaco Coach Corp.                                                                                   (927,465)
Building and Construction - Miscellaneous - (0.9)%
            10,970    Layne Christensen Co.*                                                                               (415,434)
Building Products - Doors and Windows - (0.1)%
             6,031    PGT, Inc.*                                                                                            (62,119)
Cellular Telecommunications - (0.6)%
            43,940    Kongzhong Corp. (ADR)*                                                                               (293,080)
Commercial Banks - (1.8)%
           277,000    Bank of China, Ltd. (U.S. Shares)*                                                                   (137,877)
            24,967    Corus Bankshares, Inc.                                                                               (419,695)
            16,420    Popular, Inc.                                                                                        (276,020)
                                                                                                                           (833,592)
Commercial Services - Finance - (0.9)%
            16,260    Heartland Payment Systems, Inc.                                                                      (405,362)
Distribution/Wholesale - (0.3)%
             9,913    Corporate Express                                                                                    (133,236)
Diversified Operations - (0.8)%
            88,900    Bombardier, Inc. (U.S. Shares)*                                                                      (366,268)
Electronics - Military - (1.8)%
            35,229    Safran S.A. (U.S. Shares)                                                                            (851,074)
Finance - Auto Loans - (0.3)%
             6,265    AmeriCredit Corp.*                                                                                   (158,066)
Financial Guarantee Insurance - (0.5)%
             5,139    Triad Guaranty, Inc.*                                                                                (227,195)
Food - Dairy Products - (0.8)%
            10,580    Dean Foods Co.*                                                                                      (385,429)
Food - Meat Products - (0.7)%
            14,855    Tyson Foods, Inc. - Class A                                                                          (311,361)
Food - Wholesale/Distribution - (0.6)%
             9,210    United Natural Foods, Inc.*                                                                          (287,260)
Home Furnishings - (0.7)%
            12,695    Tempur-Pedic International, Inc.                                                                     (329,689)
Human Resources - (0.4)%
             7,525    AMN Healthcare Services, Inc.*                                                                       (183,234)
Investment Companies - (15.0)%
            10,400    iShares Dow Jones US Broker-Dealers Index Fund                                                       (570,232)
             8,400    iShares Dow Jones US Home Construction Index Fund                                                    (303,660)
             3,110    iShares MSCI Brazil Index Fund                                                                       (163,462)
            15,500    iShares MSCI Emerging Markets Index                                                                (1,873,020)
            45,000    iShares MSCI India ETF (U.S. Shares)*                                                                (274,696)
             1,260    iShares Russell 1000 Growth Index Fund                                                                (73,370)
             8,300    iShares Russell 2000 Growth Index Fund                                                               (685,912)
             3,200    iShares Russell 2000 Index Fund                                                                      (258,592)
             2,700    iShares Russell 2000 Value Index Fund                                                                (220,185)
             5,500    KBW Regional Banking ETF                                                                             (259,325)
             4,210    Materials Select Sector SPDR Trust                                                                   (162,590)
             4,900    PowerShares Dynamic Consumer Discretionary Sector Portfolio                                          (140,238)
             7,500    PowerShares Dynamic Leisure and Entertainment Portfolio                                              (137,625)
            24,800    PowerShares Dynamic Retail Portfolio                                                                 (497,736)
             3,000    Retail HOLDRs Trust                                                                                  (309,990)
             5,300    Semiconductor HOLDRs Trust                                                                           (193,980)
               475    Standard and Poor's Depositary Receipts                                                               (70,437)
            19,205    streetTRACKS SPDR Homebuilders ETF                                                                   (656,043)
             2,400    Vanguard Telecommunication Services VIPERs                                                           (186,072)
                                                                                                                         (7,037,165)
Machinery - Farm - (3.7)%
            41,060    AGCO Corp.*                                                                                        (1,713,434)
Medical - Biomedical and Genetic - (3.7)%
           155,585    Millennium Pharmaceuticals, Inc.*                                                                  (1,723,882)
Medical Products - (2.9)%
            28,810    Accuray, Inc.*                                                                                       (679,916)
            16,755    Artes Medical, Inc.*                                                                                 (149,454)
            22,475    Zoll Medical Corp.*                                                                                  (543,221)
                                                                                                                         (1,372,591)
Multi-Line Insurance - (0.3)%
             2,645    Allstate Corp.                                                                                       (164,836)
Office Furnishings - Original - (0.5)%
            11,910    Steelcase, Inc.                                                                                      (232,483)
Oil Companies - Exploration and Production - (1.0)%
             8,060    Murphy Oil Corp.                                                                                     (446,846)
Physical Therapy and Rehabilitation Centers - (0.5)%
             7,080    Psychiatric Solutions, Inc.*                                                                         (248,296)
Property and Casualty Insurance - (1.9)%
             4,085    Infinity Property & Casualty Corp.                                                                   (189,993)
            14,755    QBE Insurance Group, Ltd. (U.S. Shares)                                                              (374,537)
             4,655    SAFECO Corp.                                                                                         (310,675)
                                                                                                                           (875,205)
Radio - (0.8)%
            52,575    Westwood One, Inc.                                                                                   (358,036)
Real Estate Operating/Development - (0.5)%
            47,000    Hongkong Land Holdings, Ltd. (U.S. Shares)                                                           (218,700)
Recreational Centers - (0.7)%
             6,545    Life Time Fitness, Inc.*                                                                             (336,413)
Respiratory Products - (0.6)%
             6,870    ResMed, Inc.*                                                                                        (290,326)
Retail - Apparel and Shoe - (4.6)%
            55,005    DSW, Inc. - Class A*                                                                               (2,131,994)
Retail - Pawn Shops - (1.1)%
            33,589    EXCORP, Inc.*                                                                                        (508,873)
Retail - Restaurants - (6.8)%
            14,040    BJ's Restaurants, Inc.*                                                                              (289,084)
            15,440    O'Charley's, Inc.*                                                                                   (325,938)
            31,203    P.F. Chang's China Bistro, Inc.*                                                                   (1,193,515)
            38,900    Steak n Shake Co.*                                                                                   (629,013)
            20,250    Wendy's International, Inc.                                                                          (763,425)
                                                                                                                         (3,200,975)
Retail - Sporting Goods - (2.5)%
            49,570    Cabela's, Inc.*                                                                                    (1,175,800)
Savings/Loan/Thrifts - (1.5)%
             2,455    Downey Financial Corp.                                                                               (164,363)
             2,705    FirstFed Financial Corp.*                                                                            (166,303)
             8,640    Washington Mutual, Inc.                                                                              (362,707)
                                                                                                                           (693,373)
Steel Pipe and Tube - (0.7)%
            21,940    Mueller Water Products                                                                               (315,936)
Telecommunication Services - (0.6)%
            96,030    Vonage Holdings Corp.*                                                                               (294,812)
Textile-Home Furnishings - (1.0)%
             5,310    Mohawk Industries, Inc.*                                                                             (478,750)
Travel Services - (0.5)%
             6,185    Ambassadors International, Inc.                                                                      (253,090)
Web Portals/Internet Service Providers - (0.6)%
            39,710    EarthLink, Inc.*                                                                                     (304,179)

------------------------------------------------------------------------------------------------------------------------------------
Total Securities Sold Short (proceeds $34,229,353)                                                                 $    (33,955,968)
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $42,185,185) - 100%                                                                  $      46,825,121
------------------------------------------------------------------------------------------------------------------------------------

              Geographic Summary of Investments - (Long Positions)
                           April 30, 2007 (unaudited)

Country                                                  Value   % of Investment
                                                                      Securities
--------------------------------------------------------------------------------
Australia                                   $        1,428,173              1.7%
Belgium                                              1,023,168              1.2%
Bermuda                                                894,315              1.2%
Brazil                                               1,661,060              2.1%
Canada                                               1,701,637              2.1%
Cayman Islands                                         330,637              0.4%
China                                                  879,368              1.0%
Germany                                              1,289,574              1.6%
Hong Kong                                            1,996,244              2.5%
India                                                4,299,111              5.3%
Japan                                                5,103,679              6.3%
Malaysia                                             1,664,450              2.1%
Mexico                                                 794,560              1.0%
Singapore                                              424,757              0.5%
South Africa                                           343,747              0.4%
South Korea                                             18,924              0.0%
Spain                                                  382,603              0.5%
Switzerland                                            811,531              1.0%
United Kingdom                                       2,602,404              3.3%
United States++                                     53,131,147             65.8%
--------------------------------------------------------------------------------
Total                                       $       80,781,089            100.0%
                                            ==================            =====

++    Includes Short-Term Securities (41.5% excluding Short-Term Securities).


              Geographic Summary of Investments - (Short Positions)
                           April 30, 2007 (unaudited)

Country                                                  Value   % of Securities
                                                                      Sold Short
--------------------------------------------------------------------------------
Australia                                   $        (374,537)              1.1%
Canada                                               (453,306)              1.3%
Cayman Islands                                       (293,080)              0.9%
China                                                (436,332)              1.3%
France                                               (851,074)              2.5%
Netherlands                                          (133,236)              0.4%
Puerto Rico                                          (276,020)              0.8%
Singapore                                            (493,396)              1.5%
United States                                     (30,644,987)             90.2%
--------------------------------------------------------------------------------
Total                                       $     (33,955,968)            100.0%
                                            =================             =====

Total Return Equity Swaps outstanding at April 30, 2007 (unaudited)

                                                                                                                      Unrealized
                                                                                           Expiration    Notional     Appreciation/
Counterparty           Received by Fund              Paid by Fund                            Date          Amount     (Depreciation)
------------------------------------------------------------------------------------------------------------------------------------
                       Value of total return of
                       Korean Air Lines Company,     1-month USD-LIBOR less 300 basis
Morgan Stanley Co.     Ltd.                          points                                 1/19/10      $    4,660         (48,021)
                       Value of total return of
                       Silicon Integrated Systems    1-month USD-LIBOR less 400 basis
Morgan Stanley Co.     Corp.                         points                                 3/19/10      $  167,000           8,187
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                              Total   $     (39,834)

                                                                      Value
--------------------------------------------------------------------------------
Schedule of Written Options - Calls
       Companhia Vale do Rio Doce (ADR)
        expires May 2007
        10 contracts
        exercise price $42.50.............................     $           (550)

       ICICI Bank, Ltd. (ADR)
        expires May 2007
        43 contracts
        exercise price $45.00.............................                 (860)

       SLM Corp.
        expires June 2007
        40 contracts
        exercise price $55.00.............................               (3,200)

       St. Joe Co.
        expires January 2008
        46 contracts
        exercise price $70.00.............................               (8,510)

       Sirona Dental Systems, Inc.
        expires June 2007
        15 contracts
        exercise price $45.00.............................                 (150)

       Spansion, Inc. - Class A
        expires July 2007
        39 contracts
        exercise price $17.50.............................                 (195)

       Weyerhaeuser Co.
        expires January 2008
        210 contracts
        exercise price $95.00.............................              (42,000)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Total Written Options - Calls
       (Premiums received $47,698)                             $        (55,465)

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Schedule of Written Options - Puts
       Buffalo Wild Wings, Inc.
        expires May 2007
        66 contracts
        exercise price $55.00.............................     $         (1,650)

       S&P 500(R) Depositary Receipt
        expires June 2007
        41 contracts
        exercise price $4.50..............................              (14,760)

       St. Joe Co.
        expires September 2007
        49 contracts
        exercise price $50.00.............................               (7,840)

       Weyerhaeuser Co.
        expires January 2008
        105 contracts
        exercise price $60.00.............................              (12,075)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Total Written Options - Puts
        (Premiums received $48,974)                            $        (36,325)

--------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

ETF               Exchange Traded Fund

PLC               Public Limited Company

REIT              Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*                 Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, short sales, option contracts, and/or securities with extended settlement dates.

***               Security is illiquid.

ss. Schedule of Fair Valued Securities (as of April 30, 2007)

--------------------------------------------------------------------------------
                                                              Value as a % of
                                              Value        Investment Securities
--------------------------------------------------------------------------------
Wumart Stores, Inc.                      $         26,738                   0.1%
--------------------------------------------------------------------------------
Securities are valued at "fair value" pursuant to procedures adopted by the Fund's Trustees. The Schedule of Fair Valued Securities does not include international equity securities fair valued pursuant to a systematic fair valuation model.
--------------------------------------------------------------------------------

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales and/or securities with extended settlement dates as of April 30, 2007 are noted below.

Fund                                                            Aggregate Value
--------------------------------------------------------------------------------
Janus Adviser Long/Short Fund                                   $     27,162,255
--------------------------------------------------------------------------------

Janus Adviser Mid Cap Growth Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 85.0%
Advertising Sales - 2.3%
            50,842    Lamar Advertising Co.*                                                                       $       3,067,806
Aerospace and Defense - 1.4%
            24,320    Embraer-Empresa Brasileira de Aeronautica S.A. (ADR)#                                                1,140,851
            20,390    Spirit Aerosystems Holdings, Inc.*                                                                     644,936
                                                                                                                           1,785,787
Aerospace and Defense - Equipment - 0.3%
             4,800    Alliant Techsystems, Inc.*,#                                                                           447,024
Agricultural Chemicals - 2.2%
            16,100    Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                                               2,890,272
Airlines - 1.0%
            28,300    Ryanair Holdings PLC (ADR)*,#                                                                        1,320,761
Batteries and Battery Systems - 0.6%
             7,595    Energizer Holdings, Inc.*,#                                                                            738,082
Beverages - Wine and Spirits - 0.6%
            48,515    C&C Group PLC                                                                                          814,594
Building - Mobile Home and Manufactured Homes - 0.3%
             9,960    Thor Industries, Inc.#                                                                                 396,707
Building - Residential and Commercial - 0.9%
             1,375    NVR, Inc.*,#                                                                                         1,133,000
Building and Construction Products - Miscellaneous - 0.5%
            12,910    USG Corp.*,#                                                                                           595,797
Casino Hotels - 1.2%
            45,345    Melco PBL Entertainment (Macau), Ltd. (ADR)*,#                                                         789,910
             8,335    Station Casinos, Inc.                                                                                  725,145
                                                                                                                           1,515,055
Casino Services - 1.2%
            46,175    Scientific Games Corp. - Class A*                                                                    1,537,166
Cellular Telecommunications - 1.6%
            20,185    MetroPCS Communications, Inc.*                                                                         566,189
            19,120    N.I.I. Holdings, Inc.*                                                                               1,467,460
                                                                                                                           2,033,649
Commercial Banks - 0.4%
            10,270    SVB Financial Group*,#                                                                                 526,029
Commercial Services - 1.4%
             9,930    CoStar Group, Inc.*                                                                                    484,683
            46,140    Iron Mountain, Inc.*,#                                                                               1,296,534
                                                                                                                           1,781,217
Commercial Services - Finance - 1.6%
             9,100    Equifax, Inc.                                                                                          362,180
            23,275    Jackson Hewitt Tax Service, Inc.                                                                       641,925
            15,995    Moody's Corp.                                                                                        1,057,589
                                                                                                                           2,061,694
Computer Services - 2.0%
            47,395    Ceridian Corp.*                                                                                      1,600,055
            25,280    IHS, Inc. - Class A*                                                                                 1,045,075
                                                                                                                           2,645,130
Computers - 0.9%
            11,695    Apple, Inc.*                                                                                         1,167,161
Consulting Services - 1.1%
             9,395    Corporate Executive Board Co.#                                                                         597,898
            33,810    Gartner Group, Inc.*                                                                                   853,026
                                                                                                                           1,450,924
Containers - Metal and Glass - 4.1%
            58,725    Ball Corp.                                                                                           2,976,771
            85,205    Owens-Illinois, Inc.*                                                                                2,563,819
                                                                                                                           5,540,590
Data Processing and Management - 2.0%
            22,155    Global Payments, Inc.                                                                                  841,447
            20,090    NAVTEQ Corp.*,#                                                                                        710,382
            29,817    Paychex, Inc.                                                                                        1,106,211
                                                                                                                           2,658,040
Dental Supplies and Equipment - 0.6%
            21,880    Sirona Dental Systems, Inc.*,#                                                                         722,259
Diagnostic Kits - 1.5%
            40,275    Dade Behring Holdings, Inc.                                                                          1,977,905
Distribution/Wholesale - 1.1%
            81,800    Esprit Holdings, Ltd.                                                                                  989,948
           156,200    Li & Fung, Ltd.                                                                                        480,862
                                                                                                                           1,470,810
Diversified Operations - 0.5%
         2,079,140    Polytec Asset Holdings, Ltd.*, ss.                                                                     637,735
E-Commerce/Services - 0.4%
            13,775    IAC/InterActiveCorp*,#                                                                                 525,103
Electric Products - Miscellaneous - 0.9%
            33,527    AMETEK, Inc.                                                                                         1,216,360
Electronic Components - Semiconductors - 1.3%
            24,600    International Rectifier Corp.*,#                                                                       867,887
            15,770    Microchip Technology, Inc.                                                                             636,162
            10,775    SiRF Technology Holdings, Inc.*                                                                        261,402
                                                                                                                           1,765,451
Electronic Measuring Instruments - 0.8%
            35,900    Trimble Navigation, Ltd.*                                                                            1,029,612
Entertainment Software - 1.5%
            76,163    Activision, Inc.*                                                                                    1,523,260
             8,310    Electronic Arts, Inc.*                                                                                 418,907
                                                                                                                           1,942,167
Fiduciary Banks - 0.7%
            14,715    Northern Trust Corp.                                                                                   926,309
Finance - Consumer Loans - 0.7%
            32,785    Nelnet, Inc. - Class A#                                                                                881,589
Finance - Investment Bankers/Brokers - 0.3%
            15,895    optionsXpress Holdings, Inc.                                                                           392,289
Finance - Other Services - 1.0%
             2,640    Chicago Mercantile Exchange Holdings, Inc.#                                                          1,364,220
Food - Canned - 0.7%
            31,589    TreeHouse Foods, Inc.*                                                                                 952,092
Human Resources - 0.2%
             8,495    Robert Half International, Inc.                                                                        282,884
Independent Power Producer - 0.7%
            12,380    NRG Energy, Inc.*                                                                                      977,525
Industrial Automation and Robotics - 0.4%
             7,744    Rockwell Automation, Inc.                                                                              461,078
Instruments - Controls - 0.5%
             6,665    Mettler-Toledo International, Inc.*                                                                    650,637
Instruments - Scientific - 1.1%
            27,607    Thermo Electron Corp.*                                                                               1,437,220
Investment Management and Advisory Services - 3.3%
            23,310    National Financial Partners Corp.                                                                    1,073,892
            67,760    T. Rowe Price Group, Inc.                                                                            3,366,318
                                                                                                                           4,440,210
Machinery - General Industrial - 0.2%
           608,000    Shanghai Electric Group Company, Ltd.                                                                  259,260
Machinery - Pumps - 0.4%
            13,690    Graco, Inc.                                                                                            540,755
Medical - Biomedical and Genetic - 2.3%
            50,175    Celgene Corp.*                                                                                       3,068,703
Medical - HMO - 1.7%
            37,430    Coventry Health Care, Inc.*                                                                          2,164,577
Medical - Nursing Homes - 1.0%
            20,410    Manor Care, Inc.                                                                                     1,324,405
Medical Instruments - 0.9%
             2,735    Intuitive Surgical, Inc.*                                                                              354,620
            16,730    Kyphon, Inc.*,#                                                                                        779,785
                                                                                                                           1,134,405
Medical Labs and Testing Services - 0.3%
             7,435    Covance, Inc.*                                                                                         449,818
Medical Products - 0.5%
            14,195    Varian Medical Systems, Inc.*                                                                          599,171
Metal Processors and Fabricators - 1.2%
            14,765    Precision Castparts Corp.                                                                            1,537,184
Multi-Line Insurance - 0.9%
            20,655    Assurant, Inc.                                                                                       1,188,282
Networking Products - 0.4%
            22,360    Juniper Networks, Inc.*                                                                                499,970
Oil and Gas Drilling - 0.6%
            24,665    Nabors Industries, Ltd.*                                                                               792,240
Oil Companies - Exploration and Production - 3.1%
            14,555    Chesapeake Energy Corp.#                                                                               491,231
            40,525    EOG Resources, Inc.                                                                                  2,976,157
            21,340    Forest Oil Corp.*                                                                                      752,022
                                                                                                                           4,219,410
Physician Practice Management - 0.6%
            14,550    Pediatrix Medical Group, Inc.*                                                                         830,078
Property and Casualty Insurance - 0.5%
            20,790    W. R. Berkley Corp.                                                                                    675,467
Publishing - Periodicals - 0.3%
            44,555    Playboy Enterprises, Inc. - Class B*,#                                                                 436,193
Racetracks - 1.1%
            29,255    Penn National Gaming, Inc.*                                                                          1,414,187
Real Estate Management/Services - 0.6%
            21,725    CB Richard Ellis Group, Inc.*                                                                          735,391
Real Estate Operating/Development - 0.9%
            21,340    St. Joe Co.#                                                                                         1,208,484
Recreational Vehicles - 0.5%
            12,595    Polaris Industries, Inc.#                                                                              636,425
Reinsurance - 1.1%
               412    Berkshire Hathaway, Inc. - Class B*                                                                  1,494,736
REIT - Mortgages - 0.9%
            44,907    CapitalSource, Inc.#                                                                                 1,157,253
Respiratory Products - 1.4%
            45,285    Respironics, Inc.*                                                                                   1,845,817
Retail - Apparel and Shoe - 2.0%
            17,250    Abercrombie & Fitch Co. - Class A                                                                    1,408,635
             9,515    J. Crew Group, Inc.*,#                                                                                 385,262
            14,115    Nordstrom, Inc.                                                                                        775,196
                                                                                                                           2,569,093
Retail - Gardening Products - 0.6%
            14,230    Tractor Supply Co.*,#                                                                                  736,260
Retail - Office Supplies - 1.6%
            16,435    Office Depot, Inc.*                                                                                    552,545
            60,387    Staples, Inc.                                                                                        1,497,597
                                                                                                                           2,050,142
Schools - 0.4%
            11,327    Apollo Group, Inc. - Class A*                                                                          535,767
Semiconductor Components/Integrated Circuits - 2.3%
            90,020    Cypress Semiconductor Corp.*                                                                         2,054,257
            55,665    Marvell Technology Group, Ltd.*                                                                        897,876
                                                                                                                           2,952,133
Telecommunication Equipment - 0.7%
            18,840    CommScope, Inc.*,#                                                                                     878,886
Telecommunication Services - 1.5%
            31,465    Amdocs, Ltd. (U.S. Shares)*                                                                          1,156,338
            40,375    Time Warner Telecom, Inc. - Class A*                                                                   827,688
                                                                                                                           1,984,026
Therapeutics - 1.8%
            18,725    Gilead Sciences, Inc.*                                                                               1,530,207
            33,735    MannKind Corp.*,#                                                                                      490,507
             5,110    United Therapeutics Corp.*                                                                             285,700
                                                                                                                           2,306,414
Toys - 0.6%
            27,395    Marvel Entertainment, Inc.*                                                                            808,974
Transportation - Equipment and Leasing - 0.4%
             9,715    GATX Corp.#                                                                                            476,132
Transportation - Marine - 0.3%
             8,420    Alexander & Baldwin, Inc.                                                                              450,049
Transportation - Railroad - 0.8%
            20,600    Canadian National Railway Co. (U.S. Shares)                                                          1,034,944
Transportation - Services - 1.3%
            17,420    C.H. Robinson Worldwide, Inc.#                                                                         931,273
            16,970    Expeditors International of Washington, Inc.                                                           709,346
                                                                                                                           1,640,619
Transportation - Truck - 0.6%
            16,575    Landstar System, Inc.                                                                                  800,738
Web Hosting/Design - 0.7%
            10,890    Equinix, Inc.*,#                                                                                       908,988
Wireless Equipment - 2.2%
            83,250    Crown Castle International Corp.*                                                                    2,858,805
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $72,196,172)                                                                                    111,364,121
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 3.3%
         2,159,502    Janus Institutional Cash Management Fund - Institutional Shares, 5.32%                               2,159,502
         2,210,003    Janus Institutional Money Market Fund - Institutional Shares, 5.26%                                  2,210,003
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $4,369,505)                                                                                      4,369,505
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 11.7%
        15,043,724    State Street Navigator Securities Lending Prime Portfolio+                                          15,043,724
           366,907    U.S. Treasury Notes/Bonds+                                                                             366,907
------------------------------------------------------------------------------------------------------------------------------------
Total Other Securities (cost $15,410,631)                                                                                 15,410,631
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $91,976,308) - 100%                                                                  $     131,144,257
------------------------------------------------------------------------------------------------------------------------------------

              Geographic Summary of Investments - (Long Positions)
                           April 30, 2007 (unaudited)

Country                                                 Value    % of Investment
                                                                      Securities
--------------------------------------------------------------------------------
Bermuda                                             3,160,926               2.4%
Brazil                                              1,140,851               0.9%
Canada                                              3,925,216               3.0%
Cayman Islands                                        637,735               0.5%
China                                                 259,260               0.2%
Hong Kong                                             789,910               0.6%
Ireland                                             2,135,355               1.6%
United Kingdom                                      1,156,338               0.9%
United States++                                   117,938,666              89.9%
--------------------------------------------------------------------------------
Total                                      $      131,144,257             100.0%
                                           ==================             =====

++ Includes Short-Term Securities and Other Securities (74.9% excluding Short-Term Securities and Other Securities).


Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

REIT              Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.


*                 Non-income-producing security.
# Loaned security; a portion or all of the security is on loan as of April 30, 2007.
+ The security is purchased with the cash collateral received from securities on loan.


ss. Schedule of Restricted and Illiquid Securities (as of April 30, 2007)

                                                                                          Value as a %
                                            Acquisition   Acquisition                    of Investment
                                                Date           Cost           Value         Securities
--------------------------------------------------------------------------------------------------------
Polytec Asset Holdings, Ltd.                  5/5/06      $    536,552     $   637,735           0.5%
--------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of April 30, 2007. The issuer incurs registration costs.

Janus Adviser Mid Cap Value Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 84.7%
Agricultural Chemicals - 1.0%
            82,400    Agrium, Inc. (U.S. Shares)                                                                   $       3,191,352
           107,400    Mosaic Co.*,#                                                                                        3,168,300
                                                                                                                           6,359,652
Airlines - 1.1%
           462,000    Southwest Airlines Co.#                                                                              6,629,700
Apparel Manufacturers - 0.2%
            28,800    Liz Claiborne, Inc.                                                                                  1,287,936
Applications Software - 0.3%
            57,700    Intuit, Inc.*                                                                                        1,641,565
Automotive - Truck Parts and Equipment - Original - 0.4%
            33,300    Magna International, Inc. - Class A (U.S. Shares)                                                    2,635,695
52,100    PepsiCo, Inc.
            52,100    PepsiCo, Inc.                                                                                        3,443,289
Brewery - 0.3%
            22,100    Molson Coors Brewing Co. - Class B                                                                   2,083,588
Broadcast Services and Programming - 0.2%
            38,400    Clear Channel Communications, Inc.                                                                   1,360,512
Building - Residential and Commercial - 0.9%
            88,400    D.R. Horton, Inc.                                                                                    1,960,712
            57,300    Pulte Homes, Inc.                                                                                    1,541,370
            75,600    Toll Brothers, Inc.*,#                                                                               2,251,368
                                                                                                                           5,753,450
Cellular Telecommunications - 0.5%
            44,200    ALLTEL Corp.                                                                                         2,770,898
Chemicals - Diversified - 0.9%
            35,600    E.I. du Pont de Nemours and Co.                                                                      1,750,452
           194,600    Huntsman Corp.#                                                                                      3,814,160
                                                                                                                           5,564,612
Chemicals - Specialty - 1.3%
           216,600    Chemtura Corp.                                                                                       2,389,098
            57,800    International Flavors & Fragrances, Inc.                                                             2,813,126
            50,000    Lubrizol Corp.                                                                                       2,997,000
                                                                                                                           8,199,224
Coal - 0.5%
            80,000    Arch Coal, Inc.#                                                                                     2,885,600
Commercial Banks - 3.7%
           121,000    Bank of Hawaii Corp.                                                                                 6,400,900
           189,500    Colonial BancGroup, Inc.#                                                                            4,559,370
            79,600    Cullen/Frost Bankers, Inc.                                                                           4,073,132
            85,100    Synovus Financial Corp.#                                                                             2,685,756
           192,400    Valley National Bancorp#                                                                             4,881,188
                                                                                                                          22,600,346
Computers - Integrated Systems - 1.1%
           135,000    Diebold, Inc.#                                                                                       6,435,450
Computers - Memory Devices - 0.3%
            93,700    Western Digital Corp.*                                                                               1,656,616
Consumer Products - Miscellaneous - 0.4%
            33,400    Kimberly-Clark Corp.                                                                                 2,377,078
Containers - Metal and Glass - 0.7%
            90,000    Ball Corp.                                                                                           4,562,100
Cosmetics and Toiletries - 0.6%
            60,000    Procter & Gamble Co.                                                                                 3,858,600
Data Processing and Management - 1.1%
           108,200    First Data Corp.                                                                                     3,505,680
            62,700    Fiserv, Inc.*                                                                                        3,333,759
                                                                                                                           6,839,439
Diagnostic Equipment - 0.1%
            12,750    Cytyc Corp.*                                                                                           449,183
Distribution/Wholesale - 1.9%
            59,100    Genuine Parts Co.                                                                                    2,920,131
           150,000    Tech Data Corp.*                                                                                     5,331,000
            39,200    W.W. Grainger, Inc.                                                                                  3,238,704
                                                                                                                          11,489,835
Diversified Operations - 1.8%
            34,300    Dover Corp.                                                                                          1,650,516
            85,200    General Electric Co.                                                                                 3,140,472
            84,300    Illinois Tool Works, Inc.                                                                            4,325,433
            51,700    Tyco International, Ltd. (U.S. Shares)                                                               1,686,971
                                                                                                                          10,803,392
Electric - Integrated - 2.4%
           140,000    DPL, Inc.#                                                                                           4,389,000
           157,600    PPL Corp.                                                                                            6,872,936
            42,300    Public Service Enterprise Group, Inc.                                                                3,656,835
                                                                                                                          14,918,771
Electronic Components - Miscellaneous - 0.8%
           300,000    Vishay Intertechnology, Inc.*                                                                        4,995,000
Electronic Components - Semiconductors - 1.2%
           164,900    OmniVision Technologies, Inc.*,#                                                                     2,229,448
           167,800    QLogic Corp.*                                                                                        3,000,264
            75,700    Xilinx, Inc.#                                                                                        2,231,636
                                                                                                                           7,461,348
Electronic Connectors - 0.8%
            90,000    Thomas & Betts Corp.*                                                                                4,903,200
Electronic Measuring Instruments - 0.8%
           140,000    Agilent Technologies, Inc.*                                                                          4,811,800
Engineering - Research and Development Services - 1.0%
           144,600    URS Corp.*                                                                                           6,319,020
Engines - Internal Combustion - 0.3%
            64,900    Briggs & Stratton Corp.#                                                                             1,925,583
E-Services/Consulting - 0.5%
           127,700    Websense, Inc.*                                                                                      3,155,467
Fiduciary Banks - 1.1%
            40,700    State Street Corp.                                                                                   2,803,009
           101,700    Wilmington Trust Corp.                                                                               4,114,782
                                                                                                                           6,917,791
Food - Confectionary - 0.9%
            46,900    Hershey Foods Corp.                                                                                  2,577,624
            47,300    J.M. Smucker Co.#                                                                                    2,640,286
                                                                                                                           5,217,910
Food - Diversified - 1.3%
            73,300    General Mills, Inc.                                                                                  4,390,670
            22,200    H.J. Heinz Co.                                                                                       1,045,842
            80,200    Kraft Foods, Inc. - Class A                                                                          2,684,294
                                                                                                                           8,120,806
Gas - Distribution - 0.4%
            84,300    Southern Union Co.                                                                                   2,567,778
Gold Mining - 0.8%
           120,000    Newmont Mining Corp.                                                                                 5,004,000
Hotels and Motels - 1.1%
           100,000    Hilton Hotels Corp.                                                                                  3,400,000
            45,000    Starwood Hotels & Resorts Worldwide, Inc.                                                            3,015,900
                                                                                                                           6,415,900
Instruments - Scientific - 1.5%
            63,600    Applera Corp. - Applied Biosystems Group                                                             1,986,864
           149,100    PerkinElmer, Inc.                                                                                    3,608,220
            72,800    Thermo Electron Corp.*                                                                               3,789,968
                                                                                                                           9,385,052
Internet Infrastructure Equipment - 0.7%
           162,500    Avocent Corp.*                                                                                       4,551,625
Investment Management and Advisory Services - 3.6%
           130,900    AllianceBernstein Holding L.P.#                                                                     11,906,664
            48,200    Legg Mason, Inc.                                                                                     4,780,958
           209,000    Waddell & Reed Financial, Inc. - Class A                                                             5,061,980
                                                                                                                          21,749,602
Life and Health Insurance - 1.1%
            57,400    AFLAC, Inc.                                                                                          2,946,916
            85,000    Protective Life Corp.                                                                                3,986,500
                                                                                                                           6,933,416
Linen Supply and Related Items - 0.4%
            60,000    Cintas Corp.                                                                                         2,248,200
Machinery - Construction and Mining - 0.5%
            58,500    Joy Global, Inc.                                                                                     2,961,855
Machinery - Farm - 0.7%
            37,700    Deere & Co.                                                                                          4,124,380
Medical - Biomedical and Genetic - 0.9%
            45,300    Charles River Laboratories International, Inc.*                                                      2,145,408
            47,200    Invitrogen Corp.*                                                                                    3,090,184
                                                                                                                           5,235,592
Medical - Drugs - 1.8%
            47,900    Eli Lilly and Co.                                                                                    2,832,327
           110,000    Endo Pharmaceuticals Holdings, Inc.*                                                                 3,403,400
            85,000    Wyeth                                                                                                4,717,500
                                                                                                                          10,953,227
Medical - Generic Drugs - 0.6%
            33,000    Barr Pharmaceuticals, Inc.*                                                                          1,595,880
            94,400    Perrigo Co.                                                                                          1,793,600
                                                                                                                           3,389,480
Medical - HMO - 0.9%
            45,100    Coventry Health Care, Inc.*                                                                          2,608,133
            55,000    Health Net, Inc.*,#                                                                                  2,973,300
                                                                                                                           5,581,433
Medical Instruments - 0.8%
            26,600    Beckman Coulter, Inc.#                                                                               1,670,746
            75,000    St. Jude Medical, Inc.*                                                                              3,209,250
                                                                                                                           4,879,996
Medical Labs and Testing Services - 0.4%
            28,600    Laboratory Corporation of America Holdings*                                                          2,257,684
Medical Products - 0.5%
            41,400    Biomet, Inc.                                                                                         1,788,480
            29,400    Cooper Companies, Inc.#                                                                              1,502,340
                                                                                                                           3,290,820
Metal - Aluminum - 0.3%
            45,000    Alcoa, Inc.                                                                                          1,597,050
Multi-Line Insurance - 1.0%
           297,000    Old Republic International Corp.                                                                     6,317,190
Networking Products - 0.5%
            78,800    Foundry Networks, Inc.*                                                                              1,191,456
            80,700    Juniper Networks, Inc.*                                                                              1,804,452
                                                                                                                           2,995,908
Non-Hazardous Waste Disposal - 1.6%
           187,500    Republic Services, Inc.                                                                              5,236,875
           120,000    Waste Management, Inc.                                                                               4,489,200
                                                                                                                           9,726,075
Office Automation and Equipment - 1.1%
            84,400    Pitney Bowes, Inc.                                                                                   4,051,200
           138,000    Xerox Corp.*                                                                                         2,553,000
                                                                                                                           6,604,200
Oil - Field Services - 0.6%
           133,800    BJ Services Co.                                                                                      3,834,708
Oil and Gas Drilling - 0.8%
           156,900    Nabors Industries, Ltd.*                                                                             5,039,628
Oil Companies - Exploration and Production - 6.4%
           170,000    Anadarko Petroleum Corp.#                                                                            7,932,200
           114,800    Bill Barrett Corp.*                                                                                  4,236,120
            70,600    Devon Energy Corp.                                                                                   5,144,622
            76,600    Encore Acquisition Co.*                                                                              2,045,986
           146,600    Forest Oil Corp.*                                                                                    5,166,184
            95,300    Newfield Exploration Co.*                                                                            4,169,375
            54,000    Noble Energy, Inc.                                                                                   3,175,740
            80,000    Southwestern Energy Co.*                                                                             3,360,000
           110,000    St. Mary Land & Exploration Co.                                                                      4,028,200
                                                                                                                          39,258,427
Oil Companies - Integrated - 0.6%
            28,200    Hess Corp.                                                                                           1,600,350
            17,800    Marathon Oil Corp.                                                                                   1,807,590
                                                                                                                           3,407,940
Oil Field Machinery and Equipment - 0.8%
            95,600    Grant Prideco, Inc.*,#                                                                               4,927,224
Oil Refining and Marketing - 0.4%
            35,800    Valero Energy Corp.                                                                                  2,514,234
Paper and Related Products - 1.0%
           105,000    Temple-Inland, Inc.                                                                                  6,220,200
Pharmacy Services - 0.6%
           112,900    Omnicare, Inc.#                                                                                      3,744,893
Pipelines - 2.9%
            47,000    Energy Transfer Partners L.P.                                                                        2,941,730
           145,000    Enterprise Products Partners L.P.#                                                                   4,705,250
           123,600    Kinder Morgan Energy Partners L.P.#                                                                  6,853,620
            50,000    Plains All American Pipeline L.P.#                                                                   2,949,500
                                                                                                                          17,450,100
Property and Casualty Insurance - 1.2%
            50,000    Mercury General Corp.                                                                                2,707,500
           192,500    Progressive Corp.                                                                                    4,440,975
                                                                                                                           7,148,475
Reinsurance - 2.1%
             1,700    Berkshire Hathaway, Inc. - Class B*                                                                  6,167,600
            65,000    Everest Re Group, Ltd.                                                                               6,541,600
                                                                                                                          12,709,200
REIT - Apartments - 1.0%
            31,800    Archstone-Smith Trust, Inc.                                                                          1,657,098
            77,400    Equity Residential Properties Trust                                                                  3,593,682
            15,100    Home Properties, Inc.                                                                                  841,070
                                                                                                                           6,091,850
REIT - Diversified - 1.3%
            76,100    Crescent Real Estate Equities, Inc.#                                                                 1,560,811
            73,500    Potlatch Corp.                                                                                       3,189,165
            75,000    Rayonier, Inc.                                                                                       3,252,750
                                                                                                                           8,002,726
REIT - Regional Malls - 0.4%
            55,000    Pennsylvania Real Estate Investment Trust                                                            2,555,300
REIT - Shopping Centers - 0.5%
            60,900    Weingarten Realty Investors#                                                                         2,914,674
REIT - Warehouse and Industrial - 1.1%
            48,400    AMB Property Corp.                                                                                   2,948,044
            55,900    ProLogis                                                                                             3,622,320
                                                                                                                           6,570,364
Rental Auto/Equipment - 0.2%
            48,500    Aaron Rents, Inc.                                                                                    1,375,945
Retail - Apparel and Shoe - 1.4%
           174,900    Charming Shoppes, Inc.*,#                                                                            2,186,250
            79,500    Chico's FAS, Inc.*                                                                                   2,095,620
           106,400    Foot Locker, Inc.                                                                                    2,531,256
            75,600    Urban Outfitters, Inc.*,#                                                                            1,947,456
                                                                                                                           8,760,582
Retail - Auto Parts - 0.8%
            78,200    Advance Auto Parts, Inc.                                                                             3,221,840
            14,200    AutoZone, Inc.*                                                                                      1,889,168
                                                                                                                           5,111,008
Retail - Drug Store - 0.4%
            74,820    CVS/Caremark Corp.                                                                                   2,711,477
Retail - Mail Order - 0.5%
            88,300    Williams-Sonoma, Inc.#                                                                               3,109,926
Savings/Loan/Thrifts - 1.0%
           230,600    Astoria Financial Corp.                                                                              6,124,736
Semiconductor Components/Integrated Circuits - 0.4%
            71,100    Linear Technology Corp.#                                                                             2,660,562
Super-Regional Banks - 2.5%
            85,223    PNC Bank Corp.                                                                                       6,315,024
            59,300    SunTrust Banks, Inc.                                                                                 5,006,106
           110,000    U.S. Bancorp                                                                                         3,778,500
                                                                                                                          15,099,630
Telecommunication Equipment - 0.2%
            93,300    Avaya, Inc.*                                                                                         1,205,436
Telecommunication Equipment - Fiber Optics - 0.4%
            90,700    Corning, Inc.*                                                                                       2,151,404
Telecommunication Services - 0.4%
            36,700    Embarq Corp.#                                                                                        2,203,468
Telephone - Integrated - 0.9%
            38,900    CenturyTel, Inc.                                                                                     1,791,345
           184,300    Sprint Nextel Corp.                                                                                  3,691,529
                                                                                                                           5,482,874
Transportation - Railroad - 1.1%
           113,500    Kansas City Southern*,#                                                                              4,216,525
            48,000    Norfolk Southern Corp.                                                                               2,555,520
                                                                                                                           6,772,045
Transportation - Truck - 0.6%
            62,200    J.B. Hunt Transport Services, Inc.                                                                   1,683,132
           109,800    Knight Transportation, Inc.#                                                                         2,137,806
                                                                                                                           3,820,938
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $455,406,828)                                                                                   518,184,893
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 6.5%
        10,317,611    Janus Institutional Cash Management Fund - Institutional Shares, 5.32%                              10,317,611
        29,714,550    Janus Institutional Money Market Fund - Institutional Shares, 5.26%                                 29,714,550
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $40,032,161)                                                                                    40,032,161
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 8.8%
        53,539,747    State Street Navigator Securities Lending
                      Prime Portfolio+ (cost $53,539,747)                                                                 53,539,747
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $548,978,736) - 100%                                                                 $     611,756,801
------------------------------------------------------------------------------------------------------------------------------------

         Geographic Summary of Investments by Country - (Long Positions)
                           April 30, 2007 (unaudited)

                                                                 % of Investment
Country                                           Value               Securities
--------------------------------------------------------------------------------
Bermuda                                 $     13,268,199                    2.2%
Canada                                         5,827,047                    0.9%
United States***                             592,661,555                   96.9%
--------------------------------------------------------------------------------
Total                                   $    611,756,801                  100.0%
                                        ================                  =====

*** Includes Short-Term and Other Securities (81.6% excluding Short-Term and Other Securities).

Notes to Schedule of Investments (unaudited)


REIT              Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*                 Non-income-producing security.

# Loaned security; a portion or all of the security is on loan as of April 30, 2007.

+ The security is purchased with the cash collateral received from securities on loan.

Janus Adviser Money Market Fund

Schedule of Investments (unaudited)

Principal Amount                                                                                                        Value
------------------------------------------------------------------------------------------------------------------------------------
Commercial Paper - 28.0%
         $ 350,000    Banco Santander Puerto Rico, S.A., 5.29%, 5/18/07                                            $         349,036
           350,000    BTM Capital Corp., 5.28%, 5/4/07 (Section 4(2))                                                        349,896
           315,000    Check Point Charlie, Inc., 5.27%, 5/9/07 (Section 4(2))                                                314,678
           350,000    Davis Square Funding V Corp., 5.28%, 6/11/07 (Section 4(2))                                            347,947
           350,000    G Street Finance Corp., 5.28%, 6/25/07 (Section 4(2))                                                  347,228
           325,000    Harrier Finance Funding LLC, 5.235%, 7/6/07 (144A)                                                     321,928
           350,000    Klio III Funding Corp., 5.26%, 7/13/07 (144A)                                                          346,318
           350,000    Manhattan Asset Funding Company LLC, 5.29%, 6/1/07 (Section 4(2))                                      348,457
           350,000    Morrigan TRR Funding LLC, 5.31%, 5/15/07 (144A)                                                        349,329
           265,000    Whistlejacket Capital, Ltd., 5.28%, 5/29/07 (144A)                                                     263,951
------------------------------------------------------------------------------------------------------------------------------------
Total Commercial Paper (cost $3,338,768)                                                                                   3,338,768
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements - 30.2%
           2,900,000  ING Financial Markets LLC,5.26%
                      dated 4/30/07, maturing 5/1/07
                      to be repurchased at $2,900,424
                      collateralized by $5,760,962
                      in U.S. Government Agencies
                      0% -7.0002%, 5/18/27 - 12/1/34
                      with a value of  $2,958,188
                                                                                                                           2,900,000
           700,000    Nomura Securities International, Inc., 5.20%
                      dated 4/30/07, maturing 5/1/07
                      to be repurchased at $700,101
                      collateralized by $1,647,959
                      in U.S. Government Agencies
                      4.50%, 8/15/30
                      with a value of  $714,000
                                                                                                                             700,000
------------------------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (cost $3,600,000)                                                                              3,600,000
------------------------------------------------------------------------------------------------------------------------------------
Taxable Variable Rate Demand Notes - 31.1%
           450,000    Advocare of South Carolina, Inc., 5.32%, 6/1/17                                                        450,000
           500,000    Arapahoe County, Colorado, Industrial Development Revenue, (Cottrell), Series B, 5.44%, 10/1/19        500,000
           310,000    Breckenridge Terrace LLC, 5.37%, 5/1/39                                                                310,000
           100,000    Capel, Inc., 5.32%, 9/1/09                                                                             100,000
           350,000    Colorado Housing Facilities Revenue, (Tenderfoot Seasonal Housing LLC), Series A,  5.37%, 7/1/35       350,000
           190,000    Medical Properties, Inc., North Dakota, (Dakota Clinic Project), 5.36%, 12/22/24                       190,000
           210,000    Montgomery, Alabama Industrial Development Board of Revenue, (Jenkins Brick Co.), Series A
                      5.44%, 9/1/14                                                                                          210,000
           880,000    New Jersey Economic Development Authority Revenue, (Four Woodbury Project), Series B, 5.65%, 5/1/31    880,000
            35,000    Ohio State Higher Education Facilities Revenue, (Columbus College Project), Series 2003A, 5.40%,
                      9/1/07 35,000
           160,000    Phoenix, Illinois Realty Special Account Multifamily Revenue, (Brightons Mark), 5.60%, 4/1/20          160,000
           300,000    Saint Joseph, Missouri Industrial Development Authority Revenue, (Albaugh, Inc. Project), Series B
                      5.97%, 11/1/19                                                                                         300,000
           200,000    West Covina, California Public Financing Authority Tax Allocation Revenue, 5.40%, 11/1/29              200,000
------------------------------------------------------------------------------------------------------------------------------------
Total Taxable Variable Rate Demand Notes (cost $3,685,000)                                                                 3,685,000
------------------------------------------------------------------------------------------------------------------------------------

Time Deposit - 2.5%
           300,000    Calyon, Grand Caymen, 5.32%, 5/1/07 (cost $300,000)                                                    300,000
------------------------------------------------------------------------------------------------------------------------------------
U.S Government Agency Note - 8.2%
           1,000,000  Fannie Mae, 5.095%, 9/26/07 (cost $978,704)                                                            978,704
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $11,902,472) - 100%                                                                  $      11,902,472
====================================================================================================================================


Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

Section 4(2) Securities subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the Securities Act of 1933, as amended.


The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of April 30, 2007.

Money market funds may hold securities with stated maturities of greater than 397 days when those securities have features that allow a fund to "put" back the security to the issuer or to a third party within 397 days of acquisition. The maturity dates shown in the security descriptions are the stated maturity dates.

Janus Adviser Orion Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 92.0%
Advertising Sales - 0.6%
               580    Lamar Advertising Co.*                                                                       $          34,997
Audio and Video Products - 4.1%
             4,360    Sony Corp.                                                                                             232,234
Beverages - Wine and Spirits - 3.5%
            19,032    Davide Campari - Milano S.P.A.                                                                         197,043
Building - Residential and Commercial - 1.3%
             1,295    Desarrolladora Homex S.A. (ADR)*                                                                        75,162
Cellular Telecommunications - 4.6%
             4,240    America Movil S.A. de C.V. - Series L (ADR)                                                            222,727
             1,815    Cellcom Israel, Ltd. (U.S. Shares)*                                                                     36,246
                                                                                                                             258,973
Chemicals - Specialty - 0.0%
                30    Cytec Industries, Inc.                                                                                   1,647
Commercial Services - 1.4%
             1,660    CoStar Group, Inc.*                                                                                     81,025
Computers - 3.5%
               955    Apple, Inc.*                                                                                            95,309
               780    Research In Motion, Ltd. (U.S. Shares)*                                                                102,632
                                                                                                                             197,941
Consulting Services - 1.3%
             1,170    Corporate Executive Board Co.                                                                           74,459
Data Processing and Management - 0.6%
               960    NAVTEQ Corp.*                                                                                           33,946
Diagnostic Kits - 8.8%
            10,015    Dade Behring Holdings, Inc.                                                                            491,836
Diversified Minerals - 2.1%
             3,492    Companhia Vale do Rio Doce - Preference Shares                                                         120,864
E-Commerce/Products - 1.2%
             1,385    Submarino S.A.                                                                                          49,451
               220    Submarino S.A. (GDR)                                                                                    15,953
                                                                                                                              65,404
Electronic Measuring Instruments - 2.6%
             5,120    Trimble Navigation, Ltd.*                                                                              146,842
Engineering - Research and Development Services - 5.4%
            15,082    ABB, Ltd.                                                                                              301,441
Finance - Investment Bankers/Brokers - 2.8%
               300    Goldman Sachs Group, Inc.                                                                               65,583
             1,420    UBS A.G.                                                                                                92,033
                                                                                                                             157,616
Finance - Other Services - 2.6%
               180    Chicago Mercantile Exchange Holdings, Inc.                                                              93,015
             3,430    MarketAxess Holdings, Inc.*                                                                             56,183
                                                                                                                             149,198
Investment Management and Advisory Services - 2.3%
             2,840    National Financial Partners Corp.                                                                      130,839
Medical - Biomedical and Genetic - 3.1%
             2,840    Celgene Corp.*                                                                                         173,694
Medical - Drugs - 1.9%
               562    Roche Holding A.G.                                                                                     106,016
Medical Instruments - 2.8%
             1,205    Intuitive Surgical, Inc.*                                                                              156,240
Medical Products - 1.0%
             1,330    Varian Medical Systems, Inc.*                                                                           56,139
Multi-Line Insurance - 2.0%
             1,920    Assurant, Inc.                                                                                         110,458
Printing - Commercial - 2.9%
             4,405    VistaPrint, Ltd.*                                                                                      164,659
REIT - Mortgages - 4.3%
             9,449    CapitalSource, Inc.                                                                                    243,501
Retail - Apparel and Shoe - 2.8%
             2,840    Nordstrom, Inc.                                                                                        155,973
Semiconductor Components/Integrated Circuits - 1.6%
             3,855    Cypress Semiconductor Corp.*                                                                            87,971
Soap and Cleaning Preparations - 1.3%
             1,380    Reckitt Benckiser PLC                                                                                   75,619
Storage and Warehousing - 1.3%
             2,360    Mobile Mini, Inc.*                                                                                      70,729
Telecommunication Equipment - Fiber Optics - 2.4%
             5,800    Corning, Inc.*                                                                                         137,576
Telecommunication Services - 3.1%
             2,950    NeuStar, Inc. - Class A*                                                                                84,842
             4,370    Time Warner Telecom, Inc. - Class A*                                                                    89,585
                                                                                                                             174,427
Telephone - Integrated - 0.6%
             2,680    GVT Holdings S.A.*                                                                                      33,911
Transportation - Marine - 0.9%
             1,000    Alexander & Baldwin, Inc.                                                                               53,450
Transportation - Railroad - 1.4%
             6,950    All America Latina Logistica (GDR)                                                                      81,165
Transportation - Services - 1.7%
               890    FedEx Corp.                                                                                             93,842
Web Hosting/Design - 1.2%
               815    Equinix, Inc.*                                                                                          68,028
Web Portals/Internet Service Providers - 1.9%
             3,845    Yahoo!, Inc.*                                                                                          107,814
Wireless Equipment - 5.1%
             6,370    Crown Castle International Corp.*                                                                      218,746
             1,610    QUALCOMM, Inc.                                                                                          70,518
                                                                                                                             289,264
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $4,557,216)                                                                                       5,191,943
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 8.0%
           339,267    Janus Institutional Cash Management Fund - Institutional Shares, 5.32%                                 339,267
           115,000    Janus Institutional Money Market Fund - Institutional Shares, 5.26%                                    115,000
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $454,267)                                                                                          454,267

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $5,011,483) - 100%                                                                   $       5,646,210
------------------------------------------------------------------------------------------------------------------------------------

              Geographic Summary of Investments - (Long Positions)
                           April 30, 2007 (unaudited)

Country                                                  Value   % of Investment
                                                                      Securities
--------------------------------------------------------------------------------
Bermuda                                     $          164,659              2.9%
Brazil                                                 301,344              5.3%
Canada                                                 102,632              1.8%
Israel                                                  36,246              0.6%
Italy                                                  197,043              3.5%
Japan                                                  232,234              4.1%
Mexico                                                 297,889              5.3%
Switzerland                                            499,490              8.9%
United Kingdom                                          75,619              1.3%
United States++                                      3,739,054             66.3%
--------------------------------------------------------------------------------
Total                                       $        5,646,210            100.0%
                                            ==================            =====

++    Includes Short-Term Securities (58.3% excluding Short-Term Securities).

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

GDR               Global Depositary Receipt

PLC               Public Limited Company

REIT              Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*                 Non-income-producing security.

Janus Adviser Small Company Value Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 98.5%
Advanced Materials/Products - 1.8%
            11,015    Ceradyne, Inc.*                                                                              $         648,233
Applications Software - 1.0%
            20,935    Quest Software, Inc.*                                                                                  356,104
Building - Mobile Home and Manufactured Homes - 2.2%
            19,640    Thor Industries, Inc.                                                                                  782,261
Building - Residential and Commercial - 1.9%
            31,235    WCI Communities, Inc.*                                                                                 682,172
Building and Construction - Miscellaneous - 1.4%
            19,647    Dycom Industries, Inc.*                                                                                509,054
Building Products - Lighting Fixtures - 1.5%
             6,983    Genlyte Group, Inc.*                                                                                   544,744
Chemicals - Diversified - 1.1%
             4,870    FMC Corp.                                                                                              374,649
Chemicals - Specialty - 1.1%
             8,283    Cabot Corp.                                                                                            375,220
Collectibles - 1.4%
            12,775    RC2 Corp.*                                                                                             509,212
Commercial Banks - 12.1%
            12,049    1st Source Corp.                                                                                       298,092
            11,002    BancFirst Corp.                                                                                        470,995
            11,323    Camden National Corp.                                                                                  448,504
            17,123    Community Bank System, Inc.                                                                            351,022
             9,855    East West Bancorp, Inc.                                                                                392,820
             2,393    First Citizens BancShares, Inc. - Class A                                                              485,539
            14,440    First Commonwealth Financial Corp.                                                                     160,717
             9,235    Omega Financial Corp.                                                                                  259,042
             5,381    Peoples Bancorp, Inc.                                                                                  134,794
            11,636    Simmons First National Corp. - Class A                                                                 306,376
            15,599    TriCo Bancshares                                                                                       334,287
             9,036    UMB Financial Corp.                                                                                    353,488
            13,656    Washington Trust Bancorp, Inc.                                                                         350,823
                                                                                                                           4,346,499
Commercial Services - 2.4%
            17,377    Steiner Leisure, Ltd.*                                                                                 842,437
Commercial Services - Finance - 2.3%
            21,670    Deluxe Corp.                                                                                           820,210
Computer Services - 0.7%
             5,220    CACI International, Inc.*                                                                              238,711
Computers - Voice Recognition - 0.8%
             8,015    TALX Corp.                                                                                             276,437
Consulting Services - 2.0%
            19,615    FTI Consulting, Inc.*                                                                                  721,244
Containers - Metal and Glass - 2.4%
            28,065    Owens-Illinois, Inc.*                                                                                  844,476
Diversified Operations - 0.5%
           553,794    Polytec Asset Holdings, Ltd.*,ss.                                                                      169,865
Electric - Integrated - 0.8%
             7,950    Otter Tail Corp.                                                                                       271,890
Electronic Components - Semiconductors - 5.1%
            20,250    International Rectifier Corp.*                                                                         714,419
            37,150    Microsemi Corp.*                                                                                       858,536
            30,905    MIPS Technologies, Inc.*                                                                               265,165
                                                                                                                           1,838,120
Electronic Measuring Instruments - 1.4%
            17,120    Trimble Navigation, Ltd.*                                                                              491,002
Finance - Consumer Loans - 2.3%
            32,370    Nelnet, Inc. - Class A                                                                                 870,429
Food - Canned - 0.5%
            14,890    Del Monte Foods Co.                                                                                    172,724
Food - Diversified - 1.0%
             9,230    J & J Snack Foods Corp.                                                                                359,693
Food - Retail - 2.0%
             9,926    Ruddick Corp.                                                                                          298,078
             9,464    Weis Markets, Inc.                                                                                     407,330
                                                                                                                             705,408
Gas - Distribution - 1.1%
             5,767    Atmos Energy Corp.                                                                                     182,929
             7,593    Piedmont Natural Gas Company, Inc.                                                                     200,380
                                                                                                                             383,309
Internet Applications Software - 1.4%
            32,304    Interwoven, Inc.*                                                                                      493,282
Internet Infrastructure Equipment - 1.1%
            14,175    Avocent Corp.*                                                                                         397,042
Investment Companies - 1.7%
             7,585    iShares Russell 2000 Value Index Fund                                                                  618,557
Investment Management and Advisory Services - 1.0%
             7,670    National Financial Partners Corp.                                                                      353,357
Lasers - Systems and Components - 1.7%
            14,630    Cymer, Inc.*                                                                                           592,661
Machinery - Electrical - 1.4%
            10,435    Regal-Beloit Corp.                                                                                     481,262
Machinery - Farm - 1.0%
            12,775    Alamo Group, Inc.                                                                                      344,925
Machinery - General Industrial - 1.6%
            20,909    Applied Industrial Technologies, Inc.                                                                  561,825
Medical - HMO - 1.0%
            16,680    Centene Corp.*                                                                                         347,111
Medical Instruments - 2.0%
            23,030    CONMED Corp.*                                                                                          698,270
Medical Labs and Testing Services - 0.7%
             4,035    Covance, Inc.*                                                                                         244,118
Multi-Line Insurance - 2.2%
            22,525    American Financial Group, Inc.                                                                         794,457
Non-Ferrous Metals - 2.0%
             7,382    RTI International Metals, Inc.*                                                                        695,901
Oil - Field Services - 1.4%
            19,030    TETRA Technologies, Inc.*                                                                              504,105
Oil and Gas Drilling - 1.0%
             5,916    Atwood Oceanics, Inc.*                                                                                 372,116
Oil Companies - Exploration and Production - 5.1%
            19,030    Forest Oil Corp.*                                                                                      670,616
            15,343    Mariner Energy, Inc.*                                                                                  345,985
             9,285    Plains Exploration & Production Co.*                                                                   436,302
            10,770    St. Mary Land & Exploration Co.                                                                        394,397
                                                                                                                           1,847,300
Real Estate Management/Services - 0.4%
             7,895    HFF, Inc.*                                                                                             126,162
Recreational Vehicles - 1.0%
             7,300    Polaris Industries, Inc.                                                                               368,869
REIT - Health Care - 1.7%
            18,400    Nationwide Health Properties, Inc.                                                                     589,904
REIT - Office Property - 4.0%
             3,283    Alexandria Real Estate Equities, Inc.                                                                  347,506
            26,055    Douglas Emmett, Inc.                                                                                   678,733
             5,625    Kilroy Realty Corp.                                                                                    427,106
                                                                                                                           1,453,345
REIT - Regional Malls - 1.9%
            11,930    Taubman Centers, Inc.                                                                                  668,677
REIT - Shopping Centers - 1.1%
            14,550    Acadia Realty Trust                                                                                    391,104
REIT - Warehouse and Industrial - 1.0%
            14,255    First Potomac Realty Trust                                                                             367,922
Rental Auto/Equipment - 1.8%
            19,600    United Rentals, Inc.*                                                                                  656,600
Savings/Loan/Thrifts - 1.3%
             5,420    First Defiance Financial Corp.                                                                         152,031
            12,000    Provident Financial Holdings, Inc.                                                                     294,720
                                                                                                                             446,751
Telecommunication Equipment - 1.2%
            27,950    Arris Group, Inc.*                                                                                     414,219
Telephone - Integrated - 1.9%
            11,740    Golden Telecom, Inc.                                                                                   688,081
Transportation - Equipment and Leasing - 1.3%
             9,265    GATX Corp.                                                                                             454,078
Water - 0.9%
             8,685    American States Water Co.                                                                              309,533
Wire and Cable Products - 1.9%
            12,380    Belden CDT, Inc.                                                                                       691,794
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $25,626,075)                                                                                     35,107,431
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 1.5%
           536,005    Janus Institutional Cash Management Fund - Institutional Shares, 5.32% (cost $536,005)                 536,005

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $26,162,080) - 100%                                                                  $      35,643,436
------------------------------------------------------------------------------------------------------------------------------------

              Geographic Summary of Investments - (Long Positions)
                           April 30, 2007 (unaudited)

Country                                                  Value   % of Investment
                                                                      Securities
--------------------------------------------------------------------------------
Cayman Islands                              $          169,865              0.5%
United States++                                     35,473,571             99.5%
--------------------------------------------------------------------------------
Total                                       $       35,643,436            100.0%
                                            ==================            =====

++    Includes Short-Term Securities (98.0% excluding Short-Term Securities).


Notes to Schedule of Investments (unaudited)

REIT              Real Estate Investment Trust

*                 Non-income-producing security.

ss.  Schedule of Restricted and Illiquid Securities (as of April 30, 2007)

-------------------------------------------------------------------------------------------------------------------------

                                                                                                                 Value as
                                                                                                                   a % of
                                                            Acquisition      Acquisition                       Investment
                                                                Date            Cost                  Value    Securities
Polytec Asset Holdings, Ltd.                                    5/5/06      $      142,915    $      169,865         0.5%
-------------------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of April 30, 2007. The issuer incurs all registration costs.

Janus Adviser Small-Mid Growth Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                              Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 96.1%
Advertising Sales - 1.0%
               665    Lamar Advertising Co.*                                                                       $          40,126
Aerospace and Defense - 3.8%
               940    Embraer-Empresa Brasileira de Aeronautica S.A. (ADR)                                                    44,095
             1,115    Spirit Aerosystems Holdings, Inc.*                                                                      35,267
             1,730    TransDigm Group, Inc.*                                                                                  65,515
                                                                                                                             144,877
Airport Development - Maintenance - 0.7%
               870    Grupo Aeroportuario del Centro Norte (ADR)*                                                             25,439
Apparel Manufacturers - 1.0%
             3,000    Quiksilver, Inc.*                                                                                       39,900
Applications Software - 0.7%
             1,185    Red Hat, Inc.*                                                                                          25,051
Auction House - Art Dealer - 0.7%
               445    Ritchie Bros. Auctioneers, Inc. (U.S. Shares)                                                           26,291
Audio and Video Products - 1.0%
             1,625    DTS, Inc.*                                                                                              36,368
Building - Mobile Home and Manufactured Homes - 1.0%
               925    Thor Industries, Inc.                                                                                   36,843
Casino Services - 1.5%
             1,725    Scientific Games Corp. - Class A*                                                                       57,425
Chemicals - Plastics - 1.2%
             1,515    Landec Corp.*                                                                                           19,256
             1,110    Metabolix, Inc.*                                                                                        27,761
                                                                                                                              47,017
Commercial Banks - 2.3%
               885    East West Bancorp, Inc.                                                                                 35,276
             1,140    Westamerica Bancorporation                                                                              53,386
                                                                                                                              88,662
Commercial Services - 1.3%
             1,045    CoStar Group, Inc.*                                                                                     51,006
Commercial Services - Finance - 2.2%
             1,305    Bankrate, Inc.*                                                                                         52,683
             1,110    Jackson Hewitt Tax Service, Inc.                                                                        30,614
                                                                                                                              83,297
Communications Software - 0.8%
             3,195    InPhonic, Inc.*                                                                                         30,480
Computer Services - 2.4%
             1,570    Ceridian Corp.*                                                                                         53,003
               915    IHS, Inc. - Class A*                                                                                    37,826
                                                                                                                              90,829
Consulting Services - 1.6%
               970    Corporate Executive Board Co.                                                                           61,731
Data Processing and Management - 1.6%
             1,715    NAVTEQ Corp.*                                                                                           60,642
Distribution/Wholesale - 3.0%
             1,335    MWI Veterinary Supply, Inc.*                                                                            49,609
             2,645    NuCo2, Inc.                                                                                             65,860
                                                                                                                             115,469
Diversified Operations - 1.4%
               915    Crane Co.                                                                                               38,896
            50,936    Polytec Asset Holdings, Ltd.*,ss.                                                                       15,624
                                                                                                                              54,520
Electronic Components - Semiconductors - 4.9%
               970    International Rectifier Corp.*                                                                          34,222
             1,230    IPG Photonics Corp.*                                                                                    22,374
               530    Microchip Technology, Inc.                                                                              21,380
             2,040    Microsemi Corp.*                                                                                        47,143
             1,275    Silicon-On-Insulator Technologies (SOITEC)*                                                             29,828
             1,395    SiRF Technology Holdings, Inc.*                                                                         33,843
                                                                                                                             188,790
Electronic Measuring Instruments - 1.1%
             1,440    Trimble Navigation, Ltd.*                                                                               41,299
Energy - Alternate Sources - 1.1%
               125    Comverge, Inc.*                                                                                          2,681
             1,635    JA Solar Holdings Company, Ltd. (ADR)*                                                                  39,878
                                                                                                                              42,559
Enterprise Software/Services - 1.6%
             2,740    Omnicell, Inc.*                                                                                         62,856
Finance - Consumer Loans - 1.7%
             2,435    Nelnet, Inc. - Class A                                                                                  65,477
Finance - Other Services - 2.1%
               650    International Securities Exchange, Inc.                                                                 43,348
             2,215    MarketAxess Holdings, Inc.*                                                                             36,282
                                                                                                                              79,630
Firearms and Ammunition - 1.0%
             2,930    Sturm Ruger and Company, Inc.*                                                                          37,826
Human Resources - 0.9%
             1,135    Resources Connection, Inc.*                                                                             34,243
Internet Applications Software - 0.5%
                28    E-Seikatsu Company, Ltd.*                                                                               19,224
Internet Content - Information/News - 0.6%
             3,670    Harris Interactive, Inc.*                                                                               22,093
Machinery - General Industrial - 0.8%
            70,000    Shanghai Electric Group Company, Ltd.                                                                   29,849
Medical - Biomedical and Genetic - 0.5%
               470    Alexion Pharmaceuticals, Inc.*                                                                          19,674
Medical - Drugs - 1.6%
             3,140    Achillion Pharmaceuticals, Inc.*                                                                        19,154
             1,475    Array BioPharma, Inc.*                                                                                  20,576
             1,070    Cubist Pharmaceuticals, Inc.*                                                                           22,952
                                                                                                                              62,682
Medical Instruments - 2.0%
               420    Intuitive Surgical, Inc.*                                                                               54,457
               425    Ventana Medical Systems, Inc.*                                                                          20,651
                                                                                                                              75,108
Medical Products - 1.3%
               895    Varian Medical Systems, Inc.*                                                                           37,778
               860    Xtent, Inc.*                                                                                            11,627
                                                                                                                              49,405
Office Furnishings - Original - 1.2%
             1,925    Knoll, Inc.                                                                                             44,699
Oil and Gas Drilling - 1.5%
             1,730    Helmerich & Payne, Inc.                                                                                 55,862
Oil Companies - Exploration and Production - 1.9%
             1,215    Carrizo Oil & Gas, Inc.*                                                                                44,773
            15,820    Gasco Energy, Inc.*                                                                                     28,476
                                                                                                                              73,249
Physician Practice Management - 2.3%
             1,040    Healthways, Inc.*                                                                                       44,117
               790    Pediatrix Medical Group, Inc.*                                                                          45,069
                                                                                                                              89,186
Printing - Commercial - 1.3%
             1,305    VistaPrint, Ltd.*                                                                                       48,781
Real Estate Operating/Development - 1.2%
               900    Rodobens Negocios Imobiliarios S.A.*                                                                     8,813
               670    St. Joe Co.                                                                                             37,943
                                                                                                                              46,756
Recreational Centers - 0.5%
               380    Life Time Fitness, Inc.*                                                                                19,532
Recreational Vehicles - 0.5%
               415    Polaris Industries, Inc.                                                                                20,970
REIT - Mortgages - 1.0%
             1,503    CapitalSource, Inc.                                                                                     38,732
Respiratory Products - 1.7%
             1,580    Respironics, Inc.*                                                                                      64,401
Retail - Apparel and Shoe - 0.5%
               250    Abercrombie & Fitch Co. - Class A                                                                       20,415
Retail - Computer Equipment - 0.8%
               975    GameStop Corp. - Class A*                                                                               32,341
Retail - Gardening Products - 1.0%
               745    Tractor Supply Co.*                                                                                     38,546
Retail - Petroleum Products - 1.0%
               850    World Fuel Services Corp.                                                                               39,279
Retail - Restaurants - 1.1%
               625    Chipotle Mexican Grill, Inc. - Class A*,**                                                              40,769
Retail - Sporting Goods - 1.5%
             1,420    Zumiez, Inc.*,**                                                                                        56,033
Schools - 1.1%
               345    Strayer Education, Inc.                                                                                 42,897
Semiconductor Components/Integrated Circuits - 1.7%
             2,925    Cypress Semiconductor Corp.*                                                                            66,749
Telecommunication Services - 5.9%
             1,085    Amdocs, Ltd. (U.S. Shares)*                                                                             39,874
             3,050    FiberTower Corp.*                                                                                       13,756
             1,870    NeuStar, Inc. - Class A*                                                                                53,781
             1,290    SAVVIS, Inc.*                                                                                           66,524
             2,530    Time Warner Telecom, Inc. - Class A*                                                                    51,865
                                                                                                                             225,800
Theaters - 1.1%
             1,575    National Cinemedia, Inc.*                                                                               41,407
Therapeutics - 2.0%
               395    Amylin Pharmaceuticals, Inc.*                                                                           16,325
             1,270    MannKind Corp.*                                                                                         18,466
               945    MGI Pharma, Inc.*                                                                                       20,809
               585    Theravance, Inc.*                                                                                       19,381
                                                                                                                              74,981
Transactional Software - 0.9%
             2,750    Innerworkings, Inc.*                                                                                    33,743
Transportation - Equipment and Leasing - 1.4%
             1,055    GATX Corp.                                                                                              51,706
Transportation - Services - 1.4%
             8,000    Integrated Distribution Services Group, Ltd.                                                            22,502
             1,320    UTi Worldwide, Inc. (U.S. Shares)                                                                       30,981
                                                                                                                              53,483
Transportation - Truck - 3.8%
               805    Con-Way, Inc.                                                                                           43,977
             2,155    Heartland Express, Inc.                                                                                 37,131
             1,300    Landstar System, Inc.                                                                                   62,802
                                                                                                                             143,910
Veterinary Diagnostics - 1.2%
             1,155    VCA Antech, Inc.*                                                                                       45,542
Web Hosting/Design - 3.2%
               645    Equinix, Inc.*,                                                                                         53,838
             8,165    Terremark Worldwide, Inc.*                                                                              67,770
                                                                                                                             121,608
Web Portals/Internet Service Providers - 0.6%
               665    SINA Corp. (U.S. Shares)*                                                                               22,929
Wireless Equipment - 1.9%
             2,535    SBA Communications Corp. - Class A*                                                                     74,580
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $3,356,790)                                                                                       3,675,574
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 3.9%
            86,866    Janus Institutional Cash Management Fund - Institutional Shares, 5.32%                                  86,866
            63,031    Janus Institutional Money Market Fund - Institutional Shares, 5.26%                                     63,031
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $149,897)                                                                                          149,897

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $3,506,687) - 100%                                                                          $3,825,471
------------------------------------------------------------------------------------------------------------------------------------

              Geographic Summary of Investments - (Long Positions)
                           April 30, 2007 (unaudited)

                                                                 % of Investment
Country                                               Value           Securities
--------------------------------------------------------------------------------
Bermuda                                              48,781                 1.3%
Brazil                                               52,908                 1.4%
Canada                                               26,291                 0.7%
Cayman Islands                                       38,553                 1.0%
China                                                69,727                 1.8%
France                                               29,828                 0.8%
Hong Kong                                            22,502                 0.6%
Japan                                                19,224                 0.5%
Mexico                                               25,439                 0.7%
United Kingdom                                       70,855                 1.8%
United States++                                   3,421,363                89.4%
--------------------------------------------------------------------------------
Total                                    $        3,825,471               100.0%
                                                  =========               ======

++    Includes Short-Term Securities (85.5% excluding Short-Term Securities).


                                                   Value
---------------------------------------------------------------
Schedule of Written Options - Calls
    Chipotle Mexican Grill, Inc.
      expires June 2007
      1 contract
      exercise price $65.00........................ $    (300)

    Zumiez Inc.
      expires May 2007
      7 contracts
      exercise price $40.00........................ $  (1,050)
---------------------------------------------------------------
Total Options Written - Calls
    (Premiums received $1,946)                       $  (1,350)



Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

REIT              Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*                 Non-income-producing security.
** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.


ss. Schedule of Restricted and Illiquid Securities (as of April 30, 2007)

                                                                                            Value as a %
                                               Acquisition       Acquisition                of Investment
                                                    Date          Cost            Value      Securities
-----------------------------------------------------------------------------------------------------------
Polytec Asset Holdings, Ltd.                      5/5/06         $   13,145      $ 15,624          0.4%
-----------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of April 30, 2007. The issuer incurs all registration costs.


Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of April 30, 2007 are noted below.

Fund                                                            Aggregate Value
--------------------------------------------------------------------------------
Janus Adviser Small-Mid Growth Fund                             $        34,145

Janus Adviser Worldwide Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 88.6%
Advertising Services - 0.4%
            45,097    WPP Group PLC                                                                               $          667,773
Aerospace and Defense - 0.2%
            43,385    BAE Systems PLC                                                                                        393,755
Agricultural Chemicals - 2.8%
            12,815    Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                                               2,300,549
            10,997    Syngenta A.G.                                                                                        2,187,400
                                                                                                                           4,487,949
Apparel Manufacturers - 0.7%
            78,860    Burberry Group PLC                                                                                   1,082,316
Applications Software - 0.8%
           262,765    Misys PLC                                                                                            1,303,515
Audio and Video Products - 1.0%
            30,100    Sony Corp.                                                                                           1,603,267
Automotive - Cars and Light Trucks - 1.7%
            30,509    BMW A.G.#                                                                                            1,889,782
            81,486    Nissan Motor Company, Ltd.                                                                             822,131
                                                                                                                           2,711,913
Broadcast Services and Programming - 1.4%
            63,605    Liberty Global, Inc. - Class A*                                                                      2,282,783
Building - Residential and Commercial - 4.7%
            49,365    Centex Corp.#                                                                                        2,210,071
            47,155    Lennar Corp. - Class A#                                                                              2,013,990
            78,555    Pulte Homes, Inc.                                                                                    2,113,130
            25,060    Ryland Group, Inc.#                                                                                  1,110,158
                                                                                                                           7,447,349
Casino Hotels - 0.4%
             8,300    Harrah's Entertainment, Inc.                                                                           707,990
Cellular Telecommunications - 1.3%
           753,345    Vodafone Group PLC                                                                                   2,144,447
Chemicals - Diversified - 1.3%
            32,100    Shin-Etsu Chemical Company, Ltd.                                                                     2,077,226
Computers - 4.9%
           311,485    Dell, Inc.*                                                                                          7,852,537
Computers - Memory Devices - 0.3%
            27,190    EMC Corp.*                                                                                             412,744
Distribution/Wholesale - 3.9%
           425,400    Esprit Holdings, Ltd.                                                                                5,148,216
           359,800    Li & Fung, Ltd.                                                                                      1,107,644
                                                                                                                           6,255,860
Diversified Minerals - 0.9%
            34,105    Companhia Vale do Rio Doce (ADR)                                                                     1,385,004
Diversified Operations - 3.6%
           175,350    Tyco International, Ltd. (U.S. Shares)                                                               5,721,671
E-Commerce/Products - 3.4%
            88,270    Amazon.com, Inc.*,#                                                                                  5,413,599
E-Commerce/Services - 5.2%
            78,890    eBay, Inc.*                                                                                          2,677,527
           147,330    Expedia, Inc.*,#                                                                                     3,479,935
            54,710    IAC/InterActiveCorp*                                                                                 2,085,545
                                                                                                                           8,243,007
Electronic Components - Miscellaneous - 2.1%
            81,767    Koninklijke (Royal) Philips Electronics N.V.                                                         3,343,889
Electronic Components - Semiconductors - 2.3%
           370,105    ARM Holdings PLC                                                                                       985,128
             1,715    Samsung Electronics Company, Ltd.                                                                    1,050,173
            49,000    Texas Instruments, Inc.                                                                              1,684,129
                                                                                                                           3,719,430
Energy - Alternate Sources - 0.2%
             9,295    Suntech Power Holdings Company, Ltd. (ADR)*,#                                                          337,223
Finance - Investment Bankers/Brokers - 5.6%
            36,260    Citigroup, Inc.                                                                                      1,944,261
            85,773    JP Morgan Chase & Co.                                                                                4,468,774
            39,184    UBS A.G.                                                                                             2,539,593
                                                                                                                           8,952,628
Finance - Mortgage Loan Banker - 1.3%
            12,125    Fannie Mae                                                                                             714,405
            34,044    Housing Development Finance Corporation, Ltd.                                                        1,363,067
                                                                                                                           2,077,472
Food - Retail - 0.5%
            10,524    Metro A.G.#                                                                                            815,009
Insurance Brokers - 3.6%
           141,935    Willis Group Holdings, Ltd.#                                                                         5,822,174
Investment Companies - 0.2%
            12,111    RHJ International*                                                                                     244,681
Medical - Drugs - 2.1%
            19,800    Merck & Company, Inc.                                                                                1,018,512
            30,400    Pfizer, Inc.                                                                                           804,384
             8,196    Roche Holding A.G.#                                                                                  1,546,094
                                                                                                                           3,368,990
Medical - HMO - 1.9%
            14,495    Aetna, Inc.                                                                                            679,526
            11,515    Coventry Health Care, Inc.*                                                                            665,912
            33,170    UnitedHealth Group, Inc.                                                                             1,760,000
                                                                                                                           3,105,438
Multimedia - 0.9%
            38,820    Walt Disney Co.                                                                                      1,357,924
Networking Products - 1.8%
           110,460    Cisco Systems, Inc.*                                                                                 2,953,700
Pharmacy Services - 2.3%
            47,355    Medco Health Solutions, Inc.*                                                                        3,694,637
Property and Casualty Insurance - 2.3%
            98,000    Millea Holdings, Inc.                                                                                3,628,851
Real Estate Management/Services - 0.9%
            46,000    Mitsubishi Estate Company, Ltd.                                                                      1,424,032
Real Estate Operating/Development - 1.1%
           312,000    CapitaLand, Ltd.                                                                                     1,721,092
Reinsurance - 2.1%
               932    Berkshire Hathaway, Inc. - Class B*                                                                  3,381,296
Retail - Apparel and Shoe - 1.6%
            42,259    Industria de Diseno Textil S.A.                                                                      2,590,479
Retail - Consumer Electronics - 1.0%
            17,280    Yamada Denki Company, Ltd.                                                                           1,592,217
Retail - Drug Store - 1.0%
            42,385    CVS/Caremark Corp.                                                                                   1,536,032
Schools - 0.4%
            12,695    Apollo Group, Inc. - Class A*                                                                          600,474
Semiconductor Components/Integrated Circuits - 0.8%
            77,225    Marvell Technology Group, Ltd.*                                                                      1,245,639
Semiconductor Equipment - 0.5%
            28,345    ASML Holding N.V.*                                                                                     764,853
Soap and Cleaning Preparations - 1.2%
            36,340    Reckitt Benckiser PLC                                                                                1,991,292
Telecommunication Equipment - Fiber Optics - 0.5%
            31,815    Corning, Inc.*                                                                                         754,652
Telephone - Integrated - 0.9%
            73,270    Sprint Nextel Corp.                                                                                  1,467,598
Television - 4.9%
           689,565    British Sky Broadcasting Group PLC                                                                   7,896,920
Transportation - Services - 0.8%
            19,000    United Parcel Service, Inc. - Class B                                                                1,338,170
Web Portals/Internet Service Providers - 3.3%
           188,155    Yahoo!, Inc.*                                                                                        5,275,866
Wireless Equipment - 1.6%
           101,045    Nokia Oyj                                                                                            2,554,372
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $104,602,990)                                                                                   141,751,735
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 0.9%
            36,250    Janus Institutional Cash Management Fund - Institutional Shares, 5.32%                                  36,250
         1,401,750    Janus Institutional Money Market Fund - Institutional Shares, 5.26%                                  1,401,750
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $1,438,000)                                                                                      1,438,000
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 10.5%
        15,727,273    State Street Navigator Securities Lending
                      Prime Portfolio +                                                                                   15,727,273
         1,097,610    U.S. Treasury Notes/Bonds +                                                                          1,097,610
------------------------------------------------------------------------------------------------------------------------------------
Total Other Securities (cost $16,824,883)                                                                                 16,824,883
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $122,865,873) - 100%                                                                $      160,014,618
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                           April 30, 2007 (unaudited)

                                                                 % of Investment
Country                                         Value                 Securities
--------------------------------------------------------------------------------
Belgium                            $          244,681                     0.1%
Bermuda                                    19,045,344                    11.9%
Brazil                                      1,385,004                     0.9%
Canada                                      2,300,549                     1.4%
Cayman Islands                                337,223                     0.2%
Finland                                     2,554,372                     1.6%
Germany                                     2,704,791                     1.7%
India                                       1,363,067                     0.8%
Japan                                      11,147,724                     7.0%
Netherlands                                 4,108,742                     2.6%
Singapore                                   1,721,092                     1.1%
South Korea                                 1,050,173                     0.7%
Spain                                       2,590,479                     1.6%
Switzerland                                 6,273,087                     3.9%
United Kingdom                             16,465,146                    10.3%
United States ++                           86,723,144                    54.2%
--------------------------------------------------------------------------------
Total                              $      160,014,618                   100.0%
                                   ==================                   =====

++ Includes Short-Term Securities and Other Securities (42.8% excluding Short-Term Securities and Other Securities).

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*                 Non-income-producing security.
# Loaned security; a portion or all of the security is on loan as of April 30, 2007.
+ The security is purchased with the cash collateral received from securities on loan.

Janus Institutional Cash Management Fund

Schedule of Investments (unaudited)

Principal Amount                                                                                                           Value
------------------------------------------------------------------------------------------------------------------------------------
Certificates of Deposit - 5.0%
$       10,000,000    Natexis Banques Populaires, New York
                      5.40%, 1/14/08                                                                               $      10,000,000
        10,000,000    Norinchunkin Bank, New York
                      5.355%, 6/12/07                                                                                     10,000,000
        18,000,000    Norinchunkin Bank, New York
                      5.37%, 7/17/07                                                                                      18,000,000
        26,000,000    Shinkin Central Bank, New York
                      5.34%, 5/21/07                                                                                      26,000,000
        30,000,000    Shinkin Central Bank, New York
                      5.34%, 7/17/07                                                                                      30,000,000
        10,000,000    Shinkin Central Bank, New York
                      5.37%, 7/20/07                                                                                      10,000,000
        10,000,000    Shinkin Central Bank, New York
                      5.335%, 10/18/07                                                                                    10,000,000
        15,000,000    Societe Generale, New York
                      5.45%, 6/4/07                                                                                       15,000,000
        10,000,000    Stanfield Victoria LLC
                      5.45%, 2/1/08 (144A)                                                                                10,000,000
        28,000,000    Sumitomo Trust and Bank
                      5.37%, 7/20/07                                                                                      28,000,000
------------------------------------------------------------------------------------------------------------------------------------
Total Certificates of Deposit (cost $167,000,000)                                                                        167,000,000
------------------------------------------------------------------------------------------------------------------------------------
Commercial Paper - 18.4%
        50,000,000    Altius I Funding Corp.
                      5.27%, 5/14/07 (Section 4(2))                                                                       49,904,847
        21,700,000    Altius I Funding Corp.
                      5.27%, 6/13/07 (Section 4(2))                                                                       21,563,405
        50,000,000    Bavaria TRR Corp.
                      5.305%, 5/14/07 (Section 4(2))                                                                      49,904,215
        30,000,000    BTM Capital Corp.
                      5.275%, 6/8/07(Section 4(2))                                                                        29,832,958
        15,218,000    Buckingham Collateralized Debt Obligation II LLC
                      5.31%, 5/8/07 (144A)                                                                                15,202,287
        33,000,000    Check Point Charlie, Inc.
                      5.27%, 5/9/07 (Section 4(2))                                                                        32,961,353
        14,000,000    Check Point Charlie, Inc.
                      5.30%, 5/11/07 (Section 4(2))                                                                       13,979,389
        14,000,000    Check Point Charlie, Inc.
                      5.30%, 5/16/07 (Section 4(2))                                                                       13,969,083

        52,000,000    Check Point Charlie, Inc.
                      5.27%, 7/11/07 (Section 4(2))                                                                       51,459,533
        21,105,000    Davis Square Funding IV Corp.
                      5.31%, 5/2/07 (Section 4(2))                                                                        21,101,887
        30,000,000    Davis Square Funding IV Corp.
                      5.31%, 5/3/07 (Section 4(2))                                                                        29,991,150
        30,000,000    Davis Square Funding V Corp.
                      5.30%, 5/3/07 (Section 4(2))                                                                        29,991,167
        10,000,000    G Street Finance Corp.
                      5.28%, 6/19/07 (Section 4(2))                                                                        9,928,133
        33,410,000    Gotham Funding Corp.
                      5.30%, 5/15/07 (Section 4(2))                                                                       33,341,138
        17,000,000    Klio III Funding Corp.
                      5.28%, 6/22/07 (144A)                                                                               16,870,347
        21,000,000    La Fayette Asset Securitization LLC
                      5.30%, 5/14/07 (Section 4(2))                                                                       20,959,808
        30,000,000    La Fayette Asset Securitization LLC
                      5.29%, 5/29/07 (Section 4(2))                                                                       29,876,567
        11,000,000    Medical Building Funding IV Series 2002 LLC
                      5.47%, 5/30/07                                                                                      10,951,530
        43,670,000    Morrigan TRR Funding LLC
                      5.31%, 5/8/07 (144A)                                                                                43,624,911
        33,000,000    Morrigan TRR Funding LLC
                      5.31%, 5/15/07 (144A)                                                                               32,931,855
        14,000,000    Morrigan TRR Funding LLC
                      5.29%, 6/1/07 (144A)                                                                                13,936,226
        10,000,000    Morrigan TRR Funding LLC
                      5.29%, 6/8/07 (144A)                                                                                 9,944,161
        32,000,000    PB Finance (Delaware), Inc.
                      5.29%, 5/11/07                                                                                      31,952,978
------------------------------------------------------------------------------------------------------------------------------------
Total Commercial Paper (cost $614,178,928)                                                                               614,178,928
------------------------------------------------------------------------------------------------------------------------------------
Floating Rate Notes - 27.7%
        25,000,000    Ares VII CLO, Ltd., Class A-1A
                      5.41%, 5/8/15 (144A) ss.                                                                            25,000,000
        20,000,000    Banco Santander Totta S.A.
                      5.32%, 7/16/11(144A)                                                                                20,000,235
       102,000,000    Bank of America Securities LLC
                      5.3725%, 5/1/07 (same day put)                                                                     102,000,000
        30,000,000    BCP Finance Bank, Ltd.
                      5.36983%, 5/2/12 (144A) ss.                                                                         30,000,000
        50,000,000    CAM US Finance S.A. Unipersonal
                      5.36%, 4/3/12 (144A)                                                                                50,000,000
        11,000,000    Cullinan Finance Corp.
                      5.30%, 2/15/08 (144A)                                                                               10,998,281
       102,000,000    EMC Mortgage Corp.
                      5.4325%, 5/8/26 (same day put)                                                                     102,000,000
        50,000,000    HSH Nordbank A.G., New York
                      5.33%, 11/21/11 (144A)                                                                              50,000,000
        50,000,000    HSH Nordbank A.G., New York
                      5.35%, 6/23/15 (144A)                                                                               50,000,000
        70,000,000    Lehman Brothers, Inc.
                      5.4625%, 4/5/27 (90 day put)**                                                                      70,000,000
        30,000,000    Natexis Banques Populaires, New York
                      5.33%, 10/15/10 (144A)                                                                              30,000,000
        20,000,000    Putnam Structured Product Funding 2003-1 LLC, Class A-15
                      5.34%, 10/15/38 (144A)                                                                              20,000,000
        15,000,000    Shiprock Finance SF-1, Series 2007-1A
                      5.42%, 4/11/08 (144A) ss.                                                                           15,000,000
        35,000,000    Shiprock Finance SF-1, Series 2007-3A
                      5.39%, 4/11/08 (144A) ss.                                                                           35,000,000
        25,000,000    Sumitomo Trust and Bank
                      5.32%, 6/28/07                                                                                      25,000,000
        49,000,000    Sumitomo Trust and Bank
                      5.32%, 9/12/07                                                                                      49,000,000
        50,000,000    Totta (Ireland) PLC
                      5.32%, 3/7/12 (144A)                                                                                50,000,000
        61,000,000    Unicredito Italiano Bank of Ireland
                      5.34%, 3/9/11 (144A)                                                                                61,003,678
        30,000,000    Unicredito Italiano Bank of Ireland
                      5.34%, 5/10/12 (144A)                                                                               30,000,000
        20,000,000    Union Hamilton Special
                      5.35488%, 6/15/07 (144A)                                                                            20,000,000
        30,000,000    Union Hamilton Special
                      5.35%, 6/21/07 (144A)                                                                               30,000,000
        50,000,000    Westdeutsche Landesbank A.G.
                      5.38%, 3/10/15 (144A)                                                                               50,000,000
------------------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Notes (cost $925,002,194)                                                                            925,002,194
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements - 30.9%
        15,000,000    Citigroup Global Markets, Inc., 5.4625%
                      dated 4/30/07, maturing 5/1/07
                      to be repurchased at $15,002,276
                      collateralized by $18,200,000
                      in U.S. Government Agencies
                      0.001%, 8/24/35 - 3/15/37
                      with a value of $17,088,592                                                                         15,000,000
        87,000,000    Credit Suisse Securities (USA) LLC, 5.3925%
                      dated 4/30/07, maturing 5/1/07
                      to be repurchased at $87,013,032
                      collateralized by $714,072,918
                      in Collateralized Mortgage Obligations
                      0% - 6.90%, 4/15/13 - 7/25/43
                      $308,631,000 in Corporate Bonds
                      0% - 11.00%, 9/1/07 - 11/22/35
with respective values of
                      $40,678,878 and $50,677,365                                                                         87,000,000
        15,000,000    Credit Suisse First Boston LLC, 5.4125%
                      dated 4/30/07, maturing 5/1/07
                      to be repurchased at $15,002,255
                      collateralized by $1,894,327,209
                      in Collateralized Mortgage Obligations
                      0% - 8.50%, 9/11/13 - 3/25/45
with a value of $15,750,751                                                                                               15,000,000
        15,000,000    Deutsche Bank Securities, Inc., 5.4125%
                      dated 4/30/07, maturing 5/1/07
                      to be repurchased at $15,002,255
                      collateralized by $98,918,017
                      in U.S. Government Agencies
                      0%, 7/25/31
                      with a value of $15,300,000                                                                         15,000,000
        48,000,000    Dresdner Kleinwort Securities LLC, 5.3625%
                      dated 4/30/07, maturing 5/1/07
                      to be repurchased at $48,007,150
                      collateralized by $121,598,680
                      in Asset Backed Securities
                      0.001% - 5.695%, 10/25/34 - 5/25/46
                      $635,000 in Collateralized Mortgage Obligations
                      1.00%, 6/25/35
                      with respective values of
                      $48,534,817 and $425,428                                                                            48,000,000
        99,000,000    Goldman Sachs & Co., 5.4125%
                      dated 4/30/07, maturing 5/1/07
                      to be repurchased at $99,014,884
                      collateralized by $13,583,292
                      in Asset Backed Securities
                      0%, 6/2/42
                      $57,371,000 in Collateralized Mortgage Obligations
                      0%, 8/12/16 - 11/16/38
                      $35,000,000 in Corporate Bonds
                      4.875% - 6.55%, 12/15/09 - 5/1/37
                      with respective values of
                      $13,583,292, $54,711,183 and $35,655,526                                                            99,000,000
        73,000,000    Greenwich Capital, 5.4625%
                      dated 4/30/07, maturing 5/1/07
                      to be repurchased at $73,011,077
                      collateralized by $76,579,503
                      in U.S. Government Agencies
                      0.001% - 7.889%, 10/1/30 - 2/9/37
                      with a value of $76,725,573                                                                         73,000,000
       102,000,000    J.P. Morgan Securities, Inc., 5.4025%
                      dated 4/30/07, maturing 5/1/07
                      to be repurchased at $102,015,307
                      collateralized by $168,849,900
                      in Corporate Notes
                      0% - 11.25%, 9/17/07 - 3/30/36
                      with a value of $107,100,331                                                                       102,000,000
       102,000,000    Merrill Lynch, Pierce, Fenner & Smith, 5.4825%
                      dated 4/30/07, maturing 5/1/07
                      to be repurchased at $102,015,534
                      collateralized by $108,887,000
                      in Asset Backed Securities
                      0% - 9.67%, 11/15/08 - 12/5/43
                      $18,658,000 in Corporate Notes
                      0% - 11.50%, 7/15/07 - 11/15/23
                      with respective values of
                      $89,403,755 and $17,701,253                                                                        102,000,000
       103,000,000    Morgan Stanley & Co., Inc., 5.3625%
                      dated 4/30/07, maturing 5/1/07
                      to be repurchased at $103,015,343
                      collateralized by $734,654,792
                      in Collateralized Mortgage Obligations
                      0%, 11/18/08 - 5/10/45
                      with a value of $105,096,629                                                                       103,000,000
       102,000,000    RBC Capital Markets Corp., 5.3825%
                      dated 4/30/07, maturing 5/1/07
                      to be repurchased at $102,015,250
                      collateralized by $104,435,378
                      in Commercial Paper
                      0%, 5/18/07 - 5/29/07
                      with a value of $104,040,001                                                                       102,000,000
       141,000,000    Societe Generale, New York Branch, 5.3125%
                      dated 4/30/07, maturing 5/1/07
                      to be repurchased at $141,020,807
                      collateralized by $607,193,170
                      in U.S. Government Agencies
                      0% - 7.423%, 12/15/13 - 6/1/40
                      with a value of $143,820,000                                                                       141,000,000
        86,800,000    UBS Financial Services, Inc., 5.3225%
                      dated 4/30/07, maturing 5/1/07
                      to be repurchased at $86,812,833
                      collateralized by $365,209,113
                      in U.S. Government Agencies
                      0%, 4/1/32 - 10/1/36
                      with a value of $88,536,051                                                                         86,800,000
        44,000,000    Wachovia Capital Markets, LLC, 5.38%
                      dated 4/30/07, maturing 5/1/07
                      to be repurchased at $44,006,576
                      collateralized by $45,115,718
                      in Corporate Bonds
                      3.375% - 9.50%, 9/20/07 - 10/15/35
                      with a value of $46,200,001                                                                         44,000,000
------------------------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (cost $1,032,800,000)                                                                      1,032,800,000
------------------------------------------------------------------------------------------------------------------------------------
Short-Term Corporate Notes - 1.9%
        50,000,000    Cullinan Finance Corp. (144A)
                      5.37%, 3/25/08                                                                                      50,000,000
        15,000,000    Sedna Finance, Inc. (144A)
                      5.60%, 6/20/07                                                                                      15,000,000
------------------------------------------------------------------------------------------------------------------------------------
Total Short-Term Corporate Notes (cost $65,000,000)                                                                       65,000,000
------------------------------------------------------------------------------------------------------------------------------------
Taxable Variable Rate Demand Notes - 4.9%
         1,680,000    A.E. Realty LLC, Series 2003
                      5.32%, 10/1/23                                                                                       1,680,000
         3,608,800    Campus Research Corp.
                      5.55%, 6/1/13                                                                                        3,608,800
         1,700,000    Capel, Inc.
                      5.39%, 9/1/09                                                                                        1,700,000
         4,350,000    Colorado Housing Facilities Revenue, (Tenderfoot Seasonal Housing LLC)
                      Series A, 5.37%, 7/1/35                                                                              4,350,000
         6,000,000    Colorado Natural Gas, Inc., Series 2004
                      5.36%, 7/1/32                                                                                        6,000,000
         3,191,000    Cornerstone Funding Corp. I, Series 2003B
                      5.40%, 2/26/23                                                                                       3,191,000
         9,559,000    Cornerstone Funding Corp. I, Series 2004D
                      5.50%, 1/1/25                                                                                        9,559,000
        12,923,000    Cornerstone Funding Corp. I, Series 2003J
                      5.40%, 1/1/29                                                                                       12,923,000
         5,165,000    Courtesy Realty LLC, Series 2002
                      5.37%, 12/1/17                                                                                       5,165,000
         7,765,000    Crozer-Keystone Health Systems
                      5.39%, 12/15/21                                                                                      7,765,000
         9,100,000    Eagle County, Colorado Housing Facility Revenue, (BC Housing LLC Project)
                      Series A, 5.32%, 6/1/27                                                                              9,100,000
         8,000,000    Eagle County, Colorado Housing Facility Revenue, (BC Housing LLC Project)
                      Series A, 5.37%, 5/1/39                                                                              8,000,000
        12,400,000    Eskaton Properties, Inc.
                      5.39%, 12/1/37                                                                                      12,400,000
         4,840,000    H.C. Equities L.P.
                      5.32%, 12/1/23                                                                                       4,840,000
         1,900,000    J.D. Parks and Lissa Parks, Series 2002
                      5.37%, 6/1/22                                                                                        1,900,000
         7,200,000    Jasper, Morgan, Newton and Walton Counties, Georgia Joint Development
                      Authority Revenue, (Industrial Park Project), 5.35%, 12/1/20                                         7,200,000
         3,075,000    Lone Tree Building Authority
                      5.40%, 12/1/17                                                                                       3,075,000
         4,100,000    Lowell Family LLC
                      5.36%, 4/1/30                                                                                        4,100,000
         9,875,000    Mississippi Business Finance Corp.
                      5.35%, 12/1/22                                                                                       9,875,000
         5,030,000    Montgomery, Alabama Downtown Redevelopment Authority Capital
                      Improvement Revenue, 5.33%, 11/1/18                                                                  5,030,000
         4,100,000    Montgomery, Alabama Industrial Development Board of Revenue
                      (Jenkins Brick Co.), Series A, 5.44%, 9/1/14                                                         4,100,000
         2,075,000    New Jersey Economic Development Authority Revenue
                      (Three Woodbury Project), Series B, 5.65%, 5/1/31                                                    2,075,000
         3,965,000    Ohio Health Care Facility Revenue Bonds, (United Church Homes, Inc. Project)
                      Series 2002, 5.39%, 9/1/27                                                                           3,965,000
         7,490,000    Orthopedic Institute of Ohio, Inc., Series 2001
                      5.42%, 12/1/11                                                                                       7,490,000
         3,255,000    Public Building Authority of Irondale, AL
                      5.32%, 10/2/35                                                                                       3,255,000
         5,185,000    Springfield, Tennessee, Health and Educational Facilities Revenue, Series A
5.39%, 6/1/265,185,000
         5,600,000    Tennessee Aluminum Processors, Inc.
                      5.33%, 5/1/14                                                                                        5,600,000
         4,095,000    Tim-Bar Corp., Series 1998
                      5.44%, 8/1/07                                                                                        4,095,000
         3,691,000    TOG Properties LLC
                      5.37%, 9/1/18                                                                                        3,691,000
         2,065,000    Washington, Missouri Industrial Development Authority Industrial Revenue
(Pauwels Project), 5.53%, 12/1/19                                                                                          2,065,000
------------------------------------------------------------------------------------------------------------------------------------
Total Taxable Variable Rate Demand Notes (cost $162,982,800)                                                             162,982,800
------------------------------------------------------------------------------------------------------------------------------------
Time Deposits - 11.2%
       103,000,000    BNP Paribas
                      5.32%, 5/1/07                                                                                      103,000,000
        84,000,000    Deutsche Bank Securities, Inc.
                      5.31%, 5/1/07                                                                                       84,000,000
       103,000,000    Dexia Bank, New York
                      5.32%, 5/1/07                                                                                      103,000,000
        50,000,000    Fortis Bank, N.V.
                      5.31%, 5/1/07                                                                                       50,000,000
        32,400,000    Suntrust Bank
                      5.25%, 5/1/07                                                                                       32,400,000
------------------------------------------------------------------------------------------------------------------------------------
Total Time Deposits (cost $372,400,000)                                                                                  372,400,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $3,339,363,922) - 100%                                                                  $3,339,363,922
------------------------------------------------------------------------------------------------------------------------------------


Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

Section 4(2) Securities subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the Securities Act of 1933, as amended.

**                Security is illiquid.

The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of April 30, 2007.

Money market funds may hold securities with stated maturities of greater than 397 days when those securities have features that allow a fund to "put" back the security to the issuer or to a third party within 397 days of acquisition. The maturity dates shown in the security descriptions are the stated maturity dates.


ss. Schedule of Restricted and Illiquid Securities (as of April 30, 2007)

                                                                                                                   Value as a % of
                                                       Acquisition       Acquisition                                 Investment
                                                          Date               Cost                  Value             Securities
------------------------------------------------------------------------------------------------------------------------------------
Ares VII CLO, Ltd.
   Class A-1A, 5.41%, 5/8/15                             4/23/03      $     25,000,000        $     25,000,000                0.7%
BCP Finance Bank, Ltd.
   5.36983%, 5/2/12                                      4/12/07            30,000,000              30,000,000                0.9%
Shiprock Finance SF-1
   Series 2007-3A, 5.39%, 4/11/08                        3/14/07            15,000,000              15,000,000                0.4%
Shiprock Finance SF-1
   Series 2007-1A, 5.42%, 4/11/08                        3/14/07            35,000,000              35,000,000                1.0%
------------------------------------------------------------------------------------------------------------------------------------
                                                                      $    105,000,000        $    105,000,000                3.0%
------------------------------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of April 30, 2007. The issuer incurs all registration costs.

Janus Institutional Government Money Market Fund

Schedule of Investments (unaudited)

Principal Amount                                                                                                               Value
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agency Notes - 10.9%
   $     8,000,000    Army & Air Force Exchange, 5.31%, 5/30/07                                                   $        8,000,000
         4,122,000    Fannie Mae, 5.27%, 6/1/07                                                                            4,103,294
        20,610,000    Fannie Mae, 5.11% - 5.275%, 6/29/07                                                                 20,433,141
         8,244,000    Fannie Mae, 4.99% - 5.011%, 12/28/07                                                                 7,968,027
         5,000,000    Federal Home Loan Bank System, 5.40%, 4/9/08                                                         5,000,000
         4,120,000    Federal Home Loan Bank System, 5.32%, 1/11/08                                                        4,120,000
         4,122,000    Freddie Mac, 5.003%, 5/1/07                                                                          4,122,000
         4,122,000    Freddie Mac, 5.03%, 5/29/07                                                                          4,105,874
         4,122,000    Freddie Mac, 5.075%, 6/22/07                                                                         4,091,784
         4,122,000    Freddie Mac, 5.11%, 6/29/07                                                                          4,087,479
        12,366,000    Freddie Mac, 4.96% - 4.975%, 9/18/07                                                                12,126,993
         4,122,000    Freddie Mac, 4.965%, 10/16/07                                                                        4,026,493
         4,122,000    Freddie Mac, 4.995%, 11/30/07                                                                        4,000,179
         8,244,000    Freddie Mac, 5.00% - 5.03%, 12/11/07                                                                 7,986,751
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agency Notes (cost $94,172,015)                                                                     94,172,015
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agency Variable Notes - 10.8%
         4,946,000    Fannie Mae, 5.21%, 6/21/07                                                                           4,945,747
         4,122,000    Federal Farm Credit Bank, 5.116%, 7/11/07                                                            4,121,793
         4,122,000    Federal Farm Credit Bank, 5.235%, 8/1/07                                                             4,121,847
         3,091,000    Federal Farm Credit Bank, 5.245%, 9/24/07                                                            3,091,946
         8,244,000    Federal Farm Credit Bank, 5.17%, 1/18/08                                                             8,242,194
         4,122,000    Federal Farm Credit Bank, 5.23%, 1/24/08                                                             4,121,414
         4,122,000    Federal Farm Credit Bank, 5.23%, 2/21/08                                                             4,121,356
         8,244,000    Federal Farm Credit Bank, 5.23%, 3/26/08                                                             8,241,994
         8,240,000    Federal Home Loan Bank System, 5.24%, 7/18/07                                                        8,239,777
         4,120,000    Federal Home Loan Bank System, 5.176%, 11/15/07                                                      4,120,000
        12,365,000    Federal Home Loan Bank System, 5.165%, 3/14/08                                                      12,360,806
        12,367,000    Freddie Mac, 5.22%, 6/19/07                                                                         12,366,515
         1,265,000    Freddie Mac, 5.215%, 7/6/07                                                                          1,264,954
         8,244,000    Freddie Mac, 5.1725%, 9/27/07                                                                        8,242,690
         5,785,141    Freddie Mac, 5.32%, 1/15/42                                                                          5,785,141
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agency Variable Notes (cost $93,388,174)                                                            93,388,174
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements - 78.3%
       123,700,000    Bear Stearns & Company, Inc., 5.3625%
                          dated 4/30/07, maturing 5/1/07
                          to be repurchased at $123,718,426
                          collateralized by $246,564,919
                          in U.S. Government Agencies
                          0%, 8/25/31 - 4/15/37
                          with a value of $126,175,083                                                                   123,700,000

       144,300,000    Credit Suisse Securities (USA) LLC, 5.3325%
                          dated 4/30/07, maturing 5/1/07
                          to be repurchased at $144,321,374
                          collateralized by $1,046,576,010
                          in U.S. Government Agencies
                          0% - 17.93999%, 11/15/18 - 4/25/37
                          with a value of $147,187,234                                                                   144,300,000

        25,000,000    ING Financial Markets LLC, 5.26%
                          dated 4/30/07, maturing 5/1/07
                          to be repurchased at $25,003,653
                          collateralized by $49,663,462
                          in U.S. Government Agencies
                          0% - 7.0002%, 5/18/27 - 12/1/34
                             with a value of $25,501,625                                                                  25,000,000

       200,000,000    Lehman Brothers, Inc.,  5.3225%
                          dated 4/30/07, maturing 5/1/07
                          to be repurchased at $200,029,569
                          collateralized by $1,251,219,948
                          in U.S. Government Agencies
                          0% - 7.00%, 11/1/22 - 4/15/37
                          with a value of $204,000,055                                                                   200,000,000

       161,000,000    Societe Generale, New York Branch, 5.3125%
                          dated 4/30/07, maturing 5/1/07
                          to be repurchased at $161,023,759
                          collateralized by $693,319,861
                          in U.S. Government Agencies
                          0% - 7.499%, 12/15/13 - 6/1/40
                          with a value of $164,220,000                                                                   161,000,000

        21,500,000    UBS Financial Services, Inc., 5.3225%
                          dated 4/30/07, maturing 5/1/07
                          to be repurchased at $21,503,179
                          collateralized by $90,460,783
                          in U.S. Government Agencies
                          0%, 4/1/32 - 10/1/36
                          with a value of $21,930,013                                                                     21,500,000

------------------------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (cost $675,500,000)                                                                          675,500,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $863,060,189) - 100%                                                                $      863,060,189
====================================================================================================================================

Notes to Schedule of Investments (unaudited)

The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of April 30, 2007.

Money market funds may hold securities with stated maturities of greater than 397 days when those securities have features that allow a fund to "put" back the security to the issuer or to a third party within 397 days of acquisition. The maturity dates shown in the security descriptions are the stated maturity dates.

Janus Institutional Money Market Fund

Schedule of Investments (unaudited)

Principal Amount                                                                                                           Value
------------------------------------------------------------------------------------------------------------------------------------
Certificates of Deposit - 6.0%
$       39,336,000    Deutsche Bank Securities, Inc., 5.40%, 11/21/07                                             $       39,336,000
        39,335,000    Natexis Banques Populaires, New York, 5.40%, 1/14/08                                                39,335,000
        39,335,000    Norinchunkin Bank, New York, 5.36%, 5/14/07                                                         39,335,000
        39,335,000    Norinchunkin Bank, New York, 5.355%, 6/12/07                                                        39,335,000
        18,880,000    Norinchunkin Bank, New York, 5.37%, 7/17/07                                                         18,880,000
        27,535,000    Shinkin Central Bank, New York, 5.335%, 5/23/07                                                     27,535,000
        30,000,000    Shinkin Central Bank, New York, 5.335%, 7/13/07                                                     30,000,000
        15,730,000    Shinkin Central Bank, New York, 5.37%, 7/20/07                                                      15,730,000
        20,000,000    Shinkin Central Bank, New York, 5.335%, 10/18/07                                                    20,000,000
        27,535,000    Societe Generale, New York, 5.45%, 6/4/07                                                           27,535,000
        19,668,000    Sumitomo Trust and Bank, 5.32%, 5/21/07                                                             19,668,000
        14,161,000    Sumitomo Trust and Bank, 5.37%, 7/20/07                                                             14,161,000
------------------------------------------------------------------------------------------------------------------------------------
Total Certificates of Deposit (cost $330,850,000)                                                                        330,850,000
------------------------------------------------------------------------------------------------------------------------------------
Commercial Paper - 14.4%
        40,822,000    Altius I Funding Corp., 5.27%, 6/13/07 (Section 4(2))                                               40,565,037
        34,114,000    Bavaria TRR Corp., 5.305%, 5/3/07 (Section 4(2))                                                    34,103,955
        50,000,000    Bavaria TRR Corp., 5.305%, 5/14/07 (Section 4(2))                                                   49,904,215
        40,000,000    BTM Capital Corp., 5.275%, 6/8/07 (Section 4(2))                                                    39,777,278
        34,500,000    Davis Square Funding IV Corp., 5.31%, 5/2/07 (Section 4(2))                                         34,494,911
        50,000,000    Davis Square Funding IV Corp., 5.31%, 5/3/07 (Section 4(2))                                         49,985,250
        30,000,000    Davis Square Funding V Corp., 5.30%, 5/3/07 (Section 4(2))                                          29,991,167
        14,250,000    G Street Finance Corp., 5.28%, 6/19/07 (Section 4(2))                                               14,147,590
        46,757,000    G Street Finance Corp., 5.28%, 6/25/07 (Section 4(2))                                               46,379,827
        50,000,000    Gotham Funding Corp., 5.30%, 5/15/07 (Section 4(2))                                                 49,896,944
        22,000,000    Klio III Funding Corp., 5.28%, 6/22/07 (144A)                                                       21,832,213
        43,594,000    Klio III Funding Corp., 5.26%, 7/13/07 (144A)                                                       43,129,022
        33,437,000    La Fayette Asset Securitization LLC, 5.30%, 5/14/07 (Section 4(2))                                  33,373,005
        11,400,000    Medical Building Funding IV Series 2002 LLC, 5.47%, 5/30/07                                         11,349,767
        33,000,000    Morrigan TRR Funding LLC, 5.31%, 5/8/07 (144A)                                                      32,965,928
        31,000,000    Morrigan TRR Funding LLC, 5.31%, 5/15/07 (144A)                                                     30,935,985
        39,000,000    Morrigan TRR Funding LLC, 5.29%, 5/25/07 (144A)                                                     38,862,460
        21,000,000    Morrigan TRR Funding LLC, 5.29%, 6/1/07 (144A)                                                      20,904,339
        46,000,000    Morrigan TRR Funding LLC, 5.29%, 6/8/07 (144A)                                                      45,743,141
        68,000,000    PB Finance (Delaware), Inc., 5.29%, 5/11/07                                                         67,900,078
        30,288,000    Stanfield Victoria LLC, 5.20%, 5/15/07 (144A)                                                       30,226,751
        25,175,000    Stanfield Victoria LLC, 5.17%, 6/12/07 (144A)                                                       25,023,153
------------------------------------------------------------------------------------------------------------------------------------
Total Commercial Paper (cost $791,492,016)                                                                               791,492,016
------------------------------------------------------------------------------------------------------------------------------------
Floating Rate Notes - 27.1%
        59,004,000    Ares VII CLO, Ltd., Class A-1A, 5.41%, 5/8/15 ss.                                                   59,004,000
        27,534,000    Banco Santander Totta SA, 5.32%, 7/16/11 (144A)                                                     27,534,000
       209,000,000    Bank of America Securities LLC (same day put), 5.3725%, 5/1/07                                     209,000,000
        30,000,000    CAM US Finance SA Unipersonal, 5.36%, 4/3/12 (144A)                                                 30,000,000
        15,734,000    Dekabank, New York, 5.39988%, 11/19/15 (144A)                                                       15,734,000
       195,000,000    EMC Mortgage Corp. (same day put), 5.4325%, 5/8/26                                                 195,000,000
        23,601,000    HSH Nordbank A.G., New York, 5.33%, 11/21/11 (144A)                                                 23,601,000
        70,805,000    HSH Nordbank A.G., New York, 5.35%, 6/23/15 (144A)                                                  70,805,000
        19,668,000    K2 (USA) LLC, 5.32%, 12/3/07 (144A)                                                                 19,666,797
       184,000,000    Lehman Brothers, Inc. (90 day put), 5.4625%, 4/5/27 *                                              184,000,000
        23,601,000    Natixis, 5.33%, 10/15/10 (144A)                                                                     23,601,000
        79,512,760    Putnam Structured Product Funding 2003-1 LLC, Class A-1A, 5.34%, 10/15/38 (144A)                    79,512,760
        32,255,812    Putnam Structured Product Funding 2003-1 LLC, Class A-1B, 5.34%, 10/15/38 (144A)                    32,255,812
        10,460,000    Russell Lands, Inc., Series 2002, 5.35%, 8/1/12                                                     10,460,000
        50,000,000    Shiprock Finance SF-1, Series 2007-3A, 5.39%, 4/11/08 ss.                                           50,000,000
        19,668,000    Sumitomo Trust and Bank, 5.32%, 5/14/07                                                             19,668,000
        39,336,000    Sumitomo Trust and Bank, 5.32%, 5/15/07                                                             39,336,000
        50,000,000    Sumitomo Trust and Bank, 5.32%, 9/12/07                                                             50,000,000
        78,672,000    Totta (Ireland) PLC, 5.32%, 3/7/12 (144A)                                                           78,672,000
        66,084,000    Unicredito Italiano Bank (Ireland), 5.34%, 3/9/11 (144A)                                            66,084,000
        23,601,000    Union Hamilton Special, 5.35488%, 6/15/07 (144A)                                                    23,601,000
        59,004,000    Union Hamilton Special, 5.35%, 6/21/07 (144A)                                                       59,004,000
         9,900,000    Village Green Finance Co., 5.32%, 11/1/22                                                            9,900,000
       110,141,000    Westdeutsche Landesbank A.G., 5.38%, 3/10/15 (144A)                                                110,141,000
------------------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Notes (cost $1,486,580,369)                                                                        1,486,580,369
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements - 35.2%
        29,000,000    Citigroup Global Markets, Inc., 5.4625%
                       dated 4/30/07, maturing 5/1/07
                       to be repurchased at $29,004,400
                       collateralized by $34,585,443
                       in U.S. Government Agencies
                       0.001% - 8.62%, 5/31/30 - 4/4/37
                       with a value of $33,184,623                                                                        29,000,000

       180,000,000    Credit Suisse Securities (USA) LLC, 5.3925%
                       dated 4/30/07, maturing 5/1/07
                       to be repurchased at $180,026,963
                       collateralized by $354,595,389
                       in Asset Backed Securities
                       0% - 15.00%, 7/20/12 - 3/28/52
                       with a value of $183,603,596                                                                      180,000,000

        29,000,000    Credit Suisse Securities (USA) LLC, 5.4125%
                       dated 4/30/07, maturing 5/1/07
                       to be repurchased at $29,004,360
                       collateralized by $38,535,000
                       in Asset Backed Securities
                       0% - 12.676%, 8/10/09 - 5/10/36
                       with a value of $29,583,546                                                                        29,000,000

        29,000,000    Deutsche Bank Securities, Inc., 5.4125%
                       dated 4/30/07, maturing 5/1/07
                       to be repurchased at $29,004,360
                       collateralized by $29,573,899
                       in Collateralized Mortgage Obligations
                       0%, 7/16/34 - 2/25/47
                       with a value of $29,798,510                                                                        29,000,000

        80,000,000    Dresdner Kleinwort Securities LLC, 5.3625%
                       dated 4/30/07, maturing 5/1/07
                       to be repurchased at $80,011,917
                       collateralized by $107,416,000
                       in Collateralized Mortgage Obligations
                       0% - 5.87%, 4/15/17 - 2/25/45
                       with a value of $84,002,196                                                                        80,000,000

       197,000,000    Goldman Sachs & Co., 5.4125%
                       dated 4/30/07, maturing 5/1/07
                       to be repurchased at $197,029,618
                       collateralized by $87,009,050
                       in Asset Backed Securities
                       0% - 8.3681%, 7/27/10 - 3/10/47
                       $82,077,000 in Collateralized Mortgage Obligations
                       0% - 6.00%, 10/12/16 - 10/15/48
                       $46,128,348 in Corporate Notes
                       5.375% - 9.50%, 9/15/12 - 1/15/36
                       with respective values of
                       $80,214,460, $77,125,850 and $49,509,690                                                          197,000,000

       145,000,000    Greenwich Capital Markets, 5.4625%
                       dated 4/30/07, maturing 5/1/07
                       to be repurchased at $145,022,002
                       collateralized by $150,967,354
                       in U.S. Government Agencies
                       3.9719% - 9.67%, 2/2/35 - 3/1/47
                       with a value of $152,331,576                                                                      145,000,000

       209,000,000    J.P. Morgan Securities, Inc., 5.4025%
                       dated 4/30/07, maturing 5/1/07
                       to be repurchased at $209,031,365
                       collateralized by $11,115,000
                       in Asset Backed Securities
                       1.37% - 7.33%, 9/15/07 -9/25/46
                       $344,553,000 in Corporate Notes
                       0% - 11.00%, 3/15/08 - 3/22/14
                       $33,710,000 in Medium Term Notes
                       8.375%, 8/15/07
                       with respective values of
                       $2,526,174, $182,630,513 and $34,298,170                                                          209,000,000

       209,000,000    Merrill Lynch, Pierce, Fenner & Smith, 5.4825%
                       dated 4/30/07, maturing 5/1/07
                       to be repurchased at $209,031,829
                       collateralized by $299,174,112
                       in Corporate Notes
                       0% - 15.00%, 6/27/07 - 2/19/49
                       with a value of $225,558,064                                                                      209,000,000

       169,000,000    Morgan Stanley & Company, Inc., 5.3625%
                       dated 4/30/07, maturing 5/1/07
                       to be repurchased at $169,025,174
                       collateralized by $2,875,300,951
                       in Collateralized Mortgage Obligations
                       0% - 0.52553%, 9/25/07 - 5/15/47
                       with a value of $172,726,200                                                                      169,000,000

       209,000,000    RBC Capital Markets Corp., 5.3825%
                       dated 4/30/07, maturing 5/1/07
                       to be repurchased at $209,031,248
                       collateralized by $214,073,371
                       in Commercial Paper
                       0%, 5/1/07 - 7/5/07
                       with a value of $213,180,000                                                                      209,000,000

       216,000,000    Societe Generale, New York Branch, 5.3125%
                       dated 4/30/07, maturing 5/1/07
                       to be repurchased at $216,031,875
                       collateralized by $930,168,261
                       in U.S. Government Agencies
                       0% - 7.423%, 12/15/13 - 6/1/40
                       with a value of $220,320,000                                                                      216,000,000

       141,700,000    UBS Financial Services, Inc., 5.3225%
                       dated 4/30/07, maturing 5/1/07
                       to be repurchased at $141,720,950
                       collateralized by $596,199,669
                       in U.S. Government Agencies
                       0%, 4/1/32 - 10/1/36
                       with a value of $144,534,083                                                                      141,700,000

        87,000,000    Wachovia Capital Markets LLC, 5.38%
                       dated 4/30/07, maturing 5/1/07
                       to be repurchased at $87,013,002
                       collateralized by $163,637,445
                       in Asset Backed Securities
                       0% - 10.1137%, 4/18/19 - 4/26/50
                       with a value of $91,350,000                                                                        87,000,000
------------------------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (cost $1,929,700,000)                                                                      1,929,700,000
------------------------------------------------------------------------------------------------------------------------------------
Short-Term Corporate Notes - 2.1%
        50,000,000    Cullinan Finance Corp., 5.37%, 3/25/08 (144A)                                                       50,000,000
        39,336,000    Sedna Finance, Inc., 5.60%, 6/20/07 (144A)                                                          39,336,000
        23,601,000    Stanfield Victoria LLC, 5.45%, 2/1/08 (144A)                                                        23,601,000
------------------------------------------------------------------------------------------------------------------------------------
Total Short-Term Corporate Notes (cost $112,937,000)                                                                     112,937,000
------------------------------------------------------------------------------------------------------------------------------------
Taxable Variable Rate Demand Notes - 5.9%
         8,850,000    Arbor Properties, Inc., Series 2004, 5.32%, 11/1/24                                                  8,850,000
         2,175,000    Aurora Colorado CenterTech Metropolitan District, Series B, 5.55%, 12/1/17                           2,175,000
        14,685,000    Breckenridge Terrace LLC, 5.25% - 5.4825%, 5/1/39                                                   14,685,000
         7,945,000    City of Irondale, Alabama, 5.32%, 10/1/35                                                            7,945,000
        12,605,000    Colorado Natural Gas, Inc., Series 2002, 5.36%, 7/1/32                                              12,605,000
        24,900,000    Cook County, Illinois, Series A, 5.34%, 11/1/23                                                     24,900,000
         7,424,000    Cornerstone Funding Corp. I, Series 2003C, 5.40%, 4/1/13                                             7,424,000
         6,422,000    Cornerstone Funding Corp. I, Series 2003E, 5.40%, 7/1/30                                             6,422,000
         8,676,000    Cornerstone Funding Corp. I, Series 2003B, 5.35% - 5.4125%, 12/1/30                                  8,676,000
        10,002,000    Custom Window Systems, 5.37%, 11/1/26                                                               10,002,000
         7,135,000    Edison Chouest Offshore LLC, 5.35%, 3/1/14                                                           7,135,000
         1,775,000    First United Pentecostal, 5.39%, 3/1/23                                                              1,775,000
         4,645,000    FJM Properties-Wilmar, 5.33%, 10/1/24                                                                4,645,000
        12,335,000    HHH Supply and Investment Co., 5.37%, 7/1/29                                                        12,335,000
        11,375,000    Hillcrest Medical Plaza, 5.32%, 9/1/23                                                              11,375,000
         6,770,000    Holston Medical Group, 5.35%, 1/1/13                                                                 6,770,000
         3,775,000    J&E Land Company, 5.35%, 6/1/23                                                                      3,775,000
         4,245,000    Lenexa, Kansas Industrial Revenue (Labone, Inc. Project), Series A, 5.40%, 9/1/09                    4,245,000
        16,265,000    Louisiana Health Systems Corp. Revenue, Series B, 5.32%, 10/1/22                                    16,265,000
         6,485,000    Luxor Management Company, 5.35%, 4/1/18                                                              6,485,000
         4,945,000    McElroy Metal Mill, Inc., Series 2003, 5.35%, 7/1/18                                                 4,945,000
         6,980,000    Medical Clinic Board, Mobile, AL, 5.33%, 9/1/11                                                      6,980,000
        13,425,000    Mississippi Business Finance Corp., 5.33%, 10/1/18                                                  13,425,000
         3,040,000    Montgomery-Engelside, Alabama Medical Clinic Board Revenue, (Surgical Center), 5.32%, 3/1/24         3,040,000
         7,945,000    Nautical Transport LLC, 5.36%, 6/1/16                                                                7,945,000
        23,800,000    Olympic Club, California Revenue, Series 2002, 5.36%, 10/1/32                                       23,800,000
        10,620,000    Patrick Schaumburg Automobiles, Inc., 5.32%, 7/1/08 (144A)                                          10,620,000
         8,200,000    Racetrac Capital LLC, Series 1998-A, 5.32%, 4/1/18                                                   8,200,000
        19,600,000    Rehau, Inc. 5.49%, 10/1/19                                                                          19,600,000
         7,635,000    Robinette Co., 5.32%, 1/1/17                                                                         7,635,000
        20,600,000    Shoosmith Brothers, Inc., 5.32%, 3/1/15                                                             20,600,000
        14,965,000    Timber Ridge County Affordable Housing Corporation, Series 2003, 5.42%, 5.36%, 1/1/25               14,965,000
         3,335,000    Union City, Tennessee Industrial Development Board, (Cobank LLC Project), 5.36%, 1/1/25              3,335,000
------------------------------------------------------------------------------------------------------------------------------------
Total Taxable Variable Rate Demand Notes (cost $323,579,000)                                                             323,579,000
------------------------------------------------------------------------------------------------------------------------------------
Time Deposits- 9.3%
       169,000,000    BNP Paribas, Grand Cayman, 5.32%, 5/1/07                                                           169,000,000
        95,000,000    Deutsche Bank Securities, Inc., 5.4125%, 5/1/07                                                     95,000,000
        95,000,000    Dexia Bank Local, Grand Cayman, 5.32%, 5/1/07                                                       95,000,000
       100,000,000    ING Financial Markets LLC, 5.32%, 5/1/07                                                           100,000,000
        52,700,000    Suntrust Bank, 5.25%, 5/1/07                                                                        52,700,000
------------------------------------------------------------------------------------------------------------------------------------
Total Time Deposits(cost $511,700,000)                                                                                   511,700,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $5,486,838,385) - 100%                                                              $    5,486,838,385
------------------------------------------------------------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

Section 4(2) Securities subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the Securities Act of 1933, as amended.

*                 Security is illiquid.

ss. Schedule of Restricted and Illiquid Securities (as of April 30, 2007)

------------------------------------------------------------------------------------------------------------------
                                                                                                          Value as
                                                                                                            a % of
                                                          Acquisition    Acquisition                    Investment
                                                              Date           Cost            Value      Securities
Ares VII CLO, Ltd.
   Class A-1A, 5.41%, 5/8/15                                 2/23/07     $ 59,004,000    $ 59,004,000         1.1%
Shiprock Finance SF-1
   Series 2007-3A, 5.39%, 4/11/08                            3/15/07       50,000,000      50,000,000         0.9%
------------------------------------------------------------------------------------------------------------------
                                                                         $109,004,000    $109,004,000         2.0%
------------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of April 30, 2007. The issuer incurs all registration costs.

The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of April 30, 2007.

Money market funds may hold securities with stated maturities of greater than 397 days when those securities have features that allow a fund to "put" back the security to the issuer or to a third party within 397 days of acquisition. The maturity dates shown in the security descriptions are the stated maturity dates.

Significant Accounting Policies

The following section describes the organization and significant accounting policies and provides more detailed information about the schedules and tables that appear throughout the Schedule of Investments for Janus Adviser Balanced Fund, Janus Adviser Contrarian Fund, Janus Adviser Flexible Bond Fund, Janus Adviser Forty Fund, Janus Adviser Fundamental Equity Fund, Janus Adviser Growth and Income Fund, Janus Adviser High-Yield Fund, Janus Adviser INTECH Risk-Managed Core Fund, Janus Adviser INTECH Risk-Managed Growth Fund, Janus Adviser INTECH Risk-Managed Value Fund, Janus Adviser International
Equity Fund, Janus Adviser International Growth Fund, Janus Adviser Large Cap Growth Fund, Janus Adviser Long/Short Fund, Janus Adviser Mid Cap Growth Fund, Janus Adviser Mid Cap Value Fund, Janus Adviser Money Market Fund, Janus Adviser Orion Fund, Janus Adviser Small Company Value Fund, Janus Adviser Small-Mid Growth Fund, Janus Adviser Worldwide Fund, Janus Institutional Cash Management Fund, Janus Institutional Government Money Market Fund and Janus Institutional Money Market Fund (collectively the "Funds" and individually the "Fund"). The Funds are part of Janus Adviser Series (the "Trust").

Investment Valuation

Securities are valued at the last sale price or the official closing price for securities traded on a principal securities exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Funds' Trustees. Short-term securities with maturities of 60 days or less may be valued at amortized cost, which approximates market value. Investments held by Janus Adviser Money Market Fund, Janus Institutional Cash Management Fund, Janus Institutional Government Money Market Fund and Janus Institutional Money Market Fund (the "Money Market Funds") are valued at the amortized cost method of valuation permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act") and certain conditions therein. Under the amortized cost method, which does not take into account unrealized capital gains or losses, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium. Debt securities with a remaining maturity of greater than 60 days are valued in accordance with the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is an evaluation that reflects such factors as security prices, yields, maturities and ratings. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect as of the daily close of the New York Stock Exchange ("NYSE"). When market quotations are not readily available or deemed unreliable, or events or circumstances that may affect the value of portfolio securities held by the Funds are identified between the closing of their principal markets and the time the net asset value ("NAV") is determined, securities may be valued at fair value as determined in good faith under procedures established by and under the supervision of the Funds' Trustees. The Funds may use a systematic fair valuation model provided by an independent third party to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the NYSE.

Repurchase Agreements

Repurchase agreements held by a Fund are fully collateralized, and such collateral is in the possession of the Fund's custodian or subcustodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Securities Lending

Under procedures adopted by the Trustees, the Funds may lend securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities or completing arbitrage activities. The Funds may seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital Management LLC ("Janus Capital") makes efforts to balance the benefits and risks from granting such loans.

The Funds do not have the right to vote on securities while they are being lent; however, the Funds may attempt to call back the loan and vote the proxy if time permits. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, money market mutual funds or other money market accounts, or such other collateral permitted by the Securities and Exchange Commission ("SEC"). Cash collateral may be invested in affiliated money market funds or other accounts advised by Janus Capital to the extent consistent with exemptive relief obtained from the SEC or as permitted by the 1940 Act and rules promulgated thereunder. Cash collateral may also be invested in unaffiliated money market funds or other accounts advised by Janus Capital to the extent consistent with exemptive relief obtained from the SEC or as permitted by the 1940 Act and rules promulgated thereunder. Cash collateral may also be invested in unaffiliated money market funds or other accounts.

State Street Bank and Trust Company (the "Lending Agent") may also invest the cash collateral in the State Street Navigator Securities Lending Prime Portfolio or investments in unaffiliated money market funds or accounts, mutually agreed to by the Funds and the Lending Agent, that comply with Rule 2a-7 under the 1940 Act relating to money market funds.

As of April 30, 2007, the following Funds had on loan securities valued as indicated:

--------------------------------------------------------------------------------
                                                                     Value at
  Fund                                                            April 30, 2007
--------------------------------------------------------------------------------
Janus Adviser Balanced Fund                                       $132,789,594
--------------------------------------------------------------------------------
Janus Adviser Flexible Bond Fund                                    6,832,382
--------------------------------------------------------------------------------
Janus Adviser Forty Fund                                           51,414,078
--------------------------------------------------------------------------------
Janus Adviser Growth and Income Fund                               17,202,619
--------------------------------------------------------------------------------
Janus Adviser High-Yield Fund                                        806,570
--------------------------------------------------------------------------------
Janus Adviser International Growth Fund                            74,089,098
--------------------------------------------------------------------------------
Janus Adviser Large Cap Growth Fund                                13,911,793
--------------------------------------------------------------------------------
Janus Adviser Mid Cap Growth Fund                                  15,056,651
--------------------------------------------------------------------------------
Janus Adviser Mid Cap Value Fund                                   52,245,926
--------------------------------------------------------------------------------
Janus Adviser Worldwide Fund                                       16,371,156
--------------------------------------------------------------------------------

As of April 30, 2007, the following Funds received cash collateral for securities lending activity as indicated:

--------------------------------------------------------------------------------
                                                              Cash Collateral at
  Fund                                                          April 30, 2007
--------------------------------------------------------------------------------
Janus Adviser Balanced Fund                                     $136,252,554
--------------------------------------------------------------------------------
Janus Adviser Flexible Bond Fund                                  6,970,693
--------------------------------------------------------------------------------
Janus Adviser Forty Fund                                         52,591,144
--------------------------------------------------------------------------------
Janus Adviser Growth and Income Fund                             17,690,159
--------------------------------------------------------------------------------
Janus Adviser High-Yield Fund                                      823,351
--------------------------------------------------------------------------------
Janus Adviser International Growth Fund                          77,623,151
--------------------------------------------------------------------------------
Janus Adviser Large Cap Growth Fund                              14,377,303
--------------------------------------------------------------------------------
Janus Adviser Mid Cap Growth Fund                                15,410,631
--------------------------------------------------------------------------------
Janus Adviser Mid Cap Value Fund                                 53,539,747
--------------------------------------------------------------------------------
Janus Adviser Worldwide Fund                                     16,824,883
--------------------------------------------------------------------------------

As of April 30, 2007, all cash collateral received by the Funds was invested in the State Street Navigator Securities Lending Prime Portfolio except for Janus Adviser Balanced Fund and Janus Adviser Large Cap Growth Fund, which also invested $2,682,600 and $1,389,100, respectively, of the cash collateral in foreign government bonds. Additionly, Janus Adviser Mid Cap Growth Fund and Janus Adviser Worldwide Fund invested $366,907 and $1,097,610, respectively, of the cash collateral in U.S. Treasury Notes/Bonds.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the respective securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

During the fiscal quarter ended April 30, 2007, there were no securities lending arrangements for Janus Adviser Contrarian Fund, Janus Adviser Fundamental Equity Fund, Janus Adviser INTECH Risk-Managed Core Fund, Janus Adviser INTECH Risk-Managed Growth Fund, Janus Adviser INTECH Risk-Managed Value Fund, Janus Adviser International Equity Fund, Janus Adviser Long/Short Fund, Janus Adviser Orion Fund, Janus Adviser Small-Mid Growth Fund, Janus Adviser Small Company Value Fund and Janus Institutional Cash Management Fund, Janus Institutional Government Money Market Fund and Janus Institutional Money Market Fund.

Futures Contracts

The Funds, except the Money Market Funds, may enter into futures contracts. The Funds intend to use such derivative instruments to hedge or protect from adverse movements in securities prices, currency rates or interest rates. In addition, Janus Adviser INTECH Risk-Managed Core Fund, Janus Adviser INTECH Risk-Managed Growth Fund and Janus Adviser INTECH Risk-Managed Value Fund may use futures contracts to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Futures contracts are marked-to-market daily, and the daily variation margin is recorded as an unrealized gain or loss. When a contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. Generally, futures contracts are marked-to-market (i.e., treated as realized and subject to distribution) for federal income tax purposes at fiscal year-end. Securities designated as collateral for market value on futures contracts are noted in the Schedule of Investments. Such collateral is in the possession of the Funds' custodian. As of April 30, 2007, Janus Adviser Flexible Bond Fund and Janus Adviser INTECH Risk-Managed Growth Fund were invested in futures contracts.

Forward Currency Transactions

The Funds, except the Money Market Funds, may enter into forward currency contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.

Forward currency contracts held by the Funds are fully collateralized by other securities, which are denoted in the accompanying Schedule of Investments (if applicable). The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

Foreign Currency Translations

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at April 30, 2007. Net unrealized appreciation or depreciation on investments and foreign currency translation arise from changes in the value of assets and liabilities, including investments in securities held at April 30, 2007, resulting from changes in the exchange rates and changes in market prices of securities held.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Short Sales

The Funds, except Janus Adviser INTECH Risk-Managed Core Fund, Janus Adviser INTECH Risk-Managed Growth Fund and Janus Adviser INTECH Risk-Managed Value Fund, may engage in "short sales against the box." Short sales against the box involves selling either a security that the Funds owns, or a security equivalent in kind and amount to the security sold short that the Funds have the right to obtain, for delivery at a specified date in the future. The Funds may enter into a short sale against the box in anticipation of an expected decline in the market price of that security. If the value of the securities sold short increases prior to the scheduled delivery date, the Funds lose the opportunity to participate in the gain.

The Funds, except Janus Adviser Flexible Bond Fund, Janus Adviser INTECH Risk-Managed Core Fund, Janus Adviser INTECH Risk-Managed Growth Fund, Janus Adviser INTECH Risk-Managed Value Fund, Janus Institutional Cash Management Fund, Janus Institutional Government Money Market Fund and Janus Institutional Money Market Fund, may also engage in "naked" (uncovered) short sales. Naked short sales involve the Fund selling a security it does not own to a purchaser at a specified price. To complete the transaction, the Fund must borrow the security to deliver it to the purchaser and buy that same security in the market to return it to the lender. Although the potential for gain is limited to the difference between the price at which the Fund sold the security short and the cost of borrowing the security, its potential for loss is theoretically could be unlimited because there is no limit to the cost of replacing of the borrowed security. There is no assurance that the Fund will be able to close out a short position at any particular time. A gain or a loss will be recognized upon termination of a short sale. There is no limit on the size of any loss that a Fund may recognize upon termination of a short sale. Short sales held by the Fund are fully collateralized by other securities, which are denoted in the accompanying Schedule of Investments (if applicable). As of April 30, 2007, Janus Adviser Long/Short Fund was invested in short sales.

Mortgage Dollar Rolls

Janus Adviser Flexible Bond Fund, Janus Adviser High-Yield Fund and Janus Adviser Long/Short Fund may enter into "mortgage dollar rolls." In a "mortgage dollar roll" transaction, the Fund sells a mortgage-related security (such as a Government National Mortgage Association ("GNMA") security) to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a predetermined price. The Fund will not be entitled to receive interest and principal payments while the dealer holds the security. The difference between the sale price and the future purchase price is recorded as an adjustment to investment income.

The Fund's obligations under a dollar roll agreement must be covered by cash, U.S. Government securities or other liquid high-grade debt obligations equal in value to the securities subject to repurchase by the Fund, maintained in a segregated account. To the extent that the Fund collateralizes its obligations under a dollar roll agreement, the asset coverage requirements of the 1940 Act will not apply to such transactions. Furthermore, under certain circumstances, an underlying mortgage-backed security that is part of a dollar roll transaction may be considered illiquid.

Successful use of mortgage dollar rolls depends on the Fund's ability to predict interest rates and mortgage payments. Dollar roll transactions involve the risk that the market value of the securities the Fund is required to purchase may decline below the agreed upon repurchase price.

The Funds did not participate in mortgage dollar rolls during the fiscal quarter ended April 30, 2007.

Bank Loans

Janus Adviser Balanced Fund, Janus Adviser Flexible Bond Fund, Janus Adviser High-Yield Fund and Janus Adviser Long/Short Fund may invest in bank loans, which include institutionally-traded floating rate securities generally acquired as an assignment or participation interest in loans originated by a bank or financial institution (the "Lender") that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the loan agreement and only upon receipt by the Lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with general interest rate changes and/or issuer credit quality. The interest rates paid on a floating rate security in which the Fund invests generally are readjusted every 45-60 days, on average, to an increment over a designated benchmark rate, such as the one-month, three-month, six-month or one-year London Interbank Offered Rate ("LIBOR").

The Fund may have difficulty trading assignments and participations to third parties. There may be restrictions on transfer and only limited opportunities may exist to sell such securities in secondary markets. As a result, the Fund may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value. The Fund utilizes an independent third party to value individual bank loans on a daily basis.

The average monthly value of borrowings outstanding under bank loan arrangements for the fiscal quarter ended April 30, 2007 are indicated in the table below.

--------------------------------------------------------------------------------
Fund                                          Average                  Rates
                                              Monthly
                                             Borrowings
--------------------------------------------------------------------------------
Janus Adviser Balanced Fund                  $4,723,349           1.75%-8.11375%
--------------------------------------------------------------------------------
Janus Adviser Flexible Bond Fund             1,462,318            2.10%-8.60988%
--------------------------------------------------------------------------------
Janus Adviser High-Yield Fund                 193,209              5.25%-12.36%
--------------------------------------------------------------------------------

Securities Traded on a To-Be-Announced Basis

Janus Adviser Flexible Bond Fund, Janus Adviser High-Yield Fund and Janus Adviser Long/Short Fund may trade securities on a to-be-announced ("TBA") basis. In a TBA transaction, the Fund commits to purchasing or selling securities for which specific information is not yet known at the time of the trade, particularly the face amount and maturity date in GNMA, Federal National Mortgage Association ("FNMA") and/or Federal Home Loan Mortgage Corporation ("FHLMC") transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. Government securities or other liquid high grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

At April 30, 2007, the Funds were not invested in TBA securities.

Borrowing

Janus Adviser Long/Short Fund may borrow money from banks for investment purposes to the extent permitted by the 1940 Act. This practice is known as leverage. Currently, under the 1940 Act, the Fund may borrow from banks up to one-third of its total assets (including the amount borrowed) provided that it maintains continuous asset coverage of 300% with respect to such borrowings and sells (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if disadvantageous from an investment standpoint. In addition to borrowing for leverage purposes, the Fund also may borrow money to meet redemptions in order to avoid forced, unplanned sales of portfolio securities or for other temporary or emergency purposes. This allows the Fund greater flexibility to buy and sell portfolio securities for investment or tax considerations, rather than for cash flow considerations.

The use of borrowing by Janus Adviser Long/Short Fund involves special risk considerations that may not be associated with other funds having similar policies. Because substantially all of the Fund's assets fluctuate in value, whereas the interest obligation resulting from a borrowing will be fixed by the terms of the Fund's agreement with its lender, the NAV per share of the Fund will tend to increase more when its portfolio securities increase in value and decrease more when its portfolio securities decrease in value than would otherwise be the case if the Fund did not borrow funds. In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales. The interest that the Fund must pay on borrowed money, together with any additional fees to maintain a line of credit or any minimum average balances required to be maintained, are additional costs that will reduce or eliminate any net investment income and may also offset any potential capital gains. Unless the appreciation and income, if any, on assets acquired with borrowed funds exceed the costs of borrowing, the use of leverage will diminish the investment performance of the Fund compared with what it would have been without leverage.

Additional Investment Risk

The Funds, particularly Janus Adviser Flexible Bond Fund and Janus Adviser High-Yield Fund, may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes or adverse developments specific to the issuer. Janus Adviser INTECH Risk-Managed Core Fund, Janus Adviser INTECH Risk-Managed Growth Fund and Janus Adviser INTECH Risk-Managed Value Fund do not intend to invest in high-yield/high-risk bonds.

Options Contracts

All Funds, except the Money Market Funds, may purchase or write put and call options on futures contracts or foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized and on portfolio securities for hedging purposes or as a substitute for an investment. The Funds generally invest in options to hedge against adverse movements in the value of portfolio holdings. In addition, the Funds, particularly Janus Adviser INTECH Risk-Managed Core Fund, Janus Adviser INTECH Risk-Managed Growth Fund and Janus Adviser INTECH Risk-Managed Value Fund, may use options contracts to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs.

When an option is written, the Funds receive a premium and become obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. In writing an option, the Funds bear the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Funds could result in the Funds buying or selling a security at a price different from the current market value.

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Securities designated to cover outstanding written options are noted in the Schedule of Investments (if applicable).

The risk in writing a call option is that a Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that a Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movement in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render a Fund's hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

                                                       Number of        Premiums
Call Options                                           Contracts        Received
--------------------------------------------------------------------------------
Janus Adviser Contrarian Fund
Options outstanding at January 31, 2007                       55       $ 18,755
Options written                                              636         68,858
Options closed                                                --             --
Options expired                                               --             --
Options exercised                                             --             --
--------------------------------------------------------------------------------
Options outstanding at April 30, 2007                   $    691       $ 87,613
--------------------------------------------------------------------------------

                                                       Number of        Premiums
Put Options                                            Contracts        Received
--------------------------------------------------------------------------------
Janus Adviser Contrarian Fund
Options outstanding at January 31, 2007                       --       $     --
Options written                                              293         73,245
Options closed                                                --             --
Options expired                                               --             --
Options exercised                                             --             --
--------------------------------------------------------------------------------
Options outstanding at April 30, 2007                        293       $ 73,245
--------------------------------------------------------------------------------


                                                       Number of       Premiums
Call Options                                           Contracts       Received
--------------------------------------------------------------------------------
Janus Adviser Fundamental Equity Fund
Options outstanding at January 31, 2007                       --       $     --
Options written                                            1,620         50,970
Options closed                                                --             --
Options expired                                               --             --
Options exercised                                             --             --
--------------------------------------------------------------------------------
Options outstanding at April 30, 2007                   $ 50,970          1,620
--------------------------------------------------------------------------------

                                                       Number of        Premiums
Put Options                                            Contracts        Received
--------------------------------------------------------------------------------
Janus Adviser Fundamental Equity Fund
Options outstanding at January 31, 2007                       66       $  9,572
Options written                                               --             --
Options closed                                               (66)        (9,572)
Options expired                                               --             --
Options exercised                                             --             --
--------------------------------------------------------------------------------
Options outstanding at April 30, 2007                         --       $     --
--------------------------------------------------------------------------------

                                                       Number of        Premiums
Call Options                                           Contracts        Received
--------------------------------------------------------------------------------
Janus Adviser Growth and Income Fund
Options outstanding at January 31, 2007                       --       $     --
Options written                                              400         15,299
Options closed                                                --             --
Options expired                                               --
Options exercised                                             --             --
--------------------------------------------------------------------------------
Options outstanding at April 30, 2007                        400       $ 15,299
--------------------------------------------------------------------------------

                                                       Number of        Premiums
Put Options                                            Contracts        Received
--------------------------------------------------------------------------------
Janus Adviser Growth and Income Fund
Options outstanding at January 31, 2007                      402       $ 58,304
Options written                                               --             --
Options closed                                              (402)       (58,304)
Options expired                                               --             --
Options exercised                                             --             --
--------------------------------------------------------------------------------
Options outstanding at April 30, 2007                         --       $     --
--------------------------------------------------------------------------------

                                                       Number of        Premiums
Call Options                                           Contracts        Received
--------------------------------------------------------------------------------
Janus Adviser Large Cap Growth Fund
Options outstanding at January 31, 2007                      251       $ 17,430
Options written                                              174          3,772
Options closed                                                --             --
Options expired                                             (281)       (17,967)
Options exercised                                             --             --
--------------------------------------------------------------------------------
Options outstanding at April 30, 2007                        144       $  3,235
--------------------------------------------------------------------------------

                                                       Number of        Premiums
Put Options                                            Contracts        Received
--------------------------------------------------------------------------------
Janus Adviser Large Cap Growth Fund
Options outstanding at January 31, 2007                      348       $ 11,994
Options written                                               91          2,419
Options closed                                                --             --
Options expired                                             (416)       (13,976)
Options exercised                                             --             --
--------------------------------------------------------------------------------
Options outstanding at April 30, 2007                         23       $    437
--------------------------------------------------------------------------------


                                                       Number of       Premiums
Call Options                                           Contracts       Received
--------------------------------------------------------------------------------
Janus Adviser Long/Short Fund
Options outstanding at January 31, 2007                       54       $  9,213
Options written                                              349         38,485
Options closed                                                --             --
Options expired                                               --             --
Options exercised                                             --             --
--------------------------------------------------------------------------------
Options outstanding at April 30, 2007                        403       $ 47,698
--------------------------------------------------------------------------------


                                                       Number of       Premiums
Put Options                                            Contracts       Received
--------------------------------------------------------------------------------
Janus Adviser Long/Short Fund
Options outstanding at January 31, 2007                       --       $     --
Options written                                              261         48,974
Options closed                                                --             --
Options expired                                               --             --
Options exercised                                             --             --
--------------------------------------------------------------------------------
Options outstanding at April 30, 2007                        261       $ 48,974
--------------------------------------------------------------------------------

                                                       Number of        Premiums
Call Options                                           Contracts        Received
--------------------------------------------------------------------------------
Janus Adviser Mid Cap Value Fund
Options outstanding at January 31, 2007                       --       $     --
Options written                                              390         79,050
Options closed                                                --             --
Options expired                                             (390)       (79,050)
Options exercised                                             --             --
--------------------------------------------------------------------------------
Options outstanding at April 30, 2007                         --       $     --
--------------------------------------------------------------------------------

                                                       Number of        Premiums
Call Options                                           Contracts        Received
--------------------------------------------------------------------------------
Janus Adviser Small-Mid Growth Fund
Options outstanding as of January 31, 2007                    --       $     --
Options written                                                8          1,946
Options closed                                                --             --
Options expired                                               --             --
Options exercised                                             --             --
--------------------------------------------------------------------------------
Options outstanding as of April 30, 2007                       8       $  1,946
--------------------------------------------------------------------------------

Interfund Lending

Pursuant to an exemptive order received from the SEC, each Fund may be party to an interfund lending agreement between the Fund and other Janus Capital sponsored mutual funds, which permits it to borrow or lend cash at a rate beneficial to both the borrowing and lending funds. Outstanding borrowings from all sources totaling 10% or more of a borrowing Fund's total assets must be collateralized at 102% of the outstanding principal value of the loan; loans of less than 10% may be unsecured. During the fiscal quarter ended April 30, 2007, there were no outstanding borrowing or lending arrangements for the Funds.

When-issued Securities

The Funds may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Funds may hold liquid assets as collateral with the Fund's' custodian sufficient to cover the purchase price. As of April 30, 2007, the Funds were not invested in when-issued securities.

Initial Public Offerings

The Funds, except the Money Market Funds, may invest in initial public offerings ("IPOs"). IPOs and other investment techniques may have a magnified performance impact on a fund with a small asset base. A Fund may not experience similar performance as its assets grow.

Equity-Linked Structured Notes

The Funds may invest in equity-linked structured notes. Equity-linked structured notes are derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, an equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked structured notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked structured notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities. As of April 30, 2007, Janus Adviser Growth and Income Fund was invested in equity-linked structured notes.

Restricted Securities Transactions

Restricted securities held by the Funds may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Funds to sell a security at a fair price and may substantially delay the sale of the security which the Funds seek to sell. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Money Market Investments

The Funds may invest in money market funds, including funds managed by Janus Capital. During the fiscal quarter ended April 30, 2007, the following Funds had the following affiliated purchases and sales:

                                                              Purchases          Sales       Dividend          Value
                                                            Shares/Cost    Shares/Cost         Income     at 4/30/07
====================================================================================================================
Janus Institutional Cash Management Fund
Growth & Core
Janus Adviser Large Cap Growth Fund                        $  1,812,281   $  1,394,976   $      3,103   $    417,305
Janus Adviser Forty Fund                                    144,610,845     80,363,268      1,180,545     64,247,577
Janus Adviser Orion Fund                                        438,846         99,579          3,387        339,267
Janus Adviser Mid Cap Growth Fund                             2,159,502             --         16,106      2,159,502
Janus Adviser Small-Mid Growth Fund                             241,039        154,175          1,016         86,866
Janus Adviser Growth and Income Fund                         11,947,561     11,947,561         26,113             --
Janus Adviser Fundamental Equity Fund                         2,557,807      2,557,807          1,845             --
Janus Adviser Contrarian Fund                                 7,503,629      2,972,629         40,256      4,531,000
Janus Adviser Balanced Fund                                  14,397,105     11,645,503         52,110      2,751,602
Risk-Managed
Janus Adviser INTECH Risk-Managed Growth Fund                57,307,293     27,360,060        295,327     29,947,233
Janus Adviser INTECH Risk-Managed Core Fund                   4,796,863      3,839,085         11,911        957,778
Janus Adviser INTECH Risk-Managed Value Fund                  1,908,774      1,345,897          5,269        562,877
Value
Janus Adviser Mid Cap Value Fund                             23,689,333     13,371,722        146,157     10,317,611
Janus Adviser Small Company Value Fund                          719,316        183,311          5,223        536,005
International & Global
Janus Adviser Worldwide Fund                                  1,551,272      1,515,022          3,020         36,250
Janus Adviser International Equity Fund                          72,981         70,481            453          2,500
Janus Adviser International Growth Fund                      76,494,472     10,379,652        376,076     66,114,820
Janus Adviser Flexible Bond Fund                              1,844,232      1,736,032          2,998        108,200
Janus Adviser High-Yield Fund                                   218,323        104,073            988        114,250
--------------------------------------------------------------------------------------------------------------------
                                                           $354,271,474   $171,040,833   $  2,171,903   $183,230,643
--------------------------------------------------------------------------------------------------------------------

====================================================================================================================
Janus Institutional Cash Reserves Fund
Growth & Core
Janus Adviser Large Cap Growth Fund                        $    904,000   $    904,000   $      2,742   $         --
Janus Adviser Forty Fund                                     26,911,099    114,598,550        387,187             --
Janus Adviser Orion Fund                                         48,586        178,559            459             --
Janus Adviser Mid Cap Growth Fund                             1,144,255      1,972,655          2,560             --
Janus Adviser Small-Mid Growth Fund                               5,114        178,743            614             --
Janus Adviser Growth and Income Fund                            265,540      1,543,440          4,852             --
Janus Adviser Fundamental Equity Fund                             5,282      3,641,067         10,448             --
Janus Adviser Contrarian Fund                                   728,273      2,116,320          6,107             --
Janus Adviser Balanced Fund                                   3,391,280      3,878,804          4,445             --
Risk-Managed
Janus Adviser INTECH Risk-Managed Growth Fund                12,147,784     48,450,602        127,773             --
Janus Adviser INTECH Risk-Managed Core Fund                   1,002,146      2,653,135          5,994             --
Janus Adviser INTECH Risk-Managed Value Fund                    310,457        928,310          2,229             --
Value
Janus Adviser Mid Cap Value Fund                              3,380,837     17,026,429         53,722             --
Janus Adviser Small Company Value Fund                          162,495        358,595            710             --
International & Global
Janus Adviser Worldwide Fund                                    314,250        314,250            636             --
Janus Adviser International Equity Fund                          59,922         70,022            102             --
Janus Adviser International Growth Fund                       4,986,507     36,801,345        114,452             --
Bond
Janus Adviser Flexible Bond Fund                                251,225        650,725            586             --
Janus Adviser High-Yield Fund                                    34,707        160,837            217             --
--------------------------------------------------------------------------------------------------------------------
                                                           $ 56,053,759   $236,426,388   $    725,835   $         --
--------------------------------------------------------------------------------------------------------------------

====================================================================================================================
Janus Institutional Money Market Fund
Growth & Core
Janus Adviser Large Cap Growth Fund                        $  6,729,467   $  3,290,216   $      7,909   $  3,439,251
Janus Adviser Forty Fund                                    269,048,732    248,997,732        539,236     20,051,000
Janus Adviser Orion Fund                                      1,745,422      1,630,422          5,167        115,000
Janus Adviser Mid Cap Growth Fund                            10,767,003      8,557,000         17,838      2,210,003
Janus Adviser Small-Mid Growth Fund                             770,858        707,827            760         63,031
Janus Adviser Growth and Income Fund                         16,738,006     16,738,006         11,303             --
Janus Adviser Fundamental Equity Fund                         6,074,602      4,416,602          8,733      1,658,000
Janus Adviser Contrarian Fund                                17,317,171     10,647,371         26,197      6,669,800
Janus Adviser Balanced Fund                                  27,191,511     22,656,511         20,259      4,535,000
Risk-Managed
Janus Adviser INTECH Risk-Managed Growth Fund                84,810,040     84,045,940         63,279        764,100
Janus Adviser INTECH Risk-Managed Core Fund                  20,539,915     20,539,915         17,086             --
Janus Adviser INTECH Risk-Managed Value Fund                  5,691,453      5,469,103          3,472        222,350
Value
Janus Adviser Mid Cap Value Fund                             64,013,828     34,299,278        136,349     29,714,550
Janus Adviser Small Company Value Fund                        3,884,689      3,884,689          7,103             --
International & Global
Janus Adviser Worldwide Fund                                  5,176,774      3,775,024          6,338      1,401,750
Janus Adviser International Equity Fund                         523,148        265,648          1,396        257,500
Janus Adviser International Growth Fund                     219,085,347    219,085,347        279,748             --
Bond
Janus Adviser Flexible Bond Fund                              8,121,800      6,801,000          5,792      1,320,800
Janus Adviser High-Yield Fund                                   500,927        441,927            484         59,000
--------------------------------------------------------------------------------------------------------------------
                                                           $768,730,693   $696,249,558   $  1,158,449   $ 72,481,135
--------------------------------------------------------------------------------------------------------------------

====================================================================================================================
Janus Money Market Fund
Growth & Core
Janus Adviser Large Cap Growth Fund                        $  1,898,000   $  1,898,000   $      3,852   $         --
Janus Adviser Forty Fund                                     60,870,742    143,161,347        242,362             --
Janus Adviser Orion Fund                                        593,075        856,381            946             --
Janus Adviser Mid Cap Growth Fund                             3,969,134      4,678,734          6,117             --
Janus Adviser Small-Mid Growth Fund                             141,074        167,770            184             --
Janus Adviser Growth and Income Fund                          5,265,850     19,589,950         35,551             --
Janus Adviser Fundamental Equity Fund                           969,000        969,000            581             --
Janus Adviser Contrarian Fund                                 2,245,808      7,672,708          6,360             --
Janus Adviser Balanced Fund                                  18,496,850     18,496,850          8,503             --
Risk-Managed
Janus Adviser INTECH Risk-Managed Growth Fund                17,517,332     25,679,632          8,251             --
Janus Adviser INTECH Risk-Managed Core Fund                  11,590,059     13,904,610         10,508             --
Janus Adviser INTECH Risk-Managed Value Fund                  5,319,273      5,480,273          3,814             --
Value
Janus Adviser Mid Cap Value Fund                             10,202,479     37,393,946         60,523             --
Janus Adviser Small Company Value Fund                        1,259,029      1,568,929          2,293             --
International & Global
Janus Adviser Worldwide Fund                                  2,144,750      2,144,750          2,106             --
Janus Adviser International Equity Fund                         870,433      1,123,333          1,296             --
Janus Adviser International Growth Fund                      52,300,961     70,042,068        124,515             --
Bond
Janus Adviser Flexible Bond Fund                                574,344      1,609,844            198             --
Janus Adviser High-Yield Fund                                   166,167        215,427            189             --
--------------------------------------------------------------------------------------------------------------------
                                                           $196,394,360   $356,653,552   $    518,149   $         --
--------------------------------------------------------------------------------------------------------------------

Federal Income Tax

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/ (depreciation) on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

As of April 30, 2007, the Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are noted below:

-------------------------------------------------------------------------------------------------------------
                                               Federal Tax     Unrealized       Unrealized          Net
                                                   Cost       Appreciation    (Depreciation)   Appreciation/
                                                                                               (Depreciation)
-------------------------------------------------------------------------------------------------------------
Janus Adviser Balanced Fund                   $597,486,544     $99,675,339     $(3,053,256)     $96,622,083
-------------------------------------------------------------------------------------------------------------
Janus Adviser Contrarian Fund                   78,605,271       8,925,724      (1,012,325)       7,913,399
-------------------------------------------------------------------------------------------------------------
Janus Adviser Flexible Bond Fund               53,489,917        330,124        (339,661)         (9,537)
-------------------------------------------------------------------------------------------------------------
Janus Adviser Forty Fund                      2,247,351,969    681,172,944     (18,029,679)     663,143,265
-------------------------------------------------------------------------------------------------------------
Janus Adviser Fundamental Equity Fund          78,798,253      15,958,166      (1,751,510)       14,206,656
-------------------------------------------------------------------------------------------------------------
Janus Adviser Growth and Income Fund          232,283,547      49,375,197      (5,831,307)       43,543,890
-------------------------------------------------------------------------------------------------------------
Janus Adviser High-Yield Fund                  4,125,992         86,519          (13,064)          73,455
-------------------------------------------------------------------------------------------------------------
Janus Adviser INTECH Risk-Managed             172,906,616      20,793,950      (1,713,320)       19,080,630
Core Fund
-------------------------------------------------------------------------------------------------------------
Janus Adviser INTECH Risk-Managed            1,290,843,091     147,873,554     (16,047,177)     131,826,377
Growth Fund
-------------------------------------------------------------------------------------------------------------
Janus Adviser INTECH Risk-Managed              37,934,489       4,590,323       (301,346)        4,288,977
Value Fund
-------------------------------------------------------------------------------------------------------------
Janus Adviser International Growth Fund      1,196,208,095     331,309,986     (33,332,999)     297,976,987
-------------------------------------------------------------------------------------------------------------
Janus Adviser International Equity Fund        4,100,939         437,983         (49,350)         388,633
-------------------------------------------------------------------------------------------------------------
Janus Adviser Large Cap Growth Fund           140,479,584      47,400,859      (1,672,043)       45,728,816
-------------------------------------------------------------------------------------------------------------
Janus Adviser Long/Short Fund                  42,255,846       6,874,508      (2,305,233)       4,569,275
-------------------------------------------------------------------------------------------------------------
Janus Adviser Mid Cap Growth Fund              92,021,753      40,207,623      (1,085,119)       39,122,504
-------------------------------------------------------------------------------------------------------------
Janus Adviser Mid Cap Value Fund              550,209,528      67,325,992      (5,778,719)       61,547,273
-------------------------------------------------------------------------------------------------------------
Janus Adviser Money Market Fund                11,902,472           -               -                -
-------------------------------------------------------------------------------------------------------------
Janus Adviser Orion Fund                       5,011,483         707,152         (72,425)         634,727
-------------------------------------------------------------------------------------------------------------
Janus Adviser Small Company Value Fund         26,209,720       9,732,842       (299,126)        9,433,716
-------------------------------------------------------------------------------------------------------------
Janus Adviser Small-Mid Growth Fund            3,522,946         465,663        (163,138)         302,525
-------------------------------------------------------------------------------------------------------------
Janus Adviser Worldwide Fund                  124,806,283      38,261,453      (3,053,118)       35,208,335
-------------------------------------------------------------------------------------------------------------
Janus Institutional Cash Management Fund     3,339,363,922          -               -                -
-------------------------------------------------------------------------------------------------------------
Janus Institutional Government Money         5,486,838,385          -               -                -
Market Fund
-------------------------------------------------------------------------------------------------------------
Janus Institutional Money Market Fund         863,060,189           -               -                -
-------------------------------------------------------------------------------------------------------------

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS No. 157"), which defines fair value, established a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. SFAS No. 157 does not require new fair value measurements, but is applied to the extent that other accounting pronouncements require or permit fair value measurements. SFAS No. 157 emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability. Companies will be required to disclose the extent to which fair value is used to measure assets and liabilities, the inputs used to develop the measurements, and the effect for fiscal years beginning after November 15, 2007. Management is currently evaluating the potential impact of SFAS No. 157 on each Fund's financial condition and results of operations


--------------------------------
Item 2. Controls and Procedures.

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3. Exhibits.

Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.


Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Janus Adviser Series

By:     _/s/ Andrew J. Iseman_________
        Andrew J. Iseman,
        President and Chief Executive Officer of Janus Adviser Series (Principal Executive Officer)

Date: June 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:     _/s/ Andrew J. Iseman_________
        Andrew J. Iseman,
        President and Chief Executive Officer of Janus Adviser Series (Principal Executive Officer)

Date: June 28, 2007

By:     _/s/ Jesper Nergaard________
        Jesper Nergaard,
        Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer of Janus Adviser Series
        (Principal Accounting Officer and Principal Financial Officer)

Date: June 28, 2007